UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

(b)	Not applicable

February 28, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

    (Formerly known as Xtrackers FTSE Developed ex US Comprehensive Factor ETF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

    (Formerly known as Xtrackers Russell 1000 Comprehensive Factor ETF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semiannual report for four of our equity ETFs for the period ended February 28, 2021.

The ascent in global economic growth began toward the end of 2020, as most nations started relaxing their rigorous lockdown restrictions in response to the introduction of various vaccines. Although progress in vaccination drives saw economic and social activities gradually limping back to normalcy in the later part of the year, unemployment rates in many major economies like the U.S. remained fairly high compared to pre-pandemic levels. On the other hand, following a decline in global gross domestic product and global industrial throughput in early 2020, they began to recover in the second half of 2020.

As a result of the ease in social distancing restrictions in the second half of 2020, many sectors across the U.S. economy have recovered at a rapid pace. Consumers who made significant savings during the lockdown have started spending, leading to a resurgence in demand. With 82m vaccine doses already administered, the U.S. economy has started to prosper, evident in a significant drop in unemployment rate, which is still above comfortable levels. The Federal Reserve Board (FRB), aiming to achieve the desired inflation and employment rate, has been maintaining federal funds rate less than 0.25% since spring 2020. It also introduced measures to support the flow of credit, backed by the Treasury, using funds appropriated under the CARES Act. While U.S. equity markets remained volatile through the initial months of 2021, major sectors of economy recovered.

In the second half of 2020, pandemic-related social distancing and mass job losses began a plunge in the Eurozone’s economy that persists to date. Significant monetary policies have been adopted by the European Central Bank (ECB) to combat the economic contraction, including a reduction in business-related costs and introduction of new work programs. The European Banking Authority and the ECB aim to focus on bank lending to prop up the economy. Specifically, they have adopted guidelines to emphasize extended repayment schedules of nonperforming loans to reinstate steady risk management and asset valuation, rather than having to account for them as bad loans. Most sectors in European equity markets witnessed a sharp recovery in Q4 2020. UK equities, in response to the Brexit trade deal with the EU, have also shown positive growth(1).

Emerging market economies, which were deeply impacted by the pandemic, started to show signs of recovery in Q3 2020 as central banks pushed for monetary easing and low interest rates. Despite underperforming initially, China’s indexes advanced in the beginning of 2021 after the manufacturing industry stabilized. While fiscal balance deteriorated in most countries, it weakened more in Asia, in general.

Worldwide, economies that shrank owing to the unprecedented pandemic are projected to recover over the near term, bolstered by the vaccine drives and positive growth in consumer demand. However, newer variants of the virus pose a possible threat to this recovery. Furthermore, for economies to overcome the long lasting adverse effects of the pandemic, comprehensive fiscal and monetary policies are essential. The FRB had expressed that it will keep a close watch on inflation as vaccination would allow consumers to spend inordinately while maintaining a balance by keeping interest rates at zero in the near future.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

(1) Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the Europe Union.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (6.3% of Net Assets)

Description	% of Net Assets
Kinnevik AB (Sweden)	1.2%
Industrivarden AB (Sweden)	1.0%
Rio Tinto Ltd. (Australia)	0.6%
Investor AB (Sweden)	0.6%
Magna International, Inc. (Canada)	0.6%
Sekisui House Ltd. (Japan)	0.5%
Swedish Match AB (Sweden)	0.5%
Aeon Co. Ltd. (Japan)	0.5%
Segro PLC (United Kingdom)	0.4%
Logitech International SA (Switzerland)	0.4%

Country Diversification* as of February 28, 2021

Japan	31.5%
United Kingdom	9.1%
Sweden	8.4%
Australia	7.8%
Switzerland	4.6%
Canada	4.4%
South Korea	4.1%
Germany	3.8%
Hong Kong	3.7%
France	3.4%
Singapore	3.1%
Finland	2.3%
Netherlands	2.3%
Other	11.5%

Total	100.0%

Sector Diversification* as of February 28, 2021

Industrials	23.1%
Materials	13.7%
Consumer Discretionary	11.4%
Consumer Staples	11.1%
Financials	9.2%
Real Estate	7.3%
Utilities	6.5%
Information Technology	6.3%
Communication Services	5.2%
Health Care	5.0%
Energy	1.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (18.7% of Net Assets)

Description	% of Net Assets
Apple, Inc. (United States)	4.3%
Microsoft Corp. (United States)	3.5%
Amazon.com, Inc. (United States)	2.7%
Alphabet, Inc. (United States)	2.5%
Facebook, Inc. (United States)	1.3%
Tesla, Inc. (United States)	1.1%
JPMorgan Chase & Co. (United States)	0.9%
Johnson & Johnson (United States)	0.9%
Visa, Inc. (United States)	0.8%
Walt Disney Co. (United States)	0.7%

Country Diversification* as of February 28, 2021

United States	69.6%
United Kingdom	4.6%
France	3.6%
Canada	3.5%
Switzerland	3.5%
Germany	3.1%
Australia	2.5%
Other	9.6%

Total	100.0%

Sector Diversification* as of February 28, 2021

Information Technology	22.6%
Financials	13.9%
Health Care	12.7%
Consumer Discretionary	11.5%
Industrials	9.7%
Communication Services	9.1%
Consumer Staples	7.0%
Materials	4.5%
Energy	3.4%
Utilities	3.0%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (31.8% of Net Assets)

Description	% of Net Assets
Alphabet, Inc.	5.7%
Apple, Inc.	5.7%
Berkshire Hathaway, Inc.	4.1%
Facebook, Inc.	3.3%
Intel Corp.	3.1%
Johnson & Johnson	2.6%
Visa, Inc.	2.1%
Chevron Corp.	1.8%
Mastercard, Inc.	1.7%
Exxon Mobil Corp.	1.7%

Sector Diversification* as of February 28, 2021

Information Technology	27.8%
Health Care	15.5%
Communication Services	12.4%
Consumer Discretionary	10.7%
Industrials	9.8%
Financials	7.8%
Energy	6.2%
Consumer Staples	5.5%
Materials	2.2%
Real Estate	1.5%
Utilities	0.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (6.5% of Net Assets)

Description	% of Net Assets
Progressive Corp.	0.9%
McKesson Corp.	0.8%
Cummins, Inc.	0.8%
eBay, Inc.	0.6%
Bio-Rad Laboratories, Inc.	0.6%
HP, Inc.	0.6%
Cadence Design Systems, Inc.	0.6%
Cognizant Technology Solutions Corp.	0.6%
IAC/InterActiveCorp	0.5%
Humana, Inc.	0.5%

Sector Diversification* as of February 28, 2021

Information Technology	19.2%
Industrials	19.0%
Health Care	14.0%
Financials	11.7%
Consumer Discretionary	10.1%
Materials	6.7%
Consumer Staples	5.6%
Utilities	4.8%
Communication Services	4.1%
Real Estate	3.9%
Energy	0.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$1,100.70	0.24%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.24%	$1.20
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$1,114.50	0.09%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.09%	$0.45
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,128.30	0.19%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$1,145.60	0.17%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.17%	$0.85

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Australia — 7.7%
Adbri Ltd.	4,894	$12,314
AGL Energy Ltd.	27,475	199,311
ALS Ltd.	2,585	19,773
Altium Ltd.	408	8,295
Alumina Ltd.	25,265	31,687
Ampol Ltd.	6,928	131,839
Ansell Ltd.	8,379	233,987
APA Group (a)	11,781	84,733
Aristocrat Leisure Ltd.	3,671	86,286
ASX Ltd.	2,055	107,550
Atlas Arteria Ltd. (a)	3,078	13,226
Aurizon Holdings Ltd.	36,240	106,897
AusNet Services	42,037	53,862
Australia & New Zealand Banking Group Ltd.	454	9,198
Bank of Queensland Ltd.	1,608	10,943
Bendigo & Adelaide Bank Ltd.	1,794	13,570
BHP Group Ltd.	2,699	102,660
BHP Group PLC	3,399	107,850
BlueScope Steel Ltd.	3,544	45,766
Brambles Ltd.	31,288	239,809
carsales.com Ltd.	6,045	87,423
Charter Hall Group REIT	15,554	142,817
Cleanaway Waste Management Ltd.	18,468	31,169
Coca-Cola Amatil Ltd.	10,295	106,724
Coles Group Ltd.	13,334	158,254
Commonwealth Bank of Australia	397	25,068
Computershare Ltd.	10,270	105,510
Crown Resorts Ltd.	1,844	14,205
CSL Ltd.	261	53,061
CSR Ltd.	15,299	64,789
Deterra Royalties Ltd.*	2,801	9,867
Dexus REIT	16,533	113,919
Domino’s Pizza Enterprises Ltd.	707	49,235
Evolution Mining Ltd.	4,253	13,829
Fortescue Metals Group Ltd.	1,752	32,703
Goodman Group REIT	20,438	262,031
GPT Group REIT	23,107	76,388
Harvey Norman Holdings Ltd.	25,573	103,745
IDP Education Ltd.	358	7,555
Iluka Resources Ltd.	2,801	16,091
Incitec Pivot Ltd.*	1,656	3,410
Insurance Australia Group Ltd.	6,241	24,111
JB Hi-Fi Ltd.	7,085	238,113
Macquarie Group Ltd.	602	66,405
Magellan Financial Group Ltd.	1,795	60,368
Medibank Pvt Ltd.	73,342	157,284
Metcash Ltd.	1,997	5,210
Mineral Resources Ltd.	1,864	54,723
Mirvac Group REIT	28,384	49,004
National Australia Bank Ltd.	752	14,345
Newcrest Mining Ltd.	2,946	56,199
Orica Ltd.	4,565	44,390
Origin Energy Ltd.	1,973	6,874
Orora Ltd.	36,173	81,775
OZ Minerals Ltd.	5,302	91,907

	Number of Shares	Value
Australia (Continued)
Perpetual Ltd.	1,496	$35,511
Platinum Asset Management Ltd.	3,898	13,973
QBE Insurance Group Ltd.	7,958	57,236
Qube Holdings Ltd.	8,393	19,948
Ramsay Health Care Ltd.	520	26,571
REA Group Ltd.	503	53,273
Rio Tinto Ltd.	4,774	470,098
Scentre Group REIT	11,377	25,367
SEEK Ltd.	2,410	47,952
Shopping Centres Australasia Property Group REIT	14,322	25,946
Sonic Healthcare Ltd.	9,436	231,799
South32 Ltd.	16,394	35,157
Stockland REIT	2,005	6,473
Suncorp Group Ltd.	3,833	29,497
Sydney Airport*(a)	4,558	20,679
Tabcorp Holdings Ltd.	4,365	15,038
Telstra Corp. Ltd.	17,189	40,988
TPG Telecom Ltd.*	179	942
Transurban Group (a)	3,420	33,891
Treasury Wine Estates Ltd.	1,184	9,992
Washington H Soul Pattinson & Co. Ltd. (b)	2,714	62,783
Wesfarmers Ltd.	5,563	212,071
Westpac Banking Corp.	782	14,421
Woodside Petroleum Ltd.	3,975	75,613
Woolworths Group Ltd.	2,469	75,313

(Cost $4,763,517)		5,688,589

Austria — 0.2%
ANDRITZ AG	1,852	89,289
Telekom Austria AG	3,903	29,799
Verbund AG	104	7,978
voestalpine AG	985	39,263

(Cost $111,639)		166,329

Belgium — 1.2%
Ackermans & van Haaren NV	242	39,244
Ageas SA/NV	217	12,237
Elia Group SA/NV	348	37,847
Etablissements Franz Colruyt NV	2,181	131,412
Groupe Bruxelles Lambert SA	281	28,023
KBC Group NV*	109	7,888
Proximus SADP	2,200	43,260
Sofina SA	756	251,890
Solvay SA	406	49,823
Telenet Group Holding NV	643	25,787
UCB SA	793	79,352
Umicore SA	3,042	179,671

(Cost $744,890)		886,434

Cambodia — 0.0%
NagaCorp Ltd. (Cost $15,868)	12,155	16,108

Canada — 4.4%
Agnico Eagle Mines Ltd.	442	24,802
Alimentation Couche-Tard, Inc., Class B	6,405	193,516

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Bank of Montreal	261	$21,437
Barrick Gold Corp.	346	6,491
BCE, Inc.	996	42,822
Brookfield Asset Management, Inc., Class A	373	15,144
Canadian Imperial Bank of Commerce	259	24,003
Canadian National Railway Co.	768	84,268
Canadian Pacific Railway Ltd.	480	171,951
Canadian Tire Corp. Ltd., Class A	714	92,741
Canadian Utilities Ltd., Class A (b)	2,902	69,043
CGI, Inc.*	1,273	95,525
Constellation Software, Inc.	81	105,423
Dollarama, Inc.	1,690	64,650
Enbridge, Inc.	1,329	45,119
Fairfax Financial Holdings Ltd.	256	104,829
Fortis, Inc.	3,711	143,633
Franco-Nevada Corp.	724	77,924
George Weston Ltd.	1,428	105,431
Great-West Lifeco, Inc.	357	9,184
Hydro One Ltd., 144A	5,884	125,581
IGM Financial, Inc.	1,771	48,570
Imperial Oil Ltd. (b)	383	8,437
Intact Financial Corp.	670	75,277
Loblaw Cos. Ltd.	1,126	54,548
Magna International, Inc.	4,875	412,758
Manulife Financial Corp.	1,072	21,482
Metro, Inc.	7,015	293,123
National Bank of Canada	688	43,562
Nutrien Ltd.	1,078	58,490
Power Corp. of Canada	1,126	27,287
Restaurant Brands International, Inc.	127	7,657
Rogers Communications, Inc., Class B	2,307	100,462
Royal Bank of Canada	94	8,046
Saputo, Inc.	485	13,730
Shaw Communications, Inc., Class B	9,763	170,814
Sun Life Financial, Inc. (b)	874	42,278
Suncor Energy, Inc.	596	11,896
TC Energy Corp.	1,346	56,668
TELUS Corp.	2,753	55,451
Thomson Reuters Corp.	619	54,126
Toronto-Dominion Bank	190	11,577
Wheaton Precious Metals Corp.	609	21,897

(Cost $2,685,993)		3,221,653

Chile — 0.1%
Antofagasta PLC (Cost $30,179)	2,211	55,101

China — 0.3%
Lenovo Group Ltd.	65,672	83,049
Tingyi Cayman Islands Holding Corp.	19,719	39,604
Uni-President China Holdings Ltd.	14,216	17,080
Want Want China Holdings Ltd.	101,156	73,024

(Cost $164,527)		212,757

Cyprus — 0.1%
Polymetal International PLC (Cost $40,674)	2,969	59,006

	Number of Shares	Value
Czech Republic — 0.0%
Avast PLC, 144A (Cost $2,645)	721	$4,657

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	26	52,499
A.P. Moller — Maersk A/S, Class B	20	43,224
Carlsberg A/S, Class B	1,037	164,193
Chr Hansen Holding A/S*	1,067	92,100
Coloplast A/S, Class B	699	107,116
Danske Bank A/S*	938	17,409
Demant A/S*	601	24,908
DSV PANALPINA A/S	23	4,250
Genmab A/S*	104	35,141
GN Store Nord AS	1,632	137,992
ISS A/S*	718	13,009
Novo Nordisk A/S, Class B	615	43,965
Novozymes A/S, Class B*	3,212	199,654
Orsted AS, 144A	205	33,396
Pandora A/S	420	41,107
ROCKWOOL International A/S, Class B	117	42,665
Tryg A/S	1,607	50,889
Vestas Wind Systems A/S	907	170,925

(Cost $899,841)		1,274,442

Finland — 2.3%
Elisa OYJ	3,088	184,974
Fortum OYJ	2,983	74,914
Huhtamaki OYJ	1,881	85,116
Kesko OYJ, Class B	5,153	131,599
Kojamo OYJ	14,478	279,066
Kone OYJ, Class B*	2,237	179,425
Neles OYJ	1,625	20,198
Neste OYJ	619	40,918
Nokian Renkaat OYJ	3,946	140,433
Orion OYJ, Class B	2,979	122,833
Sampo OYJ, Class A	725	32,446
Stora Enso OYJ, Class R	3,772	74,743
UPM-Kymmene OYJ	7,454	285,906
Wartsila OYJ Abp	1,706	19,676

(Cost $1,376,321)		1,672,247

France — 3.4%
Accor SA*	78	3,272
Air Liquide SA (b)	216	32,694
Alstom SA*	1,986	99,655
Amundi SA, 144A*	247	18,888
Arkema SA	622	69,081
Atos SE*	961	75,377
BioMerieux	242	30,901
Bollore SA	9,475	45,612
Bouygues SA	2,049	83,466
Bureau Veritas SA*	1,887	51,283
Capgemini SE	468	75,637
Carrefour SA	2,747	48,164
Cie de Saint-Gobain*	1,483	79,959
Cie Generale des Etablissements Michelin SCA	1,534	222,971
Cie Plastic Omnium SA	243	8,766
Danone SA	286	19,600

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
France (Continued)
Dassault Aviation SA*	3	$3,252
Dassault Systemes SE	30	6,260
Edenred	524	29,187
Eiffage SA*	752	77,732
Electricite de France SA*	125	1,503
Engie SA*	3,888	57,032
EssilorLuxottica SA	117	19,172
Gecina SA REIT	687	95,646
Getlink SE*	1,366	22,500
Hermes International	6	6,723
ICADE REIT (b)	72	5,349
Iliad SA	314	55,874
Imerys SA	298	15,460
Ipsen SA	93	7,975
JCDecaux SA*	356	8,474
Kering SA	16	10,194
La Francaise des Jeux SAEM, 144A	337	15,294
Legrand SA	1,559	136,095
L’Oreal SA	39	14,334
Orange SA	6,013	69,687
Orpea SA*	266	32,119
Pernod Ricard SA	66	12,605
Publicis Groupe SA	845	49,786
Remy Cointreau SA	109	20,904
Rexel SA*	1,240	23,420
Rubis SCA	677	31,193
Sanofi	196	18,033
Sartorius Stedim Biotech	47	20,652
Schneider Electric SE	657	97,969
SEB SA	320	57,758
Sodexo SA*	202	19,424
Suez SA	3,410	71,399
Teleperformance	327	116,335
Thales SA	154	14,662
TOTAL SE (b)	27	1,258
Veolia Environnement SA	6,224	168,847
Vinci SA	299	31,226
Vivendi SE	1,756	60,895
Wendel SE	172	19,771
Worldline SA, 144A*	231	20,693

(Cost $2,013,495)		2,512,018

Germany — 3.4%
adidas AG*	49	17,183
Allianz SE	17	4,123
BASF SE	1,236	101,612
Bayer AG	516	31,391
Bayerische Motoren Werke AG	347	30,115
Bechtle AG	452	85,752
Beiersdorf AG	364	36,185
Brenntag SE	2,225	173,547
Carl Zeiss Meditec AG	157	23,687
Continental AG	110	15,875
Covestro AG, 144A	1,272	92,576
CTS Eventim AG & Co. KGaA*	102	6,983
Daimler AG	290	23,320
Delivery Hero SE, 144A*	98	12,573

	Number of Shares	Value
Germany (Continued)
Deutsche Boerse AG	51	$8,391
Deutsche Lufthansa AG*	760	11,333
Deutsche Post AG	2,329	116,074
Deutsche Telekom AG	2,873	52,413
Deutsche Wohnen SE	5,037	238,137
E.ON SE	3,330	34,155
Evonik Industries AG	1,916	64,862
Fielmann AG*	308	24,412
Fresenius Medical Care AG & Co. KGaA	551	38,363
Fresenius SE & Co. KGaA	676	29,080
FUCHS PETROLUB SE	648	28,237
GEA Group AG	1,310	45,508
Hannover Rueck SE	121	20,606
HeidelbergCement AG	793	63,027
Hella GmbH & Co. KGaA*	98	5,831
Henkel AG & Co. KGaA	235	20,937
HOCHTIEF AG	111	9,950
Infineon Technologies AG	568	24,820
KION Group AG	602	51,106
Knorr-Bremse AG	364	46,630
LANXESS AG	418	31,112
LEG Immobilien AG	1,771	243,210
Merck KGaA	400	65,327
MTU Aero Engines AG	64	15,304
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83	24,481
Nemetschek SE	90	5,697
ProSiebenSat.1 Media SE*(b)	1,214	25,021
Puma SE*	127	13,562
Rational AG (b)	14	12,048
Rheinmetall AG	211	21,160
RWE AG	1,504	57,213
SAP SE	1	124
Scout24 AG, 144A	600	45,481
Siemens AG	180	27,962
Siemens Energy AG*	90	3,414
Siemens Healthineers AG, 144A	321	17,857
Suedzucker AG	511	8,082
Symrise AG	362	42,498
TeamViewer AG, 144A*	310	16,744
Telefonica Deutschland Holding AG	11,488	30,817
Traton SE	985	27,558
Uniper SE	3,097	109,015
United Internet AG	1,537	68,058
Vonovia SE	307	19,653
Zalando SE, 144A*	114	11,765

(Cost $2,016,142)		2,531,957

Hong Kong — 3.7%
AIA Group Ltd.	2,690	33,654
ASM Pacific Technology Ltd.	1,090	15,161
Bank of East Asia Ltd.	9,990	23,593
BOC Hong Kong Holdings Ltd.	8,164	27,152
Budweiser Brewing Co. APAC Ltd., 144A	3,170	9,685
Cafe de Coral Holdings Ltd.	5,864	13,002
Cathay Pacific Airways Ltd.*	8,338	7,739
China Travel International Investment Hong Kong Ltd.*	69,162	12,036

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Chow Tai Fook Jewellery Group Ltd.	12,910	$17,741
CK Asset Holdings Ltd.	28,194	165,551
CK Hutchison Holdings Ltd.	17,251	130,316
CK Infrastructure Holdings Ltd.	4,594	26,620
CLP Holdings Ltd.	8,140	79,382
Dairy Farm International Holdings Ltd.	2,065	8,941
ESR Cayman Ltd., 144A*	6,916	21,887
First Pacific Co. Ltd.	9,585	3,138
Galaxy Entertainment Group Ltd.	2,882	26,341
Hang Lung Group Ltd.	51,955	129,932
Hang Lung Properties Ltd.	25,395	65,801
Hang Seng Bank Ltd.	953	18,428
Henderson Land Development Co. Ltd.	7,981	34,672
Hong Kong & China Gas Co. Ltd.	18,619	28,082
Hong Kong Exchanges & Clearing Ltd.	1,107	67,527
Hongkong Land Holdings Ltd.	1,544	7,442
Hutchison Port Holdings Trust, Class U	67,400	16,176
Hutchison Telecommunications Hong Kong Holdings Ltd.	126,798	21,903
Hysan Development Co. Ltd.	31,368	133,643
Jardine Matheson Holdings Ltd.	600	31,392
Jardine Strategic Holdings Ltd.	300	7,764
Johnson Electric Holdings Ltd.	3,757	10,849
Kerry Logistics Network Ltd.	39,977	116,468
Kerry Properties Ltd.	26,165	84,155
Lee & Man Paper Manufacturing Ltd.	52,832	48,968
Lifestyle International Holdings Ltd.*	12,488	11,156
Man Wah Holdings Ltd.	7,300	15,998
MTR Corp. Ltd.	3,998	23,991
New World Development Co. Ltd.	29,376	149,392
NWS Holdings Ltd.	10,608	11,993
PCCW Ltd.	161,692	92,754
Power Assets Holdings Ltd.	19,094	106,087
Shangri-La Asia Ltd.*	13,448	13,765
Shun Tak Holdings Ltd.	80,256	27,209
Sino Land Co. Ltd.	16,086	24,345
SITC International Holdings Co. Ltd.	63,993	168,286
SJM Holdings Ltd.	21,132	29,420
Sun Hung Kai Properties Ltd.	6,951	111,648
Swire Pacific Ltd., Class A	3,365	24,660
Swire Pacific Ltd., Class B	8,510	9,873
Swire Properties Ltd.	6,564	21,112
Techtronic Industries Co. Ltd.	4,391	67,019
Vinda International Holdings Ltd. (b)	6,724	20,066
Vitasoy International Holdings Ltd. (b)	7,178	31,646
VTech Holdings Ltd.	4,778	40,066
WH Group Ltd., 144A	74,099	66,483
Wharf Holdings Ltd.	9,162	21,614
Wharf Real Estate Investment Co. Ltd.	942	5,628
Xinyi Glass Holdings Ltd.	57,054	159,600
Yue Yuen Industrial Holdings Ltd.	7,006	14,938

(Cost $2,356,220)		2,713,890

Ireland — 1.1%
CRH PLC	3,032	131,198
DCC PLC	945	76,234
Experian PLC	2,128	67,625

	Number of Shares	Value
Ireland (Continued)
Flutter Entertainment PLC*	142	$27,437
Glanbia PLC	4,539	59,226
James Hardie Industries PLC CDI	5,125	144,864
Kerry Group PLC, Class A	464	56,292
Kingspan Group PLC*	789	57,701
Smurfit Kappa Group PLC	3,638	172,730

(Cost $576,284)		793,307

Israel — 1.1%
Airport City Ltd.*	1,859	25,477
Alony Hetz Properties & Investments Ltd.	2,461	29,582
Amot Investments Ltd.	4,754	25,114
Azrieli Group Ltd.	402	24,464
Bank Hapoalim BM*	2,740	19,437
Bank Leumi Le-Israel BM	6,398	39,110
Bezeq The Israeli Telecommunication Corp. Ltd.*	37,659	36,503
Elbit Systems Ltd.	244	31,724
Electra Ltd.	110	57,512
Energix-Renewable Energies Ltd.	2,920	10,225
First International Bank of Israel Ltd.	499	13,096
ICL Group Ltd.	14,816	85,961
Israel Discount Bank Ltd., Class A	5,809	21,586
Melisron Ltd.	261	13,788
Mivne Real Estate KD Ltd.	13,683	31,805
Mizrahi Tefahot Bank Ltd.	991	23,741
Nice Ltd.*	748	173,909
Paz Oil Co. Ltd.	157	14,640
Shapir Engineering and Industry Ltd.	2,098	14,471
Shufersal Ltd.	2,557	20,540
Strauss Group Ltd.	1,375	36,891
Tower Semiconductor Ltd.*	1,861	56,740

(Cost $622,841)		806,316

Italy — 1.6%
A2A SpA	46,610	78,894
Amplifon SpA*	402	16,102
Assicurazioni Generali SpA	502	9,475
Atlantia SpA*	1,010	19,033
Buzzi Unicem SpA	2,147	54,596
Davide Campari-Milano NV	2,158	24,565
DiaSorin SpA	254	50,069
Enel SpA	4,994	47,548
Eni SpA	1,415	16,286
Ferrari NV	769	150,746
Hera SpA	17,722	63,543
Infrastrutture Wireless Italiane SpA, 144A	1,548	16,187
Italgas SpA	12,984	76,940
Moncler SpA*	1,306	81,322
Pirelli & C SpA, 144A*	1,167	6,764
Poste Italiane SpA, 144A	409	4,669
Prysmian SpA	6,358	205,976
Recordati Industria Chimica e Farmaceutica SpA	605	30,945
Snam SpA	14,046	73,243
Telecom Italia SpA	61,097	29,137
Telecom Italia SpA-RSP	21,028	11,338
Terna Rete Elettrica Nazionale SpA	13,911	97,394

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Italy (Continued)
UnipolSai Assicurazioni SpA	2,353	$6,866

(Cost $1,001,306)		1,171,638

Japan — 31.3%
ABC-Mart, Inc. (b)	563	32,023
Acom Co. Ltd.	3,700	16,496
Advance Residence Investment Corp. REIT	4	12,146
Advantest Corp.	100	8,213
Aeon Co. Ltd.	10,949	329,169
Aeon Mall Co. Ltd. (b)	1,800	30,276
AGC, Inc.	2,300	84,194
Aica Kogyo Co. Ltd.	2,514	86,954
Ain Holdings, Inc.	900	58,035
Air Water, Inc.	1,300	21,378
Aisin Seiki Co. Ltd.	2,093	71,214
Ajinomoto Co., Inc.	3,300	65,635
Alfresa Holdings Corp.	5,670	109,313
Alps Alpine Co. Ltd.	900	11,843
Amada Co. Ltd.	4,743	57,473
Amano Corp.	1,100	24,656
ANA Holdings, Inc.*	743	17,811
Anritsu Corp. (b)	900	19,201
Ariake Japan Co. Ltd.	212	13,153
As One Corp.	200	25,643
Asahi Group Holdings Ltd.	792	34,285
Asahi Intecc Co. Ltd.	616	17,664
Asahi Kasei Corp.	3,919	42,155
ASKUL Corp.	509	16,841
Astellas Pharma, Inc.	2,283	35,871
Azbil Corp.	5,413	229,903
Bandai Namco Holdings, Inc.	1,200	91,763
Benesse Holdings, Inc.	2,000	40,342
Bic Camera, Inc. (b)	4,000	43,326
Bridgestone Corp.	4,524	176,688
Brother Industries Ltd.	1,942	38,151
Calbee, Inc.	1,680	44,152
Canon Marketing Japan, Inc.	1,200	26,232
Canon, Inc.	2,722	58,571
Capcom Co. Ltd.	454	27,613
Casio Computer Co. Ltd.	1,398	26,926
Central Japan Railway Co.	156	25,492
Chubu Electric Power Co., Inc.	9,931	121,877
Chugai Pharmaceutical Co. Ltd.	300	13,412
Chugoku Electric Power Co., Inc.	11,983	142,955
COMSYS Holdings Corp.	6,934	209,244
Concordia Financial Group Ltd.	2,700	10,416
Cosmos Pharmaceutical Corp.	490	70,138
CyberAgent, Inc.	300	18,078
Dai Nippon Printing Co. Ltd.	9,407	168,998
Daicel Corp.	3,827	28,018
Daido Steel Co. Ltd.	555	22,843
Daifuku Co. Ltd.	226	21,595
Dai-ichi Life Holdings, Inc.	400	7,017
Daiichi Sankyo Co. Ltd.	900	25,427
Daiichikosho Co. Ltd.	516	20,487
Daikin Industries Ltd.	384	74,681

	Number of Shares	Value
Japan (Continued)
Daito Trust Construction Co. Ltd.	1,285	$142,443
Daiwa House Industry Co. Ltd.	1,502	42,336
Daiwa House REIT Investment Corp. REIT (b)	4	10,497
Daiwa Securities Group, Inc.	2,945	14,308
Denka Co. Ltd.	1,600	60,071
Denso Corp.	1,144	68,593
DIC Corp.	1,100	26,937
Disco Corp.	111	34,798
Dowa Holdings Co. Ltd.	600	23,625
East Japan Railway Co.	547	40,340
Ebara Corp.	1,400	52,431
Eisai Co. Ltd.	300	20,609
Elecom Co. Ltd.	300	13,220
Electric Power Development Co. Ltd.	2,376	38,715
ENEOS Holdings, Inc.	22,820	100,178
Ezaki Glico Co. Ltd.	1,200	48,827
Fancl Corp.	400	14,248
FANUC Corp.	196	48,457
Fast Retailing Co. Ltd.	11	10,841
FP Corp.	1,400	54,336
Fuji Electric Co. Ltd.	988	40,989
Fuji Media Holdings, Inc.	800	9,672
Fuji Oil Holdings, Inc.	1,700	47,183
Fuji Seal International, Inc.	600	12,333
FUJIFILM Holdings Corp.	1,151	65,577
Fujitsu General Ltd.	1,300	35,142
Fujitsu Ltd.	842	121,392
Fukuoka Financial Group, Inc.	600	10,785
Fukuyama Transporting Co. Ltd.	1,000	39,093
Furukawa Electric Co. Ltd.	1,000	26,103
Glory Ltd.	1,388	30,303
GLP J REIT	8	12,960
GS Yuasa Corp.	1,638	48,199
GungHo Online Entertainment, Inc.	500	10,226
Gunma Bank Ltd.	2,900	9,309
Hakuhodo DY Holdings, Inc.	5,669	93,330
Hamamatsu Photonics KK	2,350	138,300
Hankyu Hanshin Holdings, Inc.	1,667	55,311
Haseko Corp.	1,497	18,519
Heiwa Corp.	764	11,531
Hikari Tsushin, Inc.	100	19,795
Hino Motors Ltd.	2,659	24,958
Hirose Electric Co. Ltd.	540	78,765
Hisamitsu Pharmaceutical Co., Inc.	740	46,120
Hitachi Capital Corp.	500	13,502
Hitachi Construction Machinery Co. Ltd.	400	12,296
Hitachi Ltd.	1,346	61,602
Hitachi Metals Ltd.	1,700	26,950
Hitachi Transport System Ltd.	280	8,778
Hokuhoku Financial Group, Inc.	1,100	9,932
Hokuriku Electric Power Co.	9,363	58,002
Honda Motor Co. Ltd.	1,845	50,420
Horiba Ltd.	500	29,754
Hoshizaki Corp.	513	44,973
House Foods Group, Inc.	1,257	42,002
Hoya Corp.	800	90,858

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hulic Co. Ltd.	7,448	$83,051
Ibiden Co. Ltd.	600	24,385
Idemitsu Kosan Co. Ltd.	225	5,880
Iida Group Holdings Co. Ltd.	1,500	33,959
Industrial & Infrastructure Fund Investment Corp. REIT	6	10,306
Inpex Corp.	3,099	22,805
Isetan Mitsukoshi Holdings Ltd.	900	6,564
Isuzu Motors Ltd.	2,400	25,095
Ito En Ltd.	600	33,114
ITOCHU Corp.	4,736	140,826
Itochu Techno-Solutions Corp.	1,200	36,831
Itoham Yonekyu Holdings, Inc.	7,100	47,316
Iyo Bank Ltd.	1,600	9,251
Izumi Co. Ltd.	1,600	59,095
J. Front Retailing Co. Ltd.	465	4,439
Japan Airlines Co. Ltd.*	679	16,124
Japan Exchange Group, Inc.	400	8,611
Japan Logistics Fund, Inc. REIT (b)	4	11,714
Japan Post Insurance Co. Ltd.	700	14,317
Japan Tobacco, Inc.	4,564	82,464
JFE Holdings, Inc.*	1,400	14,691
JGC Holdings Corp.	2,000	25,662
JSR Corp.	5,532	164,859
Justsystems Corp.	107	6,257
Kagome Co. Ltd.	265	7,897
Kajima Corp.	7,200	91,774
Kakaku.com, Inc.	786	24,936
Kaken Pharmaceutical Co. Ltd.	1,347	53,544
Kamigumi Co. Ltd.	3,632	67,908
Kandenko Co. Ltd.	8,192	67,203
Kaneka Corp.	1,122	43,494
Kansai Electric Power Co., Inc.	7,011	69,919
Kansai Paint Co. Ltd.	1,888	49,300
Kao Corp.	1,153	77,314
Kawasaki Heavy Industries Ltd.*	543	12,171
KDDI Corp.	3,329	102,801
Keihan Holdings Co. Ltd.	1,010	45,314
Keikyu Corp.	881	13,925
Keio Corp.	619	46,190
Keisei Electric Railway Co. Ltd.	600	21,626
Kewpie Corp.	1,559	33,700
Keyence Corp.	50	23,728
Kikkoman Corp.	973	64,203
Kinden Corp.	9,800	159,961
Kintetsu Group Holdings Co. Ltd.	800	33,415
Kirin Holdings Co. Ltd.	2,912	57,084
Kissei Pharmaceutical Co. Ltd.	300	5,975
Kobayashi Pharmaceutical Co. Ltd.	526	49,667
Koei Tecmo Holdings Co. Ltd.	740	41,605
Koito Manufacturing Co. Ltd.	900	59,977
Kokuyo Co. Ltd.	2,900	41,374
Komatsu Ltd.	2,470	73,956
Konami Holdings Corp.	482	30,900
K’s Holdings Corp.	13,411	179,879
Kubota Corp.	1,900	42,935
Kuraray Co. Ltd.	4,881	54,610

	Number of Shares	Value
Japan (Continued)
Kurita Water Industries Ltd.	4,028	$162,950
Kusuri no Aoki Holdings Co. Ltd.	200	15,675
Kyocera Corp.	1,572	101,190
Kyowa Exeo Corp.	4,672	119,365
Kyowa Kirin Co. Ltd.	1,300	36,216
Kyudenko Corp.	1,599	52,530
Kyushu Electric Power Co., Inc.	14,464	124,222
Kyushu Railway Co.	2,124	55,263
LaSalle Logiport REIT	6	9,050
Lawson, Inc. (b)	1,800	84,053
Lintec Corp.	3,513	76,598
Lion Corp.	3,506	67,329
LIXIL Group Corp.	1,711	47,970
Mabuchi Motor Co. Ltd.	800	35,367
Maeda Road Construction Co. Ltd.	1,700	34,530
Makita Corp.	2,818	119,951
Mani, Inc.	400	9,281
Marubeni Corp.	8,791	65,326
Marui Group Co. Ltd.	879	16,674
Maruichi Steel Tube Ltd.	1,950	44,531
Matsumotokiyoshi Holdings Co. Ltd.	1,497	58,733
Mazda Motor Corp.	1,400	11,025
Mebuki Financial Group, Inc.	4,400	9,375
Medipal Holdings Corp.	4,251	84,190
Megmilk Snow Brand Co. Ltd.	900	18,044
MEIJI Holdings Co. Ltd.	2,669	169,349
MINEBEA MITSUMI, Inc.	871	21,379
MISUMI Group, Inc.	1,940	59,180
Mitsubishi Chemical Holdings Corp.	20,002	138,891
Mitsubishi Corp.	2,336	65,844
Mitsubishi Electric Corp.	12,574	185,117
Mitsubishi Estate Co. Ltd.	1,900	32,778
Mitsubishi Gas Chemical Co., Inc.	8,167	190,032
Mitsubishi Heavy Industries Ltd.	2,113	60,847
Mitsubishi Logistics Corp.	1,300	40,572
Mitsubishi Materials Corp.	700	16,445
Mitsubishi Shokuhin Co. Ltd.	1,500	40,253
Mitsui & Co. Ltd.	9,525	202,364
Mitsui Chemicals, Inc.	4,200	129,304
Mitsui Fudosan Co. Ltd.	1,000	22,527
Mitsui OSK Lines Ltd.	200	6,317
Miura Co. Ltd.	1,657	85,696
Mizuho Financial Group, Inc.	1,080	15,804
Mochida Pharmaceutical Co. Ltd.	261	9,701
MonotaRO Co. Ltd.	300	17,233
Morinaga & Co. Ltd.	500	18,021
Morinaga Milk Industry Co. Ltd.	1,100	50,075
MS&AD Insurance Group Holdings, Inc.	900	25,343
Murata Manufacturing Co. Ltd.	817	69,638
Nabtesco Corp.	800	33,940
Nagase & Co. Ltd.	3,465	54,118
Nagoya Railroad Co. Ltd.	2,376	60,303
Nankai Electric Railway Co. Ltd.	1,518	36,618
NEC Corp.	1,300	70,772
NEC Networks & System Integration Corp.	2,200	36,570
NET One Systems Co. Ltd.	400	12,409

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nexon Co. Ltd.	1,200	$37,845
NGK Insulators Ltd.	2,077	36,651
NGK Spark Plug Co. Ltd.	902	15,256
NH Foods Ltd.	2,000	84,194
NHK Spring Co. Ltd.	3,200	23,908
Nichirei Corp.	2,400	62,467
Nidec Corp.	172	21,827
Nifco, Inc.	1,661	56,983
Nihon Kohden Corp.	1,300	35,252
Nihon M&A Center, Inc.	900	49,080
Nihon Unisys Ltd.	900	26,018
Nippo Corp.	3,961	103,394
Nippon Accommodations Fund, Inc. REIT (b)	2	11,151
Nippon Express Co. Ltd.	1,536	114,184
Nippon Kayaku Co. Ltd.	5,500	53,276
Nippon Paper Industries Co. Ltd.	1,930	25,216
Nippon Prologis REIT, Inc. REIT	4	12,240
Nippon Sanso Holdings Corp.	859	16,117
Nippon Shinyaku Co. Ltd.	300	20,359
Nippon Shokubai Co. Ltd.	700	37,188
Nippon Steel Corp.*	4,013	59,042
Nippon Telegraph & Telephone Corp.	1,891	48,952
Nippon Television Holdings, Inc.	1,500	19,838
Nippon Yusen KK	1,800	51,614
Nishi-Nippon Railroad Co. Ltd.	1,500	42,041
Nissan Chemical Corp.	1,683	91,464
Nissan Motor Co. Ltd.*	2,700	14,564
Nissan Shatai Co. Ltd.	1,080	7,765
Nisshin Seifun Group, Inc.	2,778	44,666
Nissin Foods Holdings Co. Ltd.	1,184	89,461
Nitori Holdings Co. Ltd.	532	99,244
Nitto Denko Corp.	2,343	199,905
Noevir Holdings Co. Ltd.	200	8,936
NOF Corp.	2,807	147,806
NOK Corp.	800	10,925
Nomura Holdings, Inc.	3,000	17,424
Nomura Real Estate Holdings, Inc.	1,286	28,957
Nomura Research Institute Ltd.	2,930	91,030
NS Solutions Corp.	600	17,599
NSK Ltd.	1,856	18,170
NTT Data Corp.	717	10,936
Obayashi Corp.	30,862	264,474
OBIC Business Consultants Co. Ltd.	200	11,170
Obic Co. Ltd.	400	67,505
Odakyu Electric Railway Co. Ltd.	1,609	47,044
Oji Holdings Corp.	21,888	137,853
OKUMA Corp.	200	10,982
Olympus Corp.	1,556	32,569
Omron Corp.	1,300	104,693
Ono Pharmaceutical Co. Ltd.	2,277	61,210
Open House Co. Ltd.	345	13,212
Oracle Corp.	200	20,274
Oriental Land Co. Ltd.	100	16,745
ORIX Corp.	5,636	95,300
Osaka Gas Co. Ltd.	12,129	216,988
OSG Corp.	900	16,126

	Number of Shares	Value
Japan (Continued)
Otsuka Corp.	1,508	$70,064
Otsuka Holdings Co. Ltd.	1,034	40,995
PALTAC Corp.	1,582	85,678
Pan Pacific International Holdings Corp.	6,799	159,222
Panasonic Corp.	5,172	66,288
Park24 Co. Ltd.*	564	12,128
Penta-Ocean Construction Co. Ltd.	6,520	48,469
Persol Holdings Co. Ltd.	629	12,440
Pigeon Corp.	800	28,909
Pilot Corp.	448	13,456
Pola Orbis Holdings, Inc.	600	13,702
Rakuten, Inc.	2,215	24,761
Recruit Holdings Co. Ltd.	826	40,943
Relo Group, Inc.	200	4,710
Rengo Co. Ltd.	8,512	68,949
Resona Holdings, Inc.	3,800	15,255
Resorttrust, Inc.	600	10,300
Ricoh Co. Ltd.	1,200	10,385
Rinnai Corp.	1,517	153,494
Rohm Co. Ltd.	214	21,030
Rohto Pharmaceutical Co. Ltd.	1,611	43,065
Ryohin Keikaku Co. Ltd.	940	21,158
Sankyo Co. Ltd.	1,209	33,544
Sankyu, Inc.	800	33,340
Santen Pharmaceutical Co. Ltd.	2,700	37,051
Sanwa Holdings Corp.	5,100	62,948
Sapporo Holdings Ltd.	600	12,305
Sawai Pharmaceutical Co. Ltd.	400	17,946
SCSK Corp.	500	29,426
Secom Co. Ltd.	1,635	141,585
Sega Sammy Holdings, Inc.	3,700	62,130
Seibu Holdings, Inc.	600	7,209
Seiko Epson Corp.	851	13,930
Seino Holdings Co. Ltd.	11,200	156,636
Sekisui Chemical Co. Ltd.	8,101	144,090
Sekisui House Ltd.	21,136	396,176
Seven & i Holdings Co. Ltd. (b)	3,900	147,778
Seven Bank Ltd. (b)	11,000	24,779
SG Holdings Co. Ltd.	2,244	51,561
Shikoku Electric Power Co., Inc.	3,200	22,317
Shimadzu Corp.	3,096	111,298
Shimamura Co. Ltd.	700	69,711
Shimano, Inc.	466	104,144
Shimizu Corp.	19,646	148,442
Shin-Etsu Chemical Co. Ltd.	600	97,710
Shionogi & Co. Ltd.	1,500	76,211
Ship Healthcare Holdings, Inc.	719	39,884
Shizuoka Bank Ltd.	1,500	10,954
SHO-BOND Holdings Co. Ltd.	1,549	67,607
Shochiku Co. Ltd.*	118	17,610
Showa Denko KK	700	17,043
SKY Perfect JSAT Holdings, Inc.	4,700	19,852
Skylark Holdings Co. Ltd.*	946	14,633
SMC Corp.	84	49,593
SoftBank Corp.	2,105	28,471
Sohgo Security Services Co. Ltd.	1,087	48,973
Sojitz Corp.	12,700	33,377

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Sompo Holdings, Inc.	800	$30,636
Sony Corp.	708	73,897
Sotetsu Holdings, Inc.	1,600	37,064
Square Enix Holdings Co. Ltd.	300	17,008
Stanley Electric Co. Ltd.	2,331	69,029
Subaru Corp.	1,764	32,924
Sugi Holdings Co. Ltd.	2,135	148,693
Sumitomo Bakelite Co. Ltd.	300	11,925
Sumitomo Chemical Co. Ltd.	4,200	20,302
Sumitomo Corp.	5,532	79,989
Sumitomo Electric Industries Ltd.	10,226	148,437
Sumitomo Forestry Co. Ltd.	883	15,830
Sumitomo Heavy Industries Ltd.	849	23,309
Sumitomo Metal Mining Co. Ltd.	1,769	85,378
Sumitomo Mitsui Financial Group, Inc.	500	17,562
Sumitomo Mitsui Trust Holdings, Inc.	400	13,148
Sumitomo Osaka Cement Co. Ltd.	900	29,735
Sumitomo Realty & Development Co. Ltd.	771	26,559
Sumitomo Rubber Industries Ltd.	1,400	15,572
Sundrug Co. Ltd.	2,588	97,165
Suntory Beverage & Food Ltd.	974	33,323
Sushiro Global Holdings Ltd.	1,784	66,728
Suzuken Co. Ltd.	384	14,633
Suzuki Motor Corp.	542	23,396
Sysmex Corp.	427	44,427
T&D Holdings, Inc.	1,341	18,075
Taiheiyo Cement Corp.	1,100	27,381
Taisei Corp.	4,734	166,850
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,129
Taiyo Yuden Co. Ltd.	400	19,748
Takashimaya Co. Ltd. (b)	1,600	16,249
Takeda Pharmaceutical Co. Ltd.	300	10,086
TBS Holdings, Inc.	1,472	26,845
TDK Corp.	610	87,257
TechnoPro Holdings, Inc.	329	23,901
Teijin Ltd.	6,020	103,403
Terumo Corp.	616	22,844
TIS, Inc.	2,800	58,187
Tobu Railway Co. Ltd.	2,900	82,476
Toda Corp.	16,000	109,330
Toho Co. Ltd.	1,359	51,023
Toho Gas Co. Ltd.	3,549	208,530
Tohoku Electric Power Co., Inc.	27,219	239,386
Tokai Rika Co. Ltd.	1,200	19,497
Tokio Marine Holdings, Inc.	600	29,583
Tokyo Century Corp.	200	13,028
Tokyo Electric Power Co. Holdings, Inc.*	6,604	21,199
Tokyo Electron Ltd.	211	86,250
Tokyo Gas Co. Ltd.	8,159	168,633
Tokyo Ohka Kogyo Co. Ltd.	300	17,627
Tokyo Tatemono Co. Ltd.	1,100	15,601
Tokyu Corp.	1,700	23,360
Tokyu Fudosan Holdings Corp.	1,422	8,889
Toppan Printing Co. Ltd.	10,565	165,803
Toray Industries, Inc.	8,600	56,230
Toshiba TEC Corp.	891	32,616
Tosoh Corp.	9,441	172,799

	Number of Shares	Value
Japan (Continued)
TOTO Ltd.	2,280	$137,177
Toyo Seikan Group Holdings Ltd.	1,500	18,754
Toyo Suisan Kaisha Ltd.	4,100	174,714
Toyobo Co. Ltd.	2,400	30,231
Toyoda Gosei Co. Ltd.	1,684	43,641
Toyota Boshoku Corp.	1,500	23,259
Toyota Industries Corp.	698	59,619
Toyota Motor Corp.	100	7,390
Toyota Tsusho Corp.	1,523	63,756
Trend Micro, Inc.	1,039	49,931
TS Tech Co. Ltd.	2,229	61,866
Tsuruha Holdings, Inc.	1,228	158,024
TV Asahi Holdings Corp.	1,500	28,764
Ube Industries Ltd.	2,993	60,062
Unicharm Corp.	1,377	54,491
Ushio, Inc.	601	7,491
USS Co. Ltd.	2,900	55,093
Wacoal Holdings Corp.	1,000	21,325
Welcia Holdings Co. Ltd.	1,742	55,674
West Japan Railway Co.	536	32,772
Yakult Honsha Co. Ltd.	1,000	49,465
Yamada Holdings Co. Ltd.	29,557	141,210
Yamaguchi Financial Group, Inc.	1,600	9,852
Yamaha Corp.	981	54,602
Yamaha Motor Co. Ltd.	800	17,413
Yamato Holdings Co. Ltd.	5,800	152,540
Yamato Kogyo Co. Ltd.	1,300	32,384
Yamazaki Baking Co. Ltd.	2,753	46,331
Yaoko Co. Ltd.	1,200	73,550
Yaskawa Electric Corp.	100	4,993
Yokogawa Electric Corp.	1,400	26,491
Yokohama Rubber Co. Ltd.	900	15,543
Z Holdings Corp.	782	4,760
Zenkoku Hosho Co. Ltd.	1,338	61,349
Zensho Holdings Co. Ltd.	1,400	37,280
Zeon Corp.	2,359	34,541

(Cost $20,887,963)		23,006,117

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $65,362)	2,366	73,965

Luxembourg — 0.3%
Aroundtown SA	10,602	77,392
Eurofins Scientific SE*	470	42,010
L’Occitane International SA	6,964	18,269
RTL Group SA*	788	44,629
Tenaris SA	699	7,336

(Cost $182,072)		189,636

Macau — 0.0%
Sands China Ltd.* (Cost $17,619)	3,969	18,573

Netherlands — 2.2%
Aalberts NV	1,064	49,903
Akzo Nobel NV	1,301	135,112
ASM International NV	265	71,923
ASML Holding NV	39	22,029

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
ASR Nederland NV	400	$16,799
Euronext NV, 144A	770	83,369
EXOR NV	99	7,991
Heineken Holding NV	254	21,951
Heineken NV	61	6,049
IMCD NV	816	100,978
Koninklijke Ahold Delhaize NV	6,353	168,414
Koninklijke DSM NV	930	154,142
Koninklijke KPN NV	44,831	147,358
Koninklijke Philips NV*	1,337	72,955
Koninklijke Vopak NV	1,309	62,776
NN Group NV	841	38,995
QIAGEN NV*	799	39,763
Randstad NV*	2,958	198,694
Signify NV, 144A*	1,614	70,625
Stellantis NV	2,012	32,808
Wolters Kluwer NV	1,817	144,856

(Cost $1,257,422)		1,647,490

New Zealand — 1.0%
Auckland International Airport Ltd.*	2,220	12,187
Contact Energy Ltd.	9,473	47,113
Fisher & Paykel Healthcare Corp. Ltd.	9,271	197,173
Fletcher Building Ltd.	3,620	17,003
Mercury NZ Ltd.	11,558	50,843
Meridian Energy Ltd.	15,317	63,481
Ryman Healthcare Ltd.	7,071	75,320
SKYCITY Entertainment Group Ltd.*	5,458	12,064
Spark New Zealand Ltd.	63,536	212,044
Xero Ltd.*	233	21,364

(Cost $450,795)		708,592

Norway — 1.1%
DNB ASA (b)	56	1,097
Equinor ASA	844	15,999
Gjensidige Forsikring ASA	1,994	46,076
Leroy Seafood Group ASA	6,532	52,866
Mowi ASA	4,700	114,280
Norsk Hydro ASA	11,615	64,738
Orkla ASA	17,944	166,397
Salmar ASA	1,220	80,804
Schibsted ASA, Class A*	157	6,393
Schibsted ASA, Class B*	415	14,350
Telenor ASA	1,800	29,293
TOMRA Systems ASA	1,845	79,439
Yara International ASA	3,450	166,891

(Cost $693,065)		838,623

Poland — 0.4%
CD Projekt SA*	155	9,846
Cyfrowy Polsat SA	4,174	32,049
Dino Polska SA, 144A*	524	34,635
KGHM Polska Miedz SA*	1,786	90,791
LPP SA*	3	6,302
Polski Koncern Naftowy ORLEN SA	2,335	36,886
Polskie Gornictwo Naftowe i Gazownictwo SA	30,756	46,240

	Number of Shares	Value
Poland (Continued)
Powszechny Zaklad Ubezpieczen SA*	1,062	$8,345

(Cost $252,283)		265,094

Portugal — 0.2%
EDP — Energias de Portugal SA	18,948	109,154
Galp Energia SGPS SA	2,533	28,544
Jeronimo Martins SGPS SA	1,261	19,668

(Cost $135,337)		157,366

Singapore — 3.0%
Ascendas Real Estate Investment Trust REIT	63,136	139,595
Ascott Residence Trust	19,864	14,789
BOC Aviation Ltd., 144A	2,596	25,099
CapitaLand Integrated Commercial Trust REIT	70,074	110,668
CapitaLand Ltd.	34,664	82,900
City Developments Ltd.	5,668	31,373
ComfortDelGro Corp. Ltd.	33,344	40,373
DBS Group Holdings Ltd.	2,721	54,514
Frasers Logistics & Commercial Trust REIT	100,600	104,406
Frasers Property Ltd.	9,500	8,288
Genting Singapore Ltd.	89,300	57,420
Jardine Cycle & Carriage Ltd.	905	14,320
Keppel REIT	10,600	9,247
Keppel Corp. Ltd.	7,362	28,126
Keppel DC REIT	41,500	85,203
Mapletree Commercial Trust REIT	60,091	92,190
Mapletree Industrial Trust REIT	81,251	162,539
Mapletree Logistics Trust REIT	90,981	126,581
Mapletree North Asia Commercial Trust REIT	10,696	7,722
NetLink NBN Trust	71,300	50,940
Olam International Ltd.	13,708	16,495
Oversea-Chinese Banking Corp. Ltd.	6,993	57,797
SATS Ltd.*	5,765	19,076
Sembcorp Industries Ltd.	18,853	24,529
SIA Engineering Co. Ltd.	10,800	16,569
Singapore Airlines Ltd.*	6,527	24,445
Singapore Exchange Ltd.	30,380	228,244
Singapore Post Ltd.	29,500	15,419
Singapore Press Holdings Ltd.	12,666	13,336
Singapore Technologies Engineering Ltd.	35,928	101,594
Singapore Telecommunications Ltd.	19,066	33,696
StarHub Ltd.	35,900	34,288
Suntec Real Estate Investment Trust REIT	32,900	35,877
United Overseas Bank Ltd.	2,500	46,401
UOL Group Ltd.	10,529	58,516
Venture Corp. Ltd.	11,862	171,280
Wilmar International Ltd.	21,300	84,578

(Cost $2,092,586)		2,228,433

South Korea — 4.0%
Amorepacific Corp.	122	25,464
AMOREPACIFIC Group	70	4,031
BNK Financial Group, Inc.	1,086	5,703
Cheil Worldwide, Inc.	1,481	25,639

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
CJ CheilJedang Corp.	97	$35,096
CJ Corp.	272	22,443
CJ ENM Co. Ltd.	175	21,542
CJ Logistics Corp.*	362	52,842
Coway Co. Ltd.	763	43,940
DB Insurance Co. Ltd.	562	20,709
DL E&C Co. Ltd.*	265	26,182
DL Holdings Co. Ltd.	211	16,245
Dongsuh Cos., Inc.	1,013	36,336
Doosan Bobcat, Inc.*	617	17,766
E-MART, Inc.	416	62,576
GS Engineering & Construction Corp.	163	5,274
GS Holdings Corp.	791	27,458
Hana Financial Group, Inc.	1,157	38,155
Hankook Tire & Technology Co. Ltd.	1,954	82,873
Hanon Systems	699	9,612
Hanwha Corp.	1,122	29,311
Hanwha Solutions Corp.*	363	14,556
Hite Jinro Co. Ltd.*	137	4,176
Hyundai Department Store Co. Ltd.	429	31,311
Hyundai Engineering & Construction Co. Ltd.	389	13,780
Hyundai Glovis Co. Ltd.	217	37,277
Hyundai Heavy Industries Holdings Co. Ltd.	41	9,871
Hyundai Marine & Fire Insurance Co. Ltd.	837	16,315
Hyundai Mobis Co. Ltd.	363	97,899
Hyundai Motor Co.	107	22,571
Industrial Bank of Korea	1,202	8,912
Kakao Corp.	33	14,334
Kangwon Land, Inc.*	1,148	24,728
KB Financial Group, Inc.	1,864	72,669
KEPCO Plant Service & Engineering Co. Ltd.*	507	12,117
Kia Motors Corp.	4,204	297,105
Korea Electric Power Corp.	1,994	40,288
Korea Zinc Co. Ltd.	208	74,702
Korean Air Lines Co. Ltd.*	805	20,170
KT&G Corp.	1,770	123,356
Kumho Petrochemical Co. Ltd.*	243	45,637
LG Chem Ltd.	9	6,657
LG Corp.	954	79,734
LG Display Co. Ltd.	877	17,641
LG Electronics, Inc.	2,120	276,440
LG Household & Health Care Ltd.	28	37,707
LG Innotek Co. Ltd.	147	26,037
LG Uplus Corp.	2,895	30,406
Lotte Chemical Corp.	73	20,662
LOTTE Fine Chemical Co. Ltd.	466	22,149
LS Corp.	243	15,119
Mando Corp.*	178	9,902
NAVER Corp.	101	33,712
NCSoft Corp.	59	49,154
NHN Corp.*	162	9,964
NongShim Co. Ltd.	155	37,939
Orion Corp.	241	27,564
Ottogi Corp.	28	13,956

	Number of Shares	Value
South Korea (Continued)
POSCO	665	$166,620
S-1 Corp.	656	48,463
Samsung C&T Corp.	413	44,664
Samsung Card Co. Ltd.	550	16,130
Samsung Electro-Mechanics Co. Ltd.	397	66,962
Samsung Electronics Co. Ltd.	251	18,431
Samsung Fire & Marine Insurance Co. Ltd.	203	31,259
Samsung Life Insurance Co. Ltd.	212	14,152
Samsung SDI Co. Ltd.	18	10,798
Samsung SDS Co. Ltd.	102	17,658
Shinhan Financial Group Co. Ltd.	1,618	47,453
Shinsegae, Inc.	70	16,636
SK Holdings Co. Ltd.	112	26,168
SK Hynix, Inc.	55	6,927
SK Innovation Co. Ltd.*	96	22,259
SK Telecom Co. Ltd.	237	52,210
Woori Financial Group, Inc.	1,257	10,718
Yuhan Corp.	281	15,507

(Cost $2,221,776)		2,938,729

Spain — 0.9%
Acciona SA	297	48,090
ACS Actividades de Construccion y Servicios SA	335	10,304
Aena SME SA, 144A*	182	31,126
Amadeus IT Group SA*	451	31,477
Bankinter SA	1,512	10,079
EDP Renovaveis SA	1,177	25,858
Enagas SA	3,313	69,830
Endesa SA	1,673	41,731
Ferrovial SA	923	23,124
Grifols SA	175	4,422
Iberdrola SA	4,161	52,653
Industria de Diseno Textil SA	568	18,829
Inmobiliaria Colonial Socimi SA REIT	5,649	55,403
Merlin Properties Socimi SA REIT	1,871	19,497
Naturgy Energy Group SA	2,012	50,577
Red Electrica Corp. SA	5,427	91,333
Repsol SA	459	5,803
Siemens Gamesa Renewable Energy SA	525	19,627
Telefonica SA	9,408	40,265
Zardoya Otis SA	5,960	38,631

(Cost $673,010)		688,659

Sweden — 8.4%
Alfa Laval AB*	5,793	180,201
Assa Abloy AB, Class B	4,269	107,588
Atlas Copco AB, Class A	958	54,982
Atlas Copco AB, Class B	748	36,456
Boliden AB	5,711	227,417
Castellum AB	6,966	163,367
Electrolux AB, Series B	3,233	76,764
Elekta AB, Class B	1,267	17,172
Epiroc AB, Class A	6,249	133,310
Epiroc AB, Class B	4,154	82,189
EQT AB	780	21,868
Essity AB, Class B	4,549	137,443

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Fastighets AB Balder, Class B*	2,290	$110,355
Hennes & Mauritz AB, Class B*	1,718	40,700
Hexagon AB, Class B	1,034	86,609
Holmen AB, Class B	5,664	250,427
Husqvarna AB, Class B	8,282	101,848
ICA Gruppen AB (b)	764	36,462
Industrivarden AB, Class A*	11,506	410,924
Industrivarden AB, Class C*	9,482	314,821
Investment AB Latour, Class B	2,759	63,161
Investor AB, Class A	1,422	105,379
Investor AB, Class B	4,312	320,727
Kinnevik AB, Class B*	18,990	887,094
L E Lundbergforetagen AB, Class B*	4,880	244,113
Lifco AB, Class B	365	34,892
Lundin Energy AB	593	19,279
Nibe Industrier AB, Class B	2,847	89,917
Saab AB, Class B*	942	25,052
Sandvik AB*	7,060	190,534
Securitas AB, Class B	7,048	108,613
Skandinaviska Enskilda Banken AB, Class A*	1,682	19,459
Skanska AB, Class B	5,887	143,529
SKF AB, Class B	6,766	185,338
Svenska Cellulosa AB SCA, Class B*	15,337	265,199
Svenska Handelsbanken AB, Class A*	879	9,315
Sweco AB, Class B	1,829	26,433
Swedbank AB, Class A (b)	835	14,714
Swedish Match AB	4,823	348,630
Swedish Orphan Biovitrum AB*	416	6,819
Tele2 AB, Class B	6,957	88,245
Telefonaktiebolaget LM Ericsson, Class B	4,468	56,062
Telia Co. AB	19,370	78,655
Trelleborg AB, Class B*	2,921	74,728
Volvo AB, Class A*	520	13,433
Volvo AB, Class B*	5,688	146,464

(Cost $3,788,684)		6,156,687

Switzerland — 4.6%
ABB Ltd.	2,431	70,140
Adecco Group AG	3,331	210,023
Alcon, Inc.*	419	28,945
Baloise Holding AG	125	21,940
Banque Cantonale Vaudoise	70	7,377
Barry Callebaut AG	28	60,868
Chocoladefabriken Lindt & Spruengli AG	1	88,921
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2	16,845
Cie Financiere Richemont SA, Class A	397	38,406
Clariant AG	401	8,420
Coca-Cola HBC AG*	1,433	44,838
DKSH Holding AG	2,073	155,595
EMS-Chemie Holding AG	85	75,583
Flughafen Zurich AG*	159	28,207
Geberit AG	407	241,062
Georg Fischer AG	64	82,642
Givaudan SA	28	105,994
Helvetia Holding AG	52	5,727

	Number of Shares	Value
Switzerland (Continued)
Kuehne + Nagel International AG	507	$120,800
LafargeHolcim Ltd.*	1,377	76,296
Logitech International SA	2,945	315,612
Lonza Group AG	121	76,693
Nestle SA	206	21,617
Novartis AG	155	13,387
OC Oerlikon Corp. AG	512	5,554
Partners Group Holding AG	123	148,162
PSP Swiss Property AG	1,084	129,797
Roche Holding AG	69	22,709
Schindler Holding AG	149	39,863
Schindler Holding AG Participation Certificates	267	73,202
SGS SA	39	111,792
SIG Combibloc Group AG*	4,241	94,349
Sika AG	47	12,470
Sonova Holding AG*	548	140,919
STMicroelectronics NV	211	8,188
Straumann Holding AG	71	86,191
Sulzer AG	100	11,245
Swatch Group AG — Bearer	266	79,685
Swatch Group AG — Registered	423	24,390
Swiss Life Holding AG	32	15,988
Swiss Prime Site AG	1,624	152,659
Swiss Re AG	55	5,191
Swisscom AG	212	106,902
Temenos AG	43	5,830
UBS Group AG	978	15,232
VAT Group AG, 144A	303	84,611
Vifor Pharma AG	234	29,234
Zurich Insurance Group AG	52	21,339

(Cost $2,596,256)		3,341,440

United Kingdom — 9.1%
3i Group PLC	259	4,009
Admiral Group PLC	6,505	280,843
Amcor PLC CDI	28,440	313,540
Ashmore Group PLC	5,483	31,614
Ashtead Group PLC	1,495	81,098
Associated British Foods PLC*	2,234	73,961
AstraZeneca PLC	116	11,263
Auto Trader Group PLC, 144A*	10,120	77,847
AVEVA Group PLC	299	14,192
Aviva PLC	3,010	15,230
B&M European Value Retail SA	13,932	106,430
BAE Systems PLC	31,059	210,127
Barratt Developments PLC*	2,966	27,551
Bellway PLC	1,328	52,135
Berkeley Group Holdings PLC	1,938	109,817
BP PLC	1,373	5,600
British American Tobacco PLC	1,233	42,846
BT Group PLC*	14,551	25,135
Bunzl PLC	5,819	181,992
Burberry Group PLC*	179	4,543
Centrica PLC*	18,209	13,432
CNH Industrial NV*	674	10,014
Compass Group PLC*	1,796	36,535

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
ConvaTec Group PLC, 144A	5,422	$14,282
Croda International PLC	2,711	233,783
Derwent London PLC REIT	1,372	63,492
Diageo PLC	376	14,785
Direct Line Insurance Group PLC	53,056	237,813
DS Smith PLC*	24,574	136,534
Ferguson PLC	2,004	236,247
GlaxoSmithKline PLC	182	3,030
Halma PLC	3,589	113,753
Hargreaves Lansdown PLC	1,720	36,323
HomeServe PLC	3,400	49,484
Howden Joinery Group PLC*	11,374	110,710
IMI PLC	6,782	124,118
Imperial Brands PLC	4,366	81,368
Informa PLC*	551	4,243
InterContinental Hotels Group PLC*	582	40,701
Intertek Group PLC	2,239	167,661
ITV PLC*	11,410	17,524
J Sainsbury PLC	21,141	66,858
Johnson Matthey PLC	2,990	127,709
Kingfisher PLC*	16,980	63,005
Legal & General Group PLC	4,412	15,995
M&G PLC	7,065	18,165
Mondi PLC	7,822	188,590
National Grid PLC	9,467	106,734
Next PLC*	750	79,272
Pearson PLC	2,955	31,027
Pennon Group PLC	7,385	90,240
Persimmon PLC	2,382	86,254
Phoenix Group Holdings PLC	1,364	13,540
Reckitt Benckiser Group PLC	134	11,241
RELX PLC	3,747	88,665
Renishaw PLC*	309	24,841
Rentokil Initial PLC*	20,276	132,300
Rightmove PLC*	10,701	84,530
Rio Tinto PLC	1,522	131,654
RSA Insurance Group PLC	4,295	40,557
Sage Group PLC	16,703	130,447
Schroders PLC	548	26,839
Segro PLC REIT	24,834	315,886
Severn Trent PLC	4,594	140,661
Smith & Nephew PLC	2,717	52,630
Smiths Group PLC	683	13,980
Spirax-Sarco Engineering PLC	1,098	164,411
SSE PLC	7,480	138,513
St James’s Place PLC	1,136	18,646
Standard Life Aberdeen PLC	3,550	15,426
Tate & Lyle PLC	20,375	207,095
Taylor Wimpey PLC*	21,834	48,109
Tesco PLC	22,517	70,769
Travis Perkins PLC*	1,072	21,545
Unilever PLC	2,438	127,242
United Utilities Group PLC	8,776	105,422
Vodafone Group PLC	28,343	48,352
Wm Morrison Supermarkets PLC	64,702	154,551
WPP PLC	3,416	40,777

(Cost $5,504,168)		6,658,083

	Number of Shares	Value
United States — 0.1%
Waste Connections, Inc. (Cost $81,738)	1,012	$99,337

TOTAL COMMON STOCKS (Cost $60,322,518)		72,803,273

PREFERRED STOCKS — 0.4%
Germany — 0.3%
FUCHS PETROLUB SE	2,030	111,718
Henkel AG & Co. KGaA	445	44,065
Porsche Automobil Holding SE	784	63,169
Sartorius AG	75	38,726

(Cost $204,357)		257,678

South Korea — 0.1%
Hanwha Corp.	1,241	15,078
Hyundai Motor Co. — 2nd Preferred	55	4,993
LG Electronics, Inc.	365	23,196

(Cost $30,810)		43,267

TOTAL PREFERRED STOCKS (Cost $235,167)		300,945

RIGHTS — 0.0%
Australia — 0.0%
Bank of Queensland Ltd.*, expires 3/15/21 (c) (Cost $0)	481	537

South Korea — 0.0%
Korean Air Lines Co. Ltd.*, expires 3/10/21 (Cost $2,656)	637	5,131

TOTAL RIGHTS (Cost $2,656)		5,668

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	292

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $586,430)	586,430	586,430

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $36,373)	36,373	36,373

TOTAL INVESTMENTS — 100.2% (Cost $61,183,144)		$73,732,981
Other assets and liabilities, net — (0.2%)		(183,643)

NET ASSETS — 100.0%		$73,549,338

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*(f)
7,951	—	(7,485)		1,203	(1,669)	—	—	—	—

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
1,188,901	—	(602,471	)(g)	—	—	61	—	586,430	586,430

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
15,272	7,907,045	(7,885,944)		—	—	28	—	36,373	36,373

1,212,124	7,907,045	(8,495,900)		1,203	(1,669)	89	—	622,803	622,803

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $732,221, which is 1.0% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $218,115.

(f)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	3	$317,655	$324,600	3/19/2021	$6,945

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$72,803,273	$—	$—	$72,803,273
Preferred Stocks (h)	300,945	—	—	300,945
Rights (h)	—	5,131	537	5,668
Warrants	292	—	—	292
Short-Term Investments (h)	622,803	—	—	622,803
Derivatives (i)
Futures Contracts	6,945	—	—	6,945

TOTAL	$73,734,258	$5,131	$537	$73,739,926

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Argentina — 0.2%
MercadoLibre, Inc.* (Cost $796,741)	803	$1,315,402

Australia — 2.5%
Afterpay Ltd.*	3,824	353,844
AGL Energy Ltd.	11,925	86,507
AMP Ltd.	64,111	74,452
Ampol Ltd.	5,730	109,041
APA Group (a)	19,033	136,891
Aristocrat Leisure Ltd.	10,537	247,669
ASX Ltd.	2,670	139,737
Aurizon Holdings Ltd.	27,214	80,273
AusNet Services	37,838	48,482
Australia & New Zealand Banking Group Ltd.	50,821	1,029,675
BHP Group Ltd.	52,519	1,997,637
BHP Group PLC	36,141	1,146,750
BlueScope Steel Ltd.	10,025	129,459
Brambles Ltd.	25,068	192,136
Coca-Cola Amatil Ltd.	6,290	65,206
Cochlear Ltd.	1,325	216,868
Coles Group Ltd.	22,050	261,700
Commonwealth Bank of Australia	32,111	2,027,610
Computershare Ltd.	5,963	61,262
CSL Ltd.	8,252	1,677,609
Dexus REIT	19,988	137,725
Evolution Mining Ltd.	30,321	98,593
Fortescue Metals Group Ltd.	29,938	558,822
Goodman Group REIT	29,004	371,853
GPT Group REIT	36,946	122,137
Insurance Australia Group Ltd.	40,735	157,370
Lendlease Corp. Ltd. (a)	12,433	128,021
Macquarie Group Ltd.	6,183	682,035
Magellan Financial Group Ltd.	2,636	88,652
Medibank Pvt Ltd.	51,983	111,479
Mirvac Group REIT	73,258	126,478
National Australia Bank Ltd.	61,361	1,170,541
Newcrest Mining Ltd.	14,036	267,755
Northern Star Resources Ltd.	19,552	154,550
Oil Search Ltd.	46,267	151,876
Orica Ltd.	8,842	85,979
Origin Energy Ltd.	33,243	115,815
Qantas Airways Ltd.*	13,916	53,869
QBE Insurance Group Ltd.	26,477	190,431
Ramsay Health Care Ltd.	3,355	171,431
REA Group Ltd.	994	105,275
Rio Tinto Ltd.	6,673	657,094
Santos Ltd.	37,496	209,883
Scentre Group REIT	88,306	196,896
SEEK Ltd.	6,187	123,102
Sonic Healthcare Ltd.	8,339	204,851
South32 Ltd.	92,583	198,547
Stockland REIT	49,845	160,920
Suncorp Group Ltd.	18,149	139,667
Sydney Airport*(a)	23,299	105,703
Tabcorp Holdings Ltd.	46,658	160,746

	Number of Shares	Value
Australia (Continued)
Telstra Corp. Ltd.	63,438	$151,270
Transurban Group (a)	50,177	497,242
Treasury Wine Estates Ltd.	14,822	125,080
Vicinity Centres REIT	59,745	75,858
Wesfarmers Ltd.	20,699	789,079
Westpac Banking Corp.	65,095	1,200,446
WiseTech Global Ltd.	2,508	52,950
Woodside Petroleum Ltd.	18,614	354,077
Woolworths Group Ltd.	22,834	696,517

(Cost $17,021,929)		21,233,423

Austria — 0.0%
Erste Group Bank AG*	4,290	142,105
OMV AG	3,086	149,307
Verbund AG	928	71,189
voestalpine AG	1,771	70,594

(Cost $318,778)		433,195

Belgium — 0.3%
Ageas SA/NV	2,638	148,765
Anheuser-Busch InBev SA/NV	13,873	799,182
Elia Group SA/NV	521	56,662
Etablissements Franz Colruyt NV	990	59,650
Galapagos NV*	728	60,318
Groupe Bruxelles Lambert SA	1,688	168,337
KBC Group NV*	4,999	361,761
Proximus SADP	2,756	54,193
Sofina SA	322	107,287
Solvay SA	1,419	174,133
UCB SA	2,390	239,157
Umicore SA	2,859	168,863

(Cost $2,196,336)		2,398,308

Bermuda — 0.1%
Arch Capital Group Ltd.*	6,462	231,469
Athene Holding Ltd., Class A*	2,409	109,826
Everest Re Group Ltd.	721	174,345
RenaissanceRe Holdings Ltd.	702	117,220

(Cost $536,520)		632,860

Canada — 3.5%
Agnico Eagle Mines Ltd.	4,311	241,906
Air Canada*	2,738	54,284
Algonquin Power & Utilities Corp.	7,808	121,561
Alimentation Couche-Tard, Inc., Class B	14,979	452,565
AltaGas Ltd.	3,952	60,216
B2Gold Corp.	19,339	84,627
Ballard Power Systems, Inc.*	4,250	119,510
Bank of Montreal	11,702	961,117
Bank of Nova Scotia	21,380	1,256,455
Barrick Gold Corp.	31,888	598,215
BCE, Inc.	1,918	82,462
BlackBerry Ltd.*	10,011	101,771
Brookfield Asset Management, Inc., Class A	23,254	944,120
CAE, Inc.	5,023	133,629
Cameco Corp.	10,025	158,135
Canadian Apartment Properties REIT	1,454	58,619

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Canadian Imperial Bank of Commerce	7,749	$718,160
Canadian National Railway Co.	12,604	1,382,955
Canadian Natural Resources Ltd.	21,132	579,377
Canadian Pacific Railway Ltd.	2,370	849,007
Canadian Tire Corp. Ltd., Class A	1,072	139,241
Canadian Utilities Ltd., Class A	2,298	54,673
Canopy Growth Corp.*	4,101	135,728
CCL Industries, Inc., Class B	2,761	146,185
Cenovus Energy, Inc.	22,456	167,090
CGI, Inc.*	4,040	303,160
Constellation Software, Inc.	373	485,466
Dollarama, Inc.	4,529	173,254
Emera, Inc.	3,343	132,400
Empire Co. Ltd., Class A	4,313	120,498
Enbridge, Inc.	35,358	1,200,385
Fairfax Financial Holdings Ltd.	456	186,726
First Quantum Minerals Ltd.	11,272	244,227
FirstService Corp.	550	83,886
Fortis, Inc.	8,885	343,890
Franco-Nevada Corp.	3,565	383,702
George Weston Ltd.	1,425	105,209
GFL Environmental, Inc.	3,006	93,789
Gildan Activewear, Inc.	3,818	116,621
Great-West Lifeco, Inc.	6,691	172,137
Hydro One Ltd., 144A	6,208	132,496
iA Financial Corp., Inc.	1,355	69,987
Imperial Oil Ltd.	6,464	142,402
Intact Financial Corp.	2,868	322,231
Inter Pipeline Ltd.	11,448	161,954
Keyera Corp.	3,193	62,221
Kinross Gold Corp.	23,646	147,741
Kirkland Lake Gold Ltd.	4,468	146,886
Loblaw Cos. Ltd.	2,725	132,010
Lululemon Athletica, Inc.*	2,151	670,424
Lundin Mining Corp.	10,705	123,200
Magna International, Inc.	4,782	404,884
Manulife Financial Corp.	37,347	748,415
Metro, Inc.	3,823	159,745
National Bank of Canada	6,651	421,125
Northland Power, Inc.	2,423	80,862
Nutrien Ltd.	10,291	558,364
Onex Corp.	2,154	121,209
Open Text Corp.	4,076	182,486
Pan American Silver Corp.	3,826	127,080
Parkland Corp.	2,849	91,006
Pembina Pipeline Corp.	11,000	281,169
Power Corp. of Canada	10,274	248,978
Quebecor, Inc., Class B	2,779	72,219
Restaurant Brands International, Inc.	5,695	343,364
Ritchie Bros Auctioneers, Inc.	2,388	131,000
Rogers Communications, Inc., Class B	7,129	310,444
Royal Bank of Canada	25,318	2,167,029
Saputo, Inc.	4,044	114,484
Shaw Communications, Inc., Class B	9,781	171,129
Shopify, Inc., Class A*	1,973	2,569,466
SSR Mining, Inc.*	5,209	74,350
Sun Life Financial, Inc.	10,196	493,209

	Number of Shares	Value
Canada (Continued)
Suncor Energy, Inc.	25,680	$512,586
TC Energy Corp.	16,075	676,775
Teck Resources Ltd., Class B	6,079	127,246
TELUS Corp.	5,576	112,313
Thomson Reuters Corp.	3,121	272,903
TMX Group Ltd.	969	92,989
Toromont Industries Ltd.	858	62,825
Toronto-Dominion Bank	32,806	1,998,937
West Fraser Timber Co. Ltd.	1,550	106,517
Wheaton Precious Metals Corp.	7,406	266,288
WSP Global, Inc.	1,684	146,612
Yamana Gold, Inc.	17,918	71,615

(Cost $25,878,748)		30,178,133

Chile — 0.0%
Antofagasta PLC (Cost $99,179)	6,920	172,454

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A	69	139,323
A.P. Moller — Maersk A/S, Class B	101	218,280
Ambu A/S, Class B	3,325	154,900
Carlsberg A/S, Class B	1,738	275,186
Chr Hansen Holding A/S*	1,911	164,952
Coloplast A/S, Class B	2,389	366,096
Danske Bank A/S*	10,730	199,143
Demant A/S*	1,634	67,721
DSV PANALPINA A/S	3,537	653,562
Genmab A/S*	1,195	403,779
GN Store Nord AS	2,163	182,891
Novo Nordisk A/S, Class B	30,576	2,185,800
Novozymes A/S, Class B*	3,491	216,996
Orsted AS, 144A	3,583	583,691
Pandora A/S	1,840	180,088
ROCKWOOL International A/S, Class B	144	52,511
Tryg A/S	2,029	64,252
Vestas Wind Systems A/S	3,582	675,033

(Cost $5,983,689)		6,784,204

Finland — 0.4%
Elisa OYJ	3,119	186,832
Fortum OYJ	5,982	150,229
Kesko OYJ, Class B	4,001	102,179
Kone OYJ, Class B*	5,948	477,077
Neste OYJ	7,645	505,362
Nokia OYJ*	98,332	393,873
Nordea Bank Abp	56,169	510,329
Orion OYJ, Class B	1,927	79,456
Sampo OYJ, Class A	7,771	347,774
Stora Enso OYJ, Class R	8,826	174,890
UPM-Kymmene OYJ	10,234	392,536
Wartsila OYJ Abp	8,419	97,101

(Cost $3,030,310)		3,417,638

France — 3.6%
Accor SA*	3,324	139,438
Aeroports de Paris*	721	92,066
Air Liquide SA	8,562	1,295,952

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
France (Continued)
Airbus SE*	10,594	$1,233,307
Alstom SA*	4,469	224,248
Amundi SA, 144A*	1,438	109,963
Arkema SA	1,088	120,836
Atos SE*	1,912	149,969
AXA SA	34,515	871,402
BioMerieux	729	93,087
BNP Paribas SA*	19,507	1,166,714
Bollore SA	14,318	68,926
Bouygues SA	4,519	184,082
Bureau Veritas SA*	3,613	98,191
Capgemini SE	3,107	502,146
Carrefour SA	12,198	213,872
Cie de Saint-Gobain*	9,518	513,182
Cie Generale des Etablissements Michelin SCA	3,345	486,205
CNP Assurances*	3,186	57,660
Covivio REIT	1,043	88,177
Credit Agricole SA*	18,872	266,063
Danone SA	10,643	729,377
Dassault Systemes SE	2,308	481,570
Edenred	4,998	278,395
Eiffage SA*	1,920	198,465
Electricite de France SA*	11,290	135,777
Engie SA*	31,811	466,629
EssilorLuxottica SA	5,169	847,008
Faurecia SE*	1,132	58,822
Gecina SA REIT	854	118,896
Getlink SE*	8,598	141,620
Hermes International	543	608,475
Iliad SA	283	50,358
Ipsen SA	1,017	87,213
Kering SA	1,354	862,666
Klepierre SA REIT (b)	2,909	69,030
La Francaise des Jeux SAEM, 144A	1,687	76,563
Legrand SA	4,459	389,255
L’Oreal SA	4,521	1,661,643
LVMH Moet Hennessy Louis Vuitton SE	4,984	3,176,031
Natixis SA*	17,734	86,877
Orange SA	38,300	443,873
Orpea SA*	1,175	141,880
Pernod Ricard SA	3,698	706,287
Publicis Groupe SA	3,870	228,012
Remy Cointreau SA	218	41,808
Renault SA*	2,380	107,248
Safran SA*	5,621	772,679
Sanofi	19,980	1,838,282
Sartorius Stedim Biotech	480	210,910
Schneider Electric SE	9,741	1,452,533
SCOR SE*	1,837	61,274
SEB SA	349	62,992
Societe Generale SA*	16,000	398,806
Sodexo SA*	1,180	113,466
Suez SA	5,842	122,320
Teleperformance	974	346,515
Thales SA	2,160	205,655
TOTAL SE (b)	45,430	2,116,111

	Number of Shares	Value
France (Continued)
Ubisoft Entertainment SA*	1,182	$96,958
Unibail-Rodamco-Westfield REIT	1,923	141,962
Valeo SA	3,838	136,217
Veolia Environnement SA	11,480	311,435
Vinci SA	9,260	967,072
Vivendi SE	15,929	552,390
Wendel SE	503	57,818
Worldline SA, 144A*	4,106	367,809

(Cost $25,723,014)		30,502,468

Germany — 2.8%
adidas AG*	3,333	1,168,773
Allianz SE	7,194	1,744,670
BASF SE	15,947	1,311,014
Bayer AG	17,363	1,056,290
Bayerische Motoren Werke AG	6,001	520,807
Bechtle AG	453	85,942
Beiersdorf AG	1,920	190,868
Brenntag SE	3,119	243,278
Carl Zeiss Meditec AG	957	144,388
Commerzbank AG*	18,609	122,651
Continental AG	2,160	311,733
Covestro AG, 144A	3,334	242,647
Daimler AG	14,985	1,205,008
Delivery Hero SE, 144A*	2,160	277,125
Deutsche Bank AG*(c)	35,434	439,303
Deutsche Boerse AG	3,583	589,513
Deutsche Lufthansa AG*	4,587	68,399
Deutsche Post AG	17,704	882,344
Deutsche Telekom AG	59,143	1,078,971
Deutsche Wohnen SE	5,239	247,687
E.ON SE	37,111	380,633
Evonik Industries AG	2,595	87,848
Fresenius Medical Care AG & Co. KGaA	3,346	232,961
Fresenius SE & Co. KGaA	8,083	347,707
GEA Group AG	3,575	124,192
Hannover Rueck SE	1,200	204,356
HeidelbergCement AG	2,654	210,939
HelloFresh SE*	2,671	209,113
Henkel AG & Co. KGaA	1,672	148,964
Infineon Technologies AG	23,076	1,008,348
KION Group AG	1,712	145,337
Knorr-Bremse AG	966	123,749
LANXESS AG	1,924	143,204
LEG Immobilien AG	1,412	193,909
Merck KGaA	2,219	362,400
MTU Aero Engines AG	962	230,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,392	705,529
Nemetschek SE	1,423	90,076
Puma SE*	1,783	190,407
Rational AG	80	68,847
RWE AG	11,212	426,510
SAP SE	18,518	2,294,019
Scout24 AG, 144A	1,896	143,720
Siemens AG	13,782	2,140,926
Siemens Energy AG*	6,919	262,447

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Siemens Healthineers AG, 144A	4,998	$278,031
Symrise AG	2,390	280,583
TeamViewer AG, 144A*	2,381	128,608
Telefonica Deutschland Holding AG	17,923	48,078
Uniper SE	4,042	142,279
United Internet AG	2,394	106,005
Volkswagen AG	705	165,755
Vonovia SE	9,757	624,603
Zalando SE, 144A*	2,387	246,332

(Cost $22,130,033)		24,427,858

Hong Kong — 1.1%
AIA Group Ltd.	213,533	2,671,451
ASM Pacific Technology Ltd.	6,540	90,967
Bank of East Asia Ltd.	17,205	40,632
BOC Hong Kong Holdings Ltd.	59,365	197,441
Budweiser Brewing Co. APAC Ltd., 144A	34,364	104,988
CK Asset Holdings Ltd.	43,094	253,041
CK Hutchison Holdings Ltd.	45,945	347,074
CK Infrastructure Holdings Ltd.	17,699	102,557
CLP Holdings Ltd.	27,954	272,609
ESR Cayman Ltd., 144A*	24,400	77,220
Galaxy Entertainment Group Ltd.	35,128	321,060
Hang Lung Properties Ltd.	47,395	122,805
Hang Seng Bank Ltd.	11,800	228,171
Henderson Land Development Co. Ltd.	29,643	128,777
HKT Trust & HKT Ltd. (a)	53,922	73,264
Hong Kong & China Gas Co. Ltd.	162,430	244,984
Hong Kong Exchanges & Clearing Ltd.	21,580	1,316,385
Hongkong Land Holdings Ltd.	24,100	116,162
Jardine Matheson Holdings Ltd.	4,051	211,948
Jardine Strategic Holdings Ltd.	3,063	79,270
Link REIT	41,498	391,584
Melco Resorts & Entertainment Ltd., ADR*	4,171	90,344
MTR Corp. Ltd.	29,240	175,462
New World Development Co. Ltd.	28,061	142,704
PCCW Ltd.	64,927	37,245
Power Assets Holdings Ltd.	19,337	107,437
Sino Land Co. Ltd.	86,589	131,044
Sun Hung Kai Properties Ltd.	24,652	395,965
Swire Pacific Ltd., Class A	10,366	75,968
Swire Properties Ltd.	22,403	72,055
Techtronic Industries Co. Ltd.	26,777	408,696
WH Group Ltd., 144A	155,906	139,881
Wharf Real Estate Investment Co. Ltd.	23,743	141,864
Xinyi Glass Holdings Ltd.	28,499	79,722

(Cost $7,825,380)		9,390,777

Ireland — 1.2%
Accenture PLC, Class A	11,269	2,827,392
Allegion PLC	1,326	144,242
Aptiv PLC*	4,866	729,121
CRH PLC	14,260	619,655
DCC PLC	1,678	135,365
Experian PLC	17,364	551,808
Flutter Entertainment PLC*	2,390	462,562

	Number of Shares	Value
Ireland (Continued)
Flutter Entertainment PLC*	489	$94,483
James Hardie Industries PLC CDI	7,412	209,508
Jazz Pharmaceuticals PLC*(b)	961	161,487
Kerry Group PLC, Class A	3,107	376,939
Kingspan Group PLC*	2,390	174,784
Medtronic PLC	23,776	2,781,079
Smurfit Kappa Group PLC	3,572	169,786
Trane Technologies PLC	4,293	657,859

(Cost $8,883,956)		10,096,070

Isle of Man — 0.0%
GVC Holdings PLC* (Cost $119,601)	10,491	207,251

Israel — 0.2%
Azrieli Group Ltd.	846	51,485
Bank Hapoalim BM*	17,029	120,802
Bank Leumi Le-Israel BM	24,217	148,035
Check Point Software Technologies Ltd.*	1,927	212,432
CyberArk Software Ltd.*	967	141,985
Elbit Systems Ltd.	720	93,611
ICL Group Ltd.	12,675	73,539
Israel Discount Bank Ltd., Class A	20,636	76,683
Mizrahi Tefahot Bank Ltd.	3,072	73,594
Nice Ltd.*	1,183	275,046
SolarEdge Technologies, Inc.*(b)	881	262,811
Teva Pharmaceutical Industries Ltd., ADR*	20,294	218,363
Wix.com Ltd.*	959	334,279

(Cost $1,769,328)		2,082,665

Italy — 0.7%
Amplifon SpA*	2,057	82,394
Assicurazioni Generali SpA	18,551	350,143
Atlantia SpA*	7,165	135,019
Davide Campari-Milano NV	13,357	152,043
DiaSorin SpA	481	94,815
Enel SpA	147,803	1,407,240
Eni SpA	44,432	511,379
Ferrari NV	2,389	468,313
FinecoBank Banca Fineco SpA*	8,839	156,318
Infrastrutture Wireless Italiane SpA, 144A	4,805	50,245
Intesa Sanpaolo SpA*	292,670	758,089
Mediobanca Banca di Credito Finanziario SpA*	15,999	167,358
Moncler SpA*	3,573	222,484
Nexi SpA, 144A*	6,458	116,679
Poste Italiane SpA, 144A	12,164	138,847
Prysmian SpA	5,016	162,500
Recordati Industria Chimica e Farmaceutica SpA	2,156	110,279
Snam SpA	42,741	222,873
Telecom Italia SpA	163,353	77,903
Terna Rete Elettrica Nazionale SpA	21,491	150,463
UniCredit SpA*	39,640	410,903

(Cost $5,145,671)		5,946,287

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Jersey Island — 0.0%
Novocure Ltd.*(b) (Cost $184,203)	1,466	$218,581

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $111,862)	3,329	104,070

Luxembourg — 0.1%
ArcelorMittal SA*	12,661	297,493
Aroundtown SA	17,913	130,761
Eurofins Scientific SE*	2,400	214,522
SES SA	6,472	51,974
Tenaris SA	8,259	86,674

(Cost $564,214)		781,424

Macau — 0.0%
Sands China Ltd.*	43,792	204,922
Wynn Macau Ltd.*	54,475	102,807

(Cost $283,784)		307,729

Mexico — 0.0%
Fresnillo PLC (Cost $42,183)	2,987	38,003

Netherlands — 1.9%
ABN AMRO Bank NV, 144A*	4,832	55,836
Adyen NV, 144A*	314	730,252
Aegon NV	39,598	190,141
Akzo Nobel NV	3,112	323,190
Argenx SE*	661	222,725
ASM International NV	852	231,238
ASML Holding NV	7,609	4,297,884
EXOR NV	2,141	172,817
Heineken Holding NV	2,399	207,328
Heineken NV	4,640	460,137
ING Groep NV	70,952	778,453
JDE Peet’s NV*	1,245	50,851
Just Eat Takeaway.com NV, 144A*	2,390	231,731
Koninklijke Ahold Delhaize NV	19,060	505,269
Koninklijke DSM NV	2,864	474,692
Koninklijke KPN NV	62,408	205,133
Koninklijke Philips NV*	15,936	869,570
Koninklijke Vopak NV	629	30,165
NN Group NV	5,253	243,567
NXP Semiconductors NV	5,089	928,997
Prosus NV*	9,032	1,075,036
QIAGEN NV*	4,758	236,786
Randstad NV*	2,398	161,078
Royal Dutch Shell PLC, Class A	74,600	1,506,902
Royal Dutch Shell PLC, Class B	62,596	1,214,365
Stellantis NV	37,906	618,103
Wolters Kluwer NV	4,523	360,584

(Cost $12,297,685)		16,382,830

New Zealand — 0.1%
a2 Milk Co. Ltd.*	11,925	84,019
Auckland International Airport Ltd.*	26,513	145,546
Fisher & Paykel Healthcare Corp. Ltd.	9,092	193,366
Meridian Energy Ltd.	33,363	138,272

	Number of Shares	Value
New Zealand (Continued)
Ryman Healthcare Ltd.	5,974	$63,635
Spark New Zealand Ltd.	35,588	118,771
Xero Ltd.*	1,997	183,102

(Cost $939,938)		926,711

Norway — 0.2%
Adevinta ASA*	6,467	90,938
DNB ASA	15,987	313,076
Equinor ASA	16,471	312,226
Gjensidige Forsikring ASA	3,002	69,368
Mowi ASA	7,150	173,852
Norsk Hydro ASA	27,458	153,040
Orkla ASA	14,563	135,044
Schibsted ASA, Class A*	1,415	57,622
Schibsted ASA, Class B*	1,632	56,434
Telenor ASA	13,135	213,756
Yara International ASA	2,390	115,615

(Cost $1,440,204)		1,690,971

Portugal — 0.0%
EDP — Energias de Portugal SA	54,148	311,930
Galp Energia SGPS SA	6,442	72,595
Jeronimo Martins SGPS SA	2,362	36,841

(Cost $370,617)		421,366

Singapore — 0.4%
Ascendas Real Estate Investment Trust REIT	50,279	111,168
CapitaLand Integrated Commercial Trust REIT	90,004	142,144
CapitaLand Ltd.	53,302	127,473
City Developments Ltd.	9,000	49,816
DBS Group Holdings Ltd.	33,464	670,438
Genting Singapore Ltd.	47,000	30,221
Keppel Corp. Ltd.	24,300	92,836
Mapletree Commercial Trust REIT	39,800	61,060
Mapletree Logistics Trust REIT	73,764	102,627
Oversea-Chinese Banking Corp. Ltd.	56,651	468,222
Singapore Airlines Ltd.*	25,450	95,315
Singapore Exchange Ltd.	13,931	104,663
Singapore Technologies Engineering Ltd.	25,602	72,395
Singapore Telecommunications Ltd.	167,200	295,495
United Overseas Bank Ltd.	21,401	397,215
UOL Group Ltd.	8,501	47,245
Venture Corp. Ltd.	4,056	58,566
Wilmar International Ltd.	45,800	181,864

(Cost $2,574,511)		3,108,763

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	5,053	155,419
Aena SME SA, 144A*	1,201	205,400
Amadeus IT Group SA*	8,323	580,892
Banco Bilbao Vizcaya Argentaria SA	120,495	673,220
Banco Santander SA*	309,100	1,087,101
CaixaBank SA	63,203	184,655
Cellnex Telecom SA, 144A*	6,178	337,824

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Enagas SA	4,533	$95,545
Endesa SA	5,565	138,811
Ferrovial SA	9,666	242,161
Grifols SA	5,958	150,567
Iberdrola SA	108,239	1,369,642
Industria de Diseno Textil SA	19,120	633,807
Naturgy Energy Group SA	5,737	144,216
Red Electrica Corp. SA	6,808	114,574
Repsol SA	26,116	330,151
Siemens Gamesa Renewable Energy SA	3,345	125,053
Telefonica SA	84,223	360,463

(Cost $5,699,346)		6,929,501

Sweden — 1.1%
Alfa Laval AB*	4,048	125,920
Assa Abloy AB, Class B	17,205	433,602
Atlas Copco AB, Class A	10,922	626,837
Atlas Copco AB, Class B	8,322	405,594
Autoliv, Inc.*	1,651	148,590
Boliden AB	5,487	218,498
Electrolux AB, Series B	5,974	141,845
Epiroc AB, Class A	11,969	255,336
Epiroc AB, Class B	7,815	154,624
EQT AB	4,167	116,823
Essity AB, Class B	9,247	279,388
Evolution Gaming Group AB, 144A	2,928	366,518
Fastighets AB Balder, Class B*	1,372	66,117
Hennes & Mauritz AB, Class B*	15,690	371,699
Hexagon AB, Class B	4,781	400,461
Husqvarna AB, Class B	10,653	131,005
ICA Gruppen AB (b)	1,661	79,272
Industrivarden AB, Class C*	4,277	142,005
Investment AB Latour, Class B	2,236	51,188
Investor AB, Class B	8,088	601,586
Kinnevik AB, Class B*	4,312	201,430
L E Lundbergforetagen AB, Class B*	1,093	54,675
Lundin Energy AB	4,309	140,092
Nibe Industrier AB, Class B	5,481	173,106
Sandvik AB*	21,653	584,366
Securitas AB, Class B	3,564	54,923
Skandinaviska Enskilda Banken AB, Class A*	29,985	346,894
Skanska AB, Class B	4,770	116,296
SKF AB, Class B	5,506	150,823
Svenska Cellulosa AB SCA, Class B*	10,018	173,226
Svenska Handelsbanken AB, Class A*	29,865	316,494
Swedbank AB, Class A	16,140	284,406
Swedish Match AB	2,882	208,325
Tele2 AB, Class B	13,116	166,368
Telefonaktiebolaget LM Ericsson, Class B	52,951	664,401
Telia Co. AB	43,747	177,642
Volvo AB, Class B*	24,255	624,559

(Cost $7,819,466)		9,554,934

	Number of Shares	Value
Switzerland — 3.5%
ABB Ltd.	32,239	$930,170
Adecco Group AG	2,404	151,574
Alcon, Inc.*	8,323	574,970
Baloise Holding AG	801	140,593
Banque Cantonale Vaudoise	534	56,273
Barry Callebaut AG	53	115,215
Chocoladefabriken Lindt & Spruengli AG	1	88,921
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	18	151,607
Chubb Ltd.	8,067	1,311,533
Cie Financiere Richemont SA, Class A	9,511	920,108
Clariant AG	2,818	59,174
Coca-Cola HBC AG*	4,302	134,607
Credit Suisse Group AG	45,358	657,598
EMS-Chemie Holding AG	159	141,384
Garmin Ltd.	2,399	297,524
Geberit AG	717	424,672
Givaudan SA	173	654,889
Glencore PLC*	178,658	726,116
Julius Baer Group Ltd.	4,519	278,538
Kuehne + Nagel International AG	1,001	238,502
LafargeHolcim Ltd.*	9,757	540,607
Logitech International SA	2,860	306,503
Lonza Group AG	1,395	884,183
Nestle SA	51,211	5,373,959
Novartis AG	39,391	3,402,168
Partners Group Holding AG	353	425,214
Roche Holding AG	12,485	4,109,031
Schindler Holding AG	471	126,009
Schindler Holding AG Participation Certificates	721	197,672
SGS SA	99	283,779
Sika AG	2,390	634,130
Sonova Holding AG*	962	247,380
STMicroelectronics NV	11,814	458,445
Straumann Holding AG	192	233,081
Swatch Group AG — Bearer	476	142,595
Swiss Life Holding AG	481	240,314
Swiss Prime Site AG	1,190	111,862
Swiss Re AG	5,190	489,819
Swisscom AG	478	241,033
TE Connectivity Ltd.	5,931	771,208
Temenos AG	1,479	200,538
UBS Group AG	65,135	1,014,474
Vifor Pharma AG	696	86,952
Zurich Insurance Group AG	2,614	1,072,684

(Cost $28,073,067)		29,647,608

United Kingdom — 4.6%
3i Group PLC	19,333	299,216
Admiral Group PLC	3,571	154,172
Amcor PLC	28,469	311,451
Anglo American PLC	22,062	855,175
Ashtead Group PLC	7,284	395,130
Associated British Foods PLC*	7,158	236,980
AstraZeneca PLC	23,085	2,241,510
Auto Trader Group PLC, 144A*	17,864	137,416

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
AVEVA Group PLC	1,727	$81,973
Aviva PLC	77,002	389,609
BAE Systems PLC	61,361	415,132
Barclays PLC	312,490	697,280
Barratt Developments PLC*	16,471	152,999
Berkeley Group Holdings PLC	2,089	118,373
BP PLC	358,306	1,461,515
British American Tobacco PLC	40,189	1,396,560
British Land Co. PLC REIT	15,755	107,845
BT Group PLC*	168,085	290,342
Bunzl PLC	6,678	208,858
Burberry Group PLC*	6,195	157,245
CNH Industrial NV*	16,521	245,451
Coca-Cola European Partners PLC	3,448	175,676
Compass Group PLC*	30,452	619,466
Croda International PLC	2,385	205,670
Diageo PLC	41,824	1,644,586
Direct Line Insurance Group PLC	30,101	134,922
Evraz PLC	8,962	71,545
Ferguson PLC	3,822	450,567
GlaxoSmithKline PLC	88,165	1,467,822
Halma PLC	8,118	257,300
Hargreaves Lansdown PLC	5,964	125,950
HSBC Holdings PLC*	363,538	2,166,216
IHS Markit Ltd.	6,783	611,555
Imperial Brands PLC	18,243	339,989
Informa PLC*	22,410	172,574
InterContinental Hotels Group PLC*	3,358	234,835
Intertek Group PLC	3,120	233,633
J Sainsbury PLC	31,381	99,243
JD Sports Fashion PLC*	11,078	128,614
Johnson Matthey PLC	4,049	172,941
Kingfisher PLC*	29,906	110,968
Land Securities Group PLC REIT	8,851	82,291
Legal & General Group PLC	117,169	424,770
Liberty Global PLC, Class A*	1,549	38,144
Liberty Global PLC, Class C*	8,357	203,075
Linde PLC	9,260	2,261,940
Lloyds Banking Group PLC*	1,273,645	694,467
London Stock Exchange Group PLC	5,387	724,386
M&G PLC	48,733	125,298
Melrose Industries PLC*	82,777	191,997
Mondi PLC	9,557	230,422
National Grid PLC	61,714	695,781
Natwest Group PLC*	86,070	221,656
Next PLC*	2,387	252,297
Ocado Group PLC*	8,801	270,703
Pearson PLC	13,869	145,621
Pentair PLC	2,853	159,568
Persimmon PLC	5,484	198,580
Phoenix Group Holdings PLC	7,966	79,075
Prudential PLC	45,429	894,599
Reckitt Benckiser Group PLC	12,598	1,056,796
RELX PLC	33,065	782,412
Rentokil Initial PLC*	36,542	238,434
Rio Tinto PLC	19,881	1,719,716
Rolls-Royce Holdings PLC*	150,777	227,033

	Number of Shares	Value
United Kingdom (Continued)
RSA Insurance Group PLC	14,357	$135,570
Sage Group PLC	15,787	123,293
Schroders PLC	2,860	140,070
Segro PLC REIT	23,471	298,549
Severn Trent PLC	2,855	87,416
Smith & Nephew PLC	17,124	331,704
Smiths Group PLC	7,877	161,228
Spirax-Sarco Engineering PLC	1,146	171,598
SSE PLC	19,980	369,987
St James’s Place PLC	9,564	156,981
Standard Chartered PLC*	52,300	337,891
Standard Life Aberdeen PLC	29,307	127,348
Taylor Wimpey PLC*	56,122	123,660
Tesco PLC	128,370	403,458
Unilever PLC	47,269	2,467,021
United Utilities Group PLC	11,378	136,678
Vodafone Group PLC	479,217	817,526
Whitbread PLC*	3,637	172,632
Willis Towers Watson PLC	2,370	522,917
Wm Morrison Supermarkets PLC	33,048	78,940
WPP PLC	25,065	299,200

(Cost $34,648,871)		39,161,032

United States — 69.4%
10X Genomics, Inc., Class A*	1,001	178,168
3M Co.	10,234	1,791,564
A O Smith Corp.	2,380	141,301
Abbott Laboratories	31,618	3,787,204
AbbVie, Inc.	31,333	3,375,817
ABIOMED, Inc.*	721	234,001
Activision Blizzard, Inc.	13,563	1,296,758
Adobe, Inc.*	8,545	3,927,880
Advance Auto Parts, Inc.	1,440	230,904
Advanced Micro Devices, Inc.*	21,363	1,805,387
AES Corp.	11,951	317,419
Aflac, Inc.	11,581	554,614
Agilent Technologies, Inc.	5,695	695,189
AGNC Investment Corp. REIT	12,583	201,705
Air Products and Chemicals, Inc.	3,799	971,100
Airbnb, Inc., Class A*	1,045	215,636
Akamai Technologies, Inc.*	3,107	293,611
Albemarle Corp.	1,679	263,956
Alexandria Real Estate Equities, Inc. REIT	2,389	381,499
Alexion Pharmaceuticals, Inc.*	3,524	538,291
Align Technology, Inc.*	1,347	763,897
Alleghany Corp.	241	155,790
Alliant Energy Corp.	4,519	208,597
Allstate Corp.	5,691	606,661
Ally Financial, Inc.	5,476	227,254
Alnylam Pharmaceuticals, Inc.*	2,151	318,563
Alphabet, Inc., Class A*	5,334	10,784,868
Alphabet, Inc., Class C*	5,285	10,764,805
Altice USA, Inc., Class A*	5,726	192,451
Altria Group, Inc.	33,217	1,448,261
Amazon.com, Inc.*	7,577	23,435,131
AMERCO	137	78,737
Ameren Corp.	4,738	332,939

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United States (Continued)
American Electric Power Co., Inc.	8,494	$635,776
American Express Co.	11,876	1,606,348
American Financial Group, Inc.	1,686	179,896
American International Group, Inc.	14,977	658,239
American Tower Corp. REIT	7,857	1,698,133
American Water Works Co., Inc.	3,345	474,589
Ameriprise Financial, Inc.	2,156	476,993
AmerisourceBergen Corp.	3,106	314,389
AMETEK, Inc.	3,952	466,217
Amgen, Inc.	10,477	2,356,487
Amphenol Corp., Class A	5,592	702,803
Analog Devices, Inc.	6,650	1,036,203
Annaly Capital Management, Inc. REIT	25,332	210,509
ANSYS, Inc.*	1,672	570,135
Anthem, Inc.	4,523	1,371,328
Aon PLC, Class A (b)	4,058	924,047
Apollo Global Management, Inc.	3,100	153,326
Apple, Inc.	301,941	36,613,366
Applied Materials, Inc.	16,158	1,909,714
Aramark	3,837	142,429
Archer-Daniels-Midland Co.	10,235	579,096
Arista Networks, Inc.*	961	268,926
Arrow Electronics, Inc.*	1,443	144,675
Arthur J Gallagher & Co.	3,582	429,124
Assurant, Inc.	963	118,661
AT&T, Inc.	125,110	3,489,318
Atmos Energy Corp.	1,913	161,859
Autodesk, Inc.*	3,984	1,099,584
Automatic Data Processing, Inc.	7,593	1,321,334
AutoZone, Inc.*	400	463,968
Avalara, Inc.*	1,195	187,543
AvalonBay Communities, Inc. REIT	2,629	462,047
Avantor, Inc.*	8,643	240,880
Avery Dennison Corp.	1,680	294,353
Axalta Coating Systems Ltd.*	4,763	130,220
Baker Hughes Co.	10,495	256,918
Ball Corp.	6,172	527,027
Bank of America Corp.	137,282	4,765,058
Bank of New York Mellon Corp.	13,554	571,437
Bausch Health Cos., Inc.*	4,549	143,908
Baxter International, Inc.	8,801	683,750
Becton Dickinson and Co.	5,238	1,263,144
Berkshire Hathaway, Inc., Class B*	24,224	5,826,114
Best Buy Co., Inc.	4,053	406,719
Biogen, Inc.*	2,768	755,332
BioMarin Pharmaceutical, Inc.*	3,344	258,926
Bio-Rad Laboratories, Inc., Class A*	367	214,511
Black Knight, Inc.*	3,106	238,199
BlackRock, Inc.	2,744	1,905,708
Blackstone Group, Inc., Class A	11,645	806,183
Boeing Co.*	9,501	2,014,307
Booking Holdings, Inc.*	718	1,671,870
Booz Allen Hamilton Holding Corp.	2,640	203,650
BorgWarner, Inc.	3,583	161,235
Boston Properties, Inc. REIT	2,393	237,218
Boston Scientific Corp.*	25,197	977,140
Bristol-Myers Squibb Co.	40,354	2,474,911

	Number of Shares	Value
United States (Continued)
Broadcom, Inc.	7,144	$3,356,751
Broadridge Financial Solutions, Inc.	2,150	306,353
Brookfield Renewable Corp., Class A	1,462	68,053
Brown & Brown, Inc.	4,998	229,408
Brown-Forman Corp., Class B	5,695	407,648
Bunge Ltd.	2,854	218,559
Burlington Stores, Inc.*	1,201	310,843
C.H. Robinson Worldwide, Inc.	2,264	205,684
Cable One, Inc.	67	128,295
Cabot Oil & Gas Corp.	5,720	105,877
Cadence Design Systems, Inc.*	4,737	668,343
Camden Property Trust REIT	1,659	172,785
Campbell Soup Co.	3,597	163,592
Capital One Financial Corp.	8,175	982,553
Cardinal Health, Inc.	5,695	293,406
Carlyle Group, Inc.	1,982	67,883
CarMax, Inc.*	3,107	371,318
Carnival Corp.*	9,380	250,915
Carrier Global Corp.	13,721	501,228
Carvana Co.*	1,098	311,283
Catalent, Inc.*	2,642	300,422
Caterpillar, Inc.	9,754	2,105,694
Cboe Global Markets, Inc.	1,920	190,003
CBRE Group, Inc., Class A*	5,463	413,932
CDW Corp.	2,556	401,011
Celanese Corp.	2,390	331,995
Centene Corp.*	9,855	576,912
CenterPoint Energy, Inc.	9,636	187,324
Ceridian HCM Holding, Inc.*	2,181	195,548
Cerner Corp.	5,054	349,434
CF Industries Holdings, Inc.	3,588	162,465
Charles Schwab Corp.	27,391	1,690,573
Charter Communications, Inc., Class A*	2,492	1,528,643
Cheniere Energy, Inc.*	3,828	257,969
Chevron Corp.	33,955	3,395,500
Chewy, Inc., Class A*(b)	1,327	134,770
Chipotle Mexican Grill, Inc.*	478	689,276
Church & Dwight Co., Inc.	4,738	373,117
Cigna Corp.	6,653	1,396,465
Cincinnati Financial Corp.	2,879	281,768
Cintas Corp.	1,673	542,621
Cisco Systems, Inc.	74,861	3,359,013
Citigroup, Inc.	37,030	2,439,536
Citizens Financial Group, Inc.	6,463	280,753
Citrix Systems, Inc.	1,915	255,806
Clorox Co.	2,389	432,528
Cloudflare, Inc., Class A*	3,697	273,467
CME Group, Inc.	6,418	1,281,675
CMS Energy Corp.	5,217	282,292
Coca-Cola Co.	71,865	3,520,666
Cognex Corp.	3,358	277,337
Cognizant Technology Solutions Corp., Class A	9,518	699,383
Colgate-Palmolive Co.	14,252	1,071,750
Comcast Corp., Class A	81,523	4,297,893
Conagra Brands, Inc.	9,278	314,803
ConocoPhillips	24,640	1,281,526

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United States (Continued)
Consolidated Edison, Inc.	5,630	$369,609
Constellation Brands, Inc., Class A	2,795	598,521
Cooper Cos., Inc.	880	339,794
Copart, Inc.*	3,698	403,674
Corning, Inc.	13,755	525,991
Corteva, Inc.	13,462	607,809
CoStar Group, Inc.*	717	590,636
Costco Wholesale Corp.	7,852	2,599,012
Coupa Software, Inc.*	1,189	411,703
Crowdstrike Holdings, Inc., Class A*	3,180	686,880
Crown Castle International Corp. REIT	7,712	1,201,144
Crown Holdings, Inc.*	2,306	220,361
CSX Corp.	13,687	1,253,045
Cummins, Inc.	2,606	659,839
CVS Health Corp.	22,843	1,556,294
D.R. Horton, Inc.	5,878	451,842
Danaher Corp.	11,429	2,510,608
Darden Restaurants, Inc.	2,263	310,778
Datadog, Inc., Class A*	2,699	257,512
DaVita, Inc.*	1,148	117,245
Deere & Co.	5,219	1,822,057
Dell Technologies, Inc., Class C*	4,407	357,275
Delta Air Lines, Inc.*	3,324	159,353
DENTSPLY SIRONA, Inc.	4,519	239,823
Devon Energy Corp.	10,760	231,770
DexCom, Inc.*	1,672	665,088
Digital Realty Trust, Inc. REIT	4,786	644,818
Discover Financial Services	5,535	520,677
Discovery, Inc., Class A*	3,241	171,870
Discovery, Inc., Class C*	4,885	219,825
DISH Network Corp., Class A*	4,523	142,520
DocuSign, Inc.*	3,095	701,513
Dollar General Corp.	4,508	851,967
Dollar Tree, Inc.*	4,055	398,201
Dominion Energy, Inc.	14,679	1,002,869
Domino’s Pizza, Inc.	717	248,448
Dover Corp.	2,868	353,510
Dow, Inc.	13,304	789,060
DraftKings, Inc., Class A*	3,236	199,111
Dropbox, Inc., Class A*	4,534	102,219
DTE Energy Co.	3,582	421,673
Duke Energy Corp.	13,548	1,159,573
Duke Realty Corp. REIT	7,368	289,194
DuPont de Nemours, Inc.	9,829	691,175
Dynatrace, Inc.*	2,638	131,267
Eastman Chemical Co.	2,370	258,946
Eaton Corp. PLC	7,357	957,808
eBay, Inc.	12,727	718,057
Ecolab, Inc.	4,442	929,977
Edison International	6,651	359,087
Edwards Lifesciences Corp.*	11,170	928,227
Elanco Animal Health, Inc.*	6,917	227,293
Electronic Arts, Inc.	5,004	670,386
Eli Lilly and Co.	15,458	3,167,190
Emerson Electric Co.	10,227	878,499
Enphase Energy, Inc.*	2,109	371,311
Entergy Corp.	3,583	311,040

	Number of Shares	Value
United States (Continued)
EOG Resources, Inc.	10,478	$676,460
EPAM Systems, Inc.*	957	357,545
Equifax, Inc.	2,390	386,893
Equinix, Inc. REIT	1,588	1,029,564
Equitable Holdings, Inc.	6,921	204,654
Equity LifeStyle Properties, Inc. REIT	3,358	207,021
Equity Residential REIT	6,250	408,812
Erie Indemnity Co., Class A	402	97,324
Essential Utilities, Inc.	3,837	161,384
Essex Property Trust, Inc. REIT	1,170	298,104
Estee Lauder Cos., Inc., Class A	4,010	1,146,299
Etsy, Inc.*	2,113	465,431
Evergy, Inc.	4,519	242,354
Eversource Energy	6,412	509,626
Exact Sciences Corp.*	2,868	390,392
Exelon Corp.	17,492	675,191
Expedia Group, Inc.	2,640	425,040
Expeditors International of Washington, Inc.	3,345	307,205
Extra Space Storage, Inc. REIT	2,295	288,481
Exxon Mobil Corp.	75,069	4,081,502
F5 Networks, Inc.*	960	182,381
Facebook, Inc., Class A*	42,691	10,998,055
FactSet Research Systems, Inc.	720	218,815
Fair Isaac Corp.*	478	218,709
Fastenal Co.	10,713	496,762
FedEx Corp.	4,503	1,146,013
Fidelity National Financial, Inc.	5,718	218,885
Fidelity National Information Services, Inc.	11,190	1,544,220
Fifth Third Bancorp	12,769	442,957
First Republic Bank	3,107	511,878
FirstEnergy Corp.	10,031	332,427
Fiserv, Inc.*	9,993	1,152,892
FleetCor Technologies, Inc.*	1,503	416,797
FMC Corp.	2,629	267,343
Ford Motor Co.*	73,650	861,705
Fortinet, Inc.*	2,565	433,100
Fortive Corp.	5,354	352,400
Fortune Brands Home & Security, Inc.	2,471	205,439
Fox Corp., Class A	7,158	238,433
Fox Corp., Class B	3,593	114,724
Franklin Resources, Inc.	5,490	143,673
Freeport-McMoRan, Inc.*	25,847	876,472
Gartner, Inc.*	1,624	290,761
Generac Holdings, Inc.*	1,233	406,347
General Dynamics Corp.	4,573	747,548
General Electric Co.	152,284	1,909,641
General Mills, Inc.	11,166	614,242
General Motors Co.	23,262	1,194,038
Genuine Parts Co.	2,639	278,019
Gilead Sciences, Inc.	21,746	1,335,204
Global Payments, Inc.	5,246	1,038,656
Globe Life, Inc.	2,159	201,651
GoDaddy, Inc., Class A*	3,358	272,401
Goldman Sachs Group, Inc.	5,945	1,899,309
Guidewire Software, Inc.*	1,421	157,717

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United States (Continued)
Halliburton Co.	15,513	$338,649
Hartford Financial Services Group, Inc.	6,677	338,457
Hasbro, Inc.	2,160	202,414
HCA Healthcare, Inc.*	4,977	856,193
Healthpeak Properties, Inc. REIT	9,995	290,755
HEICO Corp.	576	72,449
HEICO Corp., Class A	1,415	163,800
Henry Schein, Inc.*	2,159	133,534
Hershey Co.	2,629	382,914
Hess Corp.	4,771	312,644
Hewlett Packard Enterprise Co.	26,264	382,404
Hilton Worldwide Holdings, Inc.*	5,216	645,115
Hologic, Inc.*	4,666	336,372
Home Depot, Inc.	19,156	4,948,761
Honeywell International, Inc.	12,424	2,513,996
Horizon Therapeutics PLC*	3,728	338,912
Hormel Foods Corp.	5,456	252,995
Host Hotels & Resorts, Inc. REIT	14,560	241,550
Howmet Aerospace, Inc.*	5,668	159,327
HP, Inc.	25,741	745,717
HubSpot, Inc.*	746	384,190
Humana, Inc.	2,387	906,225
Huntington Bancshares, Inc.	15,037	230,668
Huntington Ingalls Industries, Inc.	721	126,831
IAC/InterActiveCorp*	1,417	346,924
IDEX Corp.	1,434	279,874
IDEXX Laboratories, Inc.*	1,564	813,546
Illinois Tool Works, Inc.	5,823	1,177,294
Illumina, Inc.*	2,629	1,155,209
Incyte Corp.*	3,344	263,039
Ingersoll Rand, Inc.*	5,717	264,926
Insulet Corp.*	1,195	309,624
Intel Corp.	72,577	4,411,230
Intercontinental Exchange, Inc.	9,735	1,073,868
International Business Machines Corp.	16,169	1,922,979
International Flavors & Fragrances, Inc.	3,945	534,587
International Paper Co.	6,414	318,455
Interpublic Group of Cos., Inc.	7,878	205,773
Intuit, Inc.	4,531	1,767,724
Intuitive Surgical, Inc.*	2,121	1,562,753
Invesco Ltd.	7,167	160,684
Invitation Homes, Inc. REIT	10,713	312,177
Ionis Pharmaceuticals, Inc.*(b)	2,143	112,293
IPG Photonics Corp.*	703	159,827
IQVIA Holdings, Inc.*	3,436	662,426
Iron Mountain, Inc. REIT	6,198	215,628
J M Smucker Co.	2,160	241,920
Jack Henry & Associates, Inc.	1,440	213,754
Jacobs Engineering Group, Inc.	2,640	303,811
JB Hunt Transport Services, Inc.	1,680	246,742
Johnson & Johnson	46,751	7,408,163
Johnson Controls International PLC	12,616	703,847
JPMorgan Chase & Co.	54,018	7,949,829
Juniper Networks, Inc.	4,791	111,534
Kansas City Southern	1,567	332,737
Kellogg Co.	4,134	238,573
Keurig Dr Pepper, Inc. (b)	8,140	248,433

	Number of Shares	Value
United States (Continued)
KeyCorp	17,610	$354,665
Keysight Technologies, Inc.*	3,342	472,960
Kimberly-Clark Corp.	5,935	761,639
Kinder Morgan, Inc.	36,146	531,346
KKR & Co., Inc.	8,498	387,169
KLA Corp.	2,868	892,608
Knight-Swift Transportation Holdings, Inc.	2,606	112,579
Kraft Heinz Co.	11,133	405,019
Kroger Co.	13,794	444,305
L3Harris Technologies, Inc.	3,815	693,987
Laboratory Corp. of America Holdings*	1,673	401,369
Lam Research Corp.	2,628	1,490,575
Lamb Weston Holdings, Inc.	2,880	229,738
Las Vegas Sands Corp.	6,412	401,391
Lear Corp.	957	158,948
Leidos Holdings, Inc.	2,640	233,508
Lennar Corp., Class A	4,689	389,046
Lennox International, Inc.	720	201,434
Liberty Broadband Corp., Class A*	719	104,514
Liberty Broadband Corp., Class C*	2,828	422,814
Liberty Media Corp.-Liberty Formula One, Class C*	4,054	177,971
Liberty Media Corp-Liberty SiriusXM, Class C*	3,099	136,728
Lincoln National Corp.	3,327	189,206
Live Nation Entertainment, Inc.*(b)	2,875	255,472
LKQ Corp.*	5,288	208,294
Lockheed Martin Corp.	4,455	1,471,264
Loews Corp.	4,218	201,663
Lowe’s Cos., Inc.	13,016	2,079,306
Lumen Technologies, Inc.	13,986	171,888
LyondellBasell Industries NV, Class A	4,978	513,182
M&T Bank Corp.	2,265	341,879
Marathon Petroleum Corp.	11,883	649,049
Markel Corp.*	240	261,312
MarketAxess Holdings, Inc.	717	398,609
Marriott International, Inc., Class A*	4,958	734,131
Marsh & McLennan Cos., Inc.	8,455	974,185
Martin Marietta Materials, Inc.	1,195	402,560
Marvell Technology Group Ltd.	12,531	604,997
Masco Corp.	5,003	266,260
Masimo Corp.*	936	234,683
Mastercard, Inc., Class A	15,703	5,556,507
Match Group, Inc.*	4,206	642,887
Maxim Integrated Products, Inc.	4,505	419,731
McCormick & Co., Inc.	4,778	402,690
McDonald’s Corp.	13,311	2,743,930
McKesson Corp.	2,868	486,183
Medical Properties Trust, Inc. REIT	10,520	227,127
Merck & Co., Inc.	44,830	3,255,555
MetLife, Inc.	13,351	769,018
Mettler-Toledo International, Inc.*	430	479,901
MGM Resorts International	8,530	322,349
Microchip Technology, Inc.	4,588	700,266
Micron Technology, Inc.*	19,741	1,806,894
Microsoft Corp.	127,690	29,672,602

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United States (Continued)
Mid-America Apartment Communities, Inc. REIT	1,896	$255,448
Moderna, Inc.*	5,015	776,372
Mohawk Industries, Inc.*	1,111	194,414
Molina Healthcare, Inc.*	970	210,257
Molson Coors Beverage Co., Class B	3,086	137,173
Mondelez International, Inc., Class A	25,419	1,351,274
MongoDB, Inc.*	1,002	386,702
Monolithic Power Systems, Inc.	705	264,037
Monster Beverage Corp.*	6,721	589,701
Moody’s Corp.	3,083	847,486
Morgan Stanley	24,578	1,889,311
Mosaic Co.	6,623	194,716
Motorola Solutions, Inc.	2,868	503,277
MSCI, Inc.	1,426	591,106
Nasdaq, Inc.	2,150	297,324
NetApp, Inc.	3,978	249,023
Netflix, Inc.*	7,853	4,231,589
Neurocrine Biosciences, Inc.*	1,680	183,977
Newell Brands, Inc.	8,118	188,094
Newmont Corp.	14,260	775,459
News Corp., Class A	5,178	121,424
NextEra Energy, Inc.	33,972	2,496,263
NIKE, Inc., Class B	22,221	2,994,946
NiSource, Inc.	7,637	164,959
Nordson Corp.	948	182,405
Norfolk Southern Corp.	4,567	1,151,158
Northern Trust Corp.	3,821	363,492
Northrop Grumman Corp.	2,743	800,023
NortonLifeLock, Inc.	9,380	183,004
NRG Energy, Inc.	4,307	157,249
Nucor Corp.	5,384	322,071
NVIDIA Corp.	10,907	5,983,362
NVR, Inc.*	62	279,052
Occidental Petroleum Corp.	14,327	381,241
OGE Energy Corp.	3,330	97,469
Okta, Inc.*	2,150	562,118
Old Dominion Freight Line, Inc.	1,597	342,988
Omega Healthcare Investors, Inc. REIT	3,691	137,084
Omnicom Group, Inc.	3,593	246,947
ON Semiconductor Corp.*(b)	6,702	269,890
ONEOK, Inc.	7,622	337,578
Oracle Corp.	35,338	2,279,654
O’Reilly Automotive, Inc.*	1,264	565,425
Otis Worldwide Corp.	7,845	499,805
Owens Corning	2,163	175,246
PACCAR, Inc.	5,892	536,113
Packaging Corp. of America	1,920	253,478
Palo Alto Networks, Inc.*	1,768	633,492
Parker-Hannifin Corp.	2,306	661,730
Paychex, Inc.	5,694	518,553
Paycom Software, Inc.*	956	357,773
PayPal Holdings, Inc.*	19,936	5,180,370
Peloton Interactive, Inc., Class A*	4,383	528,020
PepsiCo, Inc.	24,283	3,137,121
PerkinElmer, Inc.	1,660	209,309
Pfizer, Inc.	99,363	3,327,667

	Number of Shares	Value
United States (Continued)
PG&E Corp.*(b)	26,422	$277,695
Philip Morris International, Inc.	27,775	2,333,656
Phillips 66	8,313	690,395
Pinnacle West Capital Corp.	1,954	136,643
Pinterest, Inc., Class A*	9,204	741,658
Pioneer Natural Resources Co.	3,526	523,858
Plug Power, Inc.*	8,440	408,327
PNC Financial Services Group, Inc.	7,607	1,280,715
Pool Corp.	628	210,236
PPD, Inc.*	1,684	59,041
PPG Industries, Inc.	4,227	569,884
PPL Corp.	14,257	373,391
Principal Financial Group, Inc.	4,885	276,393
Procter & Gamble Co.	44,211	5,461,385
Progressive Corp.	10,462	899,209
Prologis, Inc. REIT	13,088	1,296,628
Prudential Financial, Inc.	6,879	596,547
PTC, Inc.*	1,897	259,775
Public Service Enterprise Group, Inc.	9,517	512,300
Public Storage REIT	2,621	613,157
PulteGroup, Inc.	4,748	214,182
Qorvo, Inc.*	2,151	375,844
QUALCOMM, Inc.	19,945	2,716,310
Quest Diagnostics, Inc.	2,629	303,886
Raymond James Financial, Inc.	2,270	265,000
Raytheon Technologies Corp.	26,739	1,924,941
Realty Income Corp. REIT	6,722	405,068
Regency Centers Corp. REIT	3,015	165,162
Regeneron Pharmaceuticals, Inc.*	1,898	855,182
Regions Financial Corp.	14,795	305,221
Reinsurance Group of America, Inc.	1,187	145,087
Republic Services, Inc.	4,261	379,612
ResMed, Inc.	2,628	506,626
RingCentral, Inc., Class A*(b)	1,434	542,281
Robert Half International, Inc.	2,131	165,770
Rockwell Automation, Inc.	2,151	523,295
Roku, Inc.*	1,912	756,158
Rollins, Inc.	3,910	129,695
Roper Technologies, Inc.	1,912	722,009
Ross Stores, Inc.	6,462	753,728
Royal Caribbean Cruises Ltd.	3,088	288,018
Royalty Pharma PLC, Class A (b)	3,258	151,725
RPM International, Inc.	2,160	172,022
S&P Global, Inc.	4,198	1,382,653
salesforce.com, Inc.*	16,053	3,475,475
Sarepta Therapeutics, Inc.*(b)	1,200	104,472
SBA Communications Corp. REIT	1,912	487,809
Schlumberger N.V.	24,027	670,594
Seagate Technology PLC	4,168	305,223
Seagen, Inc.*	2,151	325,038
Sealed Air Corp.	3,333	139,653
SEI Investments Co.	1,914	107,184
Sempra Energy	5,010	581,060
Sensata Technologies Holding PLC*	2,643	151,417
ServiceNow, Inc.*	3,427	1,828,167
Sherwin-Williams Co.	1,431	973,567
Simon Property Group, Inc. REIT	5,856	661,260

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United States (Continued)
Sirius XM Holdings, Inc. (b)	13,374	$78,238
Skyworks Solutions, Inc.	3,024	537,728
Slack Technologies, Inc., Class A*	7,126	291,667
Snap, Inc., Class A*	16,506	1,083,784
Snap-on, Inc.	720	146,239
Snowflake, Inc., Class A*(b)	526	136,518
Southern Co.	19,514	1,106,834
Southwest Airlines Co.	2,672	155,323
Splunk, Inc.*	2,868	410,153
Square, Inc., Class A*	6,637	1,526,709
SS&C Technologies Holdings, Inc.	4,254	281,955
Stanley Black & Decker, Inc.	2,867	501,266
Starbucks Corp.	20,924	2,260,420
State Street Corp.	5,937	432,035
Steel Dynamics, Inc.	4,060	168,815
STERIS PLC	1,672	292,266
Stryker Corp.	5,935	1,440,365
Sun Communities, Inc. REIT	1,440	218,808
Sunrun, Inc.*(b)	2,018	126,286
SVB Financial Group*	953	481,608
Synchrony Financial	9,352	361,735
Synopsys, Inc.*	2,864	702,281
Sysco Corp.	9,040	719,855
T. Rowe Price Group, Inc.	4,064	658,937
Take-Two Interactive Software, Inc.*	2,011	370,949
Target Corp.	8,756	1,606,201
Teladoc Health, Inc.*(b)	2,080	459,867
Teledyne Technologies, Inc.*	720	267,120
Teleflex, Inc.	721	287,045
Teradyne, Inc.	2,970	381,972
Tesla, Inc.*	13,475	9,102,363
Texas Instruments, Inc.	16,322	2,811,791
Textron, Inc.	3,894	196,024
Thermo Fisher Scientific, Inc.	7,101	3,196,018
TJX Cos., Inc.	21,156	1,396,084
T-Mobile US, Inc.*	10,044	1,204,979
Tractor Supply Co.	1,966	312,515
Trade Desk, Inc., Class A*	715	575,854
Tradeweb Markets, Inc., Class A	1,664	121,123
TransDigm Group, Inc.*	848	489,016
TransUnion	3,582	301,640
Travelers Cos., Inc.	4,467	649,949
Trimble, Inc.*	4,551	337,411
Truist Financial Corp.	23,302	1,327,282
Twilio, Inc., Class A*	2,528	993,201
Twitter, Inc.*	13,719	1,057,186
Tyler Technologies, Inc.*	720	333,662
Tyson Foods, Inc., Class A	5,695	385,381
Uber Technologies, Inc.*	17,359	898,328
UDR, Inc. REIT	5,959	245,332
UGI Corp.	3,352	128,415
Ulta Beauty, Inc.*	961	309,759
Union Pacific Corp.	12,051	2,482,024
United Parcel Service, Inc., Class B	12,586	1,986,448
United Rentals, Inc.*	1,440	428,227
UnitedHealth Group, Inc.	16,951	5,631,461
Universal Health Services, Inc., Class B*	1,380	172,955

	Number of Shares	Value
United States (Continued)
US Bancorp	22,647	$1,132,350
Vail Resorts, Inc.	719	222,300
Valero Energy Corp.	7,596	584,740
Varian Medical Systems, Inc.*	1,510	264,658
Veeva Systems, Inc., Class A*	2,390	669,463
Ventas, Inc. REIT	6,368	336,867
VEREIT, Inc. REIT	3,187	124,293
VeriSign, Inc.*	1,677	325,388
Verisk Analytics, Inc.	2,624	429,942
Verizon Communications, Inc.	73,366	4,057,140
Vertex Pharmaceuticals, Inc.*	4,511	958,813
VF Corp.	6,011	475,650
ViacomCBS, Inc., Class B (b)	9,743	628,326
Viatris, Inc.*	20,726	307,781
VICI Properties, Inc. REIT	9,801	279,329
Visa, Inc., Class A	29,940	6,358,957
Vistra Corp.	7,638	131,756
VMware, Inc., Class A*	1,680	232,193
Vornado Realty Trust REIT	2,831	121,563
Voya Financial, Inc. (b)	2,381	143,527
Vulcan Materials Co.	2,147	358,528
W.R. Berkley Corp.	2,880	199,670
W.W. Grainger, Inc.	728	271,333
Walgreens Boots Alliance, Inc.	12,604	604,110
Walmart, Inc.	24,999	3,247,870
Walt Disney Co.*	32,354	6,116,200
Waste Connections, Inc.	4,307	420,751
Waste Management, Inc.	7,286	807,945
Waters Corp.*	930	254,708
Wayfair, Inc., Class A*	1,189	343,597
WEC Energy Group, Inc.	5,934	478,518
Wells Fargo & Co.	69,122	2,500,143
Welltower, Inc. REIT	7,038	477,880
West Pharmaceutical Services, Inc.	1,434	402,452
Western Digital Corp.	4,962	340,046
Western Union Co.	8,598	199,646
Westinghouse Air Brake Technologies Corp.	2,873	208,091
Westrock Co.	4,279	186,522
Weyerhaeuser Co. REIT	12,122	410,572
Whirlpool Corp.	960	182,477
Williams Cos., Inc.	22,106	504,901
Workday, Inc., Class A*	3,107	761,774
WP Carey, Inc. REIT	2,854	195,613
Wynn Resorts Ltd.*	1,757	231,450
Xcel Energy, Inc.	9,996	585,666
Xilinx, Inc.	4,451	579,965
XPO Logistics, Inc.*	1,658	193,323
Xylem, Inc.	3,344	332,929
Yum! Brands, Inc.	5,648	584,737
Zebra Technologies Corp., Class A*	961	479,952
Zendesk, Inc.*	1,950	284,973
Zillow Group, Inc., Class A*	1,273	216,181
Zillow Group, Inc., Class C*	2,401	387,353
Zimmer Biomet Holdings, Inc.	3,582	584,081
Zoetis, Inc.	8,568	1,330,096

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United States (Continued)
Zoom Video Communications, Inc., Class A*	3,481	$1,300,536
Zscaler, Inc.*(b)	1,064	218,152

(Cost $508,951,230)		594,868,893

TOTAL COMMON STOCKS (Cost $731,460,394)		853,361,409

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	832	56,604
FUCHS PETROLUB SE	999	54,979
Henkel AG & Co. KGaA	3,344	331,129
Porsche Automobil Holding SE	2,881	232,128
Sartorius AG	717	370,223
Volkswagen AG	3,184	668,678

(Cost $1,428,440)		1,713,741

TOTAL PREFERRED STOCKS (Cost $1,428,440)		1,713,741

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	19,824	$7,007

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $117,889)	117,889	117,889

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $1,497,365)	1,497,365	1,497,365

TOTAL INVESTMENTS — 99.9% (Cost $734,504,088)		$856,697,411
Other assets and liabilities, net — 0.1%		644,489

NET ASSETS — 100.0%		$857,341,900

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG*(c)
62,816	299,146		(44,894)	18,497	103,738	—	—	35,434	439,303

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
70,099	47,790	(f)	—	—	—	155	—	117,889	117,889

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
358,192	7,208,764		(6,069,591)	—	—	101	—	1,497,365	1,497,365

491,107	7,555,700		(6,114,485)	18,497	103,738	256	—	1,650,688	2,054,557

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $6,795,988, which is 0.8% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,913,852.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2021 (Unaudited)

Securities	are listed in country of domicile.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	6	$1,119,672	$1,142,760	3/19/2021	$23,088
MSCI EAFE Futures	USD	8	867,650	865,600	3/19/2021	(2,050)

Total net unrealized appreciation						$21,038

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$853,361,409	$—	$—	$853,361,409
Preferred Stocks	1,713,741	—	—	1,713,741
Warrants	7,007	—	—	7,007
Short-Term Investments (g)	1,615,254	—	—	1,615,254
Derivatives (h)
Futures Contracts	23,088	—	—	23,088

TOTAL	$856,720,499	$—	$—	$856,720,499

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(2,050)	$—	$—	$(2,050)

TOTAL	$(2,050)	$—	$—	$(2,050)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.6%
Communication Services — 12.3%
Activision Blizzard, Inc.	229	$21,895
Alphabet, Inc., Class A*	585	1,182,817
Alphabet, Inc., Class C*	604	1,230,263
AT&T, Inc.	12,736	355,207
Comcast Corp., Class A	254	13,391
Discovery, Inc., Class C*	515	23,175
Electronic Arts, Inc.	984	131,826
Facebook, Inc., Class A*	5,454	1,405,059
Fox Corp., Class A	1,169	38,939
Fox Corp., Class B	582	18,583
Interpublic Group of Cos., Inc.	982	25,650
New York Times Co., Class A	270	13,816
News Corp., Class A	1,170	27,437
Omnicom Group, Inc.	529	36,358
Take-Two Interactive Software, Inc.*	273	50,358
TripAdvisor, Inc.*(a)	466	23,123
Verizon Communications, Inc.	7,655	423,322
Walt Disney Co.*	771	145,750

(Cost $4,157,117)		5,166,969

Consumer Discretionary — 10.5%
Advance Auto Parts, Inc.	224	35,918
Aptiv PLC*	131	19,629
Aramark	272	10,097
AutoZone, Inc.*	67	77,715
Best Buy Co., Inc.	939	94,229
Booking Holdings, Inc.*	160	372,562
BorgWarner, Inc.	1,059	47,655
Burlington Stores, Inc.*	39	10,094
Carnival Corp.*	2,071	55,399
Carter’s, Inc.	106	8,848
Columbia Sportswear Co.	86	8,864
D.R. Horton, Inc.	440	33,823
Darden Restaurants, Inc.	701	96,268
Dick’s Sporting Goods, Inc. (a)	268	19,127
Dollar General Corp.	217	41,011
eBay, Inc.	2,571	145,056
Expedia Group, Inc.	489	78,729
Foot Locker, Inc.	509	24,478
Gap, Inc.*	792	19,760
Garmin Ltd.	466	57,793
Gentex Corp.	1,080	38,210
Genuine Parts Co.	108	11,378
Grand Canyon Education, Inc.*	91	9,527
H&R Block, Inc.	919	17,672
Hanesbrands, Inc. (a)	767	13,568
Home Depot, Inc.	2,349	606,841
Kohl’s Corp.	426	23,536
Las Vegas Sands Corp.	653	40,878
Lear Corp.	226	37,536
Lennar Corp., Class A	344	28,542
LKQ Corp.*	400	15,756
Lowe’s Cos., Inc.	489	78,118
Lululemon Athletica, Inc.*	55	17,142
MGM Resorts International	638	24,110
Mohawk Industries, Inc.*	228	39,898

	Number of Shares	Value
Consumer Discretionary (Continued)
Newell Brands, Inc.	839	$19,440
NIKE, Inc., Class B	3,286	442,887
Norwegian Cruise Line Holdings Ltd.*(a)	632	18,682
NVR, Inc.*	16	72,013
O’Reilly Automotive, Inc.*	43	19,235
Polaris, Inc.	153	18,017
PulteGroup, Inc.	819	36,945
PVH Corp.	178	17,793
Ralph Lauren Corp.	250	29,270
Ross Stores, Inc.	959	111,858
Royal Caribbean Cruises Ltd.	473	44,117
Skechers U.S.A., Inc., Class A*	415	15,189
Starbucks Corp.	4,168	450,269
Tapestry, Inc.	1,235	52,043
Target Corp.	2,144	393,295
Thor Industries, Inc. (a)	110	12,877
TJX Cos., Inc.	3,196	210,904
Tractor Supply Co.	272	43,237
Ulta Beauty, Inc.*	138	44,482
Vail Resorts, Inc.	55	17,005
VF Corp.	162	12,819
Whirlpool Corp.	153	29,082
Williams-Sonoma, Inc. (a)	250	32,822
Yum China Holdings, Inc.	340	20,346
Yum! Brands, Inc.	164	16,979

(Cost $3,795,565)		4,441,373

Consumer Staples — 5.4%
Altria Group, Inc.	674	29,386
Casey’s General Stores, Inc.	88	17,772
Clorox Co.	203	36,753
Colgate-Palmolive Co.	421	31,659
Costco Wholesale Corp.	1,609	532,579
Estee Lauder Cos., Inc., Class A	644	184,094
Hershey Co.	226	32,917
Hormel Foods Corp.	795	36,864
Ingredion, Inc.	176	15,875
Kimberly-Clark Corp.	635	81,490
Lamb Weston Holdings, Inc.	205	16,353
Monster Beverage Corp.*	833	73,087
PepsiCo, Inc.	634	81,906
Philip Morris International, Inc.	3,780	317,596
Procter & Gamble Co.	392	48,424
Spectrum Brands Holdings, Inc.	172	13,339
Sysco Corp.	1,906	151,775
Walgreens Boots Alliance, Inc.	3,881	186,016
Walmart, Inc.	2,964	385,083

(Cost $2,204,545)		2,272,968

Energy — 6.1%
Cabot Oil & Gas Corp. (a)	1,975	36,557
Chevron Corp.	7,659	765,900
ConocoPhillips	6,025	313,360
Devon Energy Corp.	1,965	42,326
Diamondback Energy, Inc.	388	26,881
EOG Resources, Inc.	3,351	216,340

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Exxon Mobil Corp.	13,453	$731,440
Helmerich & Payne, Inc.	607	17,439
HollyFrontier Corp.	536	20,304
Marathon Oil Corp.	2,558	28,394
Marathon Petroleum Corp.	2,829	154,520
Occidental Petroleum Corp.	854	22,725
Phillips 66	537	44,598
Pioneer Natural Resources Co.	861	127,919
Valero Energy Corp.	536	41,261

(Cost $3,246,615)		2,589,964

Financials — 7.7%
Allstate Corp.	440	46,904
Apollo Global Management, Inc.	607	30,022
Arch Capital Group Ltd.*	604	21,635
Berkshire Hathaway, Inc., Class B*	7,225	1,737,685
Cboe Global Markets, Inc.	136	13,459
Cincinnati Financial Corp.	788	77,122
Credit Acceptance Corp.*(a)	59	21,418
Erie Indemnity Co., Class A	84	20,336
Evercore, Inc., Class A	408	48,866
FactSet Research Systems, Inc.	85	25,832
Fidelity National Financial, Inc.	1,691	64,732
First American Financial Corp.	392	20,596
Franklin Resources, Inc. (a)	1,454	38,051
Lazard Ltd., Class A	652	25,226
LPL Financial Holdings, Inc.	463	60,903
Markel Corp.*	23	25,042
MarketAxess Holdings, Inc.	53	29,465
Marsh & McLennan Cos., Inc.	393	45,281
MGIC Investment Corp.	3,145	38,306
Moody’s Corp.	428	117,653
MSCI, Inc.	191	79,173
Old Republic International Corp.	643	12,429
Progressive Corp.	2,496	214,531
S&P Global, Inc.	660	217,378
SEI Investments Co.	535	29,960
T. Rowe Price Group, Inc.	1,027	166,518
White Mountains Insurance Group Ltd.	15	17,926

(Cost $2,724,834)		3,246,449

Health Care — 15.3%
AbbVie, Inc.	4,389	472,871
ABIOMED, Inc.*	63	20,447
Agilent Technologies, Inc.	99	12,085
Alexion Pharmaceuticals, Inc.*	702	107,230
Align Technology, Inc.*	161	91,305
AmerisourceBergen Corp.	768	77,737
Amgen, Inc.	1,495	336,255
Anthem, Inc.	680	206,169
Baxter International, Inc.	232	18,024
Biogen, Inc.*	1,112	303,443
Bio-Rad Laboratories, Inc., Class A*	66	38,577
Bristol-Myers Squibb Co.	1,385	84,942
Cardinal Health, Inc.	1,283	66,100
Cerner Corp.	792	54,759
Chemed Corp.	36	16,028

	Number of Shares	Value
Health Care (Continued)
Cigna Corp.	2,297	$482,140
CVS Health Corp.	3,756	255,896
DaVita, Inc.*	338	34,520
Edwards Lifesciences Corp.*	1,174	97,559
Eli Lilly and Co.	1,620	331,922
Exelixis, Inc.*	743	16,093
Gilead Sciences, Inc.	684	41,998
HCA Healthcare, Inc.*	417	71,736
Henry Schein, Inc.*	534	33,028
Humana, Inc.	744	282,460
Illumina, Inc.*	222	97,549
Incyte Corp.*	274	21,553
Intuitive Surgical, Inc.*	158	116,414
Ionis Pharmaceuticals, Inc.*(a)	181	9,484
Jazz Pharmaceuticals PLC*	150	25,206
Johnson & Johnson	6,995	1,108,428
McKesson Corp.	1,172	198,677
Merck & Co., Inc.	5,214	378,641
Mettler-Toledo International, Inc.*	45	50,222
Regeneron Pharmaceuticals, Inc.*	222	100,027
UnitedHealth Group, Inc.	1,898	630,554
Universal Health Services, Inc., Class B*	242	30,330
Varian Medical Systems, Inc.*	177	31,023
Waters Corp.*	185	50,668
West Pharmaceutical Services, Inc.	134	37,607

(Cost $5,931,788)		6,439,707

Industrials — 9.7%
3M Co.	331	57,945
A O Smith Corp.	608	36,097
Acuity Brands, Inc. (a)	251	30,948
AECOM*	251	14,530
AGCO Corp.	251	32,499
Alaska Air Group, Inc.*	821	53,381
Allegion PLC	125	13,597
Allison Transmission Holdings, Inc.	401	15,206
American Airlines Group, Inc.*(a)	659	13,799
Boeing Co.*	425	90,104
C.H. Robinson Worldwide, Inc.	154	13,991
Carlisle Cos., Inc.	133	19,318
Carrier Global Corp.	4,587	167,563
Caterpillar, Inc.	913	197,098
Copa Holdings SA, Class A*	197	18,059
Copart, Inc.*	419	45,738
Cummins, Inc.	959	242,819
Curtiss-Wright Corp.	86	9,502
Delta Air Lines, Inc.*	4,367	209,354
Donaldson Co., Inc.	255	15,022
Eaton Corp. PLC	875	113,916
Emerson Electric Co.	1,967	168,965
Expeditors International of Washington, Inc.	630	57,859
Fastenal Co.	1,432	66,402
FedEx Corp.	478	121,651
Fortune Brands Home & Security, Inc.	269	22,365
FTI Consulting, Inc.*	82	9,393
Graco, Inc.	445	30,861

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
HEICO Corp., Class A	110	$12,734
Hexcel Corp.*(a)	316	16,988
Honeywell International, Inc.	321	64,954
Howmet Aerospace, Inc.*	511	14,364
Hubbell, Inc.	108	19,171
Huntington Ingalls Industries, Inc.	176	30,960
IAA, Inc.*	179	10,495
IDEX Corp.	102	19,907
Illinois Tool Works, Inc.	699	141,324
ITT, Inc.	344	28,545
JB Hunt Transport Services, Inc.	344	50,523
JetBlue Airways Corp.*	1,692	31,184
Johnson Controls International PLC	2,013	112,305
Knight-Swift Transportation Holdings, Inc.	534	23,069
Landstar System, Inc.	155	24,822
Leidos Holdings, Inc.	179	15,833
Lincoln Electric Holdings, Inc.	198	23,386
Lockheed Martin Corp.	713	235,468
ManpowerGroup, Inc.	224	21,155
Masco Corp.	559	29,750
MSC Industrial Direct Co., Inc., Class A	204	17,571
Old Dominion Freight Line, Inc.	276	59,277
Oshkosh Corp.	445	47,170
Otis Worldwide Corp.	1,281	81,612
Owens Corning	178	14,422
PACCAR, Inc.	809	73,611
Parker-Hannifin Corp.	260	74,610
Robert Half International, Inc.	510	39,673
Rockwell Automation, Inc.	344	83,688
Science Applications International Corp.	180	15,503
Snap-on, Inc.	189	38,388
Southwest Airlines Co.	4,291	249,436
Spirit AeroSystems Holdings, Inc., Class A	306	13,106
Stanley Black & Decker, Inc.	227	39,689
Textron, Inc.	440	22,150
Trane Technologies PLC	389	59,610
Trex Co., Inc.*(a)	159	14,571
Union Pacific Corp.	252	51,902
United Airlines Holdings, Inc.*	854	44,989
United Parcel Service, Inc., Class B	448	70,708
United Rentals, Inc.*(a)	202	60,071
Vertiv Holdings Co.	559	11,700
W.W. Grainger, Inc.	132	49,198
Watsco, Inc.	84	20,420
Woodward, Inc.	108	12,336

(Cost $3,545,665)		4,080,330

Information Technology — 27.4%
Accenture PLC, Class A	1,835	460,402
Adobe, Inc.*	700	321,769
Amdocs Ltd.	485	36,768
Apple, Inc.	19,761	2,396,219
Applied Materials, Inc.	1,308	154,593
Arista Networks, Inc.*	139	38,898
Arrow Electronics, Inc.*	154	15,440

	Number of Shares	Value
Information Technology (Continued)
Automatic Data Processing, Inc.	998	$173,672
Avnet, Inc.	508	19,340
Broadridge Financial Solutions, Inc.	322	45,882
Cadence Design Systems, Inc.*	474	66,877
CDW Corp.	200	31,378
Ciena Corp.*	587	30,624
Cirrus Logic, Inc.*	133	10,877
Cisco Systems, Inc.	13,823	620,238
Citrix Systems, Inc.	301	40,208
Cognizant Technology Solutions Corp., Class A	2,520	185,170
Concentrix Corp.*	127	15,686
Dolby Laboratories, Inc., Class A	200	19,526
Enphase Energy, Inc.*	155	27,289
F5 Networks, Inc.*(a)	178	33,816
Fortinet, Inc.*	244	41,199
Hewlett Packard Enterprise Co.	2,816	41,001
HP, Inc.	12,098	350,479
Intel Corp.	21,664	1,316,738
International Business Machines Corp.	68	8,087
Intuit, Inc.	415	161,908
IPG Photonics Corp.*	84	19,097
Jabil, Inc.	755	32,593
Jack Henry & Associates, Inc.	150	22,266
Keysight Technologies, Inc.*	485	68,637
KLA Corp.	91	28,322
Lam Research Corp.	564	319,895
Manhattan Associates, Inc.*	132	16,229
Mastercard, Inc., Class A	2,073	733,531
Maxim Integrated Products, Inc.	680	63,356
Micron Technology, Inc.*	6,521	596,867
Microsoft Corp.	35	8,133
National Instruments Corp.	343	15,229
NetApp, Inc.	1,147	71,802
NortonLifeLock, Inc.	1,740	33,947
NVIDIA Corp.	1,053	577,655
Oracle Corp.	4,325	279,006
Paychex, Inc.	792	72,127
PayPal Holdings, Inc.*	383	99,523
Skyworks Solutions, Inc.	579	102,958
SolarEdge Technologies, Inc.*(a)	72	21,478
SYNNEX Corp.	127	11,323
Synopsys, Inc.*	201	49,287
Teradyne, Inc.	533	68,549
Texas Instruments, Inc.	2,925	503,890
Universal Display Corp.	64	13,548
VeriSign, Inc.*	179	34,731
Visa, Inc., Class A (a)	4,177	887,153
Western Union Co.	2,946	68,406
Xerox Holdings Corp.	509	12,969
Xilinx, Inc.	556	72,447

(Cost $9,370,577)		11,569,038

Materials — 2.2%
Air Products and Chemicals, Inc.	465	118,863
Cabot Corp.	246	12,111
Celanese Corp.	323	44,868

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Materials (Continued)
CF Industries Holdings, Inc.	538	$24,361
Corteva, Inc.	1,292	58,334
Dow, Inc.	1,716	101,776
DuPont de Nemours, Inc.	271	19,057
International Paper Co.	973	48,309
Linde PLC	747	182,470
LyondellBasell Industries NV, Class A	1,143	117,832
Nucor Corp.	1,198	71,664
Packaging Corp. of America	256	33,797
PPG Industries, Inc.	101	13,617
Reliance Steel & Aluminum Co.	356	47,063
Scotts Miracle-Gro Co.	62	13,215
Steel Dynamics, Inc.	716	29,771

(Cost $815,116)		937,108

Real Estate — 1.4%
Apartment Income REIT Corp. REIT	464	18,968
Apartment Investment and Management Co., Class A REIT	449	2,137
CBRE Group, Inc., Class A*	2,097	158,890
Equity Commonwealth REIT	382	10,776
Healthpeak Properties, Inc. REIT	292	8,494
Host Hotels & Resorts, Inc. REIT	3,301	54,764
Jones Lang LaSalle, Inc.*	131	22,792
Lamar Advertising Co., Class A REIT	158	13,681
Medical Properties Trust, Inc. REIT	651	14,055
Public Storage REIT	464	108,548
Simon Property Group, Inc. REIT	1,147	129,519
Vornado Realty Trust REIT	1,194	51,271
Weingarten Realty Investors REIT	654	16,605

(Cost $644,200)		610,500

	Number of Shares	Value
Utilities — 0.6%
AES Corp.	1,076	$28,579
Evergy, Inc.	377	20,218
Exelon Corp.	1,811	69,905
NRG Energy, Inc.	1,689	61,665
Public Service Enterprise Group, Inc.	653	35,151
Vistra Corp.	1,636	28,221

(Cost $255,805)		243,739

TOTAL COMMON STOCKS (Cost $36,691,827)		41,598,145

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $6,665)	6,665	6,665

CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $495,312)	495,312	495,312

TOTAL INVESTMENTS — 99.8% (Cost $37,193,804)		$42,100,122
Other assets and liabilities, net — 0.2%		83,723

NET ASSETS — 100.0%		$42,183,845

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
37,088	—	(30,423	)(d)	—	—	2	—	6,665	6,665

CASH EQUIVALENTS —1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
483,373	1,234,293	(1,222,354)		—	—	96	—	495,312	495,312

520,461	1,234,293	(1,252,777)		—	—	98	—	501,977	501,977

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $1,236,635, which is 2.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,258,067.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2021 (Unaudited)

REIT:	Real Estate Investment Trust

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	3	$554,327	$571,380	3/19/2021	$17,053

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$41,598,145	$—	$—	$41,598,145
Short-Term Investments (e)	501,977	—	—	501,977
Derivatives (f)
Futures Contracts	17,053	—	—	17,053

TOTAL	$42,117,175	$—	$—	$42,117,175

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Communication Services — 4.1%
Activision Blizzard, Inc.	4,063	$388,463
Alphabet, Inc., Class A*	54	109,183
Alphabet, Inc., Class C*	57	116,101
Altice USA, Inc., Class A*	4,884	164,151
AT&T, Inc.	3,470	96,778
Cable One, Inc.	103	197,229
Charter Communications, Inc., Class A*	258	158,262
Comcast Corp., Class A	3,024	159,425
Discovery, Inc., Class A*	1,864	98,848
Discovery, Inc., Class C*	3,517	158,265
DISH Network Corp., Class A*(a)	3,256	102,597
Electronic Arts, Inc.	4,821	645,869
Facebook, Inc., Class A*	288	74,195
Fox Corp., Class A	3,291	109,623
Fox Corp., Class B	1,602	51,152
IAC/InterActiveCorp*	3,970	971,975
Interpublic Group of Cos., Inc. (a)	18,476	482,593
John Wiley & Sons, Inc., Class A (a)	873	45,990
Liberty Broadband Corp., Class A*	80	11,629
Liberty Broadband Corp., Class C*	3,547	530,312
Liberty Media Corp.-Liberty Formula One, Class C*	561	24,628
Liberty Media Corp-Liberty SiriusXM, Class A*	1,115	49,517
Liberty Media Corp-Liberty SiriusXM, Class C*	2,382	105,094
Lumen Technologies, Inc. (a)	12,846	157,877
Madison Square Garden Entertainment Corp.*	581	62,614
Madison Square Garden Sports Corp.*	88	16,927
Match Group, Inc.*(a)	1,542	235,695
Netflix, Inc.*	16	8,622
New York Times Co., Class A	6,999	358,139
News Corp., Class A	5,988	140,419
News Corp., Class B	2,714	62,205
Nexstar Media Group, Inc., Class A	172	23,659
Omnicom Group, Inc.	3,954	271,758
Sirius XM Holdings, Inc. (a)	7,550	44,167
Spotify Technology SA*	403	123,874
Take-Two Interactive Software, Inc.*	2,519	464,655
Telephone and Data Systems, Inc.	2,062	36,889
T-Mobile US, Inc.*	432	51,827
TripAdvisor, Inc.*	856	42,475
Twitter, Inc.*	1,481	114,126
United States Cellular Corp.*	305	8,976
Verizon Communications, Inc.	2,536	140,241
ViacomCBS, Inc., Class B	1,041	67,134
Walt Disney Co.*	120	22,685
Zynga, Inc., Class A*	11,180	124,657

(Cost $5,698,997)		7,431,500

Consumer Discretionary — 10.0%
Advance Auto Parts, Inc.	2,164	346,997
Amazon.com, Inc.*	26	80,416
Aptiv PLC*	898	134,556
AutoNation, Inc.*(a)	2,266	169,995

	Number of Shares	Value
Consumer Discretionary (Continued)
AutoZone, Inc.*	299	$346,816
Best Buy Co., Inc.	6,433	645,552
Booking Holdings, Inc.*	144	335,305
BorgWarner, Inc.	5,149	231,705
Bright Horizons Family Solutions, Inc.*(a)	579	92,443
Brunswick Corp.	1,371	121,155
Burlington Stores, Inc.*	671	173,668
CarMax, Inc.*	1,308	156,319
Carter’s, Inc.	919	76,709
Chegg, Inc.*(a)	224	21,623
Chipotle Mexican Grill, Inc.*	125	180,250
Choice Hotels International, Inc. (a)	589	61,768
Columbia Sportswear Co. (a)	823	84,827
D.R. Horton, Inc.	8,168	627,874
Dick’s Sporting Goods, Inc.	1,450	103,487
Dollar General Corp.	1,592	300,872
Dollar Tree, Inc.*	1,058	103,896
Domino’s Pizza, Inc.	1,253	434,177
eBay, Inc.	20,806	1,173,875
Expedia Group, Inc.	1,520	244,720
Extended Stay America, Inc.	2,589	41,657
Five Below, Inc.*(a)	350	65,142
Floor & Decor Holdings, Inc., Class A*	447	42,505
Foot Locker, Inc. (a)	3,057	147,011
Ford Motor Co.*	28,859	337,650
frontdoor, Inc.*	966	50,589
Gap, Inc.*	2,558	63,822
Garmin Ltd.	3,849	477,353
General Motors Co.	6,330	324,919
Gentex Corp.	14,785	523,093
Genuine Parts Co.	2,396	252,419
Graham Holdings Co., Class B	57	34,247
Grand Canyon Education, Inc.*	1,544	161,641
Grubhub, Inc.*	718	46,002
H&R Block, Inc.	990	19,038
Hanesbrands, Inc. (a)	9,177	162,341
Harley-Davidson, Inc. (a)	2,976	106,154
Hasbro, Inc.	1,139	106,736
Hilton Worldwide Holdings, Inc.*	1,167	144,335
Home Depot, Inc.	383	98,944
Hyatt Hotels Corp., Class A*(a)	599	52,682
Las Vegas Sands Corp.	1,021	63,915
Lear Corp.	1,506	250,132
Leggett & Platt, Inc. (a)	1,882	81,434
Lennar Corp., Class A	3,956	328,229
Lennar Corp., Class B	498	32,948
LKQ Corp.*	5,580	219,796
Lowe’s Cos., Inc.	1,089	173,968
Lululemon Athletica, Inc.*	523	163,009
Marriott International, Inc., Class A*	255	37,758
Mattel, Inc.*(a)	1,171	23,654
McDonald’s Corp.	519	106,987
Mohawk Industries, Inc.*	1,132	198,089
Newell Brands, Inc.	9,279	214,994
NIKE, Inc., Class B	392	52,834
NVR, Inc.*	118	531,099
Ollie’s Bargain Outlet Holdings, Inc.*(a)	1,352	111,783

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
O’Reilly Automotive, Inc.*	679	$303,737
Polaris, Inc.	1,392	163,922
Pool Corp.	1,236	413,776
PulteGroup, Inc.	7,217	325,559
PVH Corp.	181	18,093
Qurate Retail, Inc., Series A	11,572	143,724
Ralph Lauren Corp.	569	66,619
Ross Stores, Inc.	2,282	266,172
Service Corp. International	4,575	218,502
Skechers U.S.A., Inc., Class A*	1,061	38,833
Starbucks Corp.	151	16,313
Tapestry, Inc.	459	19,342
Target Corp.	3,864	708,812
Terminix Global Holdings, Inc.*	2,372	106,764
Thor Industries, Inc. (a)	1,452	169,971
TJX Cos., Inc.	4,740	312,793
Toll Brothers, Inc.	1,817	97,064
Tractor Supply Co. (a)	4,743	753,947
Travel + Leisure Co.	915	55,293
Ulta Beauty, Inc.*	443	142,792
Vail Resorts, Inc.	387	119,653
VF Corp.	699	55,312
Wendy’s Co.	605	12,360
Whirlpool Corp. (a)	3,339	634,677
Williams-Sonoma, Inc. (a)	1,856	243,674
Yum China Holdings, Inc.	5,995	358,741
Yum! Brands, Inc.	3,321	343,823

(Cost $14,174,531)		18,208,182

Consumer Staples — 5.6%
Altria Group, Inc.	3,334	145,362
Archer-Daniels-Midland Co.	627	35,476
Boston Beer Co., Inc., Class A*	115	118,302
Brown-Forman Corp., Class A	529	35,226
Brown-Forman Corp., Class B	1,646	117,821
Campbell Soup Co. (a)	5,443	247,548
Casey’s General Stores, Inc. (a)	1,857	375,040
Church & Dwight Co., Inc.	5,404	425,565
Clorox Co. (a)	4,687	848,581
Coca-Cola Co.	1,481	72,554
Colgate-Palmolive Co.	4,355	327,496
Conagra Brands, Inc.	12,818	434,915
Constellation Brands, Inc., Class A	978	209,429
Costco Wholesale Corp.	1,021	337,951
Energizer Holdings, Inc. (a)	1,013	42,343
Estee Lauder Cos., Inc., Class A	758	216,682
Flowers Foods, Inc. (a)	10,410	226,418
General Mills, Inc.	13,205	726,407
Hain Celestial Group, Inc.*	4,237	178,717
Herbalife Nutrition Ltd.*	2,249	101,160
Hershey Co.	2,973	433,018
Hormel Foods Corp. (a)	7,190	333,400
Ingredion, Inc.	3,202	288,820
J M Smucker Co. (a)	4,951	554,512
Kellogg Co. (a)	3,738	215,720
Keurig Dr Pepper, Inc. (a)	2,014	61,467
Kimberly-Clark Corp.	3,293	422,591

	Number of Shares	Value
Consumer Staples (Continued)
Kraft Heinz Co.	4,760	$173,169
Kroger Co. (a)	6,264	201,763
Lamb Weston Holdings, Inc.	960	76,579
McCormick & Co., Inc.	3,161	266,409
Molson Coors Beverage Co., Class B (a)	3,241	144,062
Mondelez International, Inc., Class A	4,281	227,578
Monster Beverage Corp.*	4,070	357,102
Nu Skin Enterprises, Inc., Class A (a)	617	31,578
PepsiCo, Inc.	817	105,548
Philip Morris International, Inc.	3,138	263,655
Post Holdings, Inc.*	969	93,082
Procter & Gamble Co.	627	77,453
Reynolds Consumer Products, Inc. (a)	1,011	27,914
Seaboard Corp.	9	29,818
Spectrum Brands Holdings, Inc.	819	63,513
Sprouts Farmers Market, Inc.*(a)	5,177	109,287
Sysco Corp.	752	59,882
TreeHouse Foods, Inc.*(a)	292	14,606
Tyson Foods, Inc., Class A	2,343	158,551
Walgreens Boots Alliance, Inc.	1,201	57,564
Walmart, Inc.	345	44,822

(Cost $9,646,515)		10,116,456

Energy — 0.9%
Baker Hughes Co.	3,003	73,513
Cabot Oil & Gas Corp. (a)	27,293	505,193
Cheniere Energy, Inc.*	1,420	95,694
Chevron Corp.	1,121	112,100
ConocoPhillips	3,479	180,943
EOG Resources, Inc.	1,485	95,872
EQT Corp.*	2,052	36,505
Exxon Mobil Corp.	1,189	64,646
Hess Corp.	253	16,579
HollyFrontier Corp. (a)	385	14,584
Kinder Morgan, Inc.	3,651	53,670
Marathon Petroleum Corp.	1,909	104,269
Phillips 66	692	57,471
Pioneer Natural Resources Co.	939	139,507
Schlumberger N.V.	274	7,647
Valero Energy Corp.	563	43,340
Williams Cos., Inc.	1,219	27,842

(Cost $1,440,775)		1,629,375

Financials — 11.5%
Affiliated Managers Group, Inc. (a)	327	45,770
Aflac, Inc.	3,230	154,685
AGNC Investment Corp. REIT	4,533	72,664
Alleghany Corp.	225	145,447
Allstate Corp.	5,008	533,853
Ally Financial, Inc.	2,341	97,152
American Express Co.	1,045	141,347
American Financial Group, Inc.	368	39,266
American International Group, Inc.	612	26,897
American National Group, Inc.	314	28,266
Ameriprise Financial, Inc.	888	196,461
Aon PLC, Class A (a)	1,100	250,481
Apollo Global Management, Inc.	6,230	308,136

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Arch Capital Group Ltd.*	7,671	$274,775
Arthur J Gallagher & Co.	3,268	391,506
Associated Banc-Corp.	1,484	29,903
Assurant, Inc.	1,086	133,817
Axis Capital Holdings Ltd.	1,090	55,078
Bank of America Corp.	818	28,393
Bank of Hawaii Corp. (a)	466	40,775
Bank of New York Mellon Corp.	1,520	64,083
Bank OZK (a)	810	33,388
Berkshire Hathaway, Inc., Class B*	1,053	253,257
BlackRock, Inc.	214	148,623
Brown & Brown, Inc.	7,346	337,181
Capital One Financial Corp.	1,612	193,746
Carlyle Group, Inc.	922	31,579
Cboe Global Markets, Inc. (a)	1,544	152,794
Charles Schwab Corp.	829	51,166
Chubb Ltd.	1,270	206,477
Cincinnati Financial Corp. (a)	4,381	428,768
Citigroup, Inc.	424	27,933
Citizens Financial Group, Inc.	1,455	63,205
CME Group, Inc.	346	69,096
CNA Financial Corp.	587	24,971
Comerica, Inc.	404	27,512
Commerce Bancshares, Inc. (a)	1,384	102,458
Credit Acceptance Corp.*(a)	174	63,165
Cullen/Frost Bankers, Inc. (a)	524	54,706
Discover Financial Services	1,261	118,622
East West Bancorp, Inc.	1,412	101,890
Eaton Vance Corp.	4,855	354,755
Erie Indemnity Co., Class A (a)	1,545	374,045
Evercore, Inc., Class A	3,894	466,384
Everest Re Group Ltd.	1,153	278,807
FactSet Research Systems, Inc.	1,598	485,648
Fidelity National Financial, Inc.	9,257	354,358
Fifth Third Bancorp	2,337	81,071
First American Financial Corp.	5,122	269,110
First Citizens BancShares, Inc., Class A	93	68,624
First Hawaiian, Inc. (a)	907	25,296
First Horizon Corp.	1,800	29,160
First Republic Bank	724	119,279
FNB Corp.	1,900	22,477
Franklin Resources, Inc. (a)	4,282	112,060
Globe Life, Inc.	1,983	185,212
Goldman Sachs Group, Inc.	511	163,254
Hanover Insurance Group, Inc.	1,367	157,683
Hartford Financial Services Group, Inc.	3,553	180,102
Huntington Bancshares, Inc. (a)	4,990	76,547
Interactive Brokers Group, Inc., Class A (a)	1,251	90,560
Intercontinental Exchange, Inc.	1,145	126,305
Invesco Ltd.	4,916	110,217
Jefferies Financial Group, Inc.	7,448	216,290
JPMorgan Chase & Co.	164	24,136
Kemper Corp.	2,641	199,712
KeyCorp	3,180	64,045
KKR & Co., Inc.	2,392	108,980
Lazard Ltd., Class A	5,740	222,081
Loews Corp.	2,018	96,481

	Number of Shares	Value
Financials (Continued)
LPL Financial Holdings, Inc.	2,273	$298,990
M&T Bank Corp.	560	84,526
Markel Corp.*	401	436,609
MarketAxess Holdings, Inc.	737	409,728
Marsh & McLennan Cos., Inc.	2,839	327,110
Mercury General Corp.	2,426	141,678
MetLife, Inc.	2,073	119,405
MGIC Investment Corp.	8,986	109,449
Moody’s Corp.	1,194	328,219
Morgan Stanley	1,297	99,700
Morningstar, Inc.	1,018	228,287
MSCI, Inc.	1,345	557,529
Nasdaq, Inc.	2,385	329,822
New York Community Bancorp, Inc.	3,139	38,327
Northern Trust Corp.	930	88,471
Old Republic International Corp.	13,871	268,126
PacWest Bancorp	389	14,097
People’s United Financial, Inc.	3,015	54,089
Pinnacle Financial Partners, Inc.	562	45,618
PNC Financial Services Group, Inc.	576	96,975
Popular, Inc.	760	50,783
Primerica, Inc.	860	121,458
Principal Financial Group, Inc.	1,828	103,428
Progressive Corp.	18,847	1,619,900
Prosperity Bancshares, Inc.	524	38,498
Prudential Financial, Inc.	999	86,633
Raymond James Financial, Inc.	2,120	247,489
Regions Financial Corp.	3,892	80,292
Reinsurance Group of America, Inc.	471	57,570
RenaissanceRe Holdings Ltd.	1,358	226,759
Rocket Cos., Inc., Class A*(a)	8,304	181,442
S&P Global, Inc.	1,062	349,780
SEI Investments Co.	3,619	202,664
Signature Bank	273	59,607
SLM Corp.	7,622	120,351
Starwood Property Trust, Inc. REIT (a)	915	20,889
State Street Corp.	1,399	101,805
SVB Financial Group*	310	156,662
Synchrony Financial	6,143	237,611
Synovus Financial Corp.	485	20,520
T. Rowe Price Group, Inc.	4,990	809,079
TCF Financial Corp.	222	9,950
Tradeweb Markets, Inc., Class A (a)	1,614	117,483
Travelers Cos., Inc.	2,591	376,991
Truist Financial Corp.	727	41,410
Umpqua Holdings Corp.	673	11,488
Unum Group	1,340	35,483
US Bancorp	1,374	68,700
Voya Financial, Inc.	600	36,168
W.R. Berkley Corp.	2,486	172,354
Webster Financial Corp.	558	30,863
Wells Fargo & Co.	622	22,498
Western Alliance Bancorp	752	68,816
White Mountains Insurance Group Ltd.	160	191,210
Willis Towers Watson PLC	852	187,985
Zions Bancorp NA	1,197	63,645

(Cost $17,250,406)		21,016,990

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Health Care — 13.8%
Abbott Laboratories	1,119	$134,034
AbbVie, Inc.	1,858	200,181
ABIOMED, Inc.*	845	274,245
Acadia Healthcare Co., Inc.*(a)	1,055	58,278
Agilent Technologies, Inc.	3,400	415,038
Alexion Pharmaceuticals, Inc.*	4,585	700,359
Align Technology, Inc.*	337	191,116
Amedisys, Inc.*	668	169,432
AmerisourceBergen Corp.	2,776	280,987
Amgen, Inc.	863	194,106
Anthem, Inc.	1,645	498,748
Baxter International, Inc.	3,139	243,869
Becton Dickinson and Co.	338	81,509
Biogen, Inc.*	1,093	298,258
BioMarin Pharmaceutical, Inc.*	280	21,680
Bio-Rad Laboratories, Inc., Class A*	1,843	1,077,233
Bio-Techne Corp.	1,099	397,497
Boston Scientific Corp.*	509	19,739
Bruker Corp.	1,677	102,263
Cardinal Health, Inc.	8,165	420,661
Catalent, Inc.*	1,410	160,331
Centene Corp.*	5,977	349,894
Cerner Corp.	6,113	422,653
Charles River Laboratories International, Inc.*	1,036	296,441
Chemed Corp.	723	321,887
Cigna Corp.	3,277	687,842
Cooper Cos., Inc.	715	276,083
CVS Health Corp.	6,118	416,819
Danaher Corp.	826	181,447
DaVita, Inc.*	7,557	771,796
DENTSPLY SIRONA, Inc.	3,020	160,271
DexCom, Inc.*	63	25,060
Edwards Lifesciences Corp.*	2,756	229,024
Elanco Animal Health, Inc.*	821	26,978
Eli Lilly and Co.	1,709	350,157
Encompass Health Corp.	3,226	259,499
Envista Holdings Corp.*(a)	186	7,168
Exelixis, Inc.*	2,083	45,118
Gilead Sciences, Inc.	4,501	276,361
Globus Medical, Inc., Class A*	1,804	112,750
Haemonetics Corp.*	721	91,207
HCA Healthcare, Inc.*	1,190	204,716
Henry Schein, Inc.*	8,758	541,682
Hill-Rom Holdings, Inc.	1,164	124,164
Hologic, Inc.*	8,468	610,458
Horizon Therapeutics PLC*	1,274	115,819
Humana, Inc.	2,386	905,845
ICU Medical, Inc.*	548	113,710
IDEXX Laboratories, Inc.*	893	464,512
Illumina, Inc.*	362	159,066
Incyte Corp.*	1,098	86,369
Insulet Corp.*	421	109,081
Integra LifeSciences Holdings Corp.*	855	58,431
Intuitive Surgical, Inc.*	343	252,722
Ionis Pharmaceuticals, Inc.*(a)	384	20,122
IQVIA Holdings, Inc.*	863	166,378

	Number of Shares	Value
Health Care (Continued)
Jazz Pharmaceuticals PLC*	2,114	$355,237
Johnson & Johnson	420	66,553
Laboratory Corp. of America Holdings*	1,905	457,029
Masimo Corp.*	1,545	387,378
McKesson Corp.	8,828	1,496,523
Medtronic PLC	779	91,120
Merck & Co., Inc.	1,334	96,875
Mettler-Toledo International, Inc.*	440	491,062
Molina Healthcare, Inc.*	1,218	264,014
Neurocrine Biosciences, Inc.*	93	10,184
Penumbra, Inc.*	608	172,933
PerkinElmer, Inc.	1,545	194,809
Perrigo Co. PLC (a)	1,218	49,158
Pfizer, Inc.	3,144	105,293
PPD, Inc.*	1,773	62,161
PRA Health Sciences, Inc.*	1,143	168,490
Premier, Inc., Class A	4,776	161,524
QIAGEN NV*	2,291	114,550
Quest Diagnostics, Inc.	4,568	528,015
Quidel Corp.*(a)	274	45,007
Regeneron Pharmaceuticals, Inc.*	780	351,445
Repligen Corp.*	387	82,195
ResMed, Inc.	2,378	458,431
Royalty Pharma PLC, Class A (a)	2,407	112,094
Seagen, Inc.*	271	40,951
STERIS PLC	2,525	441,370
Stryker Corp.	621	150,710
Syneos Health, Inc.*	419	32,410
Teleflex, Inc.	366	145,712
Thermo Fisher Scientific, Inc.	256	115,220
United Therapeutics Corp.*	110	18,390
UnitedHealth Group, Inc.	325	107,972
Universal Health Services, Inc., Class B*	1,995	250,033
Varian Medical Systems, Inc.*	2,440	427,659
Veeva Systems, Inc., Class A*	1,085	303,919
Vertex Pharmaceuticals, Inc.*	537	114,139
Viatris, Inc.*	6,232	92,545
Waters Corp.*	1,326	363,165
West Pharmaceutical Services, Inc.	2,175	610,414
Zimmer Biomet Holdings, Inc.	1,051	171,376
Zoetis, Inc.	1,612	250,247

(Cost $21,282,901)		25,139,406

Industrials — 18.8%
3M Co.	954	167,007
A O Smith Corp.	9,402	558,197
Acuity Brands, Inc. (a)	746	91,982
AECOM*	661	38,265
AGCO Corp.	3,084	399,316
Alaska Air Group, Inc.*	1,689	109,819
Allegion PLC	1,691	183,947
Allison Transmission Holdings, Inc. (a)	4,445	168,554
AMERCO	330	189,658
AMETEK, Inc.	2,511	296,223
Armstrong World Industries, Inc.	895	76,594
Array Technologies, Inc.*(a)	1,438	53,321
Axon Enterprise, Inc.*	239	39,552

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
AZEK Co., Inc.*	544	$23,996
Booz Allen Hamilton Holding Corp.	4,501	347,207
BWX Technologies, Inc.	1,827	105,984
C.H. Robinson Worldwide, Inc. (a)	5,838	530,382
CACI International, Inc., Class A*	1,216	269,149
Carlisle Cos., Inc.	1,856	269,584
Carrier Global Corp.	12,571	459,219
Caterpillar, Inc.	1,584	341,954
Cintas Corp.	904	293,203
Clean Harbors, Inc.*	405	34,486
Copart, Inc.*	3,624	395,596
CoreLogic, Inc.	2,438	206,401
CoStar Group, Inc.*	412	339,389
Crane Co.	696	58,367
CSX Corp.	3,591	328,756
Cummins, Inc.	5,687	1,439,948
Curtiss-Wright Corp.	809	89,386
Deere & Co.	1,013	353,659
Delta Air Lines, Inc.*	2,433	116,638
Donaldson Co., Inc.	3,288	193,696
Dover Corp.	2,336	287,935
Eaton Corp. PLC	4,715	613,846
Emerson Electric Co.	3,578	307,350
Equifax, Inc.	472	76,407
Expeditors International of Washington, Inc.	8,113	745,098
Fastenal Co.	12,427	576,240
FedEx Corp.	449	114,271
Flowserve Corp.	471	17,427
Fortive Corp.	2,139	140,789
Fortune Brands Home & Security, Inc.	4,534	376,957
FTI Consulting, Inc.*	1,553	177,896
Generac Holdings, Inc.*	1,284	423,155
General Dynamics Corp.	1,554	254,032
General Electric Co.	5,551	69,610
Graco, Inc.	7,444	516,241
HEICO Corp.	453	56,978
HEICO Corp., Class A	1,120	129,651
Hexcel Corp.*(a)	429	23,063
Honeywell International, Inc.	849	171,795
Howmet Aerospace, Inc.*	2,819	79,242
Hubbell, Inc.	2,100	372,771
Huntington Ingalls Industries, Inc.	731	128,590
IAA, Inc.*	1,205	70,649
IDEX Corp.	1,808	352,867
IHS Markit Ltd.	1,585	142,904
Illinois Tool Works, Inc.	1,825	368,979
Ingersoll Rand, Inc.*	1,089	50,464
ITT, Inc.	2,736	227,033
Jacobs Engineering Group, Inc.	4,861	559,404
JB Hunt Transport Services, Inc.	4,335	636,681
JetBlue Airways Corp.*	2,915	53,723
Johnson Controls International PLC	7,293	406,876
Kansas City Southern	2,011	427,016
Kirby Corp.*	484	30,279
Knight-Swift Transportation Holdings, Inc.	8,711	376,315

	Number of Shares	Value
Industrials (Continued)
L3Harris Technologies, Inc.	93	$16,918
Landstar System, Inc. (a)	3,361	538,231
Leidos Holdings, Inc.	5,750	508,588
Lennox International, Inc.	978	273,615
Lincoln Electric Holdings, Inc. (a)	3,077	363,424
Lockheed Martin Corp.	850	280,713
Macquarie Infrastructure Corp.	508	15,921
ManpowerGroup, Inc.	2,285	215,795
Masco Corp.	9,264	493,030
Mercury Systems, Inc.*	988	64,576
Middleby Corp.*(a)	889	130,159
MSA Safety, Inc. (a)	884	142,315
MSC Industrial Direct Co., Inc., Class A	4,083	351,669
Nielsen Holdings PLC	2,470	55,353
Nordson Corp.	1,185	228,006
Norfolk Southern Corp.	1,483	373,805
Northrop Grumman Corp.	873	254,619
nVent Electric PLC	882	23,161
Old Dominion Freight Line, Inc.	2,541	545,731
Oshkosh Corp. (a)	707	74,942
Otis Worldwide Corp.	5,143	327,661
Owens Corning	3,329	269,716
PACCAR, Inc.	7,727	703,080
Parker-Hannifin Corp.	521	149,506
Pentair PLC	4,019	224,783
Quanta Services, Inc.	7,437	623,592
Raytheon Technologies Corp.	1,267	91,211
Regal Beloit Corp.	2,744	375,023
Republic Services, Inc.	3,834	341,571
Robert Half International, Inc.	5,220	406,064
Rockwell Automation, Inc.	953	231,846
Rollins, Inc. (a)	4,320	143,294
Roper Technologies, Inc.	798	301,341
Ryder System, Inc.	2,110	142,995
Schneider National, Inc., Class B	6,511	150,599
Science Applications International Corp. (a)	4,920	423,760
Sensata Technologies Holding PLC*	1,538	88,112
Snap-on, Inc. (a)	2,444	496,401
Southwest Airlines Co.	9,041	525,553
Stanley Black & Decker, Inc.	1,440	251,770
Stericycle, Inc.*	815	52,869
Teledyne Technologies, Inc.*(a)	489	181,419
Textron, Inc.	5,324	268,010
Timken Co.	2,405	188,432
Toro Co.	1,343	135,334
Trane Technologies PLC	4,382	671,498
TransDigm Group, Inc.*	108	62,280
TransUnion	1,777	149,641
Trex Co., Inc.*(a)	1,863	170,725
Trinity Industries, Inc. (a)	2,162	69,400
Union Pacific Corp.	769	158,383
United Parcel Service, Inc., Class B	1,484	234,220
United Rentals, Inc.*(a)	843	250,691
Valmont Industries, Inc.	1,033	244,336
Verisk Analytics, Inc.	1,420	232,667
Vertiv Holdings Co.	3,403	71,225

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
W.W. Grainger, Inc.	1,143	$426,008
Waste Management, Inc.	4,023	446,110
Watsco, Inc. (a)	2,165	526,312
Westinghouse Air Brake Technologies Corp.	122	8,836
Woodward, Inc. (a)	380	43,404
XPO Logistics, Inc.*(a)	588	68,561
Xylem, Inc.	3,529	351,347

(Cost $27,405,218)		34,162,126

Information Technology — 18.9%
Accenture PLC, Class A	852	213,767
Adobe, Inc.*	331	152,151
Advanced Micro Devices, Inc.*	178	15,043
Akamai Technologies, Inc.*	3,068	289,926
Allegro MicroSystems, Inc.*(a)	827	21,618
Amdocs Ltd.	7,745	587,148
Amphenol Corp., Class A	3,291	413,613
Analog Devices, Inc. (a)	2,065	321,768
ANSYS, Inc.*	1,309	446,356
Apple, Inc.	3,231	391,791
Applied Materials, Inc.	5,690	672,501
Arista Networks, Inc.*	1,256	351,479
Arrow Electronics, Inc.*	4,728	474,029
Aspen Technology, Inc.*	2,114	318,178
Atlassian Corp. PLC, Class A*	464	110,293
Autodesk, Inc.*	1,000	276,000
Automatic Data Processing, Inc.	1,586	275,996
Avnet, Inc.	2,666	101,495
Black Knight, Inc.*	2,871	220,177
Broadcom, Inc.	267	125,455
Broadridge Financial Solutions, Inc.	4,136	589,339
Cadence Design Systems, Inc.*	7,347	1,036,588
CDK Global, Inc.	2,037	102,135
CDW Corp.	3,489	547,389
Ceridian HCM Holding, Inc.*(a)	291	26,091
Ciena Corp.*	4,415	230,331
Cirrus Logic, Inc.*	1,846	150,966
Cisco Systems, Inc.	3,539	158,795
Citrix Systems, Inc. (a)	5,986	799,610
Cognex Corp.	2,653	219,111
Cognizant Technology Solutions Corp., Class A	13,863	1,018,653
Concentrix Corp.*	2,978	367,813
Corning, Inc.	16,225	620,444
Coupa Software, Inc.*	86	29,778
Dell Technologies, Inc., Class C*	6,776	549,330
Dolby Laboratories, Inc., Class A	3,631	354,495
Dropbox, Inc., Class A*	3,242	73,091
EchoStar Corp., Class A*	568	12,894
Entegris, Inc.	3,296	346,772
EPAM Systems, Inc.*	1,774	662,784
Euronet Worldwide, Inc.*	185	27,807
Everbridge, Inc.*(a)	172	26,356
F5 Networks, Inc.*	3,084	585,898
Fair Isaac Corp.*	485	221,912
First Solar, Inc.*(a)	565	45,776

	Number of Shares	Value
Information Technology (Continued)
Five9, Inc.*	321	$59,462
FleetCor Technologies, Inc.*	386	107,042
FLIR Systems, Inc.	1,400	74,760
Fortinet, Inc.*	2,081	351,377
Gartner, Inc.*	1,012	181,188
Genpact Ltd.	3,425	138,507
Globant SA*	507	108,863
GoDaddy, Inc., Class A*	2,018	163,700
Guidewire Software, Inc.*	710	78,803
Hewlett Packard Enterprise Co.	7,556	110,015
HP, Inc.	36,276	1,050,916
Inphi Corp.*	412	67,811
Intel Corp.	3,653	222,029
International Business Machines Corp.	1,420	168,881
Intuit, Inc.	1,217	474,800
IPG Photonics Corp.*	981	223,030
Jabil, Inc.	5,163	222,887
Jack Henry & Associates, Inc.	2,312	343,193
Juniper Networks, Inc. (a)	7,671	178,581
Keysight Technologies, Inc.*	2,538	359,178
KLA Corp.	2,823	878,602
Lam Research Corp.	704	399,302
Littelfuse, Inc.	517	134,534
Lumentum Holdings, Inc.*(a)	412	37,080
Manhattan Associates, Inc.*	1,111	136,597
Marvell Technology Group Ltd.	6,675	322,269
Mastercard, Inc., Class A	121	42,816
Maxim Integrated Products, Inc.	9,080	845,984
McAfee Corp., Class A (a)	1,860	38,502
Microchip Technology, Inc.	1,219	186,056
Micron Technology, Inc.*	2,846	260,494
Microsoft Corp.	1,142	265,378
MKS Instruments, Inc.	252	41,555
Monolithic Power Systems, Inc.	1,452	543,803
Motorola Solutions, Inc.	1,852	324,989
National Instruments Corp.	3,624	160,906
NCR Corp.*	789	27,426
NetApp, Inc.	6,684	418,418
NortonLifeLock, Inc. (a)	43,318	845,134
Nuance Communications, Inc.*	6,772	302,031
NVIDIA Corp.	81	44,435
ON Semiconductor Corp.*(a)	452	18,202
Oracle Corp.	3,016	194,562
Palo Alto Networks, Inc.*	649	232,543
Paychex, Inc.	4,343	395,517
Paycom Software, Inc.*	462	172,899
Paylocity Holding Corp.*	457	87,374
PayPal Holdings, Inc.*	424	110,176
Pegasystems, Inc.	991	131,159
Proofpoint, Inc.*	316	38,211
PTC, Inc.*	1,119	153,236
Qorvo, Inc.*	2,136	373,223
QUALCOMM, Inc.	976	132,921
RealPage, Inc.*	900	78,102
salesforce.com, Inc.*	165	35,723
ServiceNow, Inc.*	415	221,386
Skyworks Solutions, Inc.	3,728	662,913

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
SolarEdge Technologies, Inc.*(a)	130	$38,780
Square, Inc., Class A*	133	30,594
SS&C Technologies Holdings, Inc.	3,542	234,764
Switch, Inc., Class A	1,897	32,894
SYNNEX Corp.	4,104	365,913
Synopsys, Inc.*	3,644	893,545
Teradata Corp.*(a)	1,144	45,874
Teradyne, Inc.	5,276	678,546
Texas Instruments, Inc.	2,260	389,330
Trimble, Inc.*	3,706	274,763
Tyler Technologies, Inc.*	1,169	541,738
Ubiquiti, Inc. (a)	90	28,703
Universal Display Corp.	246	52,076
VeriSign, Inc.*	2,278	442,000
Visa, Inc., Class A	212	45,027
VMware, Inc., Class A*(a)	668	92,324
Vontier Corp.*	7,329	230,131
Western Digital Corp.	197	13,500
Western Union Co.	10,418	241,906
WEX, Inc.*(a)	105	21,877
Workday, Inc., Class A*	470	115,235
Xerox Holdings Corp.	2,145	54,655
Xilinx, Inc.	4,369	569,281
Zebra Technologies Corp., Class A*	726	362,586
Zendesk, Inc.*	431	62,986

(Cost $25,993,789)		34,421,451

Materials — 6.6%
Air Products and Chemicals, Inc.	1,255	320,803
Albemarle Corp.	1,726	271,344
Amcor PLC	32,249	352,804
AptarGroup, Inc.	2,383	309,957
Ashland Global Holdings, Inc.	348	29,274
Avery Dennison Corp.	2,015	353,048
Axalta Coating Systems Ltd.*	2,729	74,611
Ball Corp. (a)	4,548	388,354
Berry Global Group, Inc.*	9,534	528,184
Cabot Corp.	574	28,258
Celanese Corp.	3,094	429,788
CF Industries Holdings, Inc.	1,283	58,094
Corteva, Inc.	5,116	230,987
Crown Holdings, Inc.*	4,602	439,767
Dow, Inc.	1,364	80,899
DuPont de Nemours, Inc.	2,554	179,597
Eagle Materials, Inc.	718	90,023
Eastman Chemical Co.	4,507	492,435
Ecolab, Inc.	1,009	211,244
Element Solutions, Inc.	2,170	39,169
FMC Corp.	1,921	195,346
Graphic Packaging Holding Co.	12,036	191,011
Huntsman Corp.	3,291	89,844
International Flavors & Fragrances, Inc.	1,299	176,027
International Paper Co.	14,251	707,562
Linde PLC	850	207,630
LyondellBasell Industries NV, Class A	2,681	276,384
Martin Marietta Materials, Inc.	640	215,597
NewMarket Corp.	172	65,185

	Number of Shares	Value
Materials (Continued)
Newmont Corp.	2,453	$133,394
Nucor Corp.	8,833	528,390
Olin Corp.	3,107	96,131
Packaging Corp. of America (a)	4,427	584,453
PPG Industries, Inc.	2,185	294,582
Reliance Steel & Aluminum Co.	5,229	691,274
Royal Gold, Inc.	798	82,761
RPM International, Inc.	3,582	285,270
Scotts Miracle-Gro Co. (a)	3,449	735,154
Sealed Air Corp.	2,527	105,881
Sherwin-Williams Co.	297	202,061
Silgan Holdings, Inc.	5,369	201,660
Sonoco Products Co.	2,790	166,200
Southern Copper Corp. (a)	720	51,358
Steel Dynamics, Inc.	6,216	258,461
Valvoline, Inc.	3,166	79,023
Vulcan Materials Co.	1,197	199,887
W.R. Grace & Co.	439	26,015
Westlake Chemical Corp.	598	51,183
Westrock Co.	3,821	166,557

(Cost $9,913,359)		11,972,921

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc. REIT	631	100,764
American Campus Communities, Inc. REIT (a)	398	16,302
American Homes 4 Rent, Class A REIT	2,285	71,155
American Tower Corp. REIT	525	113,468
Americold Realty Trust REIT	1,653	57,921
Apartment Income REIT Corp. REIT	4,679	191,278
Apartment Investment and Management Co., Class A REIT	4,685	22,301
AvalonBay Communities, Inc. REIT	875	153,781
Boston Properties, Inc. REIT	496	49,168
Brixmor Property Group, Inc. REIT	2,158	42,469
Camden Property Trust REIT	1,104	114,982
CBRE Group, Inc., Class A*	7,828	593,128
CoreSite Realty Corp. REIT	979	119,154
Corporate Office Properties Trust REIT	3,710	96,460
Cousins Properties, Inc. REIT (a)	1,117	37,464
Crown Castle International Corp. REIT	525	81,769
CubeSmart REIT	4,523	167,170
CyrusOne, Inc. REIT	711	46,663
Digital Realty Trust, Inc. REIT	1,076	144,969
Douglas Emmett, Inc. REIT	2,437	79,812
Duke Realty Corp. REIT	8,090	317,532
Equinix, Inc. REIT	157	101,789
Equity Commonwealth REIT	10,601	299,054
Equity LifeStyle Properties, Inc. REIT	2,491	153,570
Equity Residential REIT	2,216	144,949
Essex Property Trust, Inc. REIT	525	133,765
Extra Space Storage, Inc. REIT	2,357	296,275
Federal Realty Investment Trust REIT (a)	618	62,523
First Industrial Realty Trust, Inc. REIT	4,890	208,852
Gaming and Leisure Properties, Inc. REIT	730	32,412
Healthcare Trust of America, Inc., Class A REIT (a)	1,032	28,029

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Healthpeak Properties, Inc. REIT	796	$23,156
Highwoods Properties, Inc. REIT	906	36,204
Host Hotels & Resorts, Inc. REIT	13,641	226,304
Invitation Homes, Inc. REIT	1,513	44,089
Iron Mountain, Inc. REIT (a)	3,263	113,520
JBG SMITH Properties REIT	786	24,955
Jones Lang LaSalle, Inc.*	760	132,225
Kilroy Realty Corp. REIT	501	31,793
Kimco Realty Corp. REIT	1,983	36,348
Lamar Advertising Co., Class A REIT	1,788	154,823
Life Storage, Inc. REIT	3,229	270,913
Medical Properties Trust, Inc. REIT	5,223	112,765
Mid-America Apartment Communities, Inc. REIT	1,077	145,104
National Retail Properties, Inc. REIT	1,462	64,094
Omega Healthcare Investors, Inc. REIT	476	17,679
Prologis, Inc. REIT	1,559	154,450
Public Storage REIT	2,002	468,348
Rayonier, Inc. REIT	1,022	33,358
Realty Income Corp. REIT	1,020	61,465
Regency Centers Corp. REIT	491	26,897
Rexford Industrial Realty, Inc. REIT	1,023	48,818
SBA Communications Corp. REIT	284	72,457
Simon Property Group, Inc. REIT (a)	337	38,054
SL Green Realty Corp. REIT (a)	311	21,481
Spirit Realty Capital, Inc. REIT	665	28,608
STORE Capital Corp. REIT (a)	1,491	49,859
Sun Communities, Inc. REIT	397	60,324
UDR, Inc. REIT	1,609	66,243
VICI Properties, Inc. REIT (a)	3,049	86,896
Vornado Realty Trust REIT	3,383	145,266
Weingarten Realty Investors REIT	3,015	76,551
Welltower, Inc. REIT	163	11,068
Weyerhaeuser Co. REIT	694	23,506
WP Carey, Inc. REIT	1,101	75,463

(Cost $6,359,791)		7,062,012

Utilities — 4.8%
AES Corp.	15,357	407,882
Alliant Energy Corp.	4,138	191,010
Ameren Corp.	5,641	396,393
American Electric Power Co., Inc.	2,925	218,936
American Water Works Co., Inc.	2,509	355,977
Atmos Energy Corp.	1,932	163,467
Avangrid, Inc. (a)	1,253	57,337
CenterPoint Energy, Inc.	6,821	132,600
CMS Energy Corp.	5,483	296,685
Consolidated Edison, Inc.	4,104	269,428
Dominion Energy, Inc.	1,931	131,926
DTE Energy Co.	2,875	338,445
Duke Energy Corp.	4,200	359,478
Edison International	1,498	80,877
Entergy Corp.	3,294	285,952
Essential Utilities, Inc.	2,146	90,261
Evergy, Inc.	6,115	327,948
Eversource Energy	3,348	266,099
Exelon Corp.	12,002	463,277

	Number of Shares	Value
Utilities (Continued)
FirstEnergy Corp.	3,274	$108,500
Hawaiian Electric Industries, Inc.	3,074	107,467
IDACORP, Inc.	1,306	112,629
MDU Resources Group, Inc.	5,136	144,322
National Fuel Gas Co.	2,701	122,733
NextEra Energy, Inc.	2,362	173,560
NiSource, Inc.	11,125	240,300
NRG Energy, Inc.	5,300	193,503
OGE Energy Corp.	4,562	133,530
Pinnacle West Capital Corp.	2,957	206,783
PPL Corp.	9,302	243,619
Public Service Enterprise Group, Inc.	8,286	446,035
Sempra Energy	1,642	190,439
Southern Co.	5,535	313,945
UGI Corp.	4,779	183,084
Vistra Corp.	12,520	215,970
WEC Energy Group, Inc.	3,911	315,383
Xcel Energy, Inc.	6,630	388,452

(Cost $8,799,989)		8,674,232

TOTAL COMMON STOCKS (Cost $147,966,271)		179,834,651

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $157,588)	157,588	157,588

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $1,697,064)	1,697,064	1,697,064

TOTAL INVESTMENTS — 99.9% (Cost $149,820,923)		$181,689,303
Other assets and liabilities, net — 0.1%		135,392

NET ASSETS — 100.0%		$181,824,695

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
50,625	106,963(d	)	—	—	—	14	—	157,588	157,588

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,498,098	2,359,746		(2,160,780)	—	—	237	—	1,697,064	1,697,064

1,548,723	2,466,709		(2,160,780)	—	—	251	—	1,854,652	1,854,652

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $17,850,571, which is 9.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $18,545,995.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	7	$1,313,805	$1,333,220	3/19/2021	$19,415
E-Mini S&P MidCap 400 Futures	USD	2	446,600	498,940	3/19/2021	52,340

Total unrealized appreciation						$71,755

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$179,834,651	$—	$—	$179,834,651
Short-Term Investments (e)	1,854,652	—	—	1,854,652
Derivatives (f)
Futures Contracts	71,755	—	—	71,755

TOTAL	$181,761,058	$—	$—	$181,761,058

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	48

This Page is Intentionally Left Blank

49

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$73,110,178	$854,642,854	$41,598,145	$179,834,651
Investment in affiliated securities at value	—	439,303	—	—
Investment in DWS Government Money Market Series	36,373	1,497,365	495,312	1,697,064
Investment in DWS Government & Agency Securities Portfolio*	586,430	117,889	6,665	157,588
Cash	—	—	—	27
Foreign currency at value	203,405	687,777	—	—
Deposit with broker for futures contracts	21,384	123,024	33,000	104,000
Receivables:
Investment securities sold	—	1,648,591	45,810	—
Dividends	161,592	1,142,838	83,325	216,052
Interest	1	31	12	38
Securities lending income	122	858	72	3,715
Foreign tax reclaim	34,692	41,278	—	—

Total assets	$74,154,177	$860,341,808	$42,262,341	$182,013,135

Liabilities
Payable upon return of securities loaned	$586,430	$117,889	$6,665	$157,588
Payables:
Investment securities purchased	—	2,815,393	61,646	—
Investment advisory fees	13,924	60,105	7,365	23,872
Variation margin on futures contracts	4,485	6,521	2,820	6,980

Total liabilities	604,839	2,999,908	78,496	188,440

Net Assets, at value	$73,549,338	$857,341,900	$42,183,845	$181,824,695

Net Assets Consist of
Paid-in capital	$72,313,862	$729,233,777	$18,603,992	$168,225,523
Distributable earnings (loss)	1,235,476	128,108,123	23,579,853	13,599,172

Net Assets, at value	$73,549,338	$857,341,900	$42,183,845	$181,824,695

Number of Common Shares outstanding	2,450,001	11,750,001	1,200,001	4,600,001

Net Asset Value	$30.02	$72.97	$35.15	$39.53

Investment in non-affiliated securities at cost	$60,560,341	$732,571,871	$36,691,827	$147,966,271

Investment in affiliated securities at cost	$—	$316,963	$—	$—

Value of securities loaned	$732,221	$6,795,988	$1,236,635	$17,850,571

Investment in DWS Government Money Market Series at cost	$36,373	$1,497,365	$495,312	$1,697,064

Investment in DWS Government & Agency Securities Portfolio at cost*	$586,430	$117,889	$6,665	$157,588

Non-cash collateral for securities on loan	$218,115	$6,913,852	$1,258,067	$18,545,995

Foreign currency at cost	$200,275	$683,344	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$681,615	$6,019,602	$912,383	$1,469,349
Income distributions from affiliated funds	28	101	96	237
Affiliated securities lending income	61	155	2	14
Unaffiliated non-cash dividend income	54,406	—	50,472	150,840
Unaffiliated securities lending income, net of borrower rebates	4,037	11,933	633	10,178

Total investment income	740,147	6,031,791	963,586	1,630,618

Expenses
Investment advisory fees	127,265	332,894	95,032	138,640
Other expenses	57	30	172	57

Total expenses	127,322	332,924	95,204	138,697

Less fees waived (see note 3):
Waiver	(40,049)	(255)	(205)	(506)

Net expenses	87,273	332,669	94,999	138,191

Net investment income (loss)	652,874	5,699,122	868,587	1,492,427

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,725)	82,423	34,405	(909,021)
Investments in affiliates	1,180	(187)	—	—
In-kind redemptions	1,165,401	3,786,130	23,256,489	6,926,660
In-kind redemptions in affiliates	23	18,684	—	—
Futures contracts	62,345	95,520	111,584	218,195
Foreign currency transactions	6,417	(61,702)	—	(2,860)

Net realized gain (loss)	1,223,641	3,920,868	23,402,478	6,232,974
Net change in unrealized appreciation (depreciation) on:
Investments	5,257,361	98,974,594	(9,782,600)	14,485,881
Investments in affiliates	(1,669)	103,738	—	—
Futures contracts	(6,275)	1,073	(55,212)	(37,597)
Foreign currency translations	(7,707)	(1,759)	—	—

Net change in unrealized appreciation (depreciation)	5,241,710	99,077,646	(9,837,812)	14,448,284

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6,465,351	102,998,514	13,564,666	20,681,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,118,225	$108,697,636	$14,433,253	$22,173,685

* Unaffiliated foreign tax withheld	$78,595	$156,430	$—	$—

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Period April 8, 2020(1) to August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$652,874	$1,708,506	$5,699,122	$767,418
Net realized gain (loss)	1,223,641	(6,610,086)	3,920,868	1,295,060
Net change in net unrealized appreciation (depreciation)	5,241,710	8,981,710	99,077,646	23,140,960

Net increase (decrease) in net assets resulting from operations	7,118,225	4,080,130	108,697,636	25,203,438

Distributions to Shareholders	(1,483,310)	(2,471,676)	(4,540,994)	—

Fund Shares Transactions
Proceeds from shares sold	—	13,809,804	638,637,566	115,024,649
Value of shares redeemed	(4,462,182)	(15,395,512)	(17,115,221)	(8,565,224)

Net increase (decrease) in net assets resulting from fund share transactions	(4,462,182)	(1,585,708)	621,522,345	106,459,425

Total net increase (decrease) in Net Assets	1,172,733	22,746	725,678,987	131,662,863

Net Assets
Beginning of period	72,376,605	72,353,859	131,662,913	50

End of period	$73,549,338	$72,376,605	$857,341,900	$131,662,913

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,600,001	2,700,001	2,000,001	1
Shares sold	—	550,000	10,000,000	2,150,000
Shares redeemed	(150,000)	(650,000)	(250,000)	(150,000)

Shares outstanding, end of period	2,450,001	2,600,001	11,750,001	2,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$868,587	$1,866,796	$1,492,427	$3,260,210
Net realized gain (loss)	23,402,478	4,545,372	6,232,974	(1,248,251)
Net change in net unrealized appreciation (depreciation)	(9,837,812)	10,910,970	14,448,284	(2,005,958)

Net increase (decrease) in net assets resulting from operations	14,433,253	17,323,138	22,173,685	6,001

Distributions to Shareholders	(977,200)	(2,168,938)	(1,613,522)	(3,463,473)

Fund Shares Transactions
Proceeds from shares sold	14,845,490	24,136,207	33,868,219	74,739,642
Value of shares redeemed	(86,685,819)	(49,740,049)	(22,432,684)	(124,756,049)

Net increase (decrease) in net assets resulting from fund share transactions	(71,840,329)	(25,603,842)	11,435,535	(50,016,407)

Total net increase (decrease) in Net Assets	(58,384,276)	(10,449,642)	31,995,698	(53,473,879)

Net Assets
Beginning of period	100,568,121	111,017,763	149,828,997	203,302,876

End of period	$42,183,845	$100,568,121	$181,824,695	$149,828,997

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,200,001	4,100,001	4,300,001	6,000,001
Shares sold	500,000	900,000	900,000	2,250,000
Shares redeemed	(2,500,000)	(1,800,000)	(600,000)	(3,950,000)

Shares outstanding, end of period	1,200,001	3,200,001	4,600,001	4,300,001

See Notes to Financial Statements.	53

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,					Period Ended 8/31/2016(a)
			2020	2019		2018	2017
Net Asset Value, beginning of period	$27.84		$26.80	$28.84		$28.17	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.26		0.62	0.83		0.77	0.54	0.52
Net realized and unrealized gain (loss)	2.50		1.32	(2.11)		0.72	3.19	0.27

Total from investment operations	2.76		1.94	(1.28)		1.49	3.73	0.79

Less distributions from:
Net investment income	(0.58)		(0.90)	(0.76)		(0.82)	(0.97)	(0.38)

Total distributions	(0.58)		(0.90)	(0.76)		(0.82)	(0.97)	(0.38)

Net Asset Value, end of period	$30.02		$27.84	$26.80		$28.84	$28.17	$25.41

Total Return (%)	10.07	**(c)	7.49 (c)	(4.51	)(c)	5.32	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	74		72	72		59	15	3
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35		0.35	0.35	0.36	*
Ratio of expenses after fee waiver (%)	0.24	*	0.24	0.29		0.35	0.35	0.36	*
Ratio of net investment income (loss) (%)	1.72	*	2.37	3.05		2.62	2.10	2.77	*
Portfolio turnover rate (%) (d)	27	**	43	51		45	45	35	**

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Period Ended 8/31/2020(e)
Net Asset Value, beginning of period	$65.83		$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.52		0.49
Net realized and unrealized gain (loss)	7.00		15.34

Total from investment operations	7.52		15.83

Less distributions from:
Net investment income	(0.37)		—
Net realized gains	(0.01)		—

Total distributions	(0.38)		—

Net Asset Value, end of period	$72.97		$65.83

Total Return (%) (c)	11.45	**	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	857		132
Ratio of expenses before fee waiver (%)	0.09	*	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	*
Ratio of net investment income (loss) (%)	1.54	*	2.08	*
Portfolio turnover rate (%) (d)	4	**	7	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	54

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2018(a)
			2020	2019
Net Asset Value, beginning of period	$31.43		$27.08	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.28		0.52	0.51	0.21
Net realized and unrealized gain (loss)	3.72		4.42	(0.25)	2.16

Total from investment operations	4.00		4.94	0.26	2.37

Less distributions from:
Net investment income	(0.28)		(0.59)	(0.47)	(0.08)

Total distributions	(0.28)		(0.59)	(0.47)	(0.08)

Net Asset Value, end of period	$35.15		$31.43	$27.08	$27.29

Total Return (%)	12.83	**(d)	18.72 (d)	1.03 (d)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	42		101	111	61
Ratio of expenses before fee waiver (%)	0.19	*	0.19	0.19	0.19	*
Ratio of expenses after fee waiver (%)	0.19	*	0.19	0.19	0.19	*
Ratio of net investment income (loss) (%)	1.69	*	1.85	1.93	2.00	*
Portfolio turnover rate (%) (e)	0	**	22	31	26	**

Xtrackers Russell US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,					Period Ended 8/31/2016(f)
			2020	2019	2018		2017
Net Asset Value, beginning of period	$34.84		$33.88	$33.93	$29.47		$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.34		0.62	0.57	0.52		0.51	0.40
Net realized and unrealized gain (loss)	4.70		0.96 (c)	(0.09)	4.44		2.85	1.60

Total from investment operations	5.04		1.58	0.48	4.96		3.36	2.00

Less distributions from:
Net investment income	(0.35)		(0.62)	(0.53)	(0.50)		(0.65)	(0.24)

Total distributions	(0.35)		(0.62)	(0.53)	(0.50)		(0.65)	(0.24)

Net Asset Value, end of period	$39.53		$34.84	$33.88	$33.93		$29.47	$26.76

Total Return (%)	14.56	**(d)	4.93 (d)	1.53 (d)	16.97	(d)	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	182		150	203	171		100	21
Ratio of expenses before fee waiver (%)	0.17	*	0.17	0.17	0.19		0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.17	*	0.17	0.17	0.18		0.21	0.25	*
Ratio of net investment income (loss) (%)	1.74	*	1.85	1.77	1.62		1.83	2.01	*
Portfolio turnover rate (%) (e)	13	**	47	48	45		67	64	**

(a)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	55

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF*
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Xtrackers Russell US Multifactor ETF**

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF*	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF**	Russell 1000 Comprehensive Factor Index

*	On January 28, 2021, the Fund changed its name from Xtrackers FTSE Developed ex US Comprehensive Factor ETF to Xtrackers FTSE Developed ex US Multifactor ETF.

**	On January 28, 2021, the Fund changed its name from trackers Russell 1000 Comprehensive Factor ETF to Xtrackers Russell US Multifactor ETF.

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer

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represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF is diversified. Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well

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as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Prior to March 1, 2021 it was the policy of Xtrackers MSCI Kokusai Equity ETF to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

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In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2021, the Funds did not incur any interest or penalties.

At August 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$5,483,816	$5,641,951	$11,125,767
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	769,625	2,732,401	3,502,026
Xtrackers Russell US Multifactor ETF	14,547,840	8,180,659	22,728,499

As of August 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$67,481,342	$5,663,595	$10,747,138	$(5,083,543)
Xtrackers MSCI Kokusai Equity ETF	108,764,268	22,982,982	23,687,907	(704,925)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	87,091,679	13,299,438	19,472,087	(6,172,649)
Xtrackers Russell US Multifactor ETF	134,359,903	15,215,779	20,399,534	(5,183,755)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the

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borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.04% annualized effective rate as of February 28, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$586,430	$1,144	$678	$216,292	$804,544

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$804,544

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$117,889	$120,489	$143,000	$6,650,363	$7,031,741

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$7,031,741

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$6,665	$20,978	$138,394	$1,098,695	$1,264,732

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,264,732

Xtrackers Russell US Multifactor ETF
Common Stocks	$157,588	$1,026,558	$1,203,694	$16,315,743	$18,703,583

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$18,703,583

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2021, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

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the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. A summary of the open futures contracts as of February 28, 2021 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$6,945	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$23,088	Unrealized depreciation on futures contracts*	$2,050
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$17,053	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$71,755	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:
Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$62,345
Xtrackers MSCI Kokusai Equity ETF	95,520
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	111,584
Xtrackers Russell US Multifactor ETF	218,195

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(6,275)
Xtrackers MSCI Kokusai Equity ETF	1,073
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(55,212)
Xtrackers Russell US Multifactor ETF	(37,597)

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For the period ended February 28, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$353,655
Xtrackers MSCI Kokusai Equity ETF	920,848
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	533,676
Xtrackers Russell US Multifactor ETF	1,373,676

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the period ended February 28, 2021, the Advisor waived $39,997 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$52
Xtrackers MSCI Kokusai Equity ETF	255
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	205
Xtrackers Russell US Multifactor ETF	506

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$19,379,659	$20,327,492
Xtrackers MSCI Kokusai Equity ETF	25,597,277	29,064,723
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	386,796	324,861
Xtrackers Russell US Multifactor ETF	21,098,319	21,264,584

For the period ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$—	$4,295,100
Xtrackers MSCI Kokusai Equity ETF	637,578,803	13,388,881
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	14,845,462	86,685,595
Xtrackers Russell US Multifactor ETF	33,865,037	22,364,436

5. Fund Share Transactions

As of February 28, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19

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pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

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Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2021, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 17-18, 2021 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 17 and February 18, 2021. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

The Board considered, however, the following additional factor in connection with this Fund:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF’s total expenses were below the average and median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. QARP and KOKU are currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-045855-6 (4/21) DBX004830 (4/22)

February 28, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our seven equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended February 28, 2021.

All major economies reported their strongest recovery in history as lockdown restrictions were eased and business momentum rallied to pre-COVID-19 levels. The major drivers were fiscal and monetary stimuli, which led to steady cash flow in the hands of spenders and businesses, respectively. Toward the end of the review period, however, economies, in general, decelerated to their long-term growth targets, except for the Eurozone. The region ventured marginally into negative territory, mirroring concerns over the emergence of new strains of the novel coronavirus. The recovery in the U.S. was driven by investments in residential real estate and business’s accumulating capital assets. Emerging market expansion was anchored by burgeoning commodity prices and resumption of global trade in the last 6 months.

According to the MSCI 2021 Global Institutional Investor survey, 79% of Asia-Pacific investors scaled up their investment in ESG-focused companies in 2020. Having access to a standardized ESG categorization enables investors to screen companies making a positive contribution to the community, environment, and society. Solar energy and wind energy attracted widespread investments, however, scientists proposed cleaner sources on the basis of nuclear energy. While public transit and electric-vehicle subsidies took center stage in the clean energy agenda, industrial emissions have yet to find a way to reduce their carbon footprint. Most large developed and emerging markets embraced sizable investments in large-scale renewable energy parks, with participation from both governments and the private sector.

Positive sentiment around a less restrictive trade policy after the Biden administration’s presidential victory invigorated the stimulus-driven U.S. economy. The Federal Reserve Board replicated the quantitative easing strategy following the financial crisis, but at a much larger scale, evident in a meteoric jump in money supply and sustained a near-zero-level interest rate. Responding to a third wave of COVID-19 cases, the Biden administration approved two stimulus packages to the tune of USD 892 billion and USD 1.9 trillion in December 2020 and February 2021, respectively. Unemployment levels steadily receded as new jobs were added. Toward the end of 2020, a spike in the number of daily cases moderated growth despite the favorable economic, political and convivial global trade backdrops.

In the Eurozone, reopening of industrial and business activity resulted in an equal-sized recovery from the start of Q3 2020, as was the contraction in Q2, in percentage terms. However, average weekly new cases hovering around 1.5 million across Europe around the beginning of 2021 sparked concerns on the sustainability of the revival in the bloc. The possibility of another round of strict lockdowns withered consumer and business sentiments. Consequently, services PMI1 and retail sales indicators reported a series of contractionary results month over month, reflecting short-lived wage growth. An appreciating euro and below-target inflation increased the significance of keeping the lenient monetary policy related to interest rates at the zero level.

The beginning of the review period saw the roll out of vaccination drives, albeit at a slower pace than expected. The impending widespread risks involved, newer variants of the coronavirus, and increasing public debt, which could again destabilize recuperating economies. On the ESG front, climate change will likely remain a dominant theme, as the world witnesses more climate-change-related calamities and governments across the globe bring more climate-oriented regulations. Given the rising significance of sustainable investing among policymakers and investors, we have integrated ESG factors into a range of passive equity products to help you invest for a sustainable future.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Index (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (19.7% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.0%
Tencent Holdings Ltd. (China)	3.6%
Alibaba Group Holding Ltd. (China)	3.3%
ASML Holding NV (Netherlands)	1.8%
Roche Holding AG (Switzerland)	1.7%
Meituan (China)	1.2%
Shopify, Inc. (Canada)	1.1%
Unilever PLC (United Kingdom)	1.0%
Sony Corp. (Japan)	1.0%
SAP SE (Germany)	1.0%

Country Diversification* as of February 28, 2021

Japan	16.4%
China	11.8%
Canada	7.5%
United Kingdom	7.2%
Taiwan	6.6%
France	6.1%
Germany	5.6%
Switzerland	5.1%
Australia	4.3%
Netherlands	3.9%
India	3.3%
South Korea	2.1%
Denmark	2.1%
Sweden	2.0%
Other	16.0%

Total	100.0%

Sector Diversification* as of February 28, 2021

Financials	18.5%
Consumer Discretionary	14.6%
Information Technology	13.7%
Industrials	11.0%
Health Care	8.8%
Communication Services	8.3%
Materials	7.9%
Consumer Staples	7.6%
Energy	4.0%
Utilities	3.0%
Real Estate	2.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (18.0% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.0%
Roche Holding AG (Switzerland)	2.9%
Unilever PLC (United Kingdom)	1.7%
Sony Corp. (Japan)	1.6%
SAP SE (Germany)	1.6%
Novo Nordisk A/S (Denmark)	1.5%
Siemens AG (Germany)	1.5%
TOTAL SE (France)	1.5%
Commonwealth Bank of Australia (Australia)	1.4%
Allianz SE (Germany)	1.3%

Country Diversification* as of February 28, 2021

Japan	27.2%
United Kingdom	11.9%
France	10.2%
Germany	9.4%
Switzerland	8.6%
Australia	7.1%
Netherlands	6.6%
Denmark	3.6%
Sweden	3.4%
Spain	2.7%
Other	9.3%

Total	100.0%

Sector Diversification* as of February 28, 2021

Financials	17.7%
Industrials	14.9%
Consumer Discretionary	12.6%
Health Care	12.4%
Consumer Staples	9.5%
Information Technology	9.2%
Materials	8.7%
Communication Services	5.2%
Utilities	3.9%
Real Estate	3.1%
Energy	2.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (46.9% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12.1%
Tencent Holdings Ltd. (China)	11.1%
Alibaba Group Holding Ltd. (China)	10.2%
Meituan (China)	3.6%
Naspers Ltd. (South Africa)	2.3%
Reliance Industries Ltd. (India)	1.8%
China Construction Bank Corp. (China)	1.8%
Housing Development Finance Corp. Ltd. (India)	1.4%
NIO, Inc. (China)	1.3%
Infosys Ltd. (India)	1.3%

Country Diversification* as of February 28, 2021

China	36.3%
Taiwan	20.3%
India	10.2%
South Korea	6.5%
South Africa	5.6%
Brazil	3.2%
Thailand	2.5%
Hong Kong	2.3%
Malaysia	2.0%
Other	11.1%

Total	100.0%

Sector Diversification* as of February 28, 2021

Information Technology	21.2%
Consumer Discretionary	20.7%
Financials	16.2%
Communication Services	15.1%
Materials	6.0%
Consumer Staples	5.1%
Energy	4.6%
Health Care	4.0%
Industrials	3.7%
Real Estate	1.9%
Utilities	1.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. The S&P 500 Index or the Standard & Poor’s 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (35.1% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	10.2%
Alphabet, Inc.	7.4%
Tesla, Inc.	3.1%
Johnson & Johnson	2.5%
Visa, Inc.	2.2%
Walt Disney Co.	2.1%
NVIDIA Corp.	2.1%
Mastercard, Inc.	1.9%
Procter & Gamble Co.	1.9%
Home Depot, Inc.	1.7%

Sector Diversification* as of February 28, 2021

Information Technology	27.6%
Consumer Discretionary	13.5%
Health Care	13.0%
Communication Services	12.2%
Financials	10.7%
Industrials	9.1%
Consumer Staples	6.0%
Materials	2.9%
Real Estate	2.7%
Energy	1.3%
Utilities	1.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (36.7% of Net Assets)

Description	% of Net Assets
Apple, Inc.	8.3%
Microsoft Corp.	7.5%
Amazon.com, Inc.	5.6%
Alphabet, Inc.	5.1%
Facebook, Inc.	2.6%
JPMorgan Chase & Co.	1.9%
Visa, Inc.	1.5%
NVIDIA Corp.	1.5%
UnitedHealth Group, Inc.	1.4%
Mastercard, Inc.	1.3%

Sector Diversification* as of February 28, 2021

Information Technology	29.2%
Health Care	13.3%
Consumer Discretionary	11.8%
Financials	11.5%
Communication Services	11.3%
Industrials	7.4%
Consumer Staples	5.7%
Energy	2.9%
Materials	2.8%
Real Estate	2.5%
Utilities	1.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach,seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (9.6% of Net Assets)

Description	% of Net Assets
Generac Holdings, Inc.	1.4%
Penn National Gaming, Inc.	1.1%
Cognex Corp.	1.0%
PTC, Inc.	0.9%
Charles River Laboratories International, Inc.	0.9%
Bio-Techne Corp.	0.9%
Fair Isaac Corp.	0.9%
Masimo Corp.	0.9%
Molina Healthcare, Inc.	0.8%
Cree, Inc.	0.8%

Sector Diversification* as of February 28, 2021

Industrials	19.4%
Financials	15.4%
Consumer Discretionary	14.9%
Information Technology	14.4%
Health Care	11.7%
Real Estate	9.7%
Materials	5.0%
Consumer Staples	3.7%
Communication Services	2.1%
Utilities	2.0%
Energy	1.7%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2021 (7.7% of Net Assets)

Description	% of Net Assets
GameStop Corp.	0.8%
MicroStrategy, Inc.	0.8%
Omnicell, Inc.	0.8%
Power Integrations, Inc.	0.8%
Crocs, Inc.	0.8%
Saia, Inc.	0.8%
Chart Industries, Inc.	0.8%
Itron, Inc.	0.7%
Macy’s, Inc.	0.7%
John Bean Technologies Corp.	0.7%

Sector Diversification* as of February 28, 2021

Industrials	20.1%
Consumer Discretionary	18.1%
Information Technology	14.9%
Financials	14.5%
Health Care	12.3%
Real Estate	7.8%
Energy	4.0%
Materials	3.4%
Consumer Staples	3.2%
Communication Services	0.9%
Utilities	0.8%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 49.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (Sptember 1, 2020 to February 28, 2021), except Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF which are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 28, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,153.90	0.16%	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.16%	$0.80
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,129.30	0.14%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	0.14%	$0.70
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$1,198.30	0.20%	$1.09
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,105.40	0.09%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.09%	$0.45
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,079.20	0.10%	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%	$0.50
Xtrackers S&P MidCap 400 ESG ETF
Actual (2)	$1,000.00	$986.40	0.13%	$0.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	0.13%	$0.65
Xtrackers S&P SmallCap 600 ESG ETF
Actual (2)	$1,000.00	$992.40	0.13%	$0.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	0.13%	$0.65
(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 5 (the number of days in the period February 24, 2021 (commencement of operations) to February 28, 2021), then divided by 365.

10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.5%
Argentina — 0.1%
Globant SA* (Cost $2,414)	26	$5,583

Australia — 4.3%
APA Group (a)	835	6,006
ASX Ltd.	135	7,065
Aurizon Holdings Ltd.	1,511	4,457
AusNet Services	919	1,178
Australia & New Zealand Banking Group Ltd.	2,039	41,312
BlueScope Steel Ltd.	405	5,230
Brambles Ltd.	1,155	8,853
Coca-Cola Amatil Ltd.	374	3,877
Cochlear Ltd.	42	6,874
Coles Group Ltd.	950	11,275
Commonwealth Bank of Australia	1,255	79,245
Computershare Ltd.	382	3,925
Dexus REIT	757	5,216
Evolution Mining Ltd.	1,212	3,941
Fortescue Metals Group Ltd.	1,107	20,663
Goodman Group REIT	1,223	15,680
GPT Group REIT	1,286	4,251
Insurance Australia Group Ltd.	1,678	6,483
Lendlease Corp. Ltd. (a)	426	4,386
Macquarie Group Ltd.	249	27,467
Mirvac Group REIT	2,834	4,893
National Australia Bank Ltd.	2,361	45,039
Newcrest Mining Ltd.	602	11,484
Northern Star Resources Ltd.	781	6,174
Orica Ltd.	274	2,664
Ramsay Health Care Ltd.	130	6,643
SEEK Ltd.	253	5,034
Stockland REIT	1,811	5,847
Suncorp Group Ltd.	843	6,487
Sydney Airport* (a)	958	4,346
Telstra Corp. Ltd.	3,062	7,301
Transurban Group (a)	2,013	19,948
Vicinity Centres REIT	2,364	3,002
Woodside Petroleum Ltd.	655	12,459

(Cost $349,869)		408,705

Austria — 0.2%
Erste Group Bank AG*	203	6,724
OMV AG	122	5,903
voestalpine AG	83	3,308

(Cost $13,363)		15,935

Belgium — 0.4%
Etablissements Franz Colruyt NV	42	2,531
KBC Group NV*	182	13,171
Solvay SA	55	6,749
UCB SA	93	9,306
Umicore SA	149	8,800

(Cost $36,146)		40,557

Brazil — 0.7%
Atacadao SA	300	1,023

	Number of Shares	Value
Brazil (Continued)
B2W Cia Digital*	154	$2,266
B3 SA — Brasil Bolsa Balcao	1,535	14,956
Banco do Brasil SA	647	3,256
Banco Santander Brasil SA	305	2,046
Cosan SA	109	1,592
Energisa SA	124	972
Klabin SA*	521	2,755
Localiza Rent a Car SA	404	4,205
Lojas Renner SA	537	3,532
Natura & Co. Holding SA*	499	4,134
Notre Dame Intermedica Participacoes SA	338	5,259
Telefonica Brasil SA	338	2,669
TIM SA	689	1,582
Ultrapar Participacoes SA*	512	1,775
Via Varejo S/A*	905	1,928
WEG SA	575	8,053

(Cost $61,661)		62,003

Canada — 7.5%
Agnico Eagle Mines Ltd.	165	9,259
Algonquin Power & Utilities Corp.	399	6,212
Alimentation Couche-Tard, Inc., Class B	610	18,430
B2Gold Corp.	742	3,247
Bank of Montreal	447	36,713
Bank of Nova Scotia	866	50,893
BlackBerry Ltd.*	378	3,843
CAE, Inc.	193	5,134
Cameco Corp.	289	4,559
Canadian Apartment Properties REIT	57	2,298
Canadian Imperial Bank of Commerce	304	28,174
Canadian National Railway Co.	510	55,959
Canadian Tire Corp. Ltd., Class A	43	5,585
Canopy Growth Corp.*	148	4,898
CGI, Inc.*	166	12,457
Dollarama, Inc.	195	7,460
Empire Co. Ltd., Class A	130	3,632
Enbridge, Inc.	1,456	49,430
FirstService Corp.	34	5,186
Fortis, Inc.	345	13,353
Franco-Nevada Corp.	136	14,638
Gildan Activewear, Inc.	165	5,040
Hydro One Ltd., 144A	234	4,994
Intact Financial Corp.	104	11,685
Inter Pipeline Ltd.	307	4,343
Keyera Corp. (b)	147	2,865
Loblaw Cos. Ltd.	113	5,474
Lundin Mining Corp.	473	5,444
Magna International, Inc.	206	17,442
Manulife Financial Corp.	1,400	28,055
Metro, Inc.	185	7,730
Nutrien Ltd.	397	21,540
Open Text Corp.	174	7,790
Parkland Corp.	120	3,833
Pembina Pipeline Corp.	400	10,224
Ritchie Bros Auctioneers, Inc.	74	4,060
Rogers Communications, Inc., Class B	252	10,974
Shopify, Inc., Class A*	77	100,278

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Sun Life Financial, Inc.	422	$20,413
TELUS Corp.	341	6,868
Toronto-Dominion Bank	1,283	78,176
Wheaton Precious Metals Corp.	314	11,290
WSP Global, Inc.	69	6,007

(Cost $545,314)		715,885

Chile — 0.1%
Empresas CMPC SA	870	2,539
Empresas COPEC SA	344	3,882
Enel Americas SA	27,627	4,208
Falabella SA	691	2,865

(Cost $17,226)		13,494

China — 11.7%
3SBio, Inc., 144A*	961	956
51job, Inc., ADR*	19	1,246
AAC Technologies Holdings, Inc. (b)	587	3,163
Air China Ltd., Class H	1,505	1,242
Alibaba Group Holding Ltd., ADR*	1,342	319,074
A-Living Smart City Services Co. Ltd., 144A	301	1,261
Bank of Shanghai Co. Ltd., Class A	1,300	1,681
Baoshan Iron & Steel Co. Ltd., Class A	1,800	2,089
BYD Co. Ltd., Class A	100	3,044
BYD Co. Ltd., Class H	455	11,567
BYD Electronic International Co. Ltd.	323	1,801
China CITIC Bank Corp. Ltd., Class H	5,765	2,720
China Conch Venture Holdings Ltd.	1,213	5,395
China Construction Bank Corp., Class H	68,554	55,056
China Eastern Airlines Corp. Ltd., Class A	1,000	728
China Lesso Group Holdings Ltd.	841	1,555
China Literature Ltd., 144A*	212	1,976
China Medical System Holdings Ltd.	1,129	1,764
China Merchants Bank Co. Ltd., Class H	2,873	22,055
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	595
China Minsheng Banking Corp. Ltd., Class H	5,002	2,985
China Molybdenum Co. Ltd., Class H	2,790	2,158
China Resources Pharmaceutical Group Ltd., 144A	1,134	724
China Vanke Co. Ltd., Class A	500	2,554
China Vanke Co. Ltd., Class H	1,182	5,013
CIFI Holdings Group Co. Ltd.	2,000	1,895
CITIC Ltd.	5,000	4,235
Contemporary Amperex Technology Co. Ltd., Class A	100	4,973
Country Garden Services Holdings Co. Ltd.	762	6,267
CSPC Pharmaceutical Group Ltd.	6,636	6,929
Dali Foods Group Co. Ltd., 144A	2,295	1,396
ENN Energy Holdings Ltd.	577	8,844
Fosun International Ltd.	1,660	2,491
Genscript Biotech Corp.*	673	1,161
Greentown Service Group Co. Ltd.	968	983
Guangzhou R&F Properties Co. Ltd., Class H	800	1,068
Hansoh Pharmaceutical Group Co. Ltd., 144A*	1,000	5,092

	Number of Shares	Value
China (Continued)
Huaxia Bank Co. Ltd., Class A	1,400	$1,348
Industrial Bank Co. Ltd., Class A	1,100	4,190
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	2,001
Kingdee International Software Group Co. Ltd.*	1,806	6,484
KWG Group Holdings Ltd.	903	1,369
Lenovo Group Ltd.	5,418	6,852
Logan Group Co. Ltd.	976	1,520
Longfor Group Holdings Ltd., 144A	1,300	7,709
Meituan, Class B, 144A*	2,541	111,370
Microport Scientific Corp.	500	2,942
NARI Technology Co. Ltd., Class A	300	1,314
NIO, Inc., ADR*	912	41,751
Ping An Healthcare and Technology Co. Ltd., 144A* (b)	365	5,275
Poly Developments and Holdings Group Co. Ltd., Class A	700	1,679
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,000	3,434
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,404
Shenzhen Inovance Technology Co. Ltd., Class A	100	1,316
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	6,451
Sinopharm Group Co. Ltd., Class H	908	2,126
Sinotruk Hong Kong Ltd.	500	1,595
Suning.com Co. Ltd., Class A (c)	800	864
Tencent Holdings Ltd.	4,075	348,017
TravelSky Technology Ltd., Class H	1,000	2,524
Vipshop Holdings Ltd., ADR*	316	11,793
Want Want China Holdings Ltd.	3,400	2,454
WuXi AppTec Co. Ltd., Class A	140	3,104
WuXi AppTec Co. Ltd., Class H, 144A	196	4,086
Wuxi Biologics Cayman, Inc., 144A*	2,169	26,856
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (b)	1,036	2,217
Yunnan Baiyao Group Co. Ltd., Class A	100	2,019
Zhejiang Expressway Co. Ltd., Class H	1,141	996
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,000	1,524

(Cost $678,262)		1,116,320

Colombia — 0.0%
Bancolombia SA (Cost $1,544)	200	1,737

Cyprus — 0.0%
Polymetal International PLC (Cost $1,476)	125	2,489

Czech Republic — 0.0%
Komercni banka AS* (Cost $1,828)	46	1,446

Denmark — 2.1%
Chr Hansen Holding A/S*	73	6,301
Coloplast A/S, Class B	80	12,260

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
Demant A/S*	75	$3,108
Genmab A/S*	45	15,205
GN Store Nord AS	91	7,695
H Lundbeck A/S	52	1,992
Novo Nordisk A/S, Class B	1,219	87,143
Novozymes A/S, Class B*	150	9,324
Orsted AS, 144A	136	22,155
Pandora A/S	70	6,851
Tryg A/S	104	3,293
Vestas Wind Systems A/S	143	26,949

(Cost $121,142)		202,276

Egypt — 0.0%
Commercial International Bank Egypt SAE (Cost $3,328)	983	3,904

Finland — 0.6%
Elisa OYJ	103	6,170
Kesko OYJ, Class B	150	3,831
Neste OYJ	305	20,161
Orion OYJ, Class B	74	3,051
Stora Enso OYJ, Class R	402	7,966
UPM-Kymmene OYJ	391	14,997
Wartsila OYJ Abp	318	3,668

(Cost $42,107)		59,844

France — 6.1%
Accor SA*	126	5,286
Air Liquide SA (b)	335	50,706
Amundi SA, 144A*	43	3,288
Atos SE*	73	5,726
AXA SA	1,385	34,967
Bouygues SA	159	6,477
Carrefour SA	432	7,574
Cie de Saint-Gobain*	370	19,949
Cie Generale des Etablissements Michelin SCA	121	17,588
CNP Assurances*	105	1,900
Covivio REIT	37	3,128
Credit Agricole SA*	859	12,110
Danone SA	431	29,537
Dassault Systemes SE	92	19,196
Eiffage SA*	61	6,305
EssilorLuxottica SA	202	33,100
Eurazeo SE*	20	1,489
Gecina SA REIT	34	4,734
Getlink SE*	349	5,749
Kering SA	54	34,405
Klepierre SA REIT	142	3,370
L’Oreal SA	178	65,422
Natixis SA*	593	2,905
Orange SA	1,426	16,526
Publicis Groupe SA	156	9,191
Schneider Electric SE	381	56,813
SEB SA	16	2,888
Teleperformance	43	15,298
TOTAL SE (b)	1,804	84,030
Ubisoft Entertainment SA*	64	5,250

	Number of Shares	Value
France (Continued)
Unibail-Rodamco-Westfield REIT	100	$7,382
Valeo SA	160	5,679
Wendel SE	22	2,529

(Cost $503,269)		580,497

Germany — 5.3%
adidas AG*	135	47,340
Allianz SE	292	70,815
BASF SE	642	52,779
Bayerische Motoren Werke AG	236	20,482
Beiersdorf AG	74	7,356
Commerzbank AG*	724	4,772
Delivery Hero SE, 144A*	91	11,675
Deutsche Boerse AG	134	22,047
Deutsche Wohnen SE	258	12,198
HeidelbergCement AG	98	7,789
Henkel AG & Co. KGaA	67	5,969
Merck KGaA	88	14,372
MTU Aero Engines AG	38	9,087
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102	30,085
SAP SE	743	92,043
Siemens AG	547	84,972
Symrise AG	89	10,449
Telefonica Deutschland Holding AG	511	1,371

(Cost $417,413)		505,601

Greece — 0.0%
Hellenic Telecommunications Organization SA (Cost $1,470)	119	1,840

Hong Kong — 1.8%
Alibaba Health Information Technology Ltd.*	2,674	8,962
ASM Pacific Technology Ltd.	245	3,408
Beijing Enterprises Water Group Ltd.*	4,000	1,583
BOC Hong Kong Holdings Ltd.	2,732	9,086
China Everbright Environment Group Ltd.	2,618	1,499
China Gas Holdings Ltd.	1,866	7,517
China Mengniu Dairy Co. Ltd.*	2,095	11,451
China Overseas Land & Investment Ltd.	2,894	7,327
China Resources Gas Group Ltd.	641	3,202
Geely Automobile Holdings Ltd.	3,802	12,351
Hang Seng Bank Ltd.	563	10,887
HKT Trust & HKT Ltd. (a)	2,998	4,073
Hong Kong & China Gas Co. Ltd.	7,942	11,979
Hong Kong Exchanges & Clearing Ltd.	867	52,887
Hutchison China MediTech Ltd., ADR*	43	1,236
Lee & Man Paper Manufacturing Ltd.	1,293	1,198
MTR Corp. Ltd.	1,149	6,895
PCCW Ltd.	3,393	1,946
Shenzhen Investment Ltd.	985	354
Sino Biopharmaceutical Ltd.	7,713	8,581
Swire Pacific Ltd., Class A	377	2,763
Swire Properties Ltd.	1,018	3,274
Wharf Holdings Ltd.	1,000	2,359

(Cost $139,121)		174,818

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC*	348	$2,513
OTP Bank Nyrt*	153	6,996
Richter Gedeon Nyrt	94	2,698

(Cost $12,473)		12,207

India — 3.3%
Adani Green Energy Ltd.*	275	4,340
Ambuja Cements Ltd.	440	1,638
Asian Paints Ltd.	278	8,615
Axis Bank Ltd., GDR*	175	8,610
Axis Bank Ltd.*	700	6,904
Berger Paints India Ltd.	169	1,563
Bharat Petroleum Corp. Ltd.	389	2,381
Bharti Airtel Ltd.	1,640	12,415
Britannia Industries Ltd.	86	3,937
Colgate-Palmolive India Ltd.	87	1,872
Dabur India Ltd.	360	2,465
DLF Ltd.	421	1,733
Eicher Motors Ltd.	80	2,720
Grasim Industries Ltd.	216	3,530
Havells India Ltd.	185	2,783
HCL Technologies Ltd.	767	9,492
Hero MotoCorp Ltd.	72	3,159
Hindalco Industries Ltd.	1,148	5,315
Hindustan Petroleum Corp. Ltd.	450	1,485
Hindustan Unilever Ltd.	596	17,292
Housing Development Finance Corp. Ltd.	1,228	42,436
Infosys Ltd.	1,180	20,125
Infosys Ltd., ADR	1,321	22,615
Lupin Ltd.	164	2,273
Mahindra & Mahindra Ltd.	643	7,056
Marico Ltd.	368	1,991
Nestle India Ltd.	24	5,259
Pidilite Industries Ltd.	88	2,019
Piramal Enterprises Ltd.	68	1,693
Reliance Industries Ltd.	2,052	58,244
Shree Cement Ltd.*	6	2,164
Tata Consultancy Services Ltd.	668	26,310
Tech Mahindra Ltd.	462	5,777
Titan Co. Ltd.	275	5,265
UPL Ltd.	480	3,668
Wipro Ltd.	850	4,746

(Cost $246,889)		313,890

Indonesia — 0.5%
PT Bank Central Asia Tbk	6,823	16,075
PT Bank Mandiri Persero Tbk*	13,891	5,999
PT Bank Negara Indonesia Persero Tbk	5,468	2,285
PT Bank Rakyat Indonesia Persero Tbk*	40,841	13,508
PT Barito Pacific Tbk*	19,700	1,522
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	1,936
PT Indofood Sukses Makmur Tbk	2,981	1,267
PT Kalbe Farma Tbk	15,558	1,606
PT Perusahaan Gas Negara Tbk	8,505	860
PT Unilever Indonesia Tbk	6,190	3,043

(Cost $45,557)		48,101

	Number of Shares	Value
Ireland — 0.6%
CRH PLC	572	$24,856
DCC PLC	78	6,292
Kerry Group PLC, Class A	111	13,467
Kingspan Group PLC*	108	7,898

(Cost $38,596)		52,513

Israel — 0.2%
Bank Hapoalim BM*	859	6,094
Bank Leumi Le-Israel BM	1,118	6,834
Mizrahi Tefahot Bank Ltd.	116	2,779

(Cost $15,215)		15,707

Italy — 1.0%
Assicurazioni Generali SpA	790	14,911
Enel SpA	5,708	54,346
Intesa Sanpaolo SpA*	11,857	30,713

(Cost $84,805)		99,970

Japan — 16.2%
Aeon Co. Ltd.	500	15,032
Ajinomoto Co., Inc.	300	5,967
ANA Holdings, Inc.*	100	2,397
Asahi Kasei Corp.	900	9,681
Astellas Pharma, Inc.	1,300	20,426
Bridgestone Corp.	400	15,622
Capcom Co. Ltd.	50	3,041
Casio Computer Co. Ltd.	100	1,926
Central Japan Railway Co.	100	16,341
Chugai Pharmaceutical Co. Ltd.	510	22,800
CyberAgent, Inc.	100	6,026
Dai Nippon Printing Co. Ltd.	200	3,593
Daifuku Co. Ltd.	80	7,644
Dai-ichi Life Holdings, Inc.	800	14,034
Daiichi Sankyo Co. Ltd.	1,200	33,903
Daikin Industries Ltd.	190	36,951
Daiwa House Industry Co. Ltd.	400	11,275
Denso Corp.	300	17,988
East Japan Railway Co.	230	16,962
Eisai Co. Ltd.	200	13,739
ENEOS Holdings, Inc.	2,200	9,658
Fast Retailing Co. Ltd.	44	43,364
Fujitsu Ltd.	150	21,626
Hankyu Hanshin Holdings, Inc.	100	3,318
Hino Motors Ltd.	200	1,877
Hirose Electric Co. Ltd.	25	3,647
Hitachi Construction Machinery Co. Ltd.	100	3,074
Hitachi Metals Ltd.	200	3,171
Honda Motor Co. Ltd.	1,100	30,061
Hulic Co. Ltd.	200	2,230
Inpex Corp.	700	5,151
Isuzu Motors Ltd.	300	3,137
Japan Retail Fund Investment Corp. REIT	7	6,919
JFE Holdings, Inc.*	300	3,148
Kajima Corp.	300	3,824
Kansai Paint Co. Ltd.	100	2,611
Kao Corp.	350	23,469
KDDI Corp.	1,100	33,968
Keio Corp.	100	7,462

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Keyence Corp.	130	$61,693
Kikkoman Corp.	100	6,598
Kobayashi Pharmaceutical Co. Ltd.	50	4,721
Kobe Bussan Co. Ltd.	100	2,567
Komatsu Ltd.	600	17,965
Konami Holdings Corp.	50	3,205
Kubota Corp.	800	18,078
Kuraray Co. Ltd.	200	2,238
Kurita Water Industries Ltd.	100	4,045
Kyushu Railway Co.	100	2,602
Lawson, Inc.	50	2,335
Marubeni Corp.	1,100	8,174
Marui Group Co. Ltd.	100	1,897
Mazda Motor Corp.	200	1,575
Mercari, Inc.*	100	4,806
Mitsubishi Chemical Holdings Corp.	800	5,555
Mitsubishi Estate Co. Ltd.	900	15,527
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,608
Mitsui Chemicals, Inc.	100	3,079
Mitsui Fudosan Co. Ltd.	600	13,516
Miura Co. Ltd.	50	2,586
Mizuho Financial Group, Inc.	1,660	24,291
MS&AD Insurance Group Holdings, Inc.	300	8,448
Murata Manufacturing Co. Ltd.	400	34,094
Nabtesco Corp.	100	4,243
Nagoya Railroad Co. Ltd.	100	2,538
NEC Corp.	200	10,888
NGK Insulators Ltd.	200	3,529
NGK Spark Plug Co. Ltd.	100	1,691
Nintendo Co. Ltd.	80	48,620
Nippon Building Fund, Inc. REIT	1	6,110
Nippon Express Co. Ltd.	50	3,717
Nippon Paint Holdings Co. Ltd.	100	7,434
Nippon Prologis REIT, Inc. REIT	2	6,120
Nippon Yusen KK	100	2,867
Nissin Foods Holdings Co. Ltd.	50	3,778
Nitori Holdings Co. Ltd.	60	11,193
Nitto Denko Corp.	100	8,532
Nomura Real Estate Holdings, Inc.	100	2,252
Nomura Real Estate Master Fund, Inc. REIT	3	4,491
Nomura Research Institute Ltd.	200	6,214
NSK Ltd.	300	2,937
Obayashi Corp.	400	3,428
Odakyu Electric Railway Co. Ltd.	200	5,848
Omron Corp.	150	12,080
Ono Pharmaceutical Co. Ltd.	300	8,065
Oriental Land Co. Ltd.	150	25,117
ORIX Corp.	900	15,218
Osaka Gas Co. Ltd.	300	5,367
Otsuka Corp.	100	4,646
Panasonic Corp.	1,600	20,507
Rakuten, Inc.	500	5,589
Recruit Holdings Co. Ltd.	900	44,611
Resona Holdings, Inc.	1,500	6,022
Rohm Co. Ltd.	50	4,914
Santen Pharmaceutical Co. Ltd.	300	4,117
Secom Co. Ltd.	150	12,989

	Number of Shares	Value
Japan (Continued)
Sega Sammy Holdings, Inc.	100	$1,679
Sekisui Chemical Co. Ltd.	300	5,336
Sekisui House Ltd.	400	7,498
Seven & i Holdings Co. Ltd.	500	18,946
SG Holdings Co. Ltd.	200	4,595
Sharp Corp.	200	3,779
Shimadzu Corp.	100	3,595
Shimizu Corp.	400	3,022
Shin-Etsu Chemical Co. Ltd.	250	40,712
Shionogi & Co. Ltd.	200	10,161
Shiseido Co. Ltd.	300	22,282
SoftBank Corp.	1,900	25,698
Sohgo Security Services Co. Ltd.	50	2,253
Sompo Holdings, Inc.	250	9,574
Sony Corp.	900	93,937
Stanley Electric Co. Ltd.	100	2,961
Sumitomo Chemical Co. Ltd.	1,100	5,317
Sumitomo Metal Mining Co. Ltd.	200	9,653
Sumitomo Mitsui Trust Holdings, Inc.	200	6,574
Suntory Beverage & Food Ltd.	100	3,421
Sysmex Corp.	100	10,405
T&D Holdings, Inc.	400	5,391
Taisei Corp.	100	3,524
Takeda Pharmaceutical Co. Ltd.	1,100	36,983
TDK Corp.	100	14,304
Teijin Ltd.	100	1,718
Tobu Railway Co. Ltd.	100	2,844
Toho Gas Co. Ltd.	50	2,938
Tokyo Electron Ltd.	105	42,921
Tokyo Gas Co. Ltd.	200	4,134
Tokyu Corp.	300	4,122
Toppan Printing Co. Ltd.	100	1,569
Toray Industries, Inc.	1,000	6,538
TOTO Ltd.	100	6,017
Toyo Suisan Kaisha Ltd.	100	4,261
Toyota Tsusho Corp.	100	4,186
Unicharm Corp.	300	11,872
USS Co. Ltd.	200	3,800
West Japan Railway Co.	100	6,114
Yakult Honsha Co. Ltd.	100	4,947
Yamada Holdings Co. Ltd.	400	1,911
Yamaha Corp.	100	5,566
Yamaha Motor Co. Ltd.	200	4,353
Yaskawa Electric Corp.	200	9,987
Yokogawa Electric Corp.	200	3,784
Z Holdings Corp.	2,000	12,174
ZOZO, Inc.	100	3,126

(Cost $1,234,270)		1,554,420

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $3,162)	99	3,095

Luxembourg — 0.1%
SES SA	269	2,160
Tenaris SA	322	3,379

(Cost $9,792)		5,539

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Malaysia — 0.6%
AMMB Holdings Bhd	1,400	$1,093
Axiata Group Bhd	2,152	1,888
CIMB Group Holdings Bhd	3,587	3,837
Dialog Group Bhd	2,800	2,234
DiGi.Com Bhd	2,500	2,285
Fraser & Neave Holdings Bhd	200	1,545
HAP Seng Consolidated Bhd	500	1,051
Hartalega Holdings Bhd	1,000	2,471
IHH Healthcare Bhd	1,900	2,385
Kossan Rubber Industries	1,100	1,074
Kuala Lumpur Kepong Bhd	300	1,742
Malayan Banking Bhd	2,909	5,771
Malaysia Airports Holdings Bhd	900	1,332
Maxis Bhd	2,100	2,464
MISC Bhd	900	1,508
Nestle Malaysia Bhd	19	647
Petronas Dagangan Bhd	300	1,482
Petronas Gas Bhd	600	2,431
PPB Group Bhd	400	1,862
Press Metal Aluminium Holdings Bhd	1,100	2,633
Public Bank Bhd	10,500	10,792
RHB Bank Bhd	900	1,205
Sime Darby Bhd	2,000	1,122
Supermax Corp. Bhd	1,328	1,588
Top Glove Corp. Bhd	3,000	3,884
Westports Holdings Bhd	1,100	1,109

(Cost $64,619)		61,435

Mexico — 0.3%
Arca Continental SAB de CV	349	1,582
Cemex SAB de CV, Series CPO*	11,057	7,371
Coca-Cola Femsa SAB de CV	384	1,612
Fomento Economico Mexicano SAB de CV	1,459	9,987
Gruma SAB de CV, Class B	161	1,756
Grupo Aeroportuario del Sureste SAB de CV, Class B*	173	3,239
Grupo Bimbo SAB de CV, Series A	1,236	2,323
Industrias Penoles SAB de CV*	103	1,414
Infraestructura Energetica Nova SAB de CV*	331	1,153
Kimberly-Clark de Mexico SAB de CV, Class A	1,156	1,849

(Cost $32,192)		32,286

Netherlands — 3.9%
Aegon NV	1,174	5,637
Akzo Nobel NV	140	14,539
ASML Holding NV	302	170,582
ING Groep NV	2,761	30,293
Koninklijke Ahold Delhaize NV	777	20,598
Koninklijke DSM NV	123	20,387
Koninklijke KPN NV	2,733	8,983
Koninklijke Philips NV*	636	34,704
Koninklijke Vopak NV	38	1,822
NN Group NV	206	9,552
Prosus NV*	348	41,421

	Number of Shares	Value
Netherlands (Continued)
Wolters Kluwer NV	193	$15,387

(Cost $220,347)		373,905

New Zealand — 0.3%
Auckland International Airport Ltd.*	706	3,876
Fisher & Paykel Healthcare Corp. Ltd.	409	8,699
Mercury NZ Ltd.	509	2,239
Meridian Energy Ltd.	827	3,427
Ryman Healthcare Ltd.	374	3,984
Spark New Zealand Ltd.	1,311	4,375

(Cost $21,761)		26,600

Norway — 0.3%
Mowi ASA	310	7,538
Norsk Hydro ASA	954	5,317
Orkla ASA	478	4,433
Schibsted ASA, Class B*	73	2,524
Telenor ASA	537	8,739

(Cost $29,022)		28,551

Philippines — 0.3%
Ayala Corp.	200	3,083
Ayala Land, Inc.	5,800	4,668
Bank of the Philippine Islands	790	1,449
BDO Unibank, Inc.	1,500	3,262
JG Summit Holdings, Inc.	1,785	2,371
Manila Electric Co.	150	838
Metropolitan Bank & Trust Co.	1,582	1,653
SM Investments Corp.	160	3,327
SM Prime Holdings, Inc.	8,000	5,961

(Cost $26,434)		26,612

Poland — 0.3%
Bank Polska Kasa Opieki SA*	118	2,148
CD Projekt SA*	45	2,858
Cyfrowy Polsat SA	205	1,574
KGHM Polska Miedz SA*	94	4,778
Polski Koncern Naftowy ORLEN SA	251	3,965
Powszechna Kasa Oszczednosci Bank Polski SA*	540	4,370
Powszechny Zaklad Ubezpieczen SA*	423	3,324
Santander Bank Polska SA*	23	1,299

(Cost $29,951)		24,316

Portugal — 0.1%
Galp Energia SGPS SA	411	4,632
Jeronimo Martins SGPS SA	203	3,166

(Cost $9,297)		7,798

Qatar — 0.2%
Commercial Bank PSQC	1,380	1,622
Ooredoo QPSC	670	1,417
Qatar Fuel QSC	350	1,622
Qatar National Bank QPSC	3,331	15,778

(Cost $21,836)		20,439

Romania — 0.0%
NEPI Rockcastle PLC (Cost $2,365)	296	1,813

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Russia — 0.6%
Gazprom PJSC	8,515	$25,007
LUKOIL PJSC	303	22,778
Mobile TeleSystems PJSC, ADR	346	2,844
Novolipetsk Steel PJSC	886	2,661
PhosAgro PJSC, GDR	105	1,842
Polyus PJSC	21	3,957

(Cost $56,347)		59,089

Saudi Arabia — 0.4%
Almarai Co. JSC	185	2,515
Banque Saudi Fransi	401	2,983
Samba Financial Group	635	5,714
Saudi Arabian Mining Co.*	302	4,139
Saudi Basic Industries Corp.	638	18,134
Savola Group	174	1,747

(Cost $34,047)		35,232

Singapore — 0.9%
Ascendas Real Estate Investment Trust REIT	2,044	4,519
BOC Aviation Ltd., 144A	179	1,731
CapitaLand Integrated Commercial Trust REIT	3,096	4,890
CapitaLand Ltd.	1,800	4,305
City Developments Ltd.	300	1,661
DBS Group Holdings Ltd.	1,310	26,245
Keppel Corp. Ltd.	1,000	3,820
Singapore Airlines Ltd.*	1,000	3,745
Singapore Exchange Ltd.	500	3,757
Singapore Telecommunications Ltd.	5,600	9,897
United Overseas Bank Ltd.	800	14,848
UOL Group Ltd.	400	2,223

(Cost $77,078)		81,641

South Africa — 1.8%
Absa Group Ltd.	507	4,062
Anglo American Platinum Ltd.	37	4,481
Aspen Pharmacare Holdings Ltd.*	289	2,718
Bid Corp. Ltd.	185	3,461
Bidvest Group Ltd.	240	2,666
Capitec Bank Holdings Ltd.*	40	3,536
Clicks Group Ltd.	194	3,135
FirstRand Ltd.	3,385	11,246
Gold Fields Ltd.	587	4,875
Growthpoint Properties Ltd. REIT	2,399	2,165
Impala Platinum Holdings Ltd.	550	8,935
Kumba Iron Ore Ltd.	42	1,800
Mr Price Group Ltd.	212	2,441
MTN Group Ltd.	1,249	5,994
MultiChoice Group	327	2,756
Naspers Ltd., Class N	311	72,235
Nedbank Group Ltd.	290	2,501
Northam Platinum Ltd.*	264	3,868
Old Mutual Ltd.	3,667	3,256
Remgro Ltd.	410	2,805
Sanlam Ltd.	1,309	5,253
Shoprite Holdings Ltd.	317	2,785
SPAR Group Ltd.	143	1,797

	Number of Shares	Value
South Africa (Continued)
Standard Bank Group Ltd.	927	$8,140
Vodacom Group Ltd.	442	3,635
Woolworths Holdings Ltd.	771	2,348

(Cost $180,756)		172,894

South Korea — 2.1%
Amorepacific Corp.	20	4,174
AMOREPACIFIC Group	25	1,440
CJ CheilJedang Corp.	7	2,533
CJ Corp.	12	990
GS Engineering & Construction Corp.	46	1,488
GS Holdings Corp.	38	1,319
Hana Financial Group, Inc.	223	7,354
Hankook Tire & Technology Co. Ltd.	59	2,502
Hanwha Solutions Corp.*	106	4,250
Hyundai Heavy Industries Holdings Co. Ltd.	7	1,685
Hyundai Marine & Fire Insurance Co. Ltd.	48	936
KB Financial Group, Inc.	294	11,462
LG Chem Ltd.	33	24,409
LG Corp.	70	5,850
LG Display Co. Ltd.	169	3,400
LG Electronics, Inc.	81	10,562
LG Household & Health Care Ltd.	7	9,427
LG Innotek Co. Ltd.	3	531
Lotte Chemical Corp.	13	3,680
Lotte Corp.	25	748
NAVER Corp.	89	29,706
Samsung Electro-Mechanics Co. Ltd.	40	6,747
Samsung Fire & Marine Insurance Co. Ltd.	23	3,542
Samsung SDI Co. Ltd.	40	23,996
Shinhan Financial Group Co. Ltd.	317	9,297
SK Holdings Co. Ltd.	24	5,608
SK Innovation Co. Ltd.*	34	7,883
SK Telecom Co. Ltd.	28	6,168
S-Oil Corp.*	33	2,497
Woori Financial Group, Inc.	388	3,308
Yuhan Corp.	31	1,711

(Cost $148,888)		199,203

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	4,875	27,237
CaixaBank SA	2,656	7,760
Iberdrola SA	4,297	54,374
Industria de Diseno Textil SA	785	26,022
Naturgy Energy Group SA	237	5,958
Red Electrica Corp. SA	328	5,520
Repsol SA	1,071	13,539
Telefonica SA	3,692	15,801

(Cost $158,500)		156,211

Sweden — 2.0%
Assa Abloy AB, Class B	695	17,515
Atlas Copco AB, Class A	477	27,376
Atlas Copco AB, Class B	286	13,939
Boliden AB	195	7,765
Electrolux AB, Series B	140	3,324
Essity AB, Class B	444	13,415

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Hennes & Mauritz AB, Class B*	566	$13,409
Husqvarna AB, Class B	321	3,948
ICA Gruppen AB (b)	60	2,864
Investment AB Latour, Class B	116	2,656
Kinnevik AB, Class B*	139	6,493
Sandvik AB*	803	21,671
Skandinaviska Enskilda Banken AB, Class A*	1,160	13,420
Skanska AB, Class B	250	6,095
SKF AB, Class B	253	6,930
Svenska Cellulosa AB SCA, Class B*	420	7,262
Svenska Handelsbanken AB, Class A*	1,080	11,445
Tele2 AB, Class B	361	4,579
Telia Co. AB	1,878	7,626

(Cost $132,938)		191,732

Switzerland — 5.1%
ABB Ltd.	1,329	38,345
Adecco Group AG	120	7,566
Alcon, Inc.*	352	24,317
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	8,423
Cie Financiere Richemont SA, Class A	373	36,084
Clariant AG	145	3,045
Coca-Cola HBC AG*	147	4,599
Givaudan SA	7	26,498
Kuehne + Nagel International AG	41	9,769
Lonza Group AG	53	33,593
Roche Holding AG	499	164,229
SGS SA	4	11,466
Sika AG	101	26,798
Sonova Holding AG*	41	10,543
Straumann Holding AG	7	8,498
Swiss Re AG	212	20,008
Swisscom AG	19	9,581
Zurich Insurance Group AG	108	44,319

(Cost $360,692)		487,681

Taiwan — 6.6%
Accton Technology Corp.	347	3,270
Acer, Inc.	2,216	2,136
Advantech Co. Ltd.	267	3,475
ASE Technology Holding Co. Ltd.	2,612	9,706
AU Optronics Corp.*	5,940	4,031
Catcher Technology Co. Ltd.	471	3,247
Cathay Financial Holding Co. Ltd.	4,995	7,523
Chailease Holding Co. Ltd.	1,006	6,212
Cheng Shin Rubber Industry Co. Ltd.	1,499	2,322
China Steel Corp.	8,819	7,837
Chunghwa Telecom Co. Ltd.	2,878	11,315
Compal Electronics, Inc.	3,010	2,399
CTBC Financial Holding Co. Ltd.	13,085	9,396
Delta Electronics, Inc.	1,485	14,955
E.Sun Financial Holding Co. Ltd.	8,161	7,399
Evergreen Marine Corp. Taiwan Ltd.*	2,510	3,420
Far Eastern New Century Corp.	2,498	2,596
Far EasTone Telecommunications Co. Ltd.	1,268	2,814
First Financial Holding Co. Ltd.	7,163	5,362

	Number of Shares	Value
Taiwan (Continued)
Fubon Financial Holding Co. Ltd.	4,213	$7,548
Hiwin Technologies Corp.	170	2,435
Hotai Motor Co. Ltd.	204	4,329
Hua Nan Financial Holdings Co. Ltd.	6,500	4,236
Innolux Corp.*	7,081	4,322
Inventec Corp.	1,950	1,736
Lite-On Technology Corp.	1,579	3,368
MediaTek, Inc.	1,101	35,419
Micro-Star International Co. Ltd.	456	2,439
Nan Ya Plastics Corp.	3,413	8,909
President Chain Store Corp.	448	4,214
Quanta Computer, Inc.	1,910	5,829
SinoPac Financial Holdings Co. Ltd.	6,388	2,672
Taishin Financial Holding Co. Ltd.	7,598	3,533
Taiwan Business Bank	3,489	1,186
Taiwan High Speed Rail Corp.	1,537	1,664
Taiwan Mobile Co. Ltd.	1,259	4,389
Taiwan Semiconductor Manufacturing Co. Ltd.	17,491	380,560
Uni-President Enterprises Corp.	3,686	8,893
United Microelectronics Corp.	7,051	13,721
Vanguard International Semiconductor Corp.	639	2,661
Win Semiconductors Corp.	218	2,978
Wistron Corp.	2,104	2,417
Yageo Corp.	194	4,130
Yuanta Financial Holding Co. Ltd.	8,185	6,245

(Cost $294,450)		629,248

Thailand — 0.8%
Advanced Info Service PCL, NVDR	800	4,394
Airports of Thailand PCL, NVDR	3,100	6,584
Bangkok Dusit Medical Services PCL, NVDR	7,200	4,779
BTS Group Holdings PCL, NVDR	4,000	1,248
Bumrungrad Hospital PCL, NVDR	300	1,259
Central Pattana PCL, NVDR	1,400	2,462
Charoen Pokphand Foods PCL, NVDR	2,800	2,671
CP ALL PCL, NVDR	4,400	8,688
Energy Absolute PCL, NVDR	1,200	2,489
Gulf Energy Development PCL, NVDR	2,200	2,427
Home Product Center PCL, NVDR	4,800	2,118
Indorama Ventures PCL, NVDR	1,400	1,835
Intouch Holdings PCL, NVDR	1,600	2,960
Kasikornbank PCL, NVDR	1,400	6,574
Land & Houses PCL, NVDR	4,800	1,258
Minor International PCL, NVDR*	1,673	1,679
Muangthai Capital PCL	600	1,299
PTT Exploration & Production PCL, NVDR	1,000	3,816
PTT Global Chemical PCL, NVDR	1,700	3,540
Siam Cement PCL, NVDR	600	7,287
Siam Commercial Bank PCL, NVDR	700	2,393
Thai Oil PCL, NVDR	500	983
True Corp. PCL, NVDR	5,900	615

(Cost $80,300)		73,358

Turkey — 0.0%
KOC Holding AS	746	2,170

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Turkcell Iletisim Hizmetleri AS	897	$1,917

(Cost $3,785)		4,087

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	3,484
Aldar Properties PJSC	3,128	3,100
Dubai Islamic Bank PJSC	1,453	1,879
Emirates NBD Bank PJSC	1,790	5,458
Emirates Telecommunications Group Co. PJSC	1,266	6,859
First Abu Dhabi Bank PJSC	1,987	7,952
NMC Health PLC* (c)	76	0

(Cost $29,286)		28,732

United Kingdom — 7.1%
3i Group PLC	653	10,107
Associated British Foods PLC*	262	8,674
Aviva PLC	2,667	13,494
Barratt Developments PLC*	698	6,484
Berkeley Group Holdings PLC	84	4,760
British Land Co. PLC REIT	710	4,860
BT Group PLC*	6,174	10,665
Burberry Group PLC*	313	7,945
CNH Industrial NV*	738	10,964
Coca-Cola European Partners PLC	155	7,897
Compass Group PLC*	1,269	25,814
Croda International PLC	97	8,365
Ferguson PLC	160	18,862
GlaxoSmithKline PLC	3,570	59,435
Informa PLC*	1,089	8,386
InterContinental Hotels Group PLC*	132	9,231
J Sainsbury PLC	1,332	4,212
JD Sports Fashion PLC*	297	3,448
Johnson Matthey PLC	140	5,980
Kingfisher PLC*	1,399	5,191
Land Securities Group PLC REIT	499	4,639
Legal & General Group PLC	4,256	15,429
London Stock Exchange Group PLC	231	31,062
Mondi PLC	359	8,656
National Grid PLC	2,556	28,817
Next PLC*	94	9,936
Pearson PLC	388	4,074
Prudential PLC	1,871	36,844
Reckitt Benckiser Group PLC	508	42,614
RELX PLC	1,404	33,223
Rentokil Initial PLC*	1,390	9,070
RSA Insurance Group PLC	778	7,347
Sage Group PLC	692	5,404
Schroders PLC	70	3,428
Segro PLC REIT	774	9,845
Smith & Nephew PLC	632	12,242
Spirax-Sarco Engineering PLC	52	7,786
SSE PLC	726	13,444
Standard Chartered PLC*	2,017	13,031
Standard Life Aberdeen PLC	1,754	7,622
Taylor Wimpey PLC*	2,688	5,923
Tesco PLC	5,330	16,752
Unilever PLC	1,852	96,658

	Number of Shares	Value
United Kingdom (Continued)
Whitbread PLC*	156	$7,405
Wm Morrison Supermarkets PLC	1,741	4,159
WPP PLC	924	11,030

(Cost $633,664)		681,214

TOTAL COMMON STOCKS (Cost $7,276,267)		9,422,453

PREFERRED STOCKS — 0.8%
Brazil — 0.4%
Banco Bradesco SA	3,152	13,008
Cia Energetica de Minas Gerais	668	1,434
Itau Unibanco Holding SA	3,274	15,010
Itausa SA	3,246	5,795

(Cost $66,220)		35,247

Chile — 0.1%
Embotelladora Andina SA, Class B	379	1,026
Sociedad Quimica y Minera de Chile SA, Class B	92	4,936

(Cost $5,661)		5,962

Colombia — 0.0%
Bancolombia SA (Cost $2,479)	374	3,206

Germany — 0.3%
Bayerische Motoren Werke AG	36	2,449
Henkel AG & Co. KGaA	134	13,269
Sartorius AG	25	12,909

(Cost $21,622)		28,627

South Korea — 0.0%
AMOREPACIFIC Group*	1	36
LG Chem Ltd.	8	2,774
LG Household & Health Care Ltd.	2	1,255

(Cost $2,583)		4,065

TOTAL PREFERRED STOCKS (Cost $98,565)		77,107

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	746	263

Thailand — 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)	80	3

TOTAL WARRANTS (Cost $0)		266

EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)	200	5,835
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)	100	3,424

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,593)		9,259

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f) (Cost $7,948)	7,948	$7,948

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e) (Cost $10,386)	10,386	10,386

TOTAL INVESTMENTS — 99.6% (Cost $7,402,759)		$9,527,419
Other assets and liabilities, net — 0.4%		40,933

NET ASSETS — 100.0%		$9,568,352

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)
12,303	48,267	(58,350)		4,888	(1,273)	428	—	200	5,835
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)
5,738	21,893	(25,222)		2,225	(1,210)	111	—	100	3,424
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
18,551	—	(10,603	) (g)	—	—	7	—	7,948	7,948
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
6,027	183,182	(178,823)		—	—	98	—	10,386	10,386

42,619	253,342	(272,998)		7,113	(2,483)	644	—	18,634	27,593

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $137,611, which is 1.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $141,143.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	1	$62,470	$66,905	3/19/2021	$4,435

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$9,421,589	$—	$864	$9,422,453
Preferred Stocks (h)	77,107	—	—	77,107
Warrants (h)	266	—	—	266
Exchange-Traded Funds	9,259	—	—	9,259
Short-Term Investments (h)	18,334	—	—	18,334
Derivatives (i)
Futures Contracts	4,435	—	—	4,435

TOTAL	$9,530,990	$—	$864	$9,531,854

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2021, the amount of transfers between Level 1 and Level 3 was $1,151. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Australia — 7.1%
APA Group (a)	2,480	$17,837
ASX Ltd.	427	22,347
Aurizon Holdings Ltd.	4,360	12,861
AusNet Services	4,361	5,588
Australia & New Zealand Banking Group Ltd.	6,130	124,199
BlueScope Steel Ltd.	1,249	16,129
Brambles Ltd.	3,410	26,136
Coca-Cola Amatil Ltd.	1,052	10,906
Cochlear Ltd.	139	22,751
Coles Group Ltd.	2,859	33,932
Commonwealth Bank of Australia	3,859	243,672
Computershare Ltd.	1,024	10,520
Dexus REIT	2,311	15,924
Evolution Mining Ltd.	3,348	10,886
Fortescue Metals Group Ltd.	3,755	70,091
Goodman Group REIT	3,584	45,950
GPT Group REIT	4,236	14,003
Insurance Australia Group Ltd.	4,872	18,822
Lendlease Corp. Ltd. (a)	1,419	14,611
Macquarie Group Ltd.	739	81,518
Mirvac Group REIT	8,569	14,794
National Australia Bank Ltd.	7,137	136,147
Newcrest Mining Ltd.	1,772	33,803
Northern Star Resources Ltd.	2,383	18,837
Orica Ltd.	790	7,682
Ramsay Health Care Ltd.	385	19,672
SEEK Ltd.	687	13,669
Stockland REIT	4,988	16,103
Suncorp Group Ltd.	2,808	21,609
Sydney Airport* (a)	2,981	13,524
Telstra Corp. Ltd.	8,847	21,096
Transurban Group (a)	5,864	58,111
Vicinity Centres REIT	6,614	8,398
Woodside Petroleum Ltd.	2,046	38,919

(Cost $1,099,096)		1,241,047

Austria — 0.3%
Erste Group Bank AG*	607	20,107
OMV AG	311	15,047
voestalpine AG	227	9,048

(Cost $35,732)		44,202

Belgium — 0.7%
Etablissements Franz Colruyt NV	128	7,712
KBC Group NV*	528	38,210
Solvay SA	156	19,143
UCB SA	272	27,218
Umicore SA	438	25,870

(Cost $107,844)		118,153

Denmark — 3.5%
Chr Hansen Holding A/S*	228	19,680
Coloplast A/S, Class B	255	39,077
Demant A/S*	255	10,568
Genmab A/S*	141	47,643

	Number of Shares	Value
Denmark (Continued)
GN Store Nord AS	282	$23,844
H Lundbeck A/S	144	5,517
Novo Nordisk A/S, Class B	3,689	263,717
Novozymes A/S, Class B*	459	28,531
Orsted AS, 144A	418	68,094
Pandora A/S	222	21,728
Tryg A/S	274	8,677
Vestas Wind Systems A/S	425	80,092

(Cost $461,739)		617,168

Finland — 1.0%
Elisa OYJ	314	18,809
Kesko OYJ, Class B	527	13,459
Neste OYJ	909	60,088
Orion OYJ, Class B	215	8,865
Stora Enso OYJ, Class R	1,286	25,482
UPM-Kymmene OYJ	1,131	43,381
Wartsila OYJ Abp	941	10,853

(Cost $150,200)		180,937

France — 10.1%
Accor SA*	368	15,437
Air Liquide SA (b)	1,023	154,842
Amundi SA, 144A*	136	10,400
Atos SE*	227	17,805
AXA SA	4,161	105,053
Bouygues SA	510	20,775
Carrefour SA	1,331	23,337
Cie de Saint-Gobain*	1,127	60,764
Cie Generale des Etablissements Michelin SCA	376	54,653
CNP Assurances*	379	6,859
Covivio REIT	94	7,947
Credit Agricole SA*	2,603	36,698
Danone SA	1,330	91,146
Dassault Systemes SE	283	59,049
Eiffage SA*	177	18,296
EssilorLuxottica SA	616	100,940
Eurazeo SE*	72	5,362
Gecina SA REIT	89	12,391
Getlink SE*	904	14,890
Kering SA	166	105,763
Klepierre SA REIT (b)	425	10,085
L’Oreal SA	546	200,676
Natixis SA*	2,008	9,837
Orange SA	4,303	49,869
Publicis Groupe SA	486	28,634
Schneider Electric SE	1,156	172,377
SEB SA	49	8,844
Teleperformance	130	46,249
TOTAL SE (b)	5,426	252,741
Ubisoft Entertainment SA*	199	16,324
Unibail-Rodamco-Westfield REIT	299	22,073
Valeo SA	517	18,349
Wendel SE	58	6,667

(Cost $1,592,844)		1,765,132

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Germany — 8.9%
adidas AG*	417	$146,228
Allianz SE	899	218,023
BASF SE	1,992	163,764
Bayerische Motoren Werke AG	733	63,615
Beiersdorf AG	214	21,274
Commerzbank AG*	2,223	14,652
Delivery Hero SE, 144A*	283	36,308
Deutsche Boerse AG	407	66,964
Deutsche Wohnen SE	739	34,938
HeidelbergCement AG	316	25,115
Henkel AG & Co. KGaA	219	19,511
Merck KGaA	286	46,709
MTU Aero Engines AG	115	27,499
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	304	89,666
SAP SE	2,274	281,704
Siemens AG	1,644	255,383
Symrise AG	273	32,050
Telefonica Deutschland Holding AG	2,312	6,202

(Cost $1,382,646)		1,549,605

Hong Kong — 1.8%
ASM Pacific Technology Ltd.	540	7,511
BOC Hong Kong Holdings Ltd.	8,054	26,787
Hang Seng Bank Ltd.	1,659	32,079
HKT Trust & HKT Ltd. (a)	7,739	10,515
Hong Kong & China Gas Co. Ltd.	22,368	33,736
Hong Kong Exchanges & Clearing Ltd.	2,623	160,004
MTR Corp. Ltd.	3,789	22,737
PCCW Ltd.	8,041	4,613
Swire Pacific Ltd., Class A	1,081	7,922
Swire Properties Ltd.	2,436	7,835

(Cost $258,317)		313,739

Ireland — 0.9%
CRH PLC	1,691	73,481
DCC PLC	215	17,344
Kerry Group PLC, Class A	344	41,734
Kingspan Group PLC*	341	24,938

(Cost $138,380)		157,497

Israel — 0.2%
Bank Hapoalim BM*	2,198	15,592
Bank Leumi Le-Israel BM	2,858	17,471
Mizrahi Tefahot Bank Ltd.	306	7,331

(Cost $39,240)		40,394

Italy — 1.7%
Assicurazioni Generali SpA	2,226	42,015
Enel SpA	17,757	169,065
Intesa Sanpaolo SpA*	35,629	92,288

(Cost $269,149)		303,368

Japan — 27.1%
Aeon Co. Ltd.	1,400	42,089
Ajinomoto Co., Inc.	1,100	21,878
ANA Holdings, Inc.*	300	7,192
Asahi Kasei Corp.	2,700	29,043

	Number of Shares	Value
Japan (Continued)
Astellas Pharma, Inc.	4,000	$62,850
Bridgestone Corp.	1,200	46,867
Capcom Co. Ltd.	200	12,164
Casio Computer Co. Ltd.	400	7,704
Central Japan Railway Co.	310	50,658
Chugai Pharmaceutical Co. Ltd.	1,398	62,499
CyberAgent, Inc.	228	13,739
Dai Nippon Printing Co. Ltd.	565	10,150
Daifuku Co. Ltd.	166	15,861
Dai-ichi Life Holdings, Inc.	2,400	42,103
Daiichi Sankyo Co. Ltd.	3,700	104,534
Daikin Industries Ltd.	554	107,742
Daiwa House Industry Co. Ltd.	1,200	33,824
Denso Corp.	960	57,560
East Japan Railway Co.	679	50,074
Eisai Co. Ltd.	558	38,333
ENEOS Holdings, Inc.	6,800	29,851
Fast Retailing Co. Ltd.	128	126,150
Fujitsu Ltd.	459	66,175
Hankyu Hanshin Holdings, Inc.	500	16,590
Hino Motors Ltd.	700	6,570
Hirose Electric Co. Ltd.	40	5,834
Hitachi Construction Machinery Co. Ltd.	200	6,148
Hitachi Metals Ltd.	600	9,512
Honda Motor Co. Ltd.	3,500	95,647
Hulic Co. Ltd.	800	8,921
Inpex Corp.	2,300	16,925
Isuzu Motors Ltd.	1,200	12,547
Japan Retail Fund Investment Corp. REIT (b)	13	12,849
JFE Holdings, Inc.*	1,100	11,543
Kajima Corp.	1,100	14,021
Kansai Paint Co. Ltd.	300	7,834
Kao Corp.	1,084	72,687
KDDI Corp.	3,500	108,081
Keio Corp.	239	17,834
Keyence Corp.	394	186,978
Kikkoman Corp.	300	19,795
Kobayashi Pharmaceutical Co. Ltd.	80	7,554
Kobe Bussan Co. Ltd.	200	5,134
Komatsu Ltd.	1,800	53,895
Konami Holdings Corp.	200	12,821
Kubota Corp.	2,300	51,973
Kuraray Co. Ltd.	700	7,832
Kurita Water Industries Ltd.	200	8,091
Kyushu Railway Co.	230	5,984
Lawson, Inc.	100	4,670
Marubeni Corp.	3,600	26,752
Marui Group Co. Ltd.	400	7,588
Mazda Motor Corp.	1,300	10,237
Mercari, Inc.*	150	7,209
Mitsubishi Chemical Holdings Corp.	2,600	18,054
Mitsubishi Estate Co. Ltd.	2,500	43,129
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	5,360
Mitsui Chemicals, Inc.	300	9,236
Mitsui Fudosan Co. Ltd.	2,000	45,054
Miura Co. Ltd.	200	10,344

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Mizuho Financial Group, Inc.	5,190	$75,945
MS&AD Insurance Group Holdings, Inc.	1,000	28,158
Murata Manufacturing Co. Ltd.	1,250	106,544
Nabtesco Corp.	250	10,606
Nagoya Railroad Co. Ltd.	300	7,614
NEC Corp.	600	32,664
NGK Insulators Ltd.	600	10,588
NGK Spark Plug Co. Ltd.	200	3,383
Nintendo Co. Ltd.	239	145,253
Nippon Building Fund, Inc. REIT	3	18,331
Nippon Express Co. Ltd.	100	7,434
Nippon Paint Holdings Co. Ltd.	350	26,018
Nippon Prologis REIT, Inc. REIT	4	12,240
Nippon Shinyaku Co. Ltd.	50	3,393
Nippon Yusen KK	300	8,602
Nissin Foods Holdings Co. Ltd.	100	7,556
Nitori Holdings Co. Ltd.	144	26,863
Nitto Denko Corp.	350	29,862
Nomura Real Estate Holdings, Inc.	200	4,503
Nomura Real Estate Master Fund, Inc. REIT	11	16,468
Nomura Research Institute Ltd.	700	21,748
NSK Ltd.	800	7,832
Obayashi Corp.	1,300	11,140
Odakyu Electric Railway Co. Ltd.	700	20,466
Omron Corp.	413	33,260
Ono Pharmaceutical Co. Ltd.	800	21,506
Oriental Land Co. Ltd.	465	77,864
ORIX Corp.	2,800	47,346
Osaka Gas Co. Ltd.	900	16,101
Otsuka Corp.	250	11,615
Panasonic Corp.	4,900	62,802
Rakuten, Inc.	1,800	20,122
Recruit Holdings Co. Ltd.	2,900	143,748
Resona Holdings, Inc.	4,600	18,467
Rohm Co. Ltd.	150	14,741
Santen Pharmaceutical Co. Ltd.	900	12,350
SCSK Corp.	100	5,885
Secom Co. Ltd.	440	38,103
Sega Sammy Holdings, Inc.	300	5,038
Sekisui Chemical Co. Ltd.	900	16,008
Sekisui House Ltd.	1,300	24,367
Seven & i Holdings Co. Ltd.	1,600	60,627
SG Holdings Co. Ltd.	700	16,084
Sharp Corp.	500	9,447
Shimadzu Corp.	440	15,818
Shimizu Corp.	1,200	9,067
Shin-Etsu Chemical Co. Ltd.	793	129,140
Shionogi & Co. Ltd.	600	30,484
Shiseido Co. Ltd.	850	63,132
SoftBank Corp.	6,000	81,153
Sohgo Security Services Co. Ltd.	100	4,505
Sompo Holdings, Inc.	740	28,339
Sony Corp.	2,705	282,332
Stanley Electric Co. Ltd.	200	5,923
Sumitomo Chemical Co. Ltd.	3,300	15,952
Sumitomo Metal Mining Co. Ltd.	453	21,863

	Number of Shares	Value
Japan (Continued)
Sumitomo Mitsui Trust Holdings, Inc.	700	$23,009
Suntory Beverage & Food Ltd.	300	10,264
Sysmex Corp.	350	36,416
T&D Holdings, Inc.	1,200	16,174
Taisei Corp.	374	13,182
Takeda Pharmaceutical Co. Ltd.	3,450	115,993
TDK Corp.	275	39,337
Teijin Ltd.	400	6,871
Tobu Railway Co. Ltd.	400	11,376
Toho Gas Co. Ltd.	200	11,751
Tokyo Century Corp.	100	6,514
Tokyo Electron Ltd.	323	132,032
Tokyo Gas Co. Ltd.	900	18,601
Tokyu Corp.	1,100	15,115
Toppan Printing Co. Ltd.	500	7,847
Toray Industries, Inc.	3,300	21,577
TOTO Ltd.	300	18,050
Toyo Suisan Kaisha Ltd.	150	6,392
Toyoda Gosei Co. Ltd.	100	2,592
Toyota Tsusho Corp.	400	16,745
Unicharm Corp.	900	35,615
USS Co. Ltd.	600	11,399
West Japan Railway Co.	350	21,399
Yakult Honsha Co. Ltd.	280	13,850
Yamada Holdings Co. Ltd.	1,300	6,211
Yamaha Corp.	319	17,755
Yamaha Motor Co. Ltd.	700	15,237
Yaskawa Electric Corp.	501	25,017
Yokogawa Electric Corp.	500	9,461
Z Holdings Corp.	5,900	35,913
ZOZO, Inc.	200	6,251

(Cost $3,988,310)		4,724,619

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $12,720)	388	12,129

Luxembourg — 0.1%
SES SA	762	6,119
Tenaris SA	1,048	10,998

(Cost $23,682)		17,117

Netherlands — 6.5%
Aegon NV	3,937	18,905
Akzo Nobel NV	411	42,683
ASML Holding NV	919	519,090
ING Groep NV	8,365	91,777
JDE Peet’s NV*	157	6,413
Koninklijke Ahold Delhaize NV	2,393	63,437
Koninklijke DSM NV	360	59,668
Koninklijke KPN NV	7,547	24,807
Koninklijke Philips NV*	1,965	107,223
Koninklijke Vopak NV	143	6,858
NN Group NV	629	29,165
Prosus NV*	1,034	123,072
Wolters Kluwer NV	583	46,478

(Cost $791,963)		1,139,576

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
New Zealand — 0.5%
Auckland International Airport Ltd.*	2,678	$14,701
Fisher & Paykel Healthcare Corp. Ltd.	1,260	26,797
Mercury NZ Ltd.	1,617	7,113
Meridian Energy Ltd.	2,640	10,942
Ryman Healthcare Ltd.	810	8,628
Spark New Zealand Ltd.	4,449	14,848

(Cost $72,650)		83,029

Norway — 0.5%
Mowi ASA	921	22,394
Norsk Hydro ASA	2,694	15,015
Orkla ASA	1,726	16,005
Schibsted ASA, Class B*	202	6,985
Telenor ASA	1,598	26,006

(Cost $81,914)		86,405

Portugal — 0.1%
Galp Energia SGPS SA	1,052	11,855
Jeronimo Martins SGPS SA	540	8,422

(Cost $25,060)		20,277

Singapore — 1.4%
Ascendas Real Estate Investment Trust REIT	6,915	15,289
CapitaLand Integrated Commercial Trust REIT	9,684	15,294
CapitaLand Ltd.	5,700	13,632
City Developments Ltd.	1,100	6,089
DBS Group Holdings Ltd.	3,824	76,612
Keppel Corp. Ltd.	3,300	12,607
Singapore Airlines Ltd.*	3,150	11,797
Singapore Exchange Ltd.	1,900	14,275
Singapore Telecommunications Ltd.	17,600	31,105
United Overseas Bank Ltd.	2,600	48,258
UOL Group Ltd.	1,100	6,113

(Cost $234,046)		251,071

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	14,389	80,393
CaixaBank SA	7,279	21,267
Iberdrola SA	13,102	165,791
Industria de Diseno Textil SA	2,392	79,292
Naturgy Energy Group SA	631	15,862
Red Electrica Corp. SA	805	13,548
Repsol SA	3,335	42,160
Telefonica SA	10,988	47,027

(Cost $447,347)		465,340

Sweden — 3.4%
Assa Abloy AB, Class B	2,075	52,294
Atlas Copco AB, Class A	1,434	82,301
Atlas Copco AB, Class B	902	43,961
Boliden AB	597	23,773
Electrolux AB, Series B	523	12,418
Essity AB, Class B	1,318	39,822
Hennes & Mauritz AB, Class B*	1,699	40,250
Husqvarna AB, Class B	888	10,920
ICA Gruppen AB (b)	223	10,643

	Number of Shares	Value
Sweden (Continued)
Investment AB Latour, Class B	314	$7,188
Kinnevik AB, Class B*	509	23,777
Sandvik AB*	2,409	65,014
Skandinaviska Enskilda Banken AB, Class A*	3,499	40,480
Skanska AB, Class B	715	17,432
SKF AB, Class B	811	22,215
Svenska Cellulosa AB SCA, Class B*	1,249	21,597
Svenska Handelsbanken AB, Class A*	3,376	35,777
Tele2 AB, Class B	1,067	13,534
Telia Co. AB	5,564	22,594

(Cost $455,982)		585,990

Switzerland — 8.5%
ABB Ltd.	3,982	114,890
Adecco Group AG	345	21,752
Alcon, Inc.*	1,057	73,020
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	42,113
Cie Financiere Richemont SA, Class A	1,130	109,318
Clariant AG	415	8,714
Coca-Cola HBC AG*	438	13,705
Givaudan SA	19	71,924
Kuehne + Nagel International AG	120	28,592
Lonza Group AG	162	102,679
Roche Holding AG	1,521	500,588
SGS SA	13	37,264
Sika AG	306	81,190
Sonova Holding AG*	118	30,344
Straumann Holding AG	23	27,921
Swiss Re AG	606	57,193
Swisscom AG	57	28,742
Zurich Insurance Group AG	329	135,009

(Cost $1,247,788)		1,484,958

United Arab Emirates — 0.0%
NMC Health PLC* (c) (Cost $6,025)	144	0

United Kingdom — 11.9%
3i Group PLC	2,057	31,836
Associated British Foods PLC*	751	24,863
Aviva PLC	8,429	42,648
Barratt Developments PLC*	2,146	19,934
Berkeley Group Holdings PLC	273	15,469
British Land Co. PLC REIT	1,955	13,382
BT Group PLC*	19,212	33,186
Burberry Group PLC*	857	21,753
CNH Industrial NV*	2,329	34,602
Coca-Cola European Partners PLC	449	22,876
Compass Group PLC*	3,872	78,766
Croda International PLC	318	27,423
Ferguson PLC	486	57,293
GlaxoSmithKline PLC	10,833	180,354
Informa PLC*	3,219	24,789
InterContinental Hotels Group PLC*	386	26,994
J Sainsbury PLC	3,641	11,515
JD Sports Fashion PLC*	993	11,529

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Johnson Matthey PLC	438	$18,708
Kingfisher PLC*	4,702	17,447
Land Securities Group PLC REIT	1,320	12,272
Legal & General Group PLC	12,995	47,110
London Stock Exchange Group PLC	686	92,246
Mondi PLC	1,037	25,002
National Grid PLC	7,549	85,110
Next PLC*	284	30,018
Pearson PLC	1,624	17,052
Prudential PLC	5,707	112,384
Reckitt Benckiser Group PLC	1,556	130,527
RELX PLC	4,117	97,420
Rentokil Initial PLC*	3,997	26,080
RSA Insurance Group PLC	2,248	21,227
Sage Group PLC	2,357	18,408
Schroders PLC	261	12,783
Segro PLC REIT	2,646	33,657
Smith & Nephew PLC	1,861	36,049
Spirax-Sarco Engineering PLC	167	25,006
SSE PLC	2,235	41,387
Standard Chartered PLC*	5,944	38,402
Standard Life Aberdeen PLC	4,920	21,379
Taylor Wimpey PLC*	8,050	17,737
Tesco PLC	17,447	54,835
Unilever PLC	5,661	295,454
Whitbread PLC*	429	20,363
Wm Morrison Supermarkets PLC	4,870	11,633
WPP PLC	2,693	32,146

(Cost $2,019,339)		2,071,054

TOTAL COMMON STOCKS (Cost $14,942,013)		17,272,807

	Number of Shares	Value
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	97	$6,599
Henkel AG & Co. KGaA	393	38,916
Sartorius AG	80	41,308

(Cost $71,909)		86,823

TOTAL PREFERRED STOCKS (Cost $71,909)		86,823

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	1,880	665

EXCHANGE-TRADED FUNDS — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF (b) (Cost $18,392)	300	22,206

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $80,946)	80,946	80,946

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $213)	213	213

TOTAL INVESTMENTS — 100.1% (Cost $15,113,473)		$17,463,660
Other assets and liabilities, net — (0.1%)		(17,494)

NET ASSETS — 100.0%		$17,446,166

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
55,300	25,646	(f)	—	—	—	12	—	80,946	80,946

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
143	204,650		(204,580)	—	—	—	—	213	213

55,443	230,296		(204,580)	—	—	12	—	81,159	81,159

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $419,704, which is 2.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $371,708.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX 50 Futures	EUR	1	$44,012	$44,024	3/19/2021	$12
MINI TOPIX Index Futures	JPY	1	16,535	17,604	3/11/2021	1,069

Total unrealized appreciation						$1,081

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$17,272,807	$—	$0	$17,272,807
Preferred Stocks	86,823	—	—	86,823
Warrants	665	—	—	665
Exchange-Traded Funds	22,206	—	—	22,206
Short-Term Investments (g)	81,159	—	—	81,159
Derivatives (h)
Futures Contracts	1,081	—	—	1,081

TOTAL	$17,464,741	$—	$0	$17,464,741

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.2%
Argentina — 0.2%
Globant SA* (Cost $15,652)	121	$25,981

Brazil — 2.1%
Atacadao SA	978	3,336
B2W Cia Digital*	715	10,520
B3 SA — Brasil Bolsa Balcao	6,546	63,780
Banco do Brasil SA	2,439	12,276
Banco Santander Brasil SA	1,141	7,655
Cosan SA	386	5,638
CPFL Energia SA	546	2,828
Energisa SA	424	3,322
Equatorial Energia SA	3,207	11,567
Klabin SA*	2,232	11,803
Localiza Rent a Car SA	1,953	20,325
Lojas Renner SA	2,311	15,202
Natura & Co. Holding SA*	2,826	23,412
Notre Dame Intermedica Participacoes SA	1,672	26,017
Telefonica Brasil SA	1,441	11,377
TIM SA	1,887	4,334
Ultrapar Participacoes SA*	2,334	8,091
Via Varejo S/A*	4,067	8,662
WEG SA	2,586	36,217

(Cost $291,908)		286,362

Chile — 0.4%
Cencosud Shopping SA	1,212	2,397
Empresas CMPC SA	3,492	10,190
Empresas COPEC SA	1,314	14,828
Enel Americas SA	104,345	15,893
Falabella SA	2,539	10,529

(Cost $61,175)		53,837

China — 35.8%
360 Security Technology, Inc., Class A	800	1,988
3SBio, Inc., 144A*	3,404	3,388
51job, Inc., ADR*	71	4,658
AAC Technologies Holdings, Inc. (a)	2,643	14,242
Air China Ltd., Class A	1,000	1,248
Air China Ltd., Class H	5,074	4,186
Alibaba Group Holding Ltd., ADR*	5,816	1,382,812
A-Living Smart City Services Co. Ltd., 144A	1,464	6,134
Angel Yeast Co. Ltd., Class A	200	1,648
Bank of Shanghai Co. Ltd., Class A	2,300	2,974
Baoshan Iron & Steel Co. Ltd., Class A	2,900	3,365
BBMG Corp., Class A	2,500	1,103
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	600	4,373
BYD Co. Ltd., Class A	300	9,133
BYD Co. Ltd., Class H	2,485	63,171
BYD Electronic International Co. Ltd.	2,100	11,708
CanSino Biologics, Inc., Class H, 144A* (a)	200	9,514
China CITIC Bank Corp. Ltd., Class H	23,852	11,254
China Conch Venture Holdings Ltd.	5,209	23,166

	Number of Shares	Value
China (Continued)
China Construction Bank Corp., Class A	1,800	$2,017
China Construction Bank Corp., Class H	299,015	240,142
China Eastern Airlines Corp. Ltd., Class A	1,600	1,165
China Everbright Bank Co. Ltd., Class H	9,368	4,058
China Feihe Ltd., 144A	4,000	10,957
China Jushi Co. Ltd., Class A	900	3,118
China Lesso Group Holdings Ltd.	3,014	5,572
China Literature Ltd., 144A*	934	8,705
China Medical System Holdings Ltd.	3,767	5,886
China Merchants Bank Co. Ltd., Class H	12,345	94,767
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,500	2,977
China Minsheng Banking Corp. Ltd., Class H	18,509	11,047
China Molybdenum Co. Ltd., Class A	3,300	3,412
China Molybdenum Co. Ltd., Class H	8,614	6,663
China National Software & Service Co. Ltd., Class A	100	898
China Resources Pharmaceutical Group Ltd., 144A	4,506	2,875
China Vanke Co. Ltd., Class A	1,900	9,705
China Vanke Co. Ltd., Class H	5,288	22,427
CIFI Holdings Group Co. Ltd.	10,692	10,131
CITIC Ltd.	20,062	16,991
Contemporary Amperex Technology Co. Ltd., Class A	404	20,090
Country Garden Services Holdings Co. Ltd.	4,376	35,990
CSPC Pharmaceutical Group Ltd.	27,027	28,221
Dali Foods Group Co. Ltd., 144A	5,848	3,558
ENN Energy Holdings Ltd.	2,463	37,751
Eve Energy Co. Ltd., Class A	380	5,014
Fosun International Ltd.	9,034	13,556
GEM Co. Ltd., Class A	2,100	2,434
Genscript Biotech Corp.*	2,612	4,505
GoerTek, Inc., Class A	600	2,963
Gotion High-tech Co. Ltd., Class A*	400	2,277
Greenland Holdings Corp. Ltd., Class A	1,200	1,043
Greentown Service Group Co. Ltd.	4,970	5,049
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,337
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	100	2,113
Guangzhou R&F Properties Co. Ltd., Class H	5,200	6,945
Hansoh Pharmaceutical Group Co. Ltd., 144A*	3,817	19,436
Huadong Medicine Co. Ltd., Class A	400	1,965
Huaxia Bank Co. Ltd., Class A	2,100	2,022
Industrial Bank Co. Ltd., Class A	4,000	15,235
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	900	6,003
Jinke Properties Group Co. Ltd., Class A	1,400	1,610
Kingdee International Software Group Co. Ltd.*	7,191	25,817
KWG Group Holdings Ltd.	3,000	4,548

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Lenovo Group Ltd.	20,046	$25,350
Logan Group Co. Ltd.	4,000	6,229
Longfor Group Holdings Ltd., 144A	5,345	31,695
Meituan, Class B, 144A*	11,062	484,841
Microport Scientific Corp.	2,673	15,730
NARI Technology Co. Ltd., Class A	800	3,505
NIO, Inc., ADR*	3,959	181,243
Offshore Oil Engineering Co. Ltd., Class A	100	76
Ovctek China, Inc., Class A	100	1,438
Ping An Healthcare and Technology Co. Ltd., 144A* (a)	1,604	23,179
Poly Developments and Holdings Group Co. Ltd., Class A	2,000	4,796
Poly Property Services Co. Ltd.	200	1,316
Sangfor Technologies, Inc., Class A	100	4,094
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,634	13,108
Shanghai M&G Stationery, Inc., Class A	200	2,397
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	948
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,804
Shenzhen Inovance Technology Co. Ltd., Class A	300	3,949
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	200	12,902
Sichuan Chuantou Energy Co. Ltd., Class A	700	1,159
Sinopharm Group Co. Ltd., Class H	4,521	10,584
Sinotruk Hong Kong Ltd.	1,828	5,832
Suning.com Co. Ltd., Class A (b)	1,200	1,296
TCL Technology Group Corp., Class A	2,900	3,683
Tencent Holdings Ltd.	17,649	1,507,275
TravelSky Technology Ltd., Class H	2,000	5,048
Uni-President China Holdings Ltd.	5,000	6,007
Unisplendour Corp. Ltd., Class A	840	2,786
Vipshop Holdings Ltd., ADR*	1,366	50,979
Want Want China Holdings Ltd.	17,000	12,272
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	300	1,303
WuXi AppTec Co. Ltd., Class A	280	6,209
WuXi AppTec Co. Ltd., Class H, 144A	935	19,490
Wuxi Biologics Cayman, Inc., 144A*	9,623	119,150
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	200	2,590
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,637
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	2,164	4,631
Yunnan Baiyao Group Co. Ltd., Class A	200	4,037
Zhejiang Expressway Co. Ltd., Class H	6,006	5,242
Zhejiang Huayou Cobalt Co. Ltd., Class A*	200	2,757
Zhengzhou Yutong Bus Co. Ltd., Class A	600	1,406

	Number of Shares	Value
China (Continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,100	$4,660
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,978	4,538

(Cost $3,368,527)		4,878,231

Colombia — 0.1%
Bancolombia SA (Cost $5,189)	720	6,252

Cyprus — 0.1%
Polymetal International PLC (Cost $11,017)	752	14,972

Czech Republic — 0.1%
Komercni banka AS*	190	5,974
Moneta Money Bank AS, 144A*	1,651	6,048

(Cost $11,262)		12,022

Egypt — 0.1%
Commercial International Bank Egypt SAE (Cost $14,426)	4,321	17,163

Greece — 0.1%
Hellenic Telecommunications Organization SA (Cost $10,954)	830	12,835

Hong Kong — 2.3%
Alibaba Health Information Technology Ltd.*	12,046	40,374
Beijing Enterprises Water Group Ltd.*	18,000	7,123
China Everbright Environment Group Ltd.	10,098	5,780
China Gas Holdings Ltd.	8,636	34,790
China Mengniu Dairy Co. Ltd.*	8,969	49,023
China Overseas Land & Investment Ltd.	12,783	32,364
China Overseas Property Holdings Ltd.	3,000	1,976
China Resources Gas Group Ltd.	2,662	13,297
Geely Automobile Holdings Ltd.	18,669	60,647
Hutchison China MediTech Ltd., ADR*	205	5,892
Lee & Man Paper Manufacturing Ltd.	4,038	3,743
Shenzhen Investment Ltd.	9,074	3,263
Sino Biopharmaceutical Ltd.	31,360	34,888
Sun Art Retail Group Ltd.	5,000	4,318
Vinda International Holdings Ltd.	1,000	2,984
Wharf Holdings Ltd.	5,345	12,609

(Cost $264,341)		313,071

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC*	1,212	8,753
OTP Bank Nyrt*	694	31,732
Richter Gedeon Nyrt	442	12,689

(Cost $52,612)		53,174

India — 10.0%
Adani Green Energy Ltd.*	1,189	18,767
Ambuja Cements Ltd.	2,157	8,028
Asian Paints Ltd.	1,210	37,496

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
India (Continued)
Axis Bank Ltd.*	7,236	$71,370
Berger Paints India Ltd.	494	4,570
Bharat Petroleum Corp. Ltd.	1,946	11,913
Bharti Airtel Ltd.	7,500	56,777
Britannia Industries Ltd.	341	15,609
Colgate-Palmolive India Ltd.	386	8,306
Dabur India Ltd.	1,757	12,029
DLF Ltd.	1,419	5,841
Eicher Motors Ltd.	428	14,553
Godrej Consumer Products Ltd.*	1,199	11,199
Grasim Industries Ltd.	923	15,083
Havells India Ltd.	663	9,975
HCL Technologies Ltd.	3,456	42,771
Hero MotoCorp Ltd.	346	15,180
Hindalco Industries Ltd.	4,955	22,943
Hindustan Petroleum Corp. Ltd.	1,432	4,725
Hindustan Unilever Ltd.	2,621	76,044
Housing Development Finance Corp. Ltd.	5,326	184,049
Infosys Ltd.	3,814	65,048
Infosys Ltd., ADR	6,754	115,629
Lupin Ltd.	735	10,186
Mahindra & Mahindra Ltd.	2,546	27,939
Marico Ltd.	1,633	8,834
Nestle India Ltd.	107	23,445
Pidilite Industries Ltd.	401	9,200
Piramal Enterprises Ltd.	254	6,323
Reliance Industries Ltd.	8,744	248,190
Shree Cement Ltd.*	29	10,459
Siemens Ltd.	247	6,218
Tata Consultancy Services Ltd.	2,860	112,645
Tech Mahindra Ltd.	1,979	24,745
Titan Co. Ltd.	1,039	19,892
UPL Ltd.	1,411	10,782
Wipro Ltd.	3,444	19,229
Wipro Ltd., ADR	270	1,655

(Cost $1,158,873)		1,367,647

Indonesia — 1.5%
PT Bank Central Asia Tbk	31,150	73,391
PT Bank Mandiri Persero Tbk*	59,940	25,887
PT Bank Negara Indonesia Persero Tbk	21,263	8,884
PT Bank Rakyat Indonesia Persero Tbk*	176,972	58,535
PT Barito Pacific Tbk*	88,141	6,809
PT Indah Kiat Pulp & Paper Corp. Tbk	6,903	6,387
PT Indofood Sukses Makmur Tbk	15,203	6,459
PT Kalbe Farma Tbk	58,860	6,076
PT Perusahaan Gas Negara Tbk	39,187	3,963
PT Unilever Indonesia Tbk	22,952	11,282

(Cost $197,395)		207,673

Malaysia — 2.0%
AMMB Holdings Bhd	3,600	2,811
Axiata Group Bhd	7,483	6,563
CIMB Group Holdings Bhd	18,184	19,453
Dialog Group Bhd	11,900	9,496
DiGi.Com Bhd	11,200	10,238

	Number of Shares	Value
Malaysia (Continued)
Fraser & Neave Holdings Bhd	300	$2,317
HAP Seng Consolidated Bhd	1,600	3,364
Hartalega Holdings Bhd	5,500	13,589
IHH Healthcare Bhd	7,200	9,037
Kossan Rubber Industries	3,000	2,928
Kuala Lumpur Kepong Bhd	1,400	8,128
Malayan Banking Bhd	11,567	22,948
Malaysia Airports Holdings Bhd	2,600	3,848
Maxis Bhd	7,300	8,567
MISC Bhd	4,200	7,035
Nestle Malaysia Bhd	200	6,814
Petronas Dagangan Bhd	700	3,459
Petronas Gas Bhd	2,500	10,130
PPB Group Bhd	2,000	9,309
Press Metal Aluminium Holdings Bhd	4,900	11,731
Public Bank Bhd	45,175	46,431
QL Resources Bhd	5,700	8,661
RHB Bank Bhd	4,000	5,356
Sime Darby Bhd	7,200	4,038
Supermax Corp. Bhd	4,177	4,995
Telekom Malaysia Bhd	3,000	4,551
Top Glove Corp. Bhd	14,400	18,643
Westports Holdings Bhd	2,700	2,722

(Cost $270,048)		267,162

Mexico — 1.0%
Arca Continental SAB de CV	1,585	7,183
Cemex SAB de CV, Series CPO*	46,701	31,133
Coca-Cola Femsa SAB de CV	1,578	6,625
Fomento Economico Mexicano SAB de CV	6,030	41,278
Gruma SAB de CV, Class B	680	7,415
Grupo Aeroportuario del Sureste SAB de CV, Class B*	741	13,871
Grupo Bimbo SAB de CV, Series A	5,449	10,241
Industrias Penoles SAB de CV*	521	7,155
Infraestructura Energetica Nova SAB de CV*	1,696	5,905
Kimberly-Clark de Mexico SAB de CV, Class A	4,607	7,370

(Cost $138,219)		138,176

Philippines — 0.9%
Ayala Corp.	860	13,258
Ayala Land, Inc.	25,400	20,442
Bank of the Philippine Islands	5,680	10,419
BDO Unibank, Inc.	6,150	13,372
JG Summit Holdings, Inc.	8,990	11,942
Manila Electric Co.	680	3,798
Metropolitan Bank & Trust Co.	5,346	5,586
SM Investments Corp.	752	15,638
SM Prime Holdings, Inc.	29,400	21,905
Universal Robina Corp.	2,810	7,396

(Cost $123,861)		123,756

Poland — 0.8%
Bank Polska Kasa Opieki SA*	608	11,067
CD Projekt SA*	194	12,323

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Poland (Continued)
Cyfrowy Polsat SA	669	$5,137
KGHM Polska Miedz SA*	442	22,469
Orange Polska SA*	2,422	4,106
Polski Koncern Naftowy ORLEN SA	855	13,506
Powszechna Kasa Oszczednosci Bank Polski SA*	2,650	21,443
Powszechny Zaklad Ubezpieczen SA*	1,882	14,789
Santander Bank Polska SA*	118	6,666

(Cost $128,306)		111,506

Qatar — 0.6%
Commercial Bank PSQC	3,856	4,532
Ooredoo QPSC	2,200	4,652
Qatar Fuel QSC	1,040	4,820
Qatar National Bank QPSC	14,672	69,497

(Cost $88,774)		83,501

Romania — 0.1%
NEPI Rockcastle PLC (Cost $10,321)	1,367	8,374

Russia — 1.9%
Gazprom PJSC	36,055	105,885
LUKOIL PJSC	1,271	95,550
LUKOIL PJSC, ADR	1	74
Mobile TeleSystems PJSC, ADR	1,423	11,697
Moscow Exchange MICEX-RTS PJSC	3,823	8,871
Novolipetsk Steel PJSC	4,211	12,648
PhosAgro PJSC, GDR	402	7,051
Polyus PJSC	97	18,278

(Cost $247,474)		260,054

Saudi Arabia — 1.3%
Almarai Co. JSC	752	10,226
Bank AlBilad	1,128	9,910
Banque Saudi Fransi	1,944	14,461
Samba Financial Group	3,176	28,580
Saudi Arabian Mining Co.*	1,454	19,927
Saudi Basic Industries Corp.	2,820	80,153
Savola Group	848	8,513

(Cost $165,591)		171,770

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $4,197)	534	5,163

South Africa — 5.5%
Absa Group Ltd.	2,322	18,602
Anglo American Platinum Ltd.	158	19,134
Aspen Pharmacare Holdings Ltd.*	1,218	11,455
Bid Corp. Ltd.	1,069	19,998
Bidvest Group Ltd.	802	8,909
Capitec Bank Holdings Ltd.*	190	16,794
Clicks Group Ltd.	671	10,843
FirstRand Ltd.	13,737	45,638
Gold Fields Ltd.	2,674	22,206
Growthpoint Properties Ltd. REIT	10,576	9,545
Impala Platinum Holdings Ltd.	2,420	39,316
Kumba Iron Ore Ltd.	215	9,212

	Number of Shares	Value
South Africa (Continued)
Mr Price Group Ltd.	869	$10,007
MTN Group Ltd.	5,464	26,223
MultiChoice Group	1,450	12,220
Naspers Ltd., Class N	1,331	309,148
Nedbank Group Ltd.	1,290	11,126
Northam Platinum Ltd.*	1,038	15,207
Old Mutual Ltd.	13,451	11,945
Remgro Ltd.	1,691	11,568
Sanlam Ltd.	5,552	22,279
Shoprite Holdings Ltd.	1,558	13,688
SPAR Group Ltd.	679	8,534
Standard Bank Group Ltd.	4,020	35,300
Vodacom Group Ltd.	2,071	17,034
Woolworths Holdings Ltd.	3,237	9,859

(Cost $752,279)		745,790

South Korea — 6.3%
Amorepacific Corp.	103	21,498
AMOREPACIFIC Group	67	3,858
BGF retail Co. Ltd.	19	2,689
CJ CheilJedang Corp.	29	10,493
CJ Corp.	40	3,300
Doosan Bobcat, Inc.*	91	2,620
GS Engineering & Construction Corp.	161	5,209
GS Holdings Corp.	140	4,860
Hana Financial Group, Inc.	901	29,713
Hankook Tire & Technology Co. Ltd.	235	9,967
Hanwha Solutions Corp.*	417	16,721
Hyundai Heavy Industries Holdings Co. Ltd.	29	6,982
Hyundai Marine & Fire Insurance Co. Ltd.	172	3,353
KB Financial Group, Inc.	1,237	48,225
Korea Gas Corp.*	80	2,268
LG Chem Ltd.	140	103,551
LG Corp.	270	22,566
LG Display Co. Ltd.	662	13,317
LG Electronics, Inc.	337	43,943
LG Household & Health Care Ltd.	31	41,747
LG Innotek Co. Ltd.	54	9,565
Lotte Chemical Corp.	49	13,869
Lotte Corp.	68	2,034
NAVER Corp.	378	126,168
Samsung Card Co. Ltd.	58	1,701
Samsung Electro-Mechanics Co. Ltd.	169	28,505
Samsung Fire & Marine Insurance Co. Ltd.	94	14,474
Samsung SDI Co. Ltd.	167	100,185
Shinhan Financial Group Co. Ltd.	1,322	38,772
SK Holdings Co. Ltd.	110	25,701
SK Innovation Co. Ltd.*	171	39,649
SK Telecom Co. Ltd.	129	28,418
S-Oil Corp.*	147	11,122
Woori Financial Group, Inc.	1,640	13,984
Yuhan Corp.	188	10,375

(Cost $686,201)		861,402

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Taiwan — 20.0%
Accton Technology Corp.	1,337	$12,601
Acer, Inc.	10,023	9,662
Advantech Co. Ltd.	1,387	18,052
ASE Technology Holding Co. Ltd.	10,740	39,910
AU Optronics Corp.*	28,888	19,603
Catcher Technology Co. Ltd.	2,207	15,214
Cathay Financial Holding Co. Ltd.	24,730	37,247
Chailease Holding Co. Ltd.	4,248	26,233
Cheng Shin Rubber Industry Co. Ltd.	3,417	5,294
Chicony Electronics Co. Ltd.	1,000	3,368
China Steel Corp.	34,660	30,799
Chunghwa Telecom Co. Ltd.	11,346	44,606
Compal Electronics, Inc.	13,364	10,652
CTBC Financial Holding Co. Ltd.	56,511	40,579
Delta Electronics, Inc.	5,831	58,723
E.Sun Financial Holding Co. Ltd.	35,568	32,245
Evergreen Marine Corp. Taiwan Ltd.*	8,766	11,944
Far Eastern New Century Corp.	8,978	9,332
Far EasTone Telecommunications Co. Ltd.	4,382	9,723
First Financial Holding Co. Ltd.	32,435	24,280
Fubon Financial Holding Co. Ltd.	20,634	36,967
Hiwin Technologies Corp.	820	11,747
Hotai Motor Co. Ltd.	953	20,222
Hua Nan Financial Holdings Co. Ltd.	28,625	18,653
Innolux Corp.*	23,001	14,039
Inventec Corp.	6,889	6,134
Lite-On Technology Corp.	7,351	15,677
MediaTek, Inc.	4,656	149,781
Micro-Star International Co. Ltd.	2,004	10,721
Nan Ya Plastics Corp.	17,095	44,621
President Chain Store Corp.	1,573	14,797
Quanta Computer, Inc.	9,691	29,575
Ruentex Development Co. Ltd.	2,002	2,997
SinoPac Financial Holdings Co. Ltd.	29,839	12,481
Taishin Financial Holding Co. Ltd.	33,098	15,389
Taiwan Business Bank	15,197	5,167
Taiwan High Speed Rail Corp.	4,767	5,160
Taiwan Mobile Co. Ltd.	5,413	18,871
Taiwan Semiconductor Manufacturing Co. Ltd.	75,631	1,645,539
Uni-President Enterprises Corp.	16,023	38,659
United Microelectronics Corp.	35,027	68,161
Vanguard International Semiconductor Corp.	2,673	11,132
Win Semiconductors Corp.	935	12,773
Wistron Corp.	7,800	8,961
Yageo Corp.	1,203	25,613
Yuanta Financial Holding Co. Ltd.	29,483	22,494

(Cost $1,573,006)		2,726,398

Thailand — 2.5%
Advanced Info Service PCL, NVDR	3,800	20,869
Airports of Thailand PCL, NVDR	13,100	27,822
B Grimm Power PCL, NVDR	1,800	2,867
Bangkok Dusit Medical Services PCL, NVDR	30,200	20,043

	Number of Shares	Value
Thailand (Continued)
Berli Jucker PCL, NVDR	2,900	$3,585
BTS Group Holdings PCL, NVDR	24,300	7,580
Bumrungrad Hospital PCL, NVDR	1,500	6,297
Central Pattana PCL, NVDR	6,100	10,728
Charoen Pokphand Foods PCL, NVDR	11,500	10,971
CP ALL PCL, NVDR	18,400	36,330
Energy Absolute PCL, NVDR	4,500	9,333
Gulf Energy Development PCL, NVDR	8,800	9,710
Home Product Center PCL, NVDR	20,300	8,959
Indorama Ventures PCL, NVDR	4,700	6,161
Intouch Holdings PCL, NVDR	6,600	12,210
Kasikornbank PCL, NVDR	5,500	25,825
Land & Houses PCL, NVDR	27,800	7,288
Minor International PCL, NVDR*	10,755	10,796
Muangthai Capital PCL, NVDR	2,400	5,197
PTT Exploration & Production PCL, NVDR	4,100	15,646
PTT Global Chemical PCL, NVDR	7,400	15,409
Siam Cement PCL, NVDR	2,400	29,149
Siam Commercial Bank PCL, NVDR	2,900	9,912
Thai Oil PCL, NVDR	4,500	8,848
Thai Union Group PCL, NVDR	7,700	3,577
Total Access Communication PCL, NVDR	2,300	2,423
True Corp. PCL, NVDR	45,600	4,751

(Cost $349,717)		332,286

Turkey — 0.2%
KOC Holding AS	2,010	5,847
Turk Hava Yollari AO*	1,778	3,234
Turkcell Iletisim Hizmetleri AS	3,502	7,483
Turkiye Garanti Bankasi AS*	6,239	7,502
Turkiye Is Bankasi AS, Class C*	3,942	3,045

(Cost $26,330)		27,111

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	8,331	14,243
Abu Dhabi Islamic Bank PJSC	2,209	3,001
Aldar Properties PJSC	12,321	12,210
Dubai Islamic Bank PJSC	6,921	8,950
Emirates NBD Bank PJSC	7,798	23,777
Emirates Telecommunications Group Co. PJSC	5,266	28,530
First Abu Dhabi Bank PJSC	8,501	34,021

(Cost $114,272)		124,732

TOTAL COMMON STOCKS (Cost $10,141,927)		13,236,401

PREFERRED STOCKS — 1.5%
Brazil — 1.1%
Banco Bradesco SA	13,672	56,424
Cia Energetica de Minas Gerais	3,490	7,490
Itau Unibanco Holding SA	14,275	65,444
Itausa SA	13,686	24,435

(Cost $262,227)		153,793

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Chile — 0.2%
Embotelladora Andina SA, Class B	628	$1,700
Sociedad Quimica y Minera de Chile SA, Class B	383	20,549

(Cost $20,590)		22,249

Colombia — 0.1%
Bancolombia SA (Cost $10,613)	1,446	12,396

South Korea — 0.1%
AMOREPACIFIC Group*	5	182
LG Chem Ltd.	23	7,974
LG Household & Health Care Ltd.	3	1,883

(Cost $7,171)		10,039

TOTAL PREFERRED STOCKS (Cost $300,601)		198,477

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $63)	INR 4,500	64

	Number of Shares
WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)	305	12

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.0% iShares ESG Aware MSCI EM ETF
(Cost $5,249)	125	$5,451

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $14,124)	14,124	14,124

CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $163,472)	163,472	163,472

TOTAL INVESTMENTS — 100.0% (Cost $10,625,436)		$13,618,001
Other assets and liabilities, net — 0.0%		5,792

NET ASSETS — 100.0%		$13,623,793

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
29,475	—	(15,351	)(e)	—	—	3	—	14,124	14,124

CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
32,100	1,840,705	(1,709,333)		—	—	10	—	163,472	163,472

61,575	1,840,705	(1,724,684)		—	—	13	—	177,596	177,596

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $45,569, which is 0.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $34,229.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	3	$194,687	$200,715	3/19/2021	$6,028

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$13,235,105	$—	$1,296	$13,236,401
Preferred Stocks (f)	198,477	—	—	198,477
Corporate Bonds	—	64	—	64
Warrants	12	—	—	12
Exchange-Traded Funds	5,451	—	—	5,451
Short-Term Investments (f)	177,596	—	—	177,596
Derivatives (g)
Futures Contracts	6,028	—	—	6,028

TOTAL	$13,622,669	$64	$1,296	$13,624,029

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2021, the amount of transfers between Level 1 and Level 3 was $1,726. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 12.1%
Activision Blizzard, Inc.	150,853	$14,423,055
Alphabet, Inc., Class A*	58,322	117,921,835
Alphabet, Inc., Class C*	58,174	118,492,294
Cable One, Inc.	1,031	1,974,210
Discovery, Inc., Class A*	30,828	1,634,809
Discovery, Inc., Class C*	61,747	2,778,615
Electronic Arts, Inc.	57,620	7,719,351
Liberty Broadband Corp., Class C*	30,802	4,605,207
Liberty Global PLC, Class A*	31,064	764,951
Liberty Global PLC, Class C*	74,686	1,814,870
Lumen Technologies, Inc.	177,034	2,175,748
Omnicom Group, Inc.	41,467	2,850,027
Verizon Communications, Inc.	805,142	44,524,353
Walt Disney Co.*	353,260	66,780,270

(Cost $279,215,163)		388,459,595

Consumer Discretionary — 13.5%
Advance Auto Parts, Inc.	13,174	2,112,451
Aptiv PLC*	53,075	7,952,758
Aramark	43,355	1,609,338
Best Buy Co., Inc.	46,301	4,646,305
Booking Holdings, Inc.*	8,029	18,695,607
BorgWarner, Inc.	46,745	2,103,525
Burlington Stores, Inc.*	12,683	3,282,614
CarMax, Inc.*	31,279	3,738,153
Darden Restaurants, Inc.	24,441	3,356,483
Domino’s Pizza, Inc.	8,054	2,790,792
eBay, Inc.	134,878	7,609,817
Expedia Group, Inc.	161	25,921
Garmin Ltd.	27,330	3,389,467
Genuine Parts Co.	27,747	2,923,146
Hasbro, Inc.	24,501	2,295,989
Hilton Worldwide Holdings, Inc.*	54,993	6,801,534
Home Depot, Inc.	210,114	54,280,851
LKQ Corp.*	55,834	2,199,301
Lowe’s Cos., Inc.	143,341	22,898,725
Lululemon Athletica, Inc.*	24,216	7,547,643
McDonald’s Corp.	145,160	29,923,282
MercadoLibre, Inc.*	8,769	14,364,587
Mohawk Industries, Inc.*	12,661	2,215,548
Newell Brands, Inc.	74,273	1,720,905
NIKE, Inc., Class B	244,983	33,018,809
NVR, Inc.*	700	3,150,588
Ross Stores, Inc.	69,738	8,134,240
Royal Caribbean Cruises Ltd.	36,256	3,381,597
Starbucks Corp.	228,611	24,696,846
Target Corp.	97,620	17,907,413
Tesla, Inc.* (a)	147,972	99,955,086
TJX Cos., Inc.	234,116	15,449,315
Tractor Supply Co.	22,080	3,509,837
Ulta Beauty, Inc.*	10,286	3,315,486
Vail Resorts, Inc.	7,528	2,327,507
VF Corp.	65,555	5,187,367
Whirlpool Corp.	12,104	2,300,728

(Cost $288,640,326)		430,819,561

	Number of Shares	Value
Consumer Staples — 6.0%
Bunge Ltd.	27,300	$2,090,634
Campbell Soup Co.	34,838	1,584,432
Clorox Co.	24,386	4,415,085
Coca-Cola Co.	796,224	39,007,014
Colgate-Palmolive Co.	159,682	12,008,086
Estee Lauder Cos., Inc., Class A	43,881	12,543,823
General Mills, Inc.	119,110	6,552,241
Hormel Foods Corp.	56,220	2,606,921
Kellogg Co.	51,802	2,989,494
Kimberly-Clark Corp.	66,459	8,528,684
McCormick & Co., Inc.	49,465	4,168,910
PepsiCo, Inc.	269,247	34,784,020
Procter & Gamble Co.	484,546	59,855,967

(Cost $180,665,973)		191,135,311

Energy — 1.3%
Baker Hughes Co.	132,848	3,252,119
Cheniere Energy, Inc.*	43,739	2,947,571
Marathon Petroleum Corp.	126,212	6,893,699
ONEOK, Inc.	89,403	3,959,659
Phillips 66	83,960	6,972,878
Schlumberger N.V.	275,510	7,689,484
Valero Energy Corp.	81,577	6,279,798
Williams Cos., Inc.	231,746	5,293,079

(Cost $44,889,937)		43,288,287

Financials — 10.6%
Allstate Corp.	60,008	6,396,853
Ally Financial, Inc.	71,656	2,973,724
American Express Co.	133,899	18,111,179
American Financial Group, Inc.	14,903	1,590,150
American International Group, Inc.	169,756	7,460,776
Ameriprise Financial, Inc.	23,588	5,218,609
Aon PLC, Class A (a)	45,318	10,319,362
Arch Capital Group Ltd.*	76,528	2,741,233
Arthur J Gallagher & Co.	37,824	4,531,315
Assurant, Inc.	11,357	1,399,410
Bank of New York Mellon Corp.	153,097	6,454,570
BlackRock, Inc.	29,612	20,565,534
Carlyle Group, Inc.	26,663	913,208
Cboe Global Markets, Inc.	21,154	2,093,400
Charles Schwab Corp.	298,023	18,393,980
Chubb Ltd.	87,670	14,253,389
Citizens Financial Group, Inc.	81,724	3,550,091
CME Group, Inc.	69,726	13,924,282
Discover Financial Services	58,892	5,539,970
Equitable Holdings, Inc. (a)	79,326	2,345,670
Erie Indemnity Co., Class A	4,937	1,195,248
FactSet Research Systems, Inc.	7,256	2,205,171
First Republic Bank	34,399	5,667,235
Franklin Resources, Inc. (a)	55,493	1,452,252
Hartford Financial Services Group, Inc.	73,020	3,701,384
Huntington Bancshares, Inc.	194,825	2,988,615
Intercontinental Exchange, Inc.	110,021	12,136,416
Invesco Ltd.	83,764	1,877,989
KeyCorp	197,686	3,981,396
Lincoln National Corp.	37,255	2,118,692

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Loews Corp.	48,270	$2,307,789
M&T Bank Corp.	24,211	3,654,408
MarketAxess Holdings, Inc.	7,258	4,035,013
Marsh & McLennan Cos., Inc.	99,037	11,411,043
Moody’s Corp.	32,961	9,060,649
Nasdaq, Inc.	21,929	3,032,561
Northern Trust Corp.	39,831	3,789,123
PNC Financial Services Group, Inc.	82,850	13,948,626
Principal Financial Group, Inc.	52,509	2,970,959
Progressive Corp.	114,191	9,814,716
Prudential Financial, Inc.	75,807	6,573,983
Raymond James Financial, Inc.	23,940	2,794,756
Regions Financial Corp.	182,875	3,772,711
Reinsurance Group of America, Inc.	12,934	1,580,923
S&P Global, Inc.	47,036	15,491,777
State Street Corp.	67,412	4,905,571
SVB Financial Group*	9,773	4,938,883
T. Rowe Price Group, Inc.	44,924	7,283,977
Travelers Cos., Inc.	49,787	7,244,008
Truist Financial Corp.	263,127	14,987,714
US Bancorp	265,027	13,251,350
Voya Financial, Inc. (a)	24,616	1,483,852
Willis Towers Watson PLC	25,576	5,643,089

(Cost $281,756,811)		340,078,584

Health Care — 13.0%
AbbVie, Inc.	345,009	37,171,270
ABIOMED, Inc.*	8,683	2,818,067
Agilent Technologies, Inc.	59,295	7,238,141
Align Technology, Inc.*	14,893	8,445,969
AmerisourceBergen Corp.	29,406	2,976,475
Amgen, Inc.	113,291	25,481,412
Becton Dickinson and Co.	56,639	13,658,495
Biogen, Inc.*	29,991	8,183,944
BioMarin Pharmaceutical, Inc.*	34,118	2,641,757
Bristol-Myers Squibb Co.	441,869	27,099,826
Cardinal Health, Inc.	55,691	2,869,200
Centene Corp.*	113,904	6,667,940
Cerner Corp.	60,909	4,211,248
Cigna Corp.	71,691	15,047,941
DaVita, Inc.*	14,617	1,492,834
DENTSPLY SIRONA, Inc.	42,356	2,247,833
DexCom, Inc.*	18,728	7,449,624
Edwards Lifesciences Corp.*	121,367	10,085,598
Gilead Sciences, Inc.	244,805	15,031,027
HCA Healthcare, Inc.*	53,357	9,179,005
Henry Schein, Inc.*	27,415	1,695,618
Hologic, Inc.*	49,306	3,554,469
Humana, Inc.	25,881	9,825,722
IDEXX Laboratories, Inc.*	16,763	8,719,610
Jazz Pharmaceuticals PLC* (a)	10,603	1,781,728
Johnson & Johnson	513,621	81,388,384
Laboratory Corp. of America Holdings*	18,547	4,449,611
Merck & Co., Inc.	493,397	35,830,490
Mettler-Toledo International, Inc.*	4,797	5,353,692
Perrigo Co. PLC	3,104	125,277
Quest Diagnostics, Inc.	25,525	2,950,435

	Number of Shares	Value
Health Care (Continued)
ResMed, Inc.	27,492	$5,299,908
STERIS PLC	16,181	2,828,439
Teladoc Health, Inc.* (a)	23,079	5,102,536
Varian Medical Systems, Inc.*	17,043	2,987,126
Vertex Pharmaceuticals, Inc.*	50,995	10,838,987
Waters Corp.*	11,752	3,218,638
West Pharmaceutical Services, Inc.	14,182	3,980,178
Zoetis, Inc.	92,941	14,428,161

(Cost $367,914,450)		414,356,615

Industrials — 9.1%
3M Co.	112,010	19,608,471
Allegion PLC	17,473	1,900,713
AMERCO	1,882	1,081,623
C.H. Robinson Worldwide, Inc.	25,714	2,336,117
Caterpillar, Inc.	105,575	22,791,531
Copart, Inc.*	40,474	4,418,142
CSX Corp.	148,728	13,616,048
Cummins, Inc.	29,103	7,368,880
Deere & Co.	58,027	20,258,386
Delta Air Lines, Inc.*	30,656	1,469,649
Dover Corp.	27,571	3,398,401
Eaton Corp. PLC	78,207	10,181,769
Expeditors International of Washington, Inc.	32,123	2,950,176
Fastenal Co.	114,019	5,287,061
Fortune Brands Home & Security, Inc.	27,300	2,269,722
Howmet Aerospace, Inc.*	74,939	2,106,535
IDEX Corp.	14,425	2,815,327
IHS Markit Ltd.	75,611	6,817,088
Illinois Tool Works, Inc.	62,542	12,644,742
Johnson Controls International PLC	140,751	7,852,498
Kansas City Southern	18,370	3,900,686
Lennox International, Inc.	6,727	1,882,013
Masco Corp.	51,998	2,767,334
Norfolk Southern Corp.	50,084	12,624,173
Owens Corning	20,702	1,677,276
PACCAR, Inc.	68,528	6,235,363
Parker-Hannifin Corp.	25,313	7,263,818
Pentair PLC	31,064	1,737,409
Robert Half International, Inc.	21,887	1,702,590
Rockwell Automation, Inc.	23,096	5,618,795
Roper Technologies, Inc.	20,427	7,713,644
Snap-on, Inc.	9,827	1,995,962
Stanley Black & Decker, Inc.	31,080	5,434,027
Teledyne Technologies, Inc.*	7,043	2,612,953
Trane Technologies PLC	47,090	7,216,072
Union Pacific Corp.	132,250	27,238,210
United Parcel Service, Inc., Class B	139,516	22,019,810
United Rentals, Inc.*	13,837	4,114,847
W.W. Grainger, Inc.	8,849	3,298,111
Waste Management, Inc.	82,342	9,130,904
Xylem, Inc.	36,253	3,609,349

(Cost $221,823,804)		290,966,225

Information Technology — 27.5%
Accenture PLC, Class A	124,113	31,139,952

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Adobe, Inc.*	93,405	$42,935,476
Applied Materials, Inc.	178,003	21,038,175
Autodesk, Inc.*	42,718	11,790,168
Cadence Design Systems, Inc.*	54,947	7,752,472
Cisco Systems, Inc.	824,792	37,008,417
Citrix Systems, Inc.	22,187	2,963,739
Cognex Corp.	32,988	2,724,479
Hewlett Packard Enterprise Co.	247,106	3,597,863
HP, Inc.	269,884	7,818,539
Intel Corp.	799,542	48,596,163
International Business Machines Corp.	173,334	20,614,613
Intuit, Inc.	50,814	19,824,574
Keysight Technologies, Inc.*	35,459	5,018,158
Lam Research Corp.	27,929	15,841,050
Mastercard, Inc., Class A	173,279	61,314,774
Microsoft Corp.	1,401,266	325,626,193
NVIDIA Corp.	120,795	66,265,721
salesforce.com, Inc.*	177,799	38,493,484
Texas Instruments, Inc.	178,626	30,771,901
Trimble, Inc.*	48,002	3,558,868
Visa, Inc., Class A	330,684	70,233,975
VMware, Inc., Class A* (a)	16,066	2,220,482
Western Union Co.	76,811	1,783,551

(Cost $631,509,521)		878,932,787

Materials — 2.9%
Amcor PLC	304,258	3,328,582
Axalta Coating Systems Ltd.*	40,474	1,106,559
Ball Corp.	64,385	5,497,835
DuPont de Nemours, Inc.	104,219	7,328,680
Ecolab, Inc.	50,255	10,521,387
International Flavors & Fragrances, Inc.	42,915	5,815,412
Linde PLC	102,425	25,019,355
Mosaic Co.	66,359	1,950,955
Newmont Corp.	155,096	8,434,120
Nucor Corp.	57,739	3,453,947
PPG Industries, Inc.	46,399	6,255,513
Sherwin-Williams Co.	16,081	10,940,548
Steel Dynamics, Inc.	40,750	1,694,385

(Cost $74,369,435)		91,347,278

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc. REIT	26,458	4,225,078
American Tower Corp. REIT	87,208	18,848,265
Boston Properties, Inc. REIT	28,025	2,778,118
CBRE Group, Inc., Class A*	67,422	5,108,565
Equinix, Inc. REIT	17,210	11,157,931
Equity Residential REIT	71,073	4,648,885
Healthpeak Properties, Inc. REIT	102,739	2,988,678
Host Hotels & Resorts, Inc. REIT	145,944	2,421,211
Iron Mountain, Inc. REIT	61,134	2,126,852
Prologis, Inc. REIT	144,163	14,282,229
SBA Communications Corp. REIT	21,468	5,477,131
UDR, Inc. REIT	56,870	2,341,338
Welltower, Inc. REIT	82,216	5,582,466

	Number of Shares	Value
Real Estate (Continued)
Weyerhaeuser Co. REIT	142,474	$4,825,594

(Cost $79,869,261)		86,812,341

Utilities — 1.0%
American Water Works Co., Inc.	34,617	4,911,460
Atmos Energy Corp.	24,197	2,047,308
CenterPoint Energy, Inc.	110,140	2,141,122
Consolidated Edison, Inc.	65,997	4,332,703
Edison International	72,072	3,891,167
Essential Utilities, Inc.	46,225	1,944,223
Eversource Energy	67,700	5,380,796
Sempra Energy	55,870	6,479,803
UGI Corp.	41,387	1,585,536

(Cost $34,997,240)		32,714,118

TOTAL COMMON STOCKS (Cost $2,485,651,921)		3,188,910,702

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $16,949)	16,949	16,949

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $9,043,407)	9,043,407	9,043,407

TOTAL INVESTMENTS — 100.0% (Cost $2,494,712,277)		$3,197,971,058
Other assets and liabilities, net — 0.0%		(9,271)

NET ASSETS — 100.0%		$3,197,961,787

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
95,593	—	(78,644	) (d)		—	171	—	16,949	16,949

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
2,101,479	40,712,804	(33,770,876)		—	—	753	—	9,043,407	9,043,407

2,197,072	40,712,804	(33,849,520)		—	—	924	—	9,060,356	9,060,356

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $17,182,398, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $17,796,449.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures	USD	2	$446,600	$498,940	3/19/2021	$52,340
E-Mini S&P 500 Futures	USD	4	728,020	761,840	3/19/2021	33,820
E-Mini S&P 500 ESG Futures	USD	40	6,556,100	6,461,600	3/19/2021	(94,500)

Total net unrealized depreciation						$(8,340)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,188,910,702	$—	$—	$3,188,910,702
Short-Term Investments (e)	9,060,356	—	—	9,060,356
Derivatives (f)
Futures Contracts	86,160	—	—	86,160

TOTAL	$3,198,057,218	$—	$—	$3,198,057,218

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(94,500)	$—	$—	$(94,500)

TOTAL	$(94,500)	$—	$—	$(94,500)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 11.2%
Activision Blizzard, Inc.	15,765	$1,507,292
Alphabet, Inc., Class A*	6,168	12,471,141
Alphabet, Inc., Class C*	5,980	12,180,423
AT&T, Inc.	146,059	4,073,585
Comcast Corp., Class A	93,854	4,947,983
Electronic Arts, Inc.	5,977	800,739
Facebook, Inc., Class A*	49,395	12,725,140
Lumen Technologies, Inc.	20,793	255,546
Take-Two Interactive Software, Inc.*	2,336	430,898
Verizon Communications, Inc.	84,908	4,695,412

(Cost $46,888,048)		54,088,159

Consumer Discretionary — 11.8%
Amazon.com, Inc.*	8,755	27,078,602
Aptiv PLC*	5,507	825,169
Best Buy Co., Inc.	4,672	468,835
BorgWarner, Inc.	5,062	227,790
eBay, Inc.	13,475	760,260
Gap, Inc.*	4,255	106,162
General Motors Co.	25,816	1,325,135
Hanesbrands, Inc.	7,408	131,048
Hasbro, Inc.	2,606	244,208
Hilton Worldwide Holdings, Inc.*	5,718	707,202
Home Depot, Inc.	22,142	5,720,164
L Brands, Inc.*	4,880	266,741
Las Vegas Sands Corp.	6,698	419,295
Leggett & Platt, Inc.	2,799	121,113
Lowe’s Cos., Inc.	15,051	2,404,397
McDonald’s Corp.	15,256	3,144,872
MGM Resorts International	8,382	316,756
Newell Brands, Inc.	7,496	173,682
NIKE, Inc., Class B	25,811	3,478,807
PulteGroup, Inc.	5,711	257,623
PVH Corp.	1,460	145,942
Ralph Lauren Corp.	918	107,479
Royal Caribbean Cruises Ltd.	3,818	356,105
Starbucks Corp.	24,055	2,598,662
Tapestry, Inc.	5,945	250,522
Target Corp.	10,305	1,890,349
TJX Cos., Inc.	24,538	1,619,263
Under Armour, Inc., Class A*	3,815	83,510
Under Armour, Inc., Class C*	3,644	66,321
VF Corp.	6,644	525,740
Whirlpool Corp.	1,355	257,558
Yum! Brands, Inc.	6,234	645,406

(Cost $49,454,279)		56,724,718

Consumer Staples — 5.7%
Archer-Daniels-Midland Co.	11,453	648,011
Brown-Forman Corp., Class B	3,784	270,859
Campbell Soup Co.	4,254	193,472
Coca-Cola Co.	79,255	3,882,702
Colgate-Palmolive Co.	17,565	1,320,888
Conagra Brands, Inc.	10,056	341,200
Constellation Brands, Inc., Class A	3,453	739,425
Costco Wholesale Corp.	9,020	2,985,620

	Number of Shares	Value
Consumer Staples (Continued)
General Mills, Inc.	12,718	$699,617
Hershey Co.	3,114	453,554
Hormel Foods Corp.	5,548	257,261
J M Smucker Co.	2,336	261,632
Kellogg Co.	5,225	301,535
Kraft Heinz Co.	13,496	490,985
Kroger Co.	16,066	517,486
McCormick & Co., Inc.	5,174	436,065
Molson Coors Beverage Co., Class B	3,796	168,732
Mondelez International, Inc., Class A	29,361	1,560,831
PepsiCo, Inc.	28,476	3,678,814
Procter & Gamble Co.	50,974	6,296,818
Sysco Corp.	10,584	842,804
Tyson Foods, Inc., Class A	6,143	415,697
Walgreens Boots Alliance, Inc.	14,724	705,721

(Cost $27,724,126)		27,469,729

Energy — 2.9%
Apache Corp.	7,546	148,883
Baker Hughes Co.	13,520	330,970
Chevron Corp.	39,546	3,954,600
ConocoPhillips	27,743	1,442,913
Exxon Mobil Corp.	86,527	4,704,473
Halliburton Co.	18,745	409,203
Hess Corp.	5,644	369,851
Kinder Morgan, Inc.	40,505	595,424
Marathon Oil Corp.	15,754	174,869
Occidental Petroleum Corp.	17,516	466,101
ONEOK, Inc.	8,965	397,060
Schlumberger N.V.	28,518	795,937

(Cost $12,448,745)		13,790,284

Financials — 11.4%
Aflac, Inc.	13,607	651,639
Allstate Corp.	6,264	667,742
American Express Co.	13,532	1,830,338
American International Group, Inc.	17,928	787,936
Ameriprise Financial, Inc.	2,449	541,817
Aon PLC, Class A (a)	4,669	1,063,178
Assurant, Inc.	1,146	141,210
Bank of America Corp.	156,259	5,423,750
Bank of New York Mellon Corp.	16,721	704,957
BlackRock, Inc.	2,897	2,011,967
Capital One Financial Corp.	9,462	1,137,238
Cboe Global Markets, Inc.	2,336	231,171
Charles Schwab Corp.	30,467	1,880,423
Chubb Ltd.	9,212	1,497,687
Citigroup, Inc.	42,816	2,820,718
CME Group, Inc.	7,434	1,484,570
Comerica, Inc.	2,863	194,970
Discover Financial Services	6,307	593,299
Franklin Resources, Inc. (a)	5,946	155,607
Globe Life, Inc.	2,044	190,910
Goldman Sachs Group, Inc.	7,093	2,266,072
Hartford Financial Services Group, Inc.	7,408	375,512
Intercontinental Exchange, Inc.	11,536	1,272,536
Invesco Ltd.	7,992	179,181

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
JPMorgan Chase & Co.	62,577	$9,209,457
Lincoln National Corp.	3,734	212,353
MarketAxess Holdings, Inc.	809	449,755
Marsh & McLennan Cos., Inc.	10,411	1,199,555
MetLife, Inc.	15,743	906,797
Moody’s Corp.	3,331	915,659
Morgan Stanley	30,838	2,370,517
MSCI, Inc.	1,697	703,440
Nasdaq, Inc.	2,336	323,045
Northern Trust Corp.	4,380	416,669
PNC Financial Services Group, Inc.	8,700	1,464,732
Principal Financial Group, Inc.	5,256	297,384
Prudential Financial, Inc.	8,284	718,388
Raymond James Financial, Inc.	2,609	304,575
S&P Global, Inc.	4,936	1,625,721
State Street Corp.	7,413	539,444
Synchrony Financial	11,163	431,785
T. Rowe Price Group, Inc.	4,684	759,464
Travelers Cos., Inc.	5,246	763,293
Unum Group	4,088	108,250
Wells Fargo & Co.	84,727	3,064,576

(Cost $44,573,759)		54,889,287

Health Care — 13.3%
Abbott Laboratories	36,299	4,347,894
AbbVie, Inc.	36,266	3,907,299
Agilent Technologies, Inc.	6,320	771,482
Alexion Pharmaceuticals, Inc.*	4,394	671,183
AmerisourceBergen Corp.	2,938	297,384
Amgen, Inc.	11,987	2,696,116
Anthem, Inc.	5,124	1,553,546
Baxter International, Inc.	10,576	821,649
Becton Dickinson and Co.	5,979	1,441,836
Biogen, Inc.*	3,218	878,128
Boston Scientific Corp.*	29,219	1,133,113
Bristol-Myers Squibb Co.	46,269	2,837,678
Cardinal Health, Inc.	5,834	300,568
Cigna Corp.	7,436	1,560,816
CVS Health Corp.	26,830	1,827,928
Danaher Corp.	12,951	2,844,946
DaVita, Inc.* (a)	1,508	154,012
Edwards Lifesciences Corp.*	12,702	1,055,536
Eli Lilly and Co.	16,359	3,351,796
Gilead Sciences, Inc.	25,715	1,578,901
Henry Schein, Inc.*	2,920	180,602
Humana, Inc.	2,695	1,023,157
IDEXX Laboratories, Inc.*	1,741	905,616
Illumina, Inc.*	2,990	1,313,836
Incyte Corp.*	3,771	296,627
Laboratory Corp. of America Holdings*	2,036	488,457
McKesson Corp.	3,376	572,300
Medtronic PLC	27,671	3,236,677
Merck & Co., Inc.	51,875	3,767,163
Mettler-Toledo International, Inc.*	503	561,373
PerkinElmer, Inc.	2,317	292,151
Perrigo Co. PLC	2,793	112,725
Pfizer, Inc.	113,915	3,815,013

	Number of Shares	Value
Health Care (Continued)
Quest Diagnostics, Inc.	2,649	$306,198
Regeneron Pharmaceuticals, Inc.*	2,169	977,286
Thermo Fisher Scientific, Inc.	8,116	3,652,849
UnitedHealth Group, Inc.	19,547	6,493,904
Varian Medical Systems, Inc.*	1,919	336,343
Vertex Pharmaceuticals, Inc.*	5,389	1,145,432
Waters Corp.*	1,218	333,586

(Cost $59,796,829)		63,843,106

Industrials — 7.4%
A O Smith Corp.	2,842	168,730
Alaska Air Group, Inc.*	2,582	167,882
Allegion PLC	1,954	212,556
American Airlines Group, Inc.* (a)	12,565	263,111
AMETEK, Inc.	4,826	569,323
Caterpillar, Inc.	11,192	2,416,129
Cintas Corp.	1,778	576,677
CSX Corp.	15,615	1,429,553
Cummins, Inc.	3,068	776,818
Deere & Co.	6,426	2,243,445
Delta Air Lines, Inc.*	13,278	636,547
Dover Corp.	2,920	359,919
Eaton Corp. PLC	8,333	1,084,873
Emerson Electric Co.	12,366	1,062,239
Expeditors International of Washington, Inc.	3,504	321,807
Fastenal Co.	11,736	544,198
FedEx Corp.	4,940	1,257,230
Flowserve Corp.	2,628	97,236
Fortive Corp.	6,926	455,869
Fortune Brands Home & Security, Inc.	2,865	238,196
General Electric Co.	178,677	2,240,610
Howmet Aerospace, Inc.*	7,960	223,756
IDEX Corp.	1,533	299,196
IHS Markit Ltd.	7,502	676,380
Illinois Tool Works, Inc.	5,843	1,181,338
Johnson Controls International PLC	15,218	849,012
L3Harris Technologies, Inc.	4,320	785,851
Nielsen Holdings PLC	7,408	166,013
Norfolk Southern Corp.	5,201	1,310,964
PACCAR, Inc.	7,116	647,485
Parker-Hannifin Corp.	2,631	754,992
Pentair PLC	3,454	193,182
Republic Services, Inc.	4,380	390,214
Rockwell Automation, Inc.	2,371	576,817
Roper Technologies, Inc.	2,185	825,100
Snap-on, Inc.	1,168	237,233
Stanley Black & Decker, Inc.	3,192	558,089
Trane Technologies PLC	4,959	759,917
Union Pacific Corp.	13,888	2,860,373
United Parcel Service, Inc., Class B	14,621	2,307,632
United Rentals, Inc.*	1,470	437,149
Verisk Analytics, Inc.	3,360	550,536
W.W. Grainger, Inc.	910	339,166
Waste Management, Inc.	8,078	895,769
Westinghouse Air Brake Technologies Corp.	3,785	274,148

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Xylem, Inc.	3,777	$376,038

(Cost $29,151,063)		35,599,298

Information Technology — 29.2%
Accenture PLC, Class A	13,031	3,269,478
Adobe, Inc.*	9,827	4,517,177
Advanced Micro Devices, Inc.*	24,729	2,089,848
Akamai Technologies, Inc.*	3,414	322,623
ANSYS, Inc.*	1,752	597,414
Apple, Inc.	328,491	39,832,819
Arista Networks, Inc.*	1,138	318,458
Autodesk, Inc.*	4,522	1,248,072
Cisco Systems, Inc.	86,687	3,889,646
Corning, Inc.	15,832	605,416
DXC Technology Co.	5,331	134,448
Hewlett Packard Enterprise Co.	26,781	389,931
HP, Inc.	28,217	817,446
Intel Corp.	84,229	5,119,439
Intuit, Inc.	5,415	2,112,608
Juniper Networks, Inc.	7,116	165,660
Keysight Technologies, Inc.*	3,796	537,210
KLA Corp.	3,212	999,671
Lam Research Corp.	2,954	1,675,479
Mastercard, Inc., Class A	18,094	6,402,562
Micron Technology, Inc.*	22,705	2,078,189
Microsoft Corp.	155,389	36,109,296
Motorola Solutions, Inc.	3,507	615,408
NortonLifeLock, Inc.	11,777	229,769
NVIDIA Corp.	12,716	6,975,743
QUALCOMM, Inc.	23,254	3,166,962
salesforce.com, Inc.*	18,795	4,069,118
Seagate Technology PLC	4,395	321,846
TE Connectivity Ltd.	6,830	888,105
Texas Instruments, Inc.	18,778	3,234,886
Visa, Inc., Class A (a)	34,855	7,402,853
Xerox Holdings Corp.	3,796	96,722

(Cost $116,854,110)		140,234,302

Materials — 2.8%
Air Products and Chemicals, Inc.	4,557	1,164,860
Ball Corp.	6,824	582,701
CF Industries Holdings, Inc.	4,380	198,326
Corteva, Inc.	15,564	702,715
Eastman Chemical Co.	2,628	287,135
Ecolab, Inc.	5,140	1,076,110
FMC Corp.	2,628	267,241
Freeport-McMoRan, Inc.*	30,272	1,026,524
International Flavors & Fragrances, Inc.	5,113	692,863
International Paper Co.	8,138	404,052
Linde PLC	10,728	2,620,529
LyondellBasell Industries NV, Class A	5,256	541,841
Martin Marietta Materials, Inc.	1,356	456,796
Mosaic Co.	7,122	209,387
Newmont Corp.	16,386	891,071
Nucor Corp.	6,073	363,287
Packaging Corp. of America	1,965	259,419
PPG Industries, Inc.	4,911	662,101

	Number of Shares	Value
Materials (Continued)
Sealed Air Corp.	2,939	$123,144
Vulcan Materials Co.	2,800	467,572
Westrock Co.	5,434	236,868

(Cost $11,363,857)		13,234,542

Real Estate — 2.5%
Alexandria Real Estate Equities, Inc. REIT (a)	2,548	406,890
American Tower Corp. REIT	9,175	1,982,993
AvalonBay Communities, Inc. REIT	2,913	511,960
Boston Properties, Inc. REIT	2,922	289,658
CBRE Group, Inc., Class A*	6,987	529,405
Digital Realty Trust, Inc. REIT	5,757	775,641
Duke Realty Corp. REIT	7,696	302,068
Equinix, Inc. REIT	1,822	1,181,275
Equity Residential REIT	7,157	468,139
Essex Property Trust, Inc. REIT	1,394	355,177
Healthpeak Properties, Inc. REIT	10,978	319,350
Host Hotels & Resorts, Inc. REIT	14,701	243,890
Iron Mountain, Inc. REIT	6,009	209,053
Kimco Realty Corp. REIT	8,284	151,846
Prologis, Inc. REIT	15,201	1,505,963
Regency Centers Corp. REIT	3,211	175,899
Simon Property Group, Inc. REIT	6,723	759,161
SL Green Realty Corp. REIT (a)	1,473	101,740
UDR, Inc. REIT	6,108	251,466
Ventas, Inc. REIT	7,737	409,287
Vornado Realty Trust REIT	3,201	137,451
Welltower, Inc. REIT	8,571	581,971
Weyerhaeuser Co. REIT	15,533	526,103

(Cost $11,910,826)		12,176,386

Utilities — 1.6%
American Water Works Co., Inc.	3,758	533,185
Atmos Energy Corp.	2,586	218,802
CenterPoint Energy, Inc.	10,996	213,762
Consolidated Edison, Inc.	7,043	462,373
Edison International	7,571	408,758
Entergy Corp.	4,062	352,622
Eversource Energy	7,151	568,362
Exelon Corp.	20,224	780,646
NextEra Energy, Inc.	40,306	2,961,685
Public Service Enterprise Group, Inc.	10,594	570,275
Sempra Energy	5,971	692,517

(Cost $7,886,793)		7,762,987

TOTAL COMMON STOCKS (Cost $418,052,435)		479,812,798

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $14,598)	14,598	14,598

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $679,873)	679,873	$679,873

TOTAL INVESTMENTS — 99.9% (Cost $418,746,906)		$480,507,269
Other assets and liabilities, net — 0.1%		478,184

NET ASSETS — 100.0%		$480,985,453

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
84,196	—	(69,598	) (d)	—	—	14	—	14,598	14,598

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
344,797	4,590,604	(4,255,528)		—	—	117	—	679,873	679,873

428,993	4,590,604	(4,325,126)		—	—	131	—	694,471	694,471

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $8,850,398, which is 1.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,082,539.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	7	$1,116,365	$1,130,780	3/19/2021	$14,415

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$479,812,798	$—	$—	$479,812,798
Short-Term Investments (e)	694,471	—	—	694,471
Derivatives (f)
Futures Contracts	14,415	—	—	14,415

TOTAL	$480,521,684	$—	$—	$480,521,684

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 2.1%
Cable One, Inc.	35	$67,020
John Wiley & Sons, Inc., Class A	285	15,014
New York Times Co., Class A	955	48,867
TEGNA, Inc.	1,440	26,251
TripAdvisor, Inc.*	627	31,112
Yelp, Inc.*	455	17,158

(Cost $209,003)		205,422

Consumer Discretionary — 14.8%
Adtalem Global Education, Inc.*	344	13,519
American Eagle Outfitters, Inc.	975	25,058
AutoNation, Inc.*	388	29,108
Boyd Gaming Corp.*	530	31,111
Brunswick Corp.	514	45,422
Carter’s, Inc.	287	23,956
Churchill Downs, Inc.	229	52,814
Columbia Sportswear Co.	197	20,305
Cracker Barrel Old Country Store, Inc.	157	24,315
Dana, Inc.*	954	22,715
Deckers Outdoor Corp.*	181	59,026
Dick’s Sporting Goods, Inc.	431	30,760
Foot Locker, Inc.	693	33,326
Gentex Corp.	1,627	57,563
Goodyear Tire & Rubber Co.*	1,523	25,602
Graham Holdings Co., Class B	26	15,622
Grand Canyon Education, Inc.*	302	31,616
Grubhub, Inc.*	613	39,275
Harley-Davidson, Inc.	1,006	35,884
KB Home	584	23,582
Lear Corp.	361	59,958
Mattel, Inc.*	2,325	46,965
Murphy USA, Inc.	172	21,440
Nordstrom, Inc.	707	25,770
Penn National Gaming, Inc.*	965	111,728
Polaris, Inc.	377	44,396
RH*	99	48,547
Scientific Games Corp.*	378	17,702
Service Corp. International	1,147	54,781
Skechers U.S.A., Inc., Class A*	885	32,391
Strategic Education, Inc.	157	14,274
Tempur Sealy International, Inc.	1,276	42,631
Texas Roadhouse, Inc.	425	38,624
Toll Brothers, Inc.	755	40,332
Travel + Leisure Co.	558	33,720
Tri Pointe Homes, Inc.*	811	15,409
Urban Outfitters, Inc.*	427	14,475
Visteon Corp.*	184	23,399
Wendy’s Co.	1,188	24,271
Williams-Sonoma, Inc.	490	64,332
WW International, Inc.*	311	9,171
Wyndham Hotels & Resorts, Inc.	601	39,233

(Cost $1,481,855)		1,464,128

Consumer Staples — 3.7%
BJ’s Wholesale Club Holdings, Inc.*	894	35,921
Boston Beer Co., Inc., Class A*	60	61,723

	Number of Shares	Value
Consumer Staples (Continued)
Darling Ingredients, Inc.*	1,056	$66,570
Edgewell Personal Care Co.	355	10,859
Flowers Foods, Inc.	1,325	28,819
Hain Celestial Group, Inc.*	541	22,819
Ingredion, Inc.	431	38,876
Nu Skin Enterprises, Inc., Class A	325	16,634
Pilgrim’s Pride Corp.*	317	7,098
Post Holdings, Inc.*	401	38,520
Sanderson Farms, Inc.	128	19,520
Sprouts Farmers Market, Inc.*	762	16,086

(Cost $370,864)		363,445

Energy — 1.7%
ChampionX Corp.*	1,241	26,396
Cimarex Energy Co.	663	38,448
CNX Resources Corp.*	1,518	19,142
EQT Corp.*	1,846	32,840
Equitrans Midstream Corp.	2,735	19,774
Murphy Oil Corp.	916	14,958
World Fuel Services Corp.	421	13,085

(Cost $163,746)		164,643

Financials — 15.4%
Affiliated Managers Group, Inc.	294	41,151
Associated Banc-Corp.	1,004	20,231
BancorpSouth Bank	637	19,148
Bank of Hawaii Corp.	257	22,487
Bank OZK	790	32,564
Brighthouse Financial, Inc.*	591	23,575
Cathay General Bancorp	482	18,142
CIT Group, Inc.	634	28,752
Commerce Bancshares, Inc.	700	51,821
East West Bancorp, Inc.	918	66,243
Essent Group Ltd.	735	30,304
Evercore, Inc., Class A	261	31,260
FactSet Research Systems, Inc.	249	75,674
Federated Hermes, Inc.	626	16,727
First American Financial Corp.	727	38,197
First Horizon Corp.	3,700	59,940
FNB Corp.	2,123	25,115
Fulton Financial Corp.	1,100	16,995
Genworth Financial, Inc., Class A*	3,458	10,789
Hancock Whitney Corp.	557	21,027
Interactive Brokers Group, Inc., Class A	533	38,584
Janus Henderson Group PLC	1,132	33,088
Navient Corp.	1,239	15,339
New York Community Bancorp, Inc.	3,100	37,851
PacWest Bancorp	750	27,180
Pinnacle Financial Partners, Inc.	490	39,773
Primerica, Inc.	255	36,014
PROG Holdings, Inc.	443	22,150
Prosperity Bancshares, Inc.	607	44,596
Reinsurance Group of America, Inc.	442	54,026
RenaissanceRe Holdings Ltd.	326	54,435
SEI Investments Co.	775	43,400
Signature Bank	373	81,441
SLM Corp.	2,480	39,159

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Sterling Bancorp	1,287	$28,095
Stifel Financial Corp.	671	40,985
Synovus Financial Corp.	965	40,829
TCF Financial Corp.	986	44,192
Texas Capital Bancshares, Inc.*	330	25,146
Trustmark Corp.	408	12,305
UMB Financial Corp.	289	24,383
Umpqua Holdings Corp.	1,444	24,649
Webster Financial Corp.	583	32,246
Wintrust Financial Corp.	382	28,138

(Cost $1,538,314)		1,518,146

Health Care — 11.7%
Acadia Healthcare Co., Inc.*	579	31,984
Amedisys, Inc.*	214	54,279
Arrowhead Pharmaceuticals, Inc.*	669	53,293
Avanos Medical, Inc.*	314	14,438
Bio-Techne Corp.	253	91,508
Cantel Medical Corp.*	244	18,124
Charles River Laboratories International, Inc.*	326	93,282
Emergent BioSolutions, Inc.*	303	29,088
Encompass Health Corp.	641	51,562
Exelixis, Inc.*	2,101	45,508
Haemonetics Corp.*	326	41,239
HealthEquity, Inc.*	524	43,151
Hill-Rom Holdings, Inc.	435	46,401
LHC Group, Inc.*	207	37,614
Ligand Pharmaceuticals, Inc.*	101	14,970
LivaNova PLC*	310	24,037
Masimo Corp.*	335	83,995
Molina Healthcare, Inc.*	384	83,236
Nektar Therapeutics*	1,201	27,251
NuVasive, Inc.*	331	19,969
Patterson Cos., Inc.	567	17,611
Quidel Corp.*	244	40,079
Repligen Corp.*	327	69,451
Syneos Health, Inc.*	498	38,520
Tenet Healthcare Corp.*	687	35,051
United Therapeutics Corp.*	293	48,984

(Cost $1,166,209)		1,154,625

Industrials — 19.4%
Acuity Brands, Inc.	245	30,208
AECOM*	974	56,385
AGCO Corp.	404	52,310
Avis Budget Group, Inc.*	336	18,665
Brink’s Co.	321	24,662
Carlisle Cos., Inc.	347	50,402
Clean Harbors, Inc.*	328	27,929
Colfax Corp.*	656	29,094
CoreLogic, Inc.	516	43,685
Crane Co.	321	26,919
Donaldson Co., Inc.	824	48,542
EMCOR Group, Inc.	351	34,177
EnerSys	280	25,278
GATX Corp.	229	21,853

	Number of Shares	Value
Industrials (Continued)
Generac Holdings, Inc.*	411	$135,449
Graco, Inc.	1,116	77,395
Healthcare Services Group, Inc.	489	13,912
Herman Miller, Inc.	382	14,652
Hexcel Corp.*	540	29,030
Hubbell, Inc.	351	62,306
Insperity, Inc.	224	19,869
ITT, Inc.	558	46,303
JetBlue Airways Corp.*	2,043	37,652
KAR Auction Services, Inc.	851	11,837
KBR, Inc.	937	29,047
Kennametal, Inc.	543	20,286
Knight-Swift Transportation Holdings, Inc.	829	35,813
Lennox International, Inc.	229	64,067
Lincoln Electric Holdings, Inc.	385	45,472
ManpowerGroup, Inc.	365	34,471
Mercury Systems, Inc.*	374	24,445
Middleby Corp.*	361	52,854
MSA Safety, Inc.	235	37,833
Nordson Corp.	351	67,536
Oshkosh Corp.	442	46,852
Owens Corning	714	57,848
Regal Beloit Corp.	261	35,671
Ryder System, Inc.	347	23,516
Science Applications International Corp.	392	33,763
Stericycle, Inc.*	591	38,338
Terex Corp.	451	18,572
Tetra Tech, Inc.	356	49,260
Timken Co.	442	34,631
Toro Co.	698	70,337
Univar Solutions, Inc.*	1,127	22,439
Werner Enterprises, Inc.	379	16,267
Woodward, Inc.	381	43,518
XPO Logistics, Inc.*	595	69,377

(Cost $1,932,717)		1,910,727

Information Technology — 14.4%
ACI Worldwide, Inc.*	759	29,039
Alliance Data Systems Corp.	304	29,336
Arrow Electronics, Inc.*	491	49,228
Avnet, Inc.	654	24,898
Belden, Inc.	294	12,998
Blackbaud, Inc.*	326	22,435
CDK Global, Inc.	795	39,861
Ceridian HCM Holding, Inc.*	847	75,942
CMC Materials, Inc.	191	32,566
Cognex Corp.	1,161	95,887
Coherent, Inc.*	160	38,711
CommVault Systems, Inc.*	311	19,820
Cree, Inc.*	719	81,578
Fair Isaac Corp.*	188	86,020
First Solar, Inc.*	566	45,857
II-VI, Inc.*	661	55,722
InterDigital, Inc.	202	12,801
Jabil, Inc.	895	38,637
Littelfuse, Inc.	158	41,115
Manhattan Associates, Inc.*	416	51,147

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
MAXIMUS, Inc.	394	$32,024
MKS Instruments, Inc.	356	58,704
National Instruments Corp.	873	38,761
Perspecta, Inc.	886	25,871
PTC, Inc.*	684	93,667
Qualys, Inc.*	221	21,472
Semtech Corp.*	416	30,497
Silicon Laboratories, Inc.*	294	45,788
SYNNEX Corp.	277	24,697
Teradata Corp.*	720	28,872
Universal Display Corp.	274	58,003
Vishay Intertechnology, Inc.	877	20,934
WEX, Inc.*	284	59,171

(Cost $1,451,626)		1,422,059

Materials — 5.0%
AptarGroup, Inc.	421	54,759
Ashland Global Holdings, Inc.	356	29,947
Cabot Corp.	369	18,166
Chemours Co.	1,133	26,660
Commercial Metals Co.	765	19,240
Compass Minerals International, Inc.	223	14,069
Domtar Corp.	365	13,523
Eagle Materials, Inc.	271	33,978
Greif, Inc., Class A	173	8,356
Ingevity Corp.*	273	18,968
Louisiana-Pacific Corp.	733	34,898
Reliance Steel & Aluminum Co.	415	54,863
Sonoco Products Co.	658	39,197
Steel Dynamics, Inc.	1,322	54,969
United States Steel Corp.	1,800	29,898
Valvoline, Inc.	1,234	30,801
Worthington Industries, Inc.	233	14,886

(Cost $503,816)		497,178

Real Estate — 9.7%
American Campus Communities, Inc. REIT	890	36,454
Brixmor Property Group, Inc. REIT	1,961	38,592
Camden Property Trust REIT	634	66,031
CoreSite Realty Corp. REIT	277	33,714
Cousins Properties, Inc. REIT	980	32,869
CyrusOne, Inc. REIT	787	51,651
Douglas Emmett, Inc. REIT	1,073	35,141
EPR Properties REIT	487	22,003
First Industrial Realty Trust, Inc. REIT	847	36,175
Healthcare Realty Trust, Inc. REIT	862	24,877
Highwoods Properties, Inc. REIT	686	27,413
Hudson Pacific Properties, Inc. REIT	980	25,078
JBG SMITH Properties REIT	735	23,336
Jones Lang LaSalle, Inc.*	343	59,675
Kilroy Realty Corp. REIT	683	43,343
Lamar Advertising Co., Class A REIT	558	48,317
Life Storage, Inc. REIT	474	39,769
Macerich Co. REIT	784	10,129
Omega Healthcare Investors, Inc. REIT	1,517	56,341
Park Hotels & Resorts, Inc. REIT	1,565	34,039
Pebblebrook Hotel Trust REIT	838	18,989

	Number of Shares	Value
Real Estate (Continued)
PotlatchDeltic Corp. REIT	441	$22,381
Rayonier, Inc. REIT	893	29,148
Rexford Industrial Realty, Inc. REIT	857	40,896
Spirit Realty Capital, Inc. REIT	749	32,222
STORE Capital Corp. REIT	1,575	52,668
Urban Edge Properties REIT	699	11,534

(Cost $970,763)		952,785

Utilities — 2.0%
Hawaiian Electric Industries, Inc.	697	24,367
National Fuel Gas Co.	602	27,355
New Jersey Resources Corp.	614	24,124
ONE Gas, Inc.	347	23,239
Southwest Gas Holdings, Inc.	377	23,506
Spire, Inc.	333	22,118
UGI Corp.	1,395	53,442

(Cost $203,643)		198,151

TOTAL COMMON STOCKS (Cost $9,992,556)		9,851,309

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (a) (Cost $8,806)	8,806	8,806

TOTAL INVESTMENTS — 100.0% (Cost $10,001,362)		$9,860,115
Other assets and liabilities, net — 0.0%		3,477

NET ASSETS — 100.0%		$9,863,592

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 2/24/2021 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (a)
—	10,000,025	(9,991,219)	—	—	11	—	8,806	8,806

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$9,851,309	$—	$—	$9,851,309
Short-Term Investments	8,806	—	—	8,806

TOTAL	$9,860,115	$—	$—	$9,860,115

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 1.0%
EW Scripps Co., Class A	830	$15,620
Marcus Corp.*	336	6,599
Meredith Corp.*	588	14,571
QuinStreet, Inc.*	707	16,890
Scholastic Corp.	435	12,528
TechTarget, Inc.*	343	28,685

(Cost $96,377)		94,893

Consumer Discretionary — 18.1%
Abercrombie & Fitch Co., Class A	906	24,797
American Axle & Manufacturing Holdings, Inc.*	1,676	16,375
American Public Education, Inc.*	214	6,300
Asbury Automotive Group, Inc.*	288	48,802
Bed Bath & Beyond, Inc.	1,864	50,067
Big Lots, Inc.	518	32,914
BJ’s Restaurants, Inc.*	323	17,936
Bloomin’ Brands, Inc.*	1,158	28,765
Boot Barn Holdings, Inc.*	419	25,316
Brinker International, Inc.	657	45,064
Buckle, Inc.	416	15,991
Caleres, Inc.	550	8,723
Callaway Golf Co.	1,393	38,934
Cato Corp., Class A	285	3,517
Cavco Industries, Inc.*	129	27,207
Century Communities, Inc.*	421	23,294
Cheesecake Factory, Inc.	636	34,948
Chico’s FAS, Inc.	1,774	4,772
Children’s Place, Inc.*	211	14,612
Conn’s, Inc.*	278	3,945
Cooper Tire & Rubber Co.	732	41,900
Cooper-Standard Holdings, Inc.*	245	8,776
Crocs, Inc.*	1,000	76,720
Dave & Buster’s Entertainment, Inc.*	689	27,980
Designer Brands, Inc., Class A	853	10,654
Dine Brands Global, Inc.	238	18,828
Dorman Products, Inc.*	417	41,579
El Pollo Loco Holdings, Inc.*	274	5,022
Ethan Allen Interiors, Inc.	315	8,070
Fiesta Restaurant Group, Inc.*	251	3,830
Fossil Group, Inc.*	681	10,310
GameStop Corp., Class A*	807	82,104
Gentherm, Inc.*	496	35,112
G-III Apparel Group Ltd.*	632	18,195
Group 1 Automotive, Inc.	259	39,482
Guess?, Inc.	544	13,714
Haverty Furniture Cos., Inc.	242	8,753
Hibbett Sports, Inc.*	241	15,487
Installed Building Products, Inc.*	339	37,073
La-Z-Boy, Inc.	671	28,591
LCI Industries	376	52,994
LGI Homes, Inc.*	320	34,960
Lumber Liquidators Holdings, Inc.*	419	10,379
M/I Homes, Inc.*	417	20,808
Macy’s, Inc.	4,590	69,814
MarineMax, Inc.*	320	14,288

	Number of Shares	Value
Consumer Discretionary (Continued)
MDC Holdings, Inc.	771	$43,616
Meritage Homes Corp.*	563	47,467
Michaels Cos., Inc.*	1,073	16,095
Motorcar Parts of America, Inc.*	276	5,873
Movado Group, Inc.	240	5,472
ODP Corp.*	765	29,277
Oxford Industries, Inc.	245	18,679
Perdoceo Education Corp.*	1,007	12,960
Red Robin Gourmet Burgers, Inc.*	225	6,905
Regis Corp.*	352	4,136
Rent-A-Center, Inc.	708	40,894
Ruth’s Hospitality Group, Inc.	462	10,536
Shake Shack, Inc., Class A*	530	62,794
Shoe Carnival, Inc.	124	6,071
Shutterstock, Inc.	337	29,734
Signet Jewelers Ltd.*	760	37,833
Sleep Number Corp.*	403	55,263
Sonic Automotive, Inc., Class A	344	15,862
Standard Motor Products, Inc.	293	12,309
Steven Madden Ltd.	1,124	41,577
Tupperware Brands Corp.*	714	21,827
Unifi, Inc.*	216	5,385
Vera Bradley, Inc.*	319	3,027
Wolverine World Wide, Inc.	1,214	42,429
Zumiez, Inc.*	302	13,614

(Cost $1,771,519)		1,797,337

Consumer Staples — 3.2%
B&G Foods, Inc.	933	28,298
Calavo Growers, Inc.	241	18,135
Cal-Maine Foods, Inc.*	542	20,650
Chefs’ Warehouse, Inc.*	472	14,698
Coca-Cola Consolidated, Inc.	67	17,196
Fresh Del Monte Produce, Inc.	440	11,326
Inter Parfums, Inc.	255	18,658
J & J Snack Foods Corp.	226	35,880
John B Sanfilippo & Son, Inc.	128	11,067
Medifast, Inc.	175	44,273
MGP Ingredients, Inc.	191	12,201
PriceSmart, Inc.	339	32,697
Seneca Foods Corp., Class A*	97	5,283
SpartanNash Co.	521	9,498
United Natural Foods, Inc.*	814	21,530
USANA Health Sciences, Inc.*	173	16,791

(Cost $321,510)		318,181

Energy — 4.0%
Archrock, Inc.	1,900	19,589
Callon Petroleum Co.*	577	14,754
Core Laboratories NV	645	22,923
Dril-Quip, Inc.*	509	17,286
Green Plains, Inc.*	593	15,015
Helix Energy Solutions Group, Inc.*	2,052	10,055
Helmerich & Payne, Inc.	1,592	45,738
Laredo Petroleum, Inc.*	130	4,237
Nabors Industries Ltd.	93	10,324
Oceaneering International, Inc.*	1,469	17,334

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Energy (Continued)
Oil States International, Inc.*	886	$6,494
Par Pacific Holdings, Inc.*	580	10,249
Patterson-UTI Energy, Inc.	2,774	20,528
QEP Resources, Inc.	3,583	12,325
Range Resources Corp.*	3,792	36,555
Renewable Energy Group, Inc.*	571	44,407
REX American Resources Corp.*	76	7,149
RPC, Inc.*	843	5,353
SM Energy Co.	1,576	21,843
Southwestern Energy Co.*	9,555	38,698
US Silica Holdings, Inc.	1,075	14,308

(Cost $394,998)		395,164

Financials — 14.5%
Allegiance Bancshares, Inc.	272	10,241
Ameris Bancorp	1,041	49,593
Banner Corp.	539	27,909
Berkshire Hills Bancorp, Inc.	738	14,878
Blucora, Inc.*	698	11,308
Boston Private Financial Holdings, Inc.	1,217	16,746
Cadence BanCorp	1,864	38,249
Capstead Mortgage Corp. REIT	1,427	8,177
Central Pacific Financial Corp.	409	9,256
City Holding Co.	229	17,223
Columbia Banking System, Inc.	1,040	46,062
Community Bank System, Inc.	778	55,386
Customers Bancorp, Inc.*	422	11,301
Donnelley Financial Solutions, Inc.*	431	11,202
Eagle Bancorp, Inc.	468	22,881
Encore Capital Group, Inc.*	455	15,206
Enova International, Inc.*	518	15,903
First Financial Bancorp	1,450	32,524
First Hawaiian, Inc.	1,935	53,967
Granite Point Mortgage Trust, Inc. REIT	802	8,950
Great Western Bancorp, Inc.	799	21,437
Green Dot Corp., Class A*	777	36,721
Greenhill & Co., Inc.	205	3,093
Hanmi Financial Corp.	445	7,618
Heritage Financial Corp.	521	13,489
HomeStreet, Inc.	315	13,532
Horace Mann Educators Corp.	601	23,163
Independent Bank Corp.	497	42,498
Independent Bank Group, Inc.	534	37,214
Invesco Mortgage Capital, Inc. REIT	2,683	10,437
Meta Financial Group, Inc.	486	21,525
National Bank Holdings Corp., Class A	444	17,205
NBT Bancorp, Inc.	674	24,419
NMI Holdings, Inc., Class A*	1,255	28,689
Northfield Bancorp, Inc.	694	9,501
Northwest Bancshares, Inc.	1,891	26,701
OFG Bancorp	746	14,405
Old National Bancorp.	2,446	44,346
Pacific Premier Bancorp, Inc.	1,396	56,259
Park National Corp.	214	26,536
PennyMac Mortgage Investment Trust REIT	1,461	27,715

	Number of Shares	Value
Financials (Continued)
Piper Sandler Cos.	209	$22,221
PRA Group, Inc.*	661	24,364
Preferred Bank	196	11,358
Provident Financial Services, Inc.	1,133	22,921
Redwood Trust, Inc. REIT	1,656	16,295
S&T Bancorp, Inc.	571	16,490
Safety Insurance Group, Inc.	222	17,556
Seacoast Banking Corp. of Florida*	801	28,796
Simmons First National Corp., Class A	1,610	47,141
Southside Bancshares, Inc.	456	15,768
Stewart Information Services Corp.	388	18,314
StoneX Group, Inc.*	236	13,615
Tompkins Financial Corp.	175	13,533
United Community Banks, Inc.	1,281	42,350
United Fire Group, Inc.	311	9,159
Veritex Holdings, Inc.	722	20,996
Virtus Investment Partners, Inc.	108	27,097
Waddell & Reed Financial, Inc., Class A	908	22,782
Walker & Dunlop, Inc.	437	43,551
Westamerica BanCorp	390	23,443

(Cost $1,465,052)		1,441,215

Health Care — 12.2%
Addus HomeCare Corp.*	228	24,526
Allscripts Healthcare Solutions, Inc.*	2,337	36,060
AMN Healthcare Services, Inc.*	684	49,843
Amphastar Pharmaceuticals, Inc.*	531	9,308
AngioDynamics, Inc.*	550	11,522
ANI Pharmaceuticals, Inc.*	139	4,045
Anika Therapeutics, Inc.*	205	7,523
Cardiovascular Systems, Inc.*	583	24,078
Coherus Biosciences, Inc.*	921	14,957
Community Health Systems, Inc.*	1,663	14,235
Computer Programs and Systems, Inc.	183	5,755
CONMED Corp.	427	52,547
Corcept Therapeutics, Inc.*	1,547	38,907
CorVel Corp.*	132	13,398
Cross Country Healthcare, Inc.*	507	5,633
CryoLife, Inc.*	564	14,241
Cytokinetics, Inc.*	1,029	19,273
Enanta Pharmaceuticals, Inc.*	258	12,725
Endo International PLC*	3,407	27,018
Ensign Group, Inc.	758	62,171
Glaukos Corp.*	668	63,166
Hanger, Inc.*	553	12,155
Heska Corp.*	135	25,434
HMS Holdings Corp.*	1,310	48,188
Innoviva, Inc.*	913	10,436
Inogen, Inc.*	266	13,962
Invacare Corp.	499	4,541
Lannett Co., Inc.*	496	3,006
Magellan Health, Inc.*	330	30,796
Meridian Bioscience, Inc.*	625	13,175
Merit Medical Systems, Inc.*	710	39,561
Mesa Laboratories, Inc.	74	20,121
ModivCare, Inc.*	179	22,959

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Myriad Genetics, Inc.*	1,093	$33,326
Natus Medical, Inc.*	491	12,722
NextGen Healthcare, Inc.*	804	15,035
Omnicell, Inc.*	626	79,439
OraSure Technologies, Inc.*	1,042	11,045
Orthofix Medical, Inc.*	280	13,023
Owens & Minor, Inc.	1,068	36,323
Pacira BioSciences, Inc.*	651	47,848
Phibro Animal Health Corp., Class A	294	6,342
RadNet, Inc.*	622	11,470
REGENXBIO, Inc.*	495	20,250
Select Medical Holdings Corp.*	1,595	50,482
Spectrum Pharmaceuticals, Inc.*	2,159	7,405
Supernus Pharmaceuticals, Inc.*	765	20,556
Surmodics, Inc.*	197	10,274
Tactile Systems Technology, Inc.*	281	14,280
Tivity Health, Inc.*	543	12,923
Vanda Pharmaceuticals, Inc.*	794	14,808
Xencor, Inc.*	866	42,668

(Cost $1,222,412)		1,215,484

Industrials — 20.1%
AAR Corp.	482	19,174
ABM Industries, Inc.	1,003	43,310
Aegion Corp.*	446	11,529
AeroVironment, Inc.*	328	36,106
Alamo Group, Inc.	143	21,826
Albany International Corp., Class A	445	35,177
Applied Industrial Technologies, Inc.	579	49,429
ArcBest Corp.	369	21,767
Arcosa, Inc.	701	39,768
Astec Industries, Inc.	327	22,210
Atlas Air Worldwide Holdings, Inc.*	380	20,949
AZZ, Inc.	379	19,363
Barnes Group, Inc.	677	35,441
Boise Cascade Co.	569	28,416
Brady Corp., Class A	704	36,897
Chart Industries, Inc.*	523	74,836
CIRCOR International, Inc.*	290	10,327
Comfort Systems USA, Inc.	553	34,253
CoreCivic, Inc. REIT	1,770	12,709
Cubic Corp.	457	31,739
Deluxe Corp.	608	24,034
DXP Enterprises, Inc.*	237	7,119
Encore Wire Corp.	321	21,035
Enerpac Tool Group Corp.	869	21,464
EnPro Industries, Inc.	297	23,861
ESCO Technologies, Inc.	378	39,943
Federal Signal Corp.	879	32,004
Forward Air Corp.	417	35,766
Franklin Electric Co., Inc.	576	43,235
GMS, Inc.*	619	22,655
Granite Construction, Inc.	679	23,344
Greenbrier Cos., Inc.	477	22,443
Harsco Corp.*	1,146	18,749
Heartland Express, Inc.	716	13,031

	Number of Shares	Value
Industrials (Continued)
Heidrick & Struggles International, Inc.	280	$10,049
Hillenbrand, Inc.	1,086	50,456
Hub Group, Inc., Class A*	486	27,984
Interface, Inc.	852	10,582
John Bean Technologies Corp.	470	69,358
Kaman Corp.	401	19,513
Kelly Services, Inc., Class A*	484	10,077
Korn Ferry	786	48,378
Lindsay Corp.	164	26,281
Lydall, Inc.*	244	8,498
Marten Transport Ltd.	852	13,785
Matrix Service Co.*	385	5,224
Matson, Inc.	625	43,294
Matthews International Corp., Class A	461	16,458
Meritor, Inc.*	1,051	31,919
Mueller Industries, Inc.	829	33,691
MYR Group, Inc.*	242	14,266
NOW, Inc.*	1,618	17,199
Park Aerospace Corp.	271	3,764
Pitney Bowes, Inc.	2,561	21,717
Powell Industries, Inc.	128	3,985
Proto Labs, Inc.*	389	56,669
Quanex Building Products Corp.	476	11,581
Raven Industries, Inc.	520	20,384
Resideo Technologies, Inc.*	2,078	49,914
Saia, Inc.*	380	76,201
SEACOR Holdings, Inc.*	277	11,775
SPX Corp.*	675	37,523
SPX FLOW, Inc.*	612	37,675
Standex International Corp.	179	17,553
Team, Inc.*	444	4,924
Tennant Co.	286	21,793
Titan International, Inc.	732	6,054
Triumph Group, Inc.*	757	11,029
TrueBlue, Inc.*	515	10,727
UniFirst Corp.	226	54,758
US Ecology, Inc.*	457	17,462
Veritiv Corp.*	179	4,257
Viad Corp.	295	12,343
Vicor Corp.*	320	31,517
Wabash National Corp.	769	12,750
Watts Water Technologies, Inc., Class A	398	45,408

(Cost $2,028,820)		1,992,684

Information Technology — 14.9%
8x8, Inc.*	1,573	53,812
ADTRAN, Inc.	696	11,721
Advanced Energy Industries, Inc.	570	59,536
Agilysys, Inc.*	294	17,519
Badger Meter, Inc.	423	45,934
Benchmark Electronics, Inc.	530	15,052
Bottomline Technologies DE, Inc.*	569	25,537
Cardtronics PLC, Class A*	516	19,892
CSG Systems International, Inc.	478	22,060
CTS Corp.	468	15,056
Diodes, Inc.*	612	48,054
Ebix, Inc.	342	8,338

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
EVERTEC, Inc.	907	$35,282
ExlService Holdings, Inc.*	509	43,072
Extreme Networks, Inc.*	1,820	16,689
Fabrinet*	536	47,345
FARO Technologies, Inc.*	258	24,113
FormFactor, Inc.*	1,159	52,584
Insight Enterprises, Inc.*	527	44,052
Itron, Inc.*	600	70,344
Knowles Corp.*	1,356	28,191
Kulicke & Soffa Industries, Inc.	901	44,924
MaxLinear, Inc.*	980	38,975
Methode Electronics, Inc.	544	21,178
MicroStrategy, Inc., Class A*	107	80,294
MTS Systems Corp.	279	16,282
NIC, Inc.	974	33,807
OneSpan, Inc.*	495	11,563
PDF Solutions, Inc.*	425	7,803
Perficient, Inc.*	479	26,675
Plexus Corp.*	418	35,104
Power Integrations, Inc.	887	78,384
Progress Software Corp.	654	27,821
Rambus, Inc.*	1,685	35,351
Rogers Corp.*	278	50,451
Sanmina Corp.*	945	33,661
ScanSource, Inc.*	368	10,466
SMART Global Holdings, Inc.*	201	9,385
SPS Commerce, Inc.*	527	53,085
Sykes Enterprises, Inc.*	574	23,454
TTEC Holdings, Inc.	264	22,213
TTM Technologies, Inc.*	1,468	20,728
Unisys Corp.*	916	22,488
Veeco Instruments, Inc.*	721	15,501
Viavi Solutions, Inc.*	3,387	54,819

(Cost $1,465,123)		1,478,595

Materials — 3.4%
AdvanSix, Inc.*	407	11,315
Balchem Corp.	470	56,099
Carpenter Technology Corp.	697	28,340
Century Aluminum Co.*	728	9,996
Clearwater Paper Corp.*	240	8,403
Glatfelter Corp.	643	10,320
Haynes International, Inc.	183	5,111
HB Fuller Co.	778	43,623
Innospec, Inc.	357	35,861
Kaiser Aluminum Corp.	242	27,612
Kraton Corp.*	462	17,182
Materion Corp.	294	20,133
Mercer International, Inc.	574	8,822
Neenah, Inc.	244	13,498
SunCoke Energy, Inc.	1,224	7,821
TimkenSteel Corp.*	550	4,444
US Concrete, Inc.*	229	11,784
Warrior Met Coal, Inc.	743	14,243

(Cost $348,551)		334,607

	Number of Shares	Value
Real Estate — 7.7%
Acadia Realty Trust REIT	1,276	$24,129
Agree Realty Corp. REIT	870	56,167
Alexander & Baldwin, Inc. REIT	1,051	18,361
American Assets Trust, Inc. REIT	727	22,595
Armada Hoffler Properties, Inc. REIT	841	10,857
Brandywine Realty Trust REIT	2,523	30,856
Chatham Lodging Trust REIT*	683	9,514
DiamondRock Hospitality Co. REIT*	2,951	29,864
Diversified Healthcare Trust REIT	3,525	15,862
Easterly Government Properties, Inc. REIT	1,180	25,936
Four Corners Property Trust, Inc. REIT	1,067	28,905
Franklin Street Properties Corp. REIT	1,429	7,088
Getty Realty Corp. REIT	522	14,606
Hersha Hospitality Trust REIT*	530	5,894
Independence Realty Trust, Inc. REIT	1,403	19,698
Industrial Logistics Properties Trust REIT	948	20,164
iStar, Inc. REIT	1,075	19,049
Kite Realty Group Trust REIT	1,246	23,886
Lexington Realty Trust REIT	4,097	43,920
LTC Properties, Inc. REIT	569	23,278
Marcus & Millichap, Inc.*	348	13,179
National Storage Affiliates Trust REIT	904	34,849
Office Properties Income Trust REIT	702	17,754
RE/MAX Holdings, Inc., Class A	269	11,223
Realogy Holdings Corp.*	1,708	25,757
Retail Opportunity Investments Corp. REIT	1,746	27,604
Retail Properties of America, Inc., Class A REIT	3,169	33,370
RPT Realty REIT	1,177	12,912
SITE Centers Corp. REIT	2,229	29,735
Summit Hotel Properties, Inc. REIT*	1,564	16,187
Tanger Factory Outlet Centers, Inc. REIT	1,382	21,753
Uniti Group, Inc. REIT	3,443	41,006
Xenia Hotels & Resorts, Inc. REIT	1,682	33,589

(Cost $776,819)		769,547

Utilities — 0.8%
American States Water Co.	536	39,155
South Jersey Industries, Inc.	1,488	37,363

(Cost $78,652)		76,518

TOTAL COMMON STOCKS (Cost $9,969,833)		9,914,225

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (a) (Cost $9,735)	9,735	9,735

TOTAL INVESTMENTS — 100.0% (Cost $9,979,568)		$9,923,960
Other assets and liabilities, net — 0.0%		1,385

NET ASSETS — 100.0%		$9,925,345

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 2/24/2021 (Commence- ment of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (a)
—	10,000,025	(9,990,290)	—	—	11	—	9,735	9,735

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$9,914,225	$—	$—	$9,914,225
Short-Term Investments	9,735	—	—	9,735

TOTAL	$9,923,960	$—	$—	$9,923,960

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$9,499,826	$17,382,501	$13,440,405	$3,188,910,702
Investment in affiliated securities at value	9,259	—	—	—
Investment in DWS Government Money Market Series	10,386	213	163,472	9,043,407
Investment in DWS Government & Agency Securities Portfolio*	7,948	80,946	14,124	16,949
Foreign currency at value	39,819	25,059	21,936	—
Deposit with broker for futures contracts	4,293	4,856	12,879	471,000
Receivables:
Investment securities sold	49,511	196,529	172,337	8,880,374
Capital shares	—	—	—	1,745,612
Variation margin on futures contracts	—	—	—	230,202
Dividends	12,553	22,375	11,911	4,634,049
Interest	—	—	6	193
Securities lending income	27	60	36	37,265
Foreign tax reclaim	6,824	12,328	—	—

Total assets	$9,640,446	$17,724,867	$13,837,106	$3,213,969,753

Liabilities
Payable upon return of securities loaned	$7,948	$80,946	$14,124	$16,949
Payables:
Investment securities purchased	54,122	190,983	170,733	15,765,301
Investment advisory fees	1,211	1,915	2,206	225,716
Variation margin on futures contracts	945	4,857	2,835	—
Deferred foreign tax payable	7,868	—	23,415	—

Total liabilities	72,094	278,701	213,313	16,007,966

Net Assets, at value	$9,568,352	$17,446,166	$13,623,793	$3,197,961,787

Net Assets Consist of
Paid-in capital	$7,501,563	$15,298,890	$10,857,673	$2,495,878,590
Distributable earnings (loss)	2,066,789	2,147,276	2,766,120	702,083,197

Net Assets, at value	$9,568,352	$17,446,166	$13,623,793	$3,197,961,787

Number of Common Shares outstanding	300,001	600,001	400,001	91,600,001

Net Asset Value	$31.89	$29.08	$34.06	$34.91

Investment in non-affiliated securities at cost	$7,374,832	$15,032,314	$10,447,840	$2,485,651,921

Investment in affiliated securities at cost	$9,593	$—	$—	$—

Value of securities loaned	$137,611	$419,704	$45,569	$17,182,398

Investment in DWS Government Money Market Series at cost	$10,386	$213	$163,472	$9,043,407

Investment in DWS Government & Agency Securities Portfolio at cost*	$7,948	$80,946	$14,124	$16,949

Non-cash collateral for securities on loan	$141,143	$371,708	$34,229	$17,796,449

Foreign currency at cost	$39,257	$24,688	$21,935	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2021 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$479,812,798	$9,851,309	$9,914,225
Investment in DWS Government Money Market Series	679,873	8,806	9,735
Investment in DWS Government & Agency Securities Portfolio*	14,598	—	—
Deposit with broker for futures contracts	70,000	—	—
Receivables:
Investment securities sold	—	—	90,567
Capital shares	3,335,316	—	—
Dividends	573,759	3,649	2,532
Interest	17	11	11
Securities lending income	465	—	—

Total assets	$484,486,826	$9,863,775	$10,017,070

Liabilities
Payable upon return of securities loaned	$14,598	$—	$—
Payables:
Investment securities purchased	3,447,474	—	91,541
Investment advisory fees	34,681	183	184
Variation margin on futures contracts	4,620	—	—

Total liabilities	3,501,373	183	91,725

Net Assets, at value	$480,985,453	$9,863,592	$9,925,345

Net Assets Consist of
Paid-in capital	$417,244,358	$10,001,362	$10,002,405
Distributable earnings (loss)	63,741,095	(137,770)	(77,060)

Net Assets, at value	$480,985,453	$9,863,592	$9,925,345

Number of Common Shares outstanding	14,450,001	400,001	400,001

Net Asset Value	$33.29	$24.66	$24.81

Investment in non-affiliated securities at cost	$418,052,435	$9,992,556	$9,969,833

Value of securities loaned	$8,850,398	$—	$—

Investment in DWS Government Money Market Series at cost	$679,873	$8,806	$9,735

Investment in DWS Government & Agency Securities Portfolio at cost*	$14,598	$—	$—

Non-cash collateral for securities on loan	$9,082,539	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$61,830	$111,903	$42,162	$23,260,027
Affiliated dividend income	539	—	—	—
Income distributions from affiliated funds	98	—	10	753
Affiliated securities lending income	7	12	3	171
Unaffiliated non-cash dividend income	9,432	21,970	—	—
Unaffiliated securities lending income, net of borrower rebates	1,780	1,041	262	66,165

Total investment income	73,686	134,926	42,437	23,327,116

Expenses
Investment advisory fees	7,160	10,225	10,328	1,407,371
Other expenses	57	57	57	401

Total expenses	7,217	10,282	10,385	1,407,772

Less fees waived (see note 3):
Waiver	(27)	(4)	(34)	(142,503)

Net expenses	7,190	10,278	10,351	1,265,269

Net investment income (loss)	66,496	124,648	32,086	22,061,847

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(37,235)	(12,083)	(55,723)	(11,647,180)
Investments in affiliates	7,113	—	—	—
In-kind redemptions	—	—	—	27,663,648
Futures contracts	13,331	4,698	13,324	641,041
Foreign currency transactions	779	(1,367)	(1,569)	—

Net realized gain (loss)	(16,012)	(8,752)	(43,968)	16,657,509

Net change in unrealized appreciation (depreciation) on:
Investments**	1,239,805	1,615,486	1,742,752	247,216,687
Investments in affiliates	(2,483)	—	—	—
Futures contracts	(1,220)	1,169	373	(318,420)
Foreign currency translations	(888)	(678)	(223)	—

Net change in unrealized appreciation (depreciation)	1,235,214	1,615,977	1,742,902	246,898,267

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,219,202	1,607,225	1,698,934	263,555,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,285,698	$1,731,873	$1,731,020	$285,617,623

* Unaffiliated foreign tax withheld	$8,407	$11,343	$7,313	$—
** Net of change in deferred foreign taxes	$5,181	$—	$18,977	$—

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF(1)	Xtrackers S&P SmallCap 600 ESG ETF(1)
Investment Income
Unaffiliated dividend income	$3,075,091	$3,649	$2,531
Income distributions from affiliated funds	117	11	11
Affiliated securities lending income	14	—	—
Unaffiliated securities lending income, net of borrower rebates	3,688	—	—

Total investment income	3,078,910	3,660	2,542

Expenses
Investment advisory fees	198,428	205	206
Other expenses	57	—	—

Total expenses	198,485	205	206

Less fees waived (see note 3):
Waiver	(18,306)	(22)	(22)

Net expenses	180,179	183	184

Net investment income (loss)	2,898,731	3,477	2,358

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(657,630)	—	(23,810)
In-kind redemptions	2,795,614	—	—
Futures contracts	95,511	—	—

Net realized gain (loss)	2,233,495	—	(23,810)

Net change in unrealized appreciation (depreciation) on:
Investments	24,619,239	(141,247)	(55,608)
Futures contracts	(35,845)	—	—

Net change in unrealized appreciation (depreciation)	24,583,394	(141,247)	(55,608)

Net realized and unrealized gain (loss) on investments and futures	26,816,889	(141,247)	(79,418)

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,715,620	$(137,770)	$(77,060)

(1)	For the period February 24, 2021 (commencement of operations) through February 28, 2021.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$66,496	$203,185	$124,648	$229,188
Net realized gain (loss)	(16,012)	(48,254)	(8,752)	(175,028)
Net change in net unrealized appreciation (depreciation)	1,235,214	808,500	1,615,977	989,572

Net increase (decrease) in net assets resulting from operations	1,285,698	963,431	1,731,873	1,043,732

Distributions to Shareholders	(88,272)	(218,581)	(128,860)	(223,206)

Fund Shares Transactions
Proceeds from shares sold	—	—	4,162,634	3,628,617
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—	4,162,634	3,628,617

Total net increase (decrease) in Net Assets	1,197,426	744,850	5,765,647	4,449,143

Net Assets
Beginning of period	8,370,926	7,626,076	11,680,519	7,231,376

End of period	$9,568,352	$8,370,926	$17,446,166	$11,680,519

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	300,001	450,001	300,001
Shares sold	—	—	150,000	150,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	300,001	300,001	600,001	450,001

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$32,086	$258,084	$22,061,847	$33,012,859
Net realized gain (loss)	(43,968)	(164,600)	16,657,509	4,492,657
Net change in net unrealized appreciation (depreciation)	1,742,902	1,385,759	246,898,267	386,265,567

Net increase (decrease) in net assets resulting from operations	1,731,020	1,479,243	285,617,623	423,771,083

Distributions to Shareholders	(49,383)	(318,526)	(22,041,769)	(29,554,714)

Fund Shares Transactions
Proceeds from shares sold	3,371,694	—	371,970,319	1,074,035,689
Value of shares redeemed	—	—	(104,029,264)	(142,918,766)

Net increase (decrease) in net assets resulting from fund share transactions	3,371,694	—	267,941,055	931,116,923

Total net increase (decrease) in Net Assets	5,053,331	1,160,717	531,516,909	1,325,333,292

Net Assets
Beginning of period	8,570,462	7,409,745	2,666,444,878	1,341,111,586

End of period	$13,623,793	$8,570,462	$3,197,961,787	$2,666,444,878

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	300,001	83,750,001	50,250,001
Shares sold	100,000	—	11,000,000	38,450,000
Shares redeemed	—	—	(3,150,000)	(4,950,000)

Shares outstanding, end of period	400,001	300,001	91,600,001	83,750,001

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Period February 24, 2021(1) to February 28, 2021	For the Period February 24, 2021(1) to February 28, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,898,731	$2,350,149	$3,477	$2,358
Net realized gain (loss)	2,233,495	745,744	—	(23,810)
Net change in net unrealized appreciation (depreciation)	24,583,394	37,102,920	(141,247)	(55,608)

Net increase (decrease) in net assets resulting from operations	29,715,620	40,198,813	(137,770)	(77,060)

Distributions to Shareholders	(2,575,486)	(1,693,157)	—	—

Fund Shares Transactions
Proceeds from shares sold	195,825,638	280,622,402	10,001,337	10,002,380
Value of shares redeemed	(12,415,170)	(60,077,355)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	183,410,468	220,545,047	10,001,337	10,002,380

Total net increase (decrease) in Net Assets	210,550,602	259,050,703	9,863,567	9,925,320

Net Assets
Beginning of period	270,434,851	11,384,148	25	25

End of period	$480,985,453	$270,434,851	$9,863,592	$9,925,345

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,700,001	450,001	1	1
Shares sold	6,150,000	10,700,000	400,000	400,000
Shares redeemed	(400,000)	(2,450,000)	—	—

Shares outstanding, end of period	14,450,001	8,700,001	400,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Year Ended 8/31/2020	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$27.90		$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		0.68	0.60
Net realized and unrealized gain (loss)	4.06		2.53	0.27

Total from investment operations	4.28		3.21	0.87

Less distributions from:
Net investment income	(0.29)		(0.73)	(0.45)

Total distributions	(0.29)		(0.73)	(0.45)

Net Asset Value, end of period	$31.89		$27.90	$25.42

Total Return (%)(c)	15.39	**	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		8	8
Ratio of expenses before fee waiver (%)	0.16	*	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.16	*	0.16	0.16	*
Ratio of net investment income (loss) (%)	1.38	*	2.61	3.17	*
Portfolio turnover rate (%)(d)	4	**	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Year Ended 8/31/2020	Period Ended 8/31/2019(e)
Net Asset Value, beginning of period	$25.96		$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.24		0.59	0.78
Net realized and unrealized gain (loss)	3.11		1.83	(1.01)

Total from investment operations	3.35		2.42	(0.23)

Less distributions from:
Net investment income	(0.23)		(0.56)	(0.66)
Net realized gains	—		—	(0.01)

Total distributions	(0.23)		(0.56)	(0.67)

Net Asset Value, end of period	$29.08		$25.96	$24.10

Total Return (%)(c)	12.93	**	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	17		12	7
Ratio of expenses before fee waiver (%)	0.14	*	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*	0.14	0.14	*
Ratio of net investment income (loss) (%)	1.55	*	2.39	3.25	*
Portfolio turnover rate (%)(d)	6	**	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Year Ended 8/31/2020		Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$28.57		$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.86		0.50
Net realized and unrealized gain (loss)	5.55		4.07		(0.53)

Total from investment operations	5.65		4.93		(0.03)

Less distributions from:
Net investment income	(0.16)		(1.06)		(0.27)
Net realized gains	—		(0.00	)(c)	—

Total distributions	(0.16)		(1.06)		(0.27)

Net Asset Value, end of period	$34.06		$28.57		$24.70

Total Return (%)(d)	19.83	**	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	14		9		7
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	*
Ratio of net investment income (loss) (%)	0.62	*	3.38		2.68	*
Portfolio turnover rate (%)(e)	6	**	17		16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Year Ended 8/31/2020		Period Ended 8/31/2019(f)
Net Asset Value, beginning of period	$31.84		$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26		0.51		0.24
Net realized and unrealized gain (loss)	3.07		5.10		1.57

Total from investment operations	3.33		5.61		1.81

Less distributions from:
Net investment income	(0.26)		(0.46)		(0.12)

Total distributions	(0.26)		(0.46)		(0.12)

Net Asset Value, end of period	$34.91		$31.84		$26.69

Total Return (%)(d)	10.54	**	21.42		7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,198		2,666		1,341
Ratio of expenses before fee waiver (%)	0.10	*	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09		0.10	*
Ratio of net investment income (loss) (%)	1.57	*	1.83		1.89	*
Portfolio turnover rate (%)(e)	3	**	9		5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Year Ended 8/31/2020	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$31.08		$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.50	0.10
Net realized and unrealized gain (loss)	2.19		5.85	0.20

Total from investment operations	2.44		6.35	0.30

Less distributions from:
Net investment income	(0.23)		(0.57)	—

Total distributions	(0.23)		(0.57)	—

Net Asset Value, end of period	$33.29		$31.08	$25.30

Total Return (%)(c)	7.92	**	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	481		270	11
Ratio of expenses before fee waiver (%)	0.11	*	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10	*	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.61	*	1.86	2.08	*
Portfolio turnover rate (%)(d)	2	**	11	0	**

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data	Period Ended 2/28/2021(e)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss)	(0.35)

Total from investment operations	(0.34)

Net Asset Value, end of period	$24.66

Total Return (%)(c)	(1.36	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.13	*
Ratio of net investment income (loss) (%)	2.55	*
Portfolio turnover rate (%)(d)	0	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period February 24, 2021 (commencement of operations) through February 28, 2021.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	Period Ended 2/28/2021(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss)	(0.20)

Total from investment operations	(0.19)

Net Asset Value, end of period	$24.81

Total Return (%)(c)	(0.76	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.13	*
Ratio of net investment income (loss) (%)	1.71	*
Portfolio turnover rate (%)(d)	1	**

(a)	For the period February 24, 2021 (commencement of operations) through February 28, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	64

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”)

(each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers S&P 500 ESG ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	MSCI ACWI ex USA ESG Leaders Index
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

The MSCI ACWI ex USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high Environmental, Social and Governance (“ESG”) performance relative to their sector peers. The Underlying Index is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

65

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Notes to Financial Statements (Unaudited) (Continued)

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

66

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Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for

67

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Notes to Financial Statements (Unaudited) (Continued)

and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2021, the Funds did not incur any interest or penalties.

At August 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$188	$41,533	$41,721
Xtrackers MSCI EAFE ESG Leaders Equity ETF	74,886	131,877	206,763
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	47,690	95,372	143,062
Xtrackers MSCI USA ESG Leaders Equity ETF	5,844,483	10,984,723	16,829,206
Xtrackers S&P 500 ESG ETF	532,195	—	532,195

As of August 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$7,469,204	$868,644	$1,635,517	$(766,873)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	11,002,201	694,430	1,580,624	(886,194)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	7,374,787	1,204,629	2,158,719	(954,090)
Xtrackers MSCI USA ESG Leaders Equity ETF	2,214,595,050	447,499,989	527,611,813	(80,111,824)
Xtrackers S&P 500 ESG ETF	233,759,584	36,388,830	42,983,368	(6,594,538)

The tax character of current year distributions will be determined at the end of the current fiscal year.

68

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Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.04% annualized effective rate as of February 28, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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Notes to Financial Statements (Unaudited) (Continued)

As of February 28, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Common Stocks	$7,948	$3,396	$1,028	$136,719	$149,091

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$149,091

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$22,616	$10,216	$2,535	$358,957	$394,324
Exchange-Traded Funds	58,330	—	—	—	58,330

Total Borrowings	$80,946	$10,216	$2,535	$358,957	$452,654

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$452,654

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$14,124	$—	$—	$34,229	$48,353

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$48,353

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$16,949	$54,731	$1,417,336	$16,324,382	$17,813,398

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$17,813,398

Xtrackers S&P 500 ESG ETF
Common Stocks	$14,598	$163,767	$1,068,984	$7,849,788	$9,097,137

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$9,097,137

As of February 28, 2021, S&P MidCap 400 ESG ETF and S&P SmallCap 600 ESG ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2021, Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

70

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Notes to Financial Statements (Unaudited) (Continued)

A summary of the open futures contracts as of February 28, 2021 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$4,435	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,081	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$6,028	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$86,160	Unrealized depreciation on futures contracts*	$94,500
Xtrackers S&p 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$14,415	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$13,331
Xtrackers MSCI EAFE ESG Leaders Equity ETF	4,698
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	13,324
Xtrackers MSCI USA ESG Leaders Equity ETF	641,041
Xtrackers S&P 500 ESG ETF	95,511

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$(1,220)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,169
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	373
Xtrackers MSCI USA ESG Leaders Equity ETF	(318,420)
Xtrackers S&P 500 ESG ETF	(35,845)

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Notes to Financial Statements (Unaudited) (Continued)

For the period ended February 28, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$60,325
Xtrackers MSCI EAFE ESG Leaders Equity ETF	33,608
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	107,586
Xtrackers MSCI USA ESG Leaders Equity ETF	5,147,796
Xtrackers S&P 500 ESG ETF	812,233

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	0.16%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.09% of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the period ended February 28, 2021, the Advisor waived $140,737 of expenses to the Fund.

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 17, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended February 28, 2021, the Advisor waived $18,039 of expenses to the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$27
Xtrackers MSCI EAFE ESG Leaders Equity ETF	4
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	34
Xtrackers MSCI USA ESG Leaders Equity ETF	1,766
Xtrackers S&P 500 ESG ETF	267
Xtrackers S&P MidCap 400 ESG ETF	22
Xtrackers S&P SmallCap 600 ESG ETF	22

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$366,460	$384,345
Xtrackers MSCI EAFE ESG Leaders Equity ETF	918,130	898,058
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	2,828,949	583,131
Xtrackers MSCI USA ESG Leaders Equity ETF	85,676,610	88,158,745
Xtrackers S&P 500 ESG ETF	6,387,476	6,375,574
Xtrackers S&P MidCap 400 ESG ETF	9,992,556	—
Xtrackers S&P SmallCap 600 ESG ETF	10,084,210	90,567

For the period ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI EAFE ESG Leaders Equity ETF	$4,112,124	$—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	971,058	—
Xtrackers MSCI USA ESG Leaders Equity ETF	371,747,429	103,441,899
Xtrackers S&P 500 ESG ETF	195,816,932	12,487,509

5. Fund Share Transactions

As of February 28, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation

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Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2021, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	48%
Xtrackers S&P MidCap 400 ESG ETF	100%
Xtrackers S&P SmallCap 600 ESG ETF	100%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in November 2020, the President of the United States issued an executive order (“CCMC Order”) prohibiting US persons, including the Funds, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. The prohibition takes effect on January 11, 2021. To the extent that any company in an Underlying Index is identified as CCMC at any time, it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest

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rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at February 28, 2021.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

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Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF

In February 2021, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

In February 2021, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Chinese securities as illiquid due to an extended Chinese and Taiwan holiday market closure in late January 2020. The temporary reclassification of Chinese securities caused the Fund to exceed the 15% limit on illiquid investments for a three day period. A filing of Form N-LIQUID for the Fund was necessary because notification to the Fund’s board of the anticipated extended holiday closure was made after the start of the holiday closure in Taiwan. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Contracts (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 17-18, 2021 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers S&P 500 ESG ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 17 and February 18, 2021. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

—	Xtrackers MSCI Emerging Markets Hedged Equity ETF

The Board considered, however, the following additional factors in connection with this Fund:

—	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF’s advisory fees were almost equivalent to the median and its total expenses were below the average and the median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

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Contracts (Unaudited) (Continued)

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

XTRACKERS S&P MIDCAP 400 ESG ETF and XTRACKERS S&P SMALLCAP 600 ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 17, 2020, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF (each a “Fund”, and together, the “Funds”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Funds’ advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale would be realized, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Funds and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the

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Contracts (Unaudited) (Continued)

Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed Funds, such as the administrator and the custodian (which would also provide those services to the Funds), noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision (which would cover the Funds as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed Funds (which would also cover the Funds).

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is below the average and median fee of the ETFs in each Fund’s respective peer group. The Board accordingly noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Funds’ peer group and believed that the Funds’ peer group was appropriate. The Board considered that the proposed fee for each Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Funds’ portfolios will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Funds and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that because the Funds are new, it is difficult to estimate the profitability of the Funds to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board noted that each Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Funds are new, it is difficult to estimate whether the Funds would experience economies of scale beyond those already reflected in the advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. These Funds are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

The S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by DBX Advisors. S&P®, S&P 400®, S&P 500® and S&P 600®, are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Indexes are calculated by SAM. DBX Advisors LLC. Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-065808-3 (4/21) DBX004832 (4/22)

February 28, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for four of our ETFs tracking the fixed income market for the period ended February 28, 2021.

The global economy started to recover from the COVID-19-induced contraction as the initiation of vaccination programs globally raised hopes the spread of the virus would be contained. Policy measures across the world supported struggling economies at the risk of widening government deficits. The U.S. economy grew moderately during the reporting period, as a slower-than-expected rollout of vaccines and spike in COVID-19 cases weighed on economic recovery. Nonetheless, increased consumer spending and private investments, along with healthy exports, proved to be growth engines. The Eurozone economy deteriorated amid pandemic-induced lockdowns, with significant declines posted by France and Italy. Delays in starting the vaccination campaign and concerns over the new virus variants weighed on economic sentiment, putting downward pressure on hiring.

The U.S. economy continued to recover, supported by systemic resilience, combined with earlier unimaginable doses of fiscal and monetary stimulus. Household spending picked up in January owing to a second round of one-time payments and extended unemployment benefits from the government. Labor markets showed a marginal improvement, but unemployment numbers remained considerably higher than pre-COVID-19 levels. In its January meeting, the Federal Reserve Board (“FRB”) recognized the uncertainty in vaccine rollout, as well as the spread of the virus and virus variants, as ongoing risks. In light of these risks, it maintained its accommodative stance and kept the target range for the federal funds rate unchanged at 0-0.25%. In addition to keeping rates near zero, the FRB maintained its commitment to buy assets worth at least USD120 billion each month and reaffirmed its plans to maintain its accommodative stance until substantial further progress has been made toward its goals of maximum employment and an inflation rate of 2% over the longer run. Also in January, President Joe Biden proposed a USD1.9 trillion COVID-19 recovery package, which follows the USD900 billion aid approved by the government in December.

High-yield credit spreads in the U.S. hit their lowest levels since January 2020, indicating strong demand for high-yield bonds, as investors sought better yields in the existing low-interest-rate environment. The 10-year U.S. Treasury yield continued to rise as investors grew increasingly bullish on the economy with the rollout of the COVID-19 vaccines. Expectations of a pickup in inflation further led to an increase in the benchmark yields and pushed down bond prices. The reimposition of lockdown measures and slow rollout of vaccines weighed on the Eurozone economy. Given this backdrop, the European Central Bank kept policy rates unchanged at near zero level, with room for additional stimulus, and bolstered its stimulus package, extending its Pandemic Emergency Purchase Programme to March, thereby enabling Eurozone governments to borrow at cheaper rates.

The review period began on a positive note; however, the renewed wave of COVID-19 outbreak and new variants of the virus pose concerns for the outlook. Given the challenges, continued accommodative fiscal and monetary policies are essential for global economic revival amid the long lasting adverse effects of the pandemic. That said, as a pickup in the pace of vaccination helps contain the spread of the virus and allows governments to ease lockdowns, economic activity could return to normal levels going forward. A revival in the economic cycle and good corporate earnings should further support the economic recovery.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 28, 2021

Description	% of Market Value
BBB	1.3%
BB	39.9%
B	45.0%
CCC	13.5%
CC	0.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2021

United States	87.0%
Canada	4.6%
United Kingdom	2.1%
Other	6.3%

Total	100.0%

Sector Diversification* as of February 28, 2021

Consumer, Cyclical	23.2%
Communications	18.3%
Consumer, Non-cyclical	17.4%
Energy	12.4%
Financial	8.9%
Industrial	8.3%
Basic Materials	5.4%
Technology	3.7%
Utilities	2.3%
Diversified	0.1%

Total	100.0%

Modified duration as of February 28, 2021: 4.9 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 28, 2021

Description	% of Market Value
BBB	13.6%
BB	79.2%
B	6.9%
CCC	0.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2021

United States	89.2%
Netherlands	2.4%
Canada	2.4%
Other	6.0%

Total	100.0%

Sector Diversification* as of February 28, 2021

Communications	20.2%
Consumer, Non-cyclical	19.3%
Consumer, Cyclical	17.4%
Energy	13.4%
Financial	10.3%
Industrial	8.4%
Technology	4.2%
Basic Materials	3.7%
Utilities	3.1%

Total	100.0%

Modified duration as of February 28, 2021: 4.5 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of February 28, 2021

Description	% of Market Value
BBB	8.3%
BB	62.3%
B	20.6%
CCC	8.4%
CC	0.4%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2021

United States	88.1%
Canada	3.7%
Netherlands	3.1%
Other	5.1%

Total	100.0%

Sector Diversification* as of February 28, 2021

Consumer, Cyclical	27.7%
Communications	14.6%
Energy	13.8%
Consumer, Non-cyclical	12.1%
Financial	11.0%
Industrial	9.0%
Basic Materials	5.2%
Technology	5.1%
Utilities	1.4%
Diversified	0.1%

Total	100.0%

Modified duration as of February 28, 2021: 2.7 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of February 28, 2021

Description	% of Market Value
BBB	7.5%
BB	59.9%
B	25.6%
CCC	6.9%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2021

United States	87.6%
Canada	3.2%
Netherlands	2.4%
Other	6.8%

Total	100.0%

Sector Diversification* as of February 28, 2021

Consumer, Cyclical	20.9%
Communications	19.2%
Consumer, Non-cyclical	18.0%
Energy	12.7%
Financial	9.4%
Industrial	8.4%
Basic Materials	4.4%
Technology	4.2%
Utilities	2.8%
Diversified	0.0%

Total	100.0%

Modified duration as of February 28, 2021: 4.7 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 37.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,075.30	0.21%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	0.21%	$1.05
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,021.90	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,057.60	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,047.90	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

7

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.6%
Basic Materials — 5.3%
Chemicals — 2.8%
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	$11,000	$10,705
Chemours Co. 5.375%, 5/15/27 (a)	10,000	10,544
144A, 5.75%, 11/15/28	13,000	13,349
Consolidated Energy Finance SA, 144A, 6.875%, 6/15/25	25,000	25,484
Hexion, Inc., 144A, 7.875%, 7/15/27 (a)	3,000	3,186
Methanex Corp., 5.25%, 12/15/29	25,000	25,688
NOVA Chemicals Corp., 144A, 4.875%, 6/1/24	70,000	72,581
OCI NV, 144A, 5.25%, 11/1/24	10,000	10,356
Olin Corp., 5.625%, 8/1/29	25,000	27,000
TPC Group, Inc., 144A, 10.50%, 8/1/24	15,000	13,717
Tronox, Inc., 144A, 6.50%, 4/15/26 (a)	15,000	15,508
WR Grace & Co.-Conn, 144A, 4.875%, 6/15/27	44,000	45,674

(Cost $269,066)		273,792

Forest Products & Paper — 0.2%
Mercer International, Inc., 144A, 5.125%, 2/1/29 (Cost $15,281)	15,000	15,281

Iron/Steel — 1.4%
Allegheny Technologies, Inc., 7.875%, 8/15/23	10,000	10,929
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	25,000	29,250
144A, 6.75%, 3/15/26	30,000	32,175
144A, 4.875%, 3/1/31	10,000	9,804
United States Steel Corp. 144A, 12.00%, 6/1/25	10,000	12,017
6.875%, 8/15/25 (a)	15,000	14,812
6.25%, 3/15/26 (a)	10,000	9,622
6.875%, 3/1/29	15,000	14,728

(Cost $125,499)		133,337

Mining — 0.9%
Constellium SE 144A, 5.75%, 5/15/24	25,000	25,435
144A, 3.75%, 4/15/29	10,000	9,940
Hudbay Minerals, Inc. 144A, 7.625%, 1/15/25	15,000	15,645
144A, 6.125%, 4/1/29	10,000	10,802
Novelis Corp., 144A, 4.75%, 1/30/30	25,000	26,102

(Cost $84,540)		87,924

	Principal Amount	Value
Communications — 17.9%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/28	$22,000	$22,318
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	25,000	25,448
144A, 4.25%, 1/15/29	10,000	9,738
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	15,000	16,088

(Cost $73,670)		73,592

Internet — 1.3%
Arches Buyer, Inc., 144A, 6.125%, 12/1/28	25,000	25,890
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	10,000	10,745
Uber Technologies, Inc. 144A, 8.00%, 11/1/26	30,000	32,498
144A, 7.50%, 9/15/27	50,000	54,656

(Cost $117,978)		123,789

Media — 10.1%
AMC Networks, Inc. 4.75%, 8/1/25	25,000	25,750
4.25%, 2/15/29	15,000	14,744
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.25%, 2/1/31	60,000	60,825
144A, 4.50%, 5/1/32	50,000	51,437
Cengage Learning, Inc., 144A, 9.50%, 6/15/24	10,000	9,944
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	50,000	52,156
CSC Holdings LLC 144A, 5.75%, 1/15/30	50,000	53,438
144A, 4.125%, 12/1/30	31,000	31,155
144A, 4.625%, 12/1/30	40,000	39,895
144A, 3.375%, 2/15/31	26,000	24,992
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	50,000	35,423
144A, 6.625%, 8/15/27 (a)	25,000	12,906
DISH DBS Corp. 5.875%, 11/15/24	70,000	73,433
7.75%, 7/1/26 (a)	25,000	27,544
Gray Television, Inc., 144A, 4.75%, 10/15/30	15,000	14,949
iHeartCommunications, Inc., 8.375%, 5/1/27	50,000	53,082
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/27	30,000	32,250
Meredith Corp., 6.875%, 2/1/26	25,000	25,555
Nexstar Broadcasting, Inc. 144A, 5.625%, 7/15/27	25,000	26,445
144A, 4.75%, 11/1/28	20,000	20,463

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Media (Continued)
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 4.50%, 9/15/26	$30,000	$30,450
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31 (a)	15,000	15,272
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30 (a)	25,000	25,141
144A, 4.125%, 12/1/30	15,000	14,672
TEGNA, Inc. 144A, 4.625%, 3/15/28	25,000	25,687
5.00%, 9/15/29	20,000	20,869
Univision Communications, Inc. 144A, 5.125%, 2/15/25	50,000	50,141
144A, 6.625%, 6/1/27	10,000	10,444
UPC Holding BV, 144A, 5.50%, 1/15/28	10,000	10,306
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	15,000	15,281
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	30,000	32,202
144A, 4.50%, 8/15/30	17,000	17,400
Ziggo BV, 144A, 4.875%, 1/15/30	15,000	15,684

(Cost $977,015)		969,935

Telecommunications — 5.8%
Altice France Holding SA, 144A, 6.00%, 2/15/28	25,000	24,515
Altice France SA 144A, 8.125%, 2/1/27	30,000	32,735
144A, 5.125%, 1/15/29	25,000	25,185
Avaya, Inc., 144A, 6.125%, 9/15/28 (a)	20,000	21,562
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	25,000	26,828
CommScope Technologies LLC 144A, 6.00%, 6/15/25	20,000	20,398
144A, 5.00%, 3/15/27	35,000	34,351
CommScope, Inc., 144A, 6.00%, 3/1/26	50,000	52,628
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	40,000	41,525
Frontier Communications Corp. 144A, 5.875%, 10/15/27	15,000	16,078
144A, 5.00%, 5/1/28	27,000	27,928
144A, 6.75%, 5/1/29	18,000	18,844
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A, 9.875%, 5/1/24	15,000	15,854
GTT Communications, Inc., 144A, 7.875%, 12/31/24	15,000	2,906
Hughes Satellite Systems Corp., 6.625%, 8/1/26	25,000	27,972
Level 3 Financing, Inc. 144A, 3.625%, 1/15/29	20,000	19,738
144A, 3.75%, 7/15/29	10,000	9,988

	Principal Amount	Value
Telecommunications (Continued)
Lumen Technologies, Inc., 144A, 4.50%, 1/15/29 (a)	$20,000	$20,012
ViaSat, Inc., 144A, 5.625%, 9/15/25	25,000	25,531
Vmed O2 UK Financing I PLC, 144A, 4.25%, 1/31/31	25,000	24,500
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	25,000	25,641
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	25,000	24,926
144A, 6.125%, 3/1/28 (a)	15,000	15,492

(Cost $559,106)		555,137

Consumer, Cyclical — 22.6%
Airlines — 1.6%
American Airlines, Inc., 144A, 11.75%, 7/15/25	63,000	75,048
Delta Air Lines, Inc., 7.375%, 1/15/26	50,000	58,343
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	20,000	21,113

(Cost $127,722)		154,504

Auto Manufacturers — 0.7%
Ford Motor Co., 9.625%, 4/22/30	15,000	21,245
Ford Motor Credit Co. LLC, 5.113%, 5/3/29	25,000	27,406
Jaguar Land Rover Automotive PLC, 144A, 4.50%, 10/1/27	20,000	19,308

(Cost $65,549)		67,959

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	25,000	25,281
American Axle & Manufacturing, Inc., 6.50%, 4/1/27 (a)	37,000	38,679
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	35,000	37,823
Goodyear Tire & Rubber Co., 4.875%, 3/15/27 (a)	25,000	26,172
Tenneco, Inc. 5.00%, 7/15/26 (a)	10,000	9,416
144A, 7.875%, 1/15/29	9,000	10,105

(Cost $144,869)		147,476

Distribution/Wholesale — 0.8%
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	21,000	20,228
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	20,000	21,062
Wolverine Escrow LLC 144A, 8.50%, 11/15/24	5,000	4,897
144A, 9.00%, 11/15/26	25,000	24,641
144A, 13.125%, 11/15/27	10,000	8,322

(Cost $77,659)		79,150

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Entertainment — 4.6%
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	$50,000	$53,000
144A, 8.125%, 7/1/27 (a)	50,000	54,597
Caesars Resort Collection LLC / CRC Finco, Inc. 144A, 5.75%, 7/1/25	25,000	26,281
144A, 5.25%, 10/15/25	10,000	9,940
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	45,000	47,222
Cinemark USA, Inc., 4.875%, 6/1/23	20,000	19,832
Lions Gate Capital Holdings LLC, 144A, 5.875%, 11/1/24	15,000	15,320
Live Nation Entertainment, Inc. 144A, 6.50%, 5/15/27	23,000	25,417
144A, 4.75%, 10/15/27	25,000	25,294
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	25,000	24,691
Scientific Games International, Inc., 144A, 8.25%, 3/15/26	80,000	84,939
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	40,000	40,098
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	15,000	15,806

(Cost $430,450)		442,437

Food Service — 0.7%
Aramark Services, Inc. 144A, 6.375%, 5/1/25	27,000	28,553
4.75%, 6/1/26	15,000	15,247
144A, 5.00%, 2/1/28 (a)	20,000	20,525

(Cost $63,689)		64,325

Home Builders — 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A, 6.25%, 9/15/27	25,000	26,391
Mattamy Group Corp., 144A, 4.625%, 3/1/30	9,000	9,364
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/30	9,000	9,679
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	9,000	9,264

(Cost $53,477)		54,698

Leisure Time — 4.3%
Carnival Corp. 144A, 11.50%, 4/1/23	75,000	85,609
144A, 10.50%, 2/1/26	10,000	11,637
144A, 7.625%, 3/1/26	25,000	26,312
144A, 5.75%, 3/1/27	60,000	60,975
144A, 9.875%, 8/1/27	15,000	17,270
Life Time, Inc. 144A, 5.75%, 1/15/26	15,000	15,281
144A, 8.00%, 4/15/26	10,000	10,150

	Principal Amount	Value
Leisure Time (Continued)
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	$8,000	$7,493
144A, 10.25%, 2/1/26	25,000	29,125
144A, 5.875%, 3/15/26	20,000	20,144
Royal Caribbean Cruises Ltd. 144A, 9.125%, 6/15/23	50,000	54,938
144A, 11.50%, 6/1/25	42,000	49,193
3.70%, 3/15/28	8,000	7,595
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	25,000	24,114

(Cost $401,283)		419,836

Lodging — 3.0%
Boyd Gaming Corp., 6.00%, 8/15/26	50,000	51,907
Diamond Resorts International, Inc., 144A, 7.75%, 9/1/23	25,000	25,703
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/32	15,000	14,817
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/29	28,000	29,681
MGM Resorts International 5.50%, 4/15/27	20,000	21,722
4.75%, 10/15/28	20,000	20,854
Station Casinos LLC, 144A, 4.50%, 2/15/28	25,000	24,953
Travel + Leisure Co., 144A, 6.625%, 7/31/26	25,000	28,251
Wyndham Hotels & Resorts, Inc., 144A, 5.375%, 4/15/26	9,000	9,219
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	20,000	20,238
144A, 5.25%, 5/15/27	40,000	42,554

(Cost $276,328)		289,899

Retail — 4.8%
1011778 BC ULC / New Red Finance, Inc., 144A, 4.00%, 10/15/30	50,000	48,828
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/25	25,000	25,220
Carvana Co. 144A, 5.625%, 10/1/25	15,000	15,656
144A, 5.875%, 10/1/28	10,000	10,498
eG Global Finance PLC, 144A, 6.75%, 2/7/25	21,000	21,606
Ferrellgas LP / Ferrellgas Finance Corp. 6.75%, 6/15/23 (a)	10,000	10,019
144A, 10.00%, 4/15/25	25,000	27,781
Golden Nugget, Inc., 144A, 6.75%, 10/15/24	25,000	25,453
L Brands, Inc. 5.25%, 2/1/28	15,000	16,078
7.50%, 6/15/29 (a)	25,000	28,292
144A, 6.625%, 10/1/30	10,000	11,244
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	50,000	49,761

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Michaels Stores, Inc., 144A, 8.00%, 7/15/27 (a)	$12,000	$12,830
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	10,000	10,219
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	20,000	20,744
144A, 7.75%, 2/15/29	20,000	21,478
Rite Aid Corp., 144A, 8.00%, 11/15/26	25,000	26,359
Staples, Inc. 144A, 7.50%, 4/15/26	50,000	50,185
144A, 10.75%, 4/15/27	5,000	4,781
Yum! Brands, Inc., 3.625%, 3/15/31	23,000	22,138

(Cost $439,798)		459,170

Consumer, Non-cyclical — 17.0%
Agriculture — 0.2%
Vector Group Ltd., 144A, 5.75%, 2/1/29 (Cost $20,706)	20,000	20,762

Commercial Services — 3.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	43,000	45,580
144A, 9.75%, 7/15/27	20,000	22,106
APX Group, Inc., 144A, 6.75%, 2/15/27	25,000	26,656
Garda World Security Corp., 144A, 4.625%, 2/15/27	17,000	16,915
Gartner, Inc., 144A, 3.75%, 10/1/30	15,000	15,206
MPH Acquisition Holdings LLC, 144A, 5.75%, 11/1/28 (a)	23,000	22,856
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.625%, 10/1/28	25,000	26,484
144A, 5.875%, 10/1/30	15,000	16,247
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 6.25%, 1/15/28	25,000	25,933
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	25,000	29,688
144A, 7.375%, 9/1/25	5,000	5,383
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25 (a)	15,000	13,584
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	25,000	26,904

(Cost $283,861)		293,542

Cosmetics/Personal Care — 0.4%
Coty, Inc., 144A, 6.50%, 4/15/26	15,000	14,814
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28	25,000	26,570

(Cost $40,653)		41,384

	Principal Amount	Value
Food — 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 4.625%, 1/15/27	$27,000	$27,991
144A, 3.50%, 3/15/29	11,000	10,582
144A, 4.875%, 2/15/30	25,000	25,882
B&G Foods, Inc., 5.25%, 9/15/27	10,000	10,502
Post Holdings, Inc. 144A, 5.00%, 8/15/26	20,000	20,880
144A, 5.75%, 3/1/27	29,000	30,422
144A, 4.625%, 4/15/30	50,000	50,813
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	10,000	10,253
TreeHouse Foods, Inc., 4.00%, 9/1/28	10,000	10,296
US Foods, Inc., 144A, 6.25%, 4/15/25	25,000	26,690

(Cost $222,563)		224,311

Healthcare-Services — 5.9%
Acadia Healthcare Co., Inc., 144A, 5.50%, 7/1/28	25,000	26,422
CHS/Community Health Systems, Inc. 144A, 8.125%, 6/30/24	30,000	31,350
144A, 8.00%, 3/15/26	35,000	37,485
144A, 5.625%, 3/15/27	40,000	42,177
144A, 8.00%, 12/15/27	15,000	16,472
144A, 6.875%, 4/1/28 (a)	5,000	4,491
144A, 6.00%, 1/15/29	20,000	21,225
144A, 6.875%, 4/15/29	35,000	36,006
144A, 4.75%, 2/15/31	20,000	19,719
DaVita, Inc. 144A, 4.625%, 6/1/30	31,000	31,523
144A, 3.75%, 2/15/31	27,000	25,849
Encompass Health Corp., 4.75%, 2/1/30	15,000	15,893
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	20,000	14,371
MEDNAX, Inc., 144A, 6.25%, 1/15/27	25,000	26,437
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	15,000	16,408
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	50,000	53,980
Select Medical Corp., 144A, 6.25%, 8/15/26	25,000	26,788
Surgery Center Holdings, Inc., 144A, 10.00%, 4/15/27	10,000	11,144
Tenet Healthcare Corp. 5.125%, 5/1/25	25,000	25,281
144A, 6.25%, 2/1/27	15,000	15,804
144A, 4.625%, 6/15/28	10,000	10,383
144A, 6.125%, 10/1/28	50,000	52,623

(Cost $539,169)		561,831

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 7.00%, 12/31/27 (Cost $20,964)	$20,000	$19,820

Pharmaceuticals — 4.9%
Bausch Health Americas, Inc., 144A, 8.50%, 1/31/27	85,000	94,152
Bausch Health Cos., Inc. 144A, 6.125%, 4/15/25	60,000	61,418
144A, 5.25%, 1/30/30	75,000	76,209
144A, 5.25%, 2/15/31	35,000	35,613
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	10,000	10,212
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 144A, 9.50%, 7/31/27	15,000	16,922
144A, 6.00%, 6/30/28	15,000	13,185
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	50,000	53,816
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	115,000	107,986

(Cost $460,878)		469,513

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A, 7.00%, 2/1/24 (Cost $9,689)	10,000	9,887

Energy — 12.1%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/30 (Cost $10,738)	10,000	10,551

Oil & Gas — 8.1%
Antero Resources Corp., 144A, 7.625%, 2/1/29	30,000	32,044
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	10,000	10,019
Callon Petroleum Co., 6.125%, 10/1/24 (a)	25,000	21,812
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	15,000	15,223
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	15,000	14,803
CITGO Petroleum Corp. 144A, 6.25%, 8/15/22	7,000	7,020
144A, 7.00%, 6/15/25	23,000	23,750
144A, 6.375%, 6/15/26	20,000	20,325
CNX Resources Corp., 144A, 7.25%, 3/14/27	21,000	22,496
Comstock Resources, Inc., 144A, 7.50%, 5/15/25	45,000	46,997
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	22,000	22,262

	Principal Amount	Value
Oil & Gas (Continued)
CVR Energy, Inc., 144A, 5.25%, 2/15/25	$15,000	$14,827
EQT Corp., 8.50%, 2/1/30	14,000	18,329
Hilcorp Energy I LP / Hilcorp Finance Co., 144A, 6.00%, 2/1/31	20,000	20,363
Laredo Petroleum, Inc., 9.50%, 1/15/25	15,000	14,278
Leviathan Bond Ltd., 144A, REGS, 6.75%, 6/30/30	11,000	12,216
Matador Resources Co., 5.875%, 9/15/26 (a)	25,000	24,406
MEG Energy Corp. 144A, 6.50%, 1/15/25	15,000	15,487
144A, 7.125%, 2/1/27	25,000	26,448
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	25,000	20,797
Murphy Oil Corp., 5.75%, 8/15/25	30,000	29,778
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	25,000	22,242
Occidental Petroleum Corp. 8.50%, 7/15/27	50,000	59,954
8.875%, 7/15/30	20,000	25,600
6.625%, 9/1/30	30,000	34,170
6.125%, 1/1/31	25,000	27,766
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	50,000	31,844
Range Resources Corp. 5.00%, 3/15/23 (a)	27,000	27,186
9.25%, 2/1/26	30,000	32,684
SM Energy Co., 6.75%, 9/15/26	25,000	23,747
Southwestern Energy Co., 6.45%, 1/23/25 (a)	37,000	38,919
Transocean, Inc., 144A, 11.50%, 1/30/27	31,000	25,621

(Cost $765,278)		783,413

Oil & Gas Services — 1.3%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	10,000	10,577
144A, 6.25%, 4/1/28	16,000	16,700
TechnipFMC PLC, 144A, 6.50%, 2/1/26	20,000	20,915
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	12,000	12,413
6.875%, 9/1/27	19,000	19,982
Weatherford International Ltd., 144A, 11.00%, 12/1/24	40,000	39,388

(Cost $116,493)		119,975

Pipelines — 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	25,000	25,250

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
144A, 5.75%, 3/1/27	$25,000	$25,141
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A, 5.625%, 5/1/27	10,000	9,931
144A, 6.00%, 2/1/29	20,000	19,825
EnLink Midstream Partners LP, 4.15%, 6/1/25	45,000	44,775
EQM Midstream Partners LP, 144A, 4.75%, 1/15/31	20,000	19,300
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	25,000	24,304
8.00%, 1/15/27	10,000	10,127
7.75%, 2/1/28	5,000	4,945
New Fortress Energy, Inc., 144A, 6.75%, 9/15/25	28,000	29,098
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 5.50%, 1/15/28	20,000	19,708
144A, 6.00%, 12/31/30	15,000	14,942

(Cost $227,737)		247,346

Financial — 8.7%
Banks — 0.4%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	25,000	26,062
144A, 7.625%, 5/1/26	10,000	10,713

(Cost $35,495)		36,775

Diversified Financial Services — 1.4%
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	15,000	15,776
144A, 5.125%, 12/15/30	15,000	15,321
Navient Corp. 7.25%, 9/25/23	35,000	38,041
5.00%, 3/15/27	15,000	14,721
4.875%, 3/15/28	15,000	14,472
NFP Corp., 144A, 6.875%, 8/15/28	26,000	26,882
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/29	10,000	9,902

(Cost $132,008)		135,115

Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	25,000	25,672
144A, 4.25%, 2/15/29	15,000	14,759
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	25,000	25,900
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	10,000	10,063
HUB International Ltd., 144A, 7.00%, 5/1/26	29,000	30,244

(Cost $104,745)		106,638

	Principal Amount	Value
Real Estate — 0.8%
Howard Hughes Corp. 144A, 4.125%, 2/1/29	$10,000	$9,939
144A, 4.375%, 2/1/31	10,000	9,990
Kennedy-Wilson, Inc. 4.75%, 3/1/29	10,000	10,320
5.00%, 3/1/31	10,000	10,338
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 9.375%, 4/1/27	25,000	27,553
144A, 5.75%, 1/15/29	10,000	10,059

(Cost $76,703)		78,199

Real Estate Investment Trusts — 4.4%
Diversified Healthcare Trust, 4.75%, 2/15/28	15,000	14,812
EPR Properties 4.75%, 12/15/26	8,000	8,295
4.50%, 6/1/27 (a)	8,000	8,155
4.95%, 4/15/28	7,000	7,187
3.75%, 8/15/29	9,000	8,559
ESH Hospitality, Inc., 144A, 4.625%, 10/1/27	18,000	18,304
Iron Mountain, Inc. 144A, 4.875%, 9/15/29	17,000	17,357
144A, 5.25%, 7/15/30	25,000	25,750
144A, 4.50%, 2/15/31	13,000	12,984
144A, 5.625%, 7/15/32	15,000	15,898
iStar, Inc., 4.75%, 10/1/24	25,000	25,701
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 5.25%, 3/15/22	10,000	10,069
144A, 4.25%, 2/1/27	10,000	9,675
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	15,000	16,291
144A, 5.875%, 10/1/28	15,000	15,741
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	16,000	16,248
144A, 4.50%, 2/15/29	10,000	9,929
Service Properties Trust 7.50%, 9/15/25	85,000	96,501
5.50%, 12/15/27	8,000	8,599
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	50,000	53,952
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, 6.50%, 2/15/29	20,000	20,244

(Cost $401,561)		420,251

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 5/15/26	32,000	33,706
5.25%, 5/15/27	26,000	27,365

(Cost $61,298)		61,071

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Industrial — 8.1%
Aerospace/Defense — 2.3%
Rolls-Royce PLC 144A, 3.625%, 10/14/25	$20,000	$20,075
144A, 5.75%, 10/15/27	20,000	21,650
Signature Aviation US Holdings, Inc., 144A, 5.375%, 5/1/26	10,000	10,250
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	25,000	26,500
4.60%, 6/15/28	15,000	14,528
TransDigm, Inc. 6.375%, 6/15/26	75,000	77,404
5.50%, 11/15/27	25,000	25,719
Triumph Group, Inc., 144A, 6.25%, 9/15/24	25,000	25,219

(Cost $212,572)		221,345

Building Materials — 0.5%
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	20,000	20,538
Standard Industries, Inc., 144A, 3.375%, 1/15/31	17,000	16,295
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	10,000	10,625

(Cost $47,374)		47,458

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	11,000	11,258
144A, 4.375%, 3/31/29	14,000	13,986

(Cost $26,243)		25,244

Engineering & Construction — 0.4%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	25,000	25,062
Fluor Corp., 4.25%, 9/15/28 (a)	15,000	15,338

(Cost $38,915)		40,400

Environmental Control — 0.4%
Covanta Holding Corp. 6.00%, 1/1/27	24,000	25,045
5.00%, 9/1/30	10,000	10,388

(Cost $35,317)		35,433

Machinery-Diversified — 0.4%
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 8/1/24	10,000	10,526
Vertical US Newco, Inc., 144A, 5.25%, 7/15/27	31,000	32,376

(Cost $43,070)		42,902

Miscellaneous Manufacturing — 1.4%
Bombardier, Inc. 144A, 6.125%, 1/15/23	50,000	49,512
144A, 7.50%, 3/15/25	20,000	18,319
144A, 7.875%, 4/15/27	50,000	44,962

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	$10,000	$10,175
144A, 12.25%, 11/15/26	10,000	11,361

(Cost $138,384)		134,329

Packaging & Containers — 2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 5.25%, 8/15/27	45,000	46,648
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	15,000	15,872
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	25,000	25,388
LABL Escrow Issuer LLC, 144A, 10.50%, 7/15/27 (a)	25,000	27,961
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/25	40,000	39,575
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, 4.00%, 10/15/27	16,000	15,980
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	21,000	22,009

(Cost $191,204)		193,433

Transportation — 0.2%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	7,000	7,276
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/23	10,000	9,936

(Cost $17,276)		17,212

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/27 (Cost $20,923)	20,000	22,852

Technology — 3.6%
Computers — 1.6%
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/26	25,000	26,675
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	15,000	16,791
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	15,000	4,856
NCR Corp. 144A, 5.75%, 9/1/27	10,000	10,459
144A, 5.00%, 10/1/28	7,000	7,120
144A, 6.125%, 9/1/29	25,000	26,792
Seagate HDD Cayman 144A, 4.091%, 6/1/29	7,000	7,276
144A, 4.125%, 1/15/31	26,000	26,894
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A, 6.75%, 6/1/25	25,000	25,687

(Cost $160,436)		152,550

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Office/Business Equipment — 0.2%
Xerox Holdings Corp., 144A, 5.50%, 8/15/28 (Cost $20,488)	$20,000	$21,363

Software — 1.8%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	20,000	19,907
Dun & Bradstreet Corp., 144A, 6.875%, 8/15/26	24,000	25,725
J2 Global, Inc., 144A, 4.625%, 10/15/30	15,000	15,592
Rackspace Technology Global, Inc., 144A, 3.50%, 2/15/28	20,000	19,658
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	50,000	53,015
Veritas US, Inc. / Veritas Bermuda Ltd. 144A, 10.50%, 2/1/24 (a)	15,000	15,132
144A, 7.50%, 9/1/25	25,000	25,944

(Cost $175,059)		174,973

Utilities — 2.2%
Electric — 1.9%
Calpine Corp. 144A, 4.50%, 2/15/28	50,000	51,450
144A, 5.00%, 2/1/31	25,000	24,780
144A, 3.75%, 3/1/31	15,000	14,497
NRG Energy, Inc., 144A, 3.625%, 2/15/31 (a)	20,000	19,561
PG&E Corp., 5.25%, 7/1/30	25,000	26,774
Talen Energy Supply LLC 144A, 10.50%, 1/15/26	25,000	24,188
144A, 7.25%, 5/15/27	20,000	20,984

(Cost $183,272)		182,234

	Principal Amount	Value
Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26 (Cost $24,688)	$25,000	$28,245

TOTAL CORPORATE BONDS (Cost $9,168,739)		9,392,598

	Number of Shares
SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $379,588)	379,588	379,588

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $173,789)	173,789	173,789

TOTAL INVESTMENTS — 103.4% (Cost $9,722,116)		$9,945,975
Other assets and liabilities, net — (3.4%)		(325,059)

NET ASSETS — 100.0%		$9,620,916

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
168,578	211,010	(d)	—	—	—	33	—	379,588	379,588
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
503,524	796,367		(1,126,102)	—	—	22	—	173,789	173,789

672,102	1,007,377		(1,126,102)	—	—	55	—	553,377	553,377

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $655,794, which is 6.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $302,993.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$9,392,598	$—	$9,392,598
Short-Term Investments (e)	553,377	—	—	553,377

TOTAL	$553,377	$9,392,598	$—	$9,945,975

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.5%
Basic Materials — 3.6%
Chemicals — 0.8%
Ashland LLC, 4.75%, 8/15/22	$26,000	$27,024
CF Industries, Inc., 3.45%, 6/1/23	43,000	44,881
Chemours Co., 7.00%, 5/15/25	55,000	56,753
INEOS Group Holdings SA, 144A, 5.625%, 8/1/24	30,000	30,550
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	32,000	31,960
SPCM SA, 144A, 4.875%, 9/15/25	82,000	84,562
Valvoline, Inc., 144A, 4.25%, 2/15/30	39,000	40,229

(Cost $313,211)		315,959

Iron/Steel — 0.3%
ArcelorMittal SA 3.60%, 7/16/24	43,000	45,606
4.55%, 3/11/26	38,000	42,357
4.25%, 7/16/29	46,000	51,207

(Cost $132,094)		139,170

Mining — 2.5%
Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24	25,000	25,984
144A, 7.00%, 9/30/26	70,000	73,631
144A, 5.50%, 12/15/27	55,000	58,369
144A, 6.125%, 5/15/28	29,000	31,520
Arconic Corp., 144A, 6.00%, 5/15/25	40,000	42,575
FMG Resources August 2006 Pty Ltd. 144A, 4.75%, 5/15/22	65,000	66,828
144A, 5.125%, 3/15/23	47,000	49,585
144A, 5.125%, 5/15/24	48,000	51,990
144A, 4.50%, 9/15/27	42,000	46,219
Freeport-McMoRan, Inc. 3.55%, 3/1/22	65,000	66,120
3.875%, 3/15/23	53,000	55,369
4.55%, 11/14/24	35,000	38,609
5.00%, 9/1/27	39,000	41,751
4.125%, 3/1/28	45,000	47,334
4.375%, 8/1/28	31,000	33,034
5.25%, 9/1/29	70,000	77,902
4.25%, 3/1/30	39,000	42,376
4.625%, 8/1/30	54,000	59,766
Novelis Corp., 144A, 5.875%, 9/30/26	86,000	89,763

(Cost $976,757)		998,725

Communications — 19.7%
Advertising — 0.2%
Lamar Media Corp. 3.75%, 2/15/28	19,000	19,273

	Principal Amount	Value
Advertising (Continued)
4.00%, 2/15/30	$41,000	$41,897

(Cost $61,821)		61,170

Internet — 2.7%
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	33,000	34,698
144A, 4.625%, 6/1/28	43,000	44,722
144A, 4.125%, 8/1/30	30,000	31,064
Netflix, Inc. 5.75%, 3/1/24	23,000	25,861
5.875%, 2/15/25	58,000	66,445
144A, 3.625%, 6/15/25	32,000	34,140
4.375%, 11/15/26 (a)	58,000	65,164
4.875%, 4/15/28	134,000	152,582
5.875%, 11/15/28	120,000	143,790
6.375%, 5/15/29	62,000	77,112
144A, 5.375%, 11/15/29	60,000	70,962
144A, 4.875%, 6/15/30	65,000	74,831
NortonLifeLock, Inc. 3.95%, 6/15/22	36,000	36,990
144A, 5.00%, 4/15/25	71,000	72,065
Twitter, Inc., 144A, 3.875%, 12/15/27	44,000	47,012
VeriSign, Inc. 4.625%, 5/1/23	39,000	39,317
5.25%, 4/1/25	32,000	35,820
4.75%, 7/15/27	46,000	48,674

(Cost $1,077,603)		1,101,249

Media — 8.3%
Altice Financing SA, 144A, 7.50%, 5/15/26	185,000	193,345
AMC Networks, Inc., 5.00%, 4/1/24	70,000	70,963
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	19,000	19,202
144A, 5.75%, 2/15/26	130,000	134,517
144A, 5.50%, 5/1/26	109,000	112,914
144A, 5.125%, 5/1/27	214,000	224,183
144A, 5.875%, 5/1/27	73,000	75,628
144A, 5.00%, 2/1/28	145,000	152,032
144A, 5.375%, 6/1/29	86,000	92,782
144A, 4.75%, 3/1/30	197,000	205,855
144A, 4.50%, 8/15/30	172,000	178,260
CSC Holdings LLC 5.875%, 9/15/22	42,000	44,262
5.25%, 6/1/24	51,000	54,984
144A, 5.50%, 5/15/26	87,000	90,099
144A, 5.50%, 4/15/27	99,000	104,173
144A, 5.375%, 2/1/28	70,000	74,179
144A, 6.50%, 2/1/29	122,000	134,746
DISH DBS Corp. 5.875%, 7/15/22	155,000	161,309
5.00%, 3/15/23	98,000	101,063
Gray Television, Inc., 144A, 5.875%, 7/15/26	45,000	46,659

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Media (Continued)
Quebecor Media, Inc., 5.75%, 1/15/23	$60,000	$64,125
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/29	41,000	40,279
Sirius XM Radio, Inc. 144A, 3.875%, 8/1/22	64,000	64,400
144A, 4.625%, 7/15/24	77,000	79,310
144A, 5.375%, 7/15/26	104,000	107,671
144A, 5.00%, 8/1/27	87,000	90,718
144A, 5.50%, 7/1/29	92,000	99,763
144A, 4.125%, 7/1/30	112,000	113,260
TEGNA, Inc., 144A, 4.75%, 3/15/26	41,000	43,563
Videotron Ltd. 5.00%, 7/15/22	64,000	66,680
144A, 5.375%, 6/15/24	39,000	42,631
144A, 5.125%, 4/15/27	39,000	40,804
Virgin Media Secured Finance PLC, 144A, 5.50%, 8/15/26	100,000	104,300
Ziggo BV, 144A, 5.50%, 1/15/27	125,000	130,107

(Cost $3,352,023)		3,358,766

Telecommunications — 8.5%
Altice France SA, 144A, 7.375%, 5/1/26	355,000	370,780
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	45,000	46,854
Hughes Satellite Systems Corp., 5.25%, 8/1/26	47,000	52,317
Level 3 Financing, Inc. 5.375%, 5/1/25	50,000	51,394
5.25%, 3/15/26	50,000	51,500
144A, 4.625%, 9/15/27	73,000	75,664
144A, 4.25%, 7/1/28	84,000	85,764
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/22	81,000	84,260
Series W, 6.75%, 12/1/23	43,000	47,762
Series Y, 7.50%, 4/1/24	108,000	121,365
5.625%, 4/1/25	34,000	36,484
144A, 5.125%, 12/15/26	50,000	52,224
144A, 4.00%, 2/15/27	96,000	98,339
Nokia OYJ 3.375%, 6/12/22	40,000	41,196
4.375%, 6/12/27	34,000	36,869
Sprint Communications, Inc., 6.00%, 11/15/22	165,000	176,568
Sprint Corp. 7.875%, 9/15/23	281,000	322,096
7.125%, 6/15/24	160,000	184,434
7.625%, 2/15/25	127,000	151,289
7.625%, 3/1/26	115,000	141,276
Telecom Italia SpA, 144A, 5.303%, 5/30/24	108,000	117,093
T-Mobile USA, Inc. 4.00%, 4/15/22	32,000	33,210
6.00%, 4/15/24	150,000	151,125

	Principal Amount	Value
Telecommunications (Continued)
5.125%, 4/15/25	$80,000	$81,758
6.50%, 1/15/26	115,000	118,737
4.50%, 2/1/26	58,000	59,348
2.25%, 2/15/26	69,000	68,821
5.375%, 4/15/27	29,000	30,758
4.75%, 2/1/28	87,000	92,118
2.625%, 2/15/29	69,000	67,620
2.875%, 2/15/31 (a)	65,000	63,862
VEON Holdings BV 144A, 7.504%, 3/1/22	27,000	28,858
144A, 5.95%, 2/13/23	34,000	36,867
144A, 7.25%, 4/26/23	75,000	82,519
144A, 4.95%, 6/16/24	35,000	37,861
144A, 4.00%, 4/9/25	65,000	68,761
144A, 3.375%, 11/25/27	80,000	81,624

(Cost $3,416,316)		3,449,375

Consumer, Cyclical — 17.0%
Airlines — 0.4%
Delta Air Lines, Inc. 3.625%, 3/15/22	70,000	71,091
3.80%, 4/19/23	38,000	38,961
2.90%, 10/28/24	61,000	60,865

(Cost $170,293)		170,917

Apparel — 1.1%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	73,000	76,605
144A, 5.375%, 5/15/25	50,000	53,000
144A, 4.875%, 5/15/26	54,000	58,237
Levi Strauss & Co. 5.00%, 5/1/25	57,000	58,389
144A, 3.50%, 3/1/31	34,000	34,345
Michael Kors USA, Inc., 144A, 4.50%, 11/1/24	26,000	27,427
Under Armour, Inc., 3.25%, 6/15/26 (a)	45,000	45,994
William Carter Co. 144A, 5.50%, 5/15/25	49,000	51,787
144A, 5.625%, 3/15/27	24,000	25,320

(Cost $424,772)		431,104

Auto Manufacturers — 5.3%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	26,000	26,910
144A, 5.875%, 6/1/29	39,000	42,173
144A, 3.75%, 1/30/31	66,000	63,236
Ford Motor Co. 8.50%, 4/21/23	240,000	268,800
9.00%, 4/22/25	255,000	309,887
4.346%, 12/8/26	99,000	105,651
Ford Motor Credit Co. LLC 3.339%, 3/28/22	30,000	30,403
2.979%, 8/3/22	38,000	38,432
4.25%, 9/20/22	35,000	36,107
MTN, 3.55%, 10/7/22	29,000	29,729
3.35%, 11/1/22	46,000	46,695
3.087%, 1/9/23	85,000	86,409

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
4.14%, 2/15/23	$38,000	$39,187
3.096%, 5/4/23	45,000	45,688
4.375%, 8/6/23	45,000	47,189
3.37%, 11/17/23	40,000	41,142
3.81%, 1/9/24	34,000	35,062
5.584%, 3/18/24	50,000	54,005
3.664%, 9/8/24	39,000	40,225
4.063%, 11/1/24	77,000	81,043
4.687%, 6/9/25	39,000	41,608
5.125%, 6/16/25	40,000	43,268
4.134%, 8/4/25	91,000	95,948
3.375%, 11/13/25	95,000	96,673
GMTN, 4.389%, 1/8/26	28,000	29,606
4.542%, 8/1/26	34,000	36,338
4.271%, 1/9/27	43,000	45,553
4.125%, 8/17/27	37,000	38,989
3.815%, 11/2/27	44,000	45,512
2.90%, 2/16/28	10,000	9,913
4.00%, 11/13/30	65,000	66,544
Tesla, Inc., 144A, 5.30%, 8/15/25	123,000	128,160

(Cost $2,099,978)		2,146,085

Auto Parts & Equipment — 1.4%
Adient US LLC 144A, 9.00%, 4/15/25	35,000	38,806
144A, 7.00%, 5/15/26	46,000	49,588
Clarios Global LP, 144A, 6.75%, 5/15/25	32,000	34,403
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	80,000	85,234
Dana, Inc. 5.50%, 12/15/24 (a)	27,000	27,523
5.375%, 11/15/27	34,000	35,594
5.625%, 6/15/28	26,000	27,635
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	65,000	65,487
9.50%, 5/31/25	52,000	58,495
ZF North America Capital, Inc. 144A, 4.50%, 4/29/22	47,000	48,292
144A, 4.75%, 4/29/25	77,000	83,256

(Cost $540,996)		554,313

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc. 144A, 5.875%, 5/15/26	39,000	40,381
144A, 4.00%, 1/15/28	50,000	50,585
Avient Corp. 5.25%, 3/15/23	39,000	42,046
144A, 5.75%, 5/15/25	33,000	35,028
Core & Main LP, 144A, 6.125%, 8/15/25	68,000	69,664

(Cost $236,825)		237,704

	Principal Amount	Value
Entertainment — 1.1%
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	$39,000	$40,724
144A, 4.75%, 1/15/28	37,000	38,494
International Game Technology PLC 144A, 6.50%, 2/15/25	72,000	79,740
144A, 6.25%, 1/15/27	52,000	58,988
Live Nation Entertainment, Inc., 144A, 3.75%, 1/15/28	32,000	32,131
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A, 7.00%, 7/15/26	78,000	82,095
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	34,000	36,351
WMG Acquisition Corp. 144A, 3.875%, 7/15/30	36,000	37,036
144A, 3.00%, 2/15/31	57,000	54,934

(Cost $456,828)		460,493

Food Service — 0.1%
Aramark Services, Inc., 144A, 5.00%, 4/1/25 (Cost $35,965)	35,000	35,840

Home Builders — 0.6%
Mattamy Group Corp., 144A, 5.25%, 12/15/27	29,000	30,541
Meritage Homes Corp., 6.00%, 6/1/25	23,000	25,889
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	34,000	37,987
144A, 5.75%, 1/15/28	34,000	38,016
Toll Brothers Finance Corp. 4.375%, 4/15/23	26,000	27,573
4.875%, 3/15/27	29,000	33,236
4.35%, 2/15/28	26,000	28,953
3.80%, 11/1/29	31,000	33,790

(Cost $246,870)		255,985

Housewares — 0.8%
Newell Brands, Inc. 4.35%, 4/1/23	79,000	83,148
4.875%, 6/1/25	32,000	35,230
4.70%, 4/1/26	143,000	158,730
Scotts Miracle-Gro Co., 4.50%, 10/15/29	28,000	29,778

(Cost $295,252)		306,886

Lodging — 2.1%
Boyd Gaming Corp., 6.375%, 4/1/26	54,000	55,864
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	52,000	54,743
144A, 5.75%, 5/1/28	29,000	31,465
144A, 3.75%, 5/1/29	45,000	45,863
4.875%, 1/15/30	72,000	77,579
144A, 4.00%, 5/1/31	80,000	81,250

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	$33,000	$34,382
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	30,000	31,950
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/25	58,000	59,653
MGM Resorts International 7.75%, 3/15/22	58,000	61,371
6.00%, 3/15/23	97,000	103,548
6.75%, 5/1/25	41,000	43,960
5.75%, 6/15/25	57,000	62,872
Travel + Leisure Co. 4.25%, 3/1/22	42,000	42,609
3.90%, 3/1/23	15,000	15,328
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/28	41,000	41,953

(Cost $833,489)		844,390

Retail — 3.1%
1011778 BC ULC / New Red Finance, Inc. 144A, 4.25%, 5/15/24	42,000	42,462
144A, 5.75%, 4/15/25	35,000	37,374
144A, 3.875%, 1/15/28	53,000	53,880
144A, 4.375%, 1/15/28	65,000	66,085
144A, 3.50%, 2/15/29	40,000	39,275
Gap, Inc. 144A, 8.375%, 5/15/23 (a)	32,000	36,644
144A, 8.625%, 5/15/25	57,000	63,638
144A, 8.875%, 5/15/27 (a)	71,000	83,243
Golden Nugget, Inc., 144A, 8.75%, 10/1/25	15,000	15,986
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	42,000	42,472
IRB Holding Corp., 144A, 7.00%, 6/15/25	43,000	46,731
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 5.25%, 6/1/26	76,000	78,707
144A, 4.75%, 6/1/27	39,000	40,901
L Brands, Inc., 144A, 6.875%, 7/1/25	55,000	60,171
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	22,000	23,141
144A, 4.375%, 1/15/31	42,000	44,179
Murphy Oil USA, Inc. 4.75%, 9/15/29	32,000	34,394
144A, 3.75%, 2/15/31	34,000	34,021
Penske Automotive Group, Inc. 3.50%, 9/1/25	32,000	32,600
5.50%, 5/15/26	42,000	43,339
QVC, Inc. 4.375%, 3/15/23	43,000	45,141
4.85%, 4/1/24	39,000	41,974
4.45%, 2/15/25	39,000	41,535
4.75%, 2/15/27	48,000	50,700

	Principal Amount	Value
Retail (Continued)
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	$47,000	$48,128
Yum! Brands, Inc. 144A, 7.75%, 4/1/25	49,000	53,655
144A, 4.75%, 1/15/30	52,000	54,335

(Cost $1,233,998)		1,254,711

Toys/Games/Hobbies — 0.4%
Mattel, Inc. 144A, 6.75%, 12/31/25	112,000	117,768
144A, 5.875%, 12/15/27	34,000	37,077

(Cost $150,756)		154,845

Consumer, Non-cyclical — 18.8%
Agriculture — 0.4%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	42,000	44,284
JBS Investments II GmbH 144A, 7.00%, 1/15/26	50,000	53,088
144A, 5.75%, 1/15/28	75,000	78,938

(Cost $177,463)		176,310

Commercial Services — 3.7%
ADT Security Corp. 3.50%, 7/15/22	75,000	75,703
4.125%, 6/15/23	40,000	41,753
ASGN, Inc., 144A, 4.625%, 5/15/28	32,000	33,414
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 10.50%, 5/15/25	28,000	33,468
Brink’s Co. 144A, 5.50%, 7/15/25	31,000	32,686
144A, 4.625%, 10/15/27	33,000	34,070
Gartner, Inc., 144A, 4.50%, 7/1/28	56,000	58,870
Herc Holdings, Inc., 144A, 5.50%, 7/15/27 (a)	84,000	88,567
Jaguar Holding Co. II / PPD Development LP 144A, 4.625%, 6/15/25	57,000	59,515
144A, 5.00%, 6/15/28	39,000	41,194
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	48,000	49,284
Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.00%, 4/15/22	48,000	48,148
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	44,000	46,970
144A, 5.75%, 4/15/26	102,000	110,033
144A, 3.375%, 8/31/27	70,000	68,329
Service Corp. International 4.625%, 12/15/27	30,000	31,721
5.125%, 6/1/29	55,000	59,528
3.375%, 8/15/30	60,000	58,950
United Rentals North America, Inc. 5.875%, 9/15/26	93,000	97,650

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
5.50%, 5/15/27	$66,000	$69,919
3.875%, 11/15/27	43,000	44,881
4.875%, 1/15/28	97,000	102,987
5.25%, 1/15/30	53,000	58,399
4.00%, 7/15/30	43,000	44,653
3.875%, 2/15/31	93,000	95,279

(Cost $1,468,115)		1,485,971

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 4.70%, 5/24/22 (Cost $32,668)	32,000	33,516

Food — 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	53,000	54,522
144A, 3.25%, 3/15/26	54,000	53,490
144A, 7.50%, 3/15/26	35,000	38,359
B&G Foods, Inc., 5.25%, 4/1/25	58,000	59,531
JBS USA LUX SA / JBS USA Finance, Inc., 144A, 6.75%, 2/15/28	52,000	57,134
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A, 6.50%, 4/15/29	106,000	119,407
144A, 5.50%, 1/15/30	87,000	97,549
Kraft Heinz Foods Co. 3.50%, 6/6/22	52,000	53,840
4.00%, 6/15/23	29,000	30,993
3.95%, 7/15/25	93,000	103,180
3.00%, 6/1/26	147,000	156,808
3.875%, 5/15/27	88,000	95,717
4.625%, 1/30/29	63,000	72,710
3.75%, 4/1/30	68,000	74,586
4.25%, 3/1/31	108,000	120,815
Lamb Weston Holdings, Inc. 144A, 4.625%, 11/1/24	67,000	69,713
144A, 4.875%, 11/1/26	54,000	56,059
144A, 4.875%, 5/15/28	34,000	37,124
Pilgrim’s Pride Corp. 144A, 5.75%, 3/15/25	65,000	66,368
144A, 5.875%, 9/30/27	50,000	53,705
TreeHouse Foods, Inc., 144A, 6.00%, 2/15/24	22,000	22,458

(Cost $1,467,145)		1,494,068

Healthcare-Products — 0.9%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	115,000	120,033
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/27	25,000	26,125
Hologic, Inc. 144A, 4.625%, 2/1/28	46,000	48,798
144A, 3.25%, 2/15/29	51,000	50,997
Teleflex, Inc. 4.875%, 6/1/26	36,000	37,208

	Principal Amount	Value
Healthcare-Products (Continued)
4.625%, 11/15/27	$24,000	$25,346
144A, 4.25%, 6/1/28	32,000	33,120

(Cost $341,981)		341,627

Healthcare-Services — 7.8%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	30,000	30,000
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	26,000	27,246
144A, 3.125%, 2/15/29	38,000	37,591
Centene Corp. 144A, 5.375%, 6/1/26	87,000	91,132
144A, 5.375%, 8/15/26	104,000	109,720
4.25%, 12/15/27	195,000	202,886
4.625%, 12/15/29	243,000	261,990
3.375%, 2/15/30	124,000	127,720
3.00%, 10/15/30	148,000	150,509
2.50%, 3/1/31	144,000	139,863
Charles River Laboratories International, Inc. 144A, 5.50%, 4/1/26	42,000	43,864
144A, 4.25%, 5/1/28	29,000	30,318
Encompass Health Corp., 4.50%, 2/1/28	46,000	47,900
HCA, Inc. 5.875%, 5/1/23	73,000	79,767
5.375%, 2/1/25	225,000	252,897
5.875%, 2/15/26	87,000	100,676
5.375%, 9/1/26	58,000	66,307
5.625%, 9/1/28	117,000	136,370
5.875%, 2/1/29	56,000	66,111
3.50%, 9/1/30	189,000	195,609
IQVIA, Inc. 144A, 5.00%, 10/15/26	68,000	70,482
144A, 5.00%, 5/15/27	83,000	87,002
Molina Healthcare, Inc. 5.375%, 11/15/22	50,000	52,906
144A, 4.375%, 6/15/28	52,000	54,002
144A, 3.875%, 11/15/30	46,000	48,065
Tenet Healthcare Corp. 6.75%, 6/15/23	128,000	138,314
4.625%, 7/15/24	148,000	150,368
144A, 4.625%, 9/1/24	32,000	32,830
144A, 7.50%, 4/1/25	75,000	81,669
144A, 4.875%, 1/1/26	121,000	125,226
144A, 5.125%, 11/1/27	107,000	112,426

(Cost $3,117,936)		3,151,766

Household Products/Wares — 0.2%
Spectrum Brands, Inc., 5.75%, 7/15/25 (Cost $75,924)	74,000	76,312

Pharmaceuticals — 2.0%
Bausch Health Cos., Inc. 144A, 7.00%, 3/15/24	130,000	132,933
144A, 5.50%, 11/1/25	127,000	130,835
144A, 9.00%, 12/15/25	107,000	116,568

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
144A, 5.75%, 8/15/27	$29,000	$31,302
Elanco Animal Health, Inc. 5.272%, 8/28/23	46,000	49,536
5.90%, 8/28/28	53,000	61,646
Prestige Brands, Inc., 144A, 6.375%, 3/1/24	39,000	39,622
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	49,000	49,205
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	210,000	206,063

(Cost $813,112)		817,710

Energy — 13.1%
Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC 144A, 4.25%, 1/31/23	43,000	43,941
144A, 5.00%, 1/31/28	53,000	58,664

(Cost $101,270)		102,605

Oil & Gas — 7.0%
Apache Corp. 4.625%, 11/15/25	43,000	44,612
4.875%, 11/15/27	66,000	69,399
4.375%, 10/15/28	58,000	58,812
4.25%, 1/15/30	33,000	33,309
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	35,000	36,554
144A, 5.875%, 2/1/29	35,000	37,528
Continental Resources, Inc. 4.50%, 4/15/23	34,000	34,964
3.80%, 6/1/24	57,000	58,481
4.375%, 1/15/28 (a)	78,000	82,171
144A, 5.75%, 1/15/31 (a)	104,000	117,676
Endeavor Energy Resources LP / EER Finance, Inc. 144A, 6.625%, 7/15/25	39,000	41,053
144A, 5.50%, 1/30/26	30,000	30,675
144A, 5.75%, 1/30/28	73,000	77,270
EQT Corp. 3.00%, 10/1/22 (a)	33,000	33,327
7.625%, 2/1/25	76,000	88,386
3.90%, 10/1/27	82,000	85,382
Hilcorp Energy I LP / Hilcorp Finance Co., 144A, 5.75%, 2/1/29 (a)	42,000	42,919
Leviathan Bond Ltd. 144A,REGS, 5.75%, 6/30/23	30,000	31,785
144A,REGS, 6.125%, 6/30/25	42,000	46,202
144A,REGS, 6.50%, 6/30/27	41,000	45,659
Occidental Petroleum Corp. 2.70%, 8/15/22	60,000	59,419
2.70%, 2/15/23	40,000	39,175
6.95%, 7/1/24	50,000	55,250
2.90%, 8/15/24	200,000	194,650
3.50%, 6/15/25	51,000	50,203
8.00%, 7/15/25	35,000	40,687

	Principal Amount	Value
Oil & Gas (Continued)
5.875%, 9/1/25 (a)	$62,000	$67,363
5.50%, 12/1/25	50,000	53,175
5.55%, 3/15/26	75,000	80,169
3.40%, 4/15/26	75,000	72,914
3.20%, 8/15/26	68,000	65,429
3.00%, 2/15/27	52,000	48,916
3.50%, 8/15/29	105,000	100,296
Ovintiv Exploration, Inc. 5.625%, 7/1/24	68,000	74,620
5.375%, 1/1/26	50,000	55,367
Parkland Corp. 144A, 6.00%, 4/1/26	25,000	26,141
144A, 5.875%, 7/15/27	32,000	34,060
PDC Energy, Inc. 6.125%, 9/15/24	25,000	25,590
5.75%, 5/15/26 (a)	54,000	55,423
QEP Resources, Inc. 5.375%, 10/1/22	32,000	33,414
5.25%, 5/1/23	45,000	47,801
5.625%, 3/1/26	34,000	38,297
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/25	51,000	53,138
Sunoco LP / Sunoco Finance Corp. 5.50%, 2/15/26	47,000	48,474
6.00%, 4/15/27	34,000	35,445
144A, 4.50%, 5/15/29	56,000	56,035
WPX Energy, Inc. 5.25%, 9/15/24	25,000	27,844
5.75%, 6/1/26	29,000	30,530
5.25%, 10/15/27	36,000	38,502
5.875%, 6/15/28	40,000	43,806
4.50%, 1/15/30	62,000	65,987

(Cost $2,703,424)		2,814,284

Pipelines — 5.8%
Buckeye Partners LP 4.15%, 7/1/23	32,000	32,504
144A, 4.125%, 3/1/25	28,000	28,683
3.95%, 12/1/26	44,000	43,793
4.125%, 12/1/27	41,000	41,295
144A, 4.50%, 3/1/28	26,000	26,390
Cheniere Energy Partners LP 5.25%, 10/1/25	104,000	107,021
5.625%, 10/1/26	71,000	73,961
4.50%, 10/1/29	105,000	110,275
Cheniere Energy, Inc., 144A, 4.625%, 10/15/28	140,000	146,125
DCP Midstream Operating LP 3.875%, 3/15/23	32,000	33,040
5.375%, 7/15/25	66,000	70,482
5.625%, 7/15/27	26,000	28,164
5.125%, 5/15/29	45,000	47,763
EnLink Midstream Partners LP, 4.40%, 4/1/24	36,000	36,315
EQM Midstream Partners LP 4.75%, 7/15/23	41,000	42,345
4.00%, 8/1/24	29,000	29,335

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
144A, 6.00%, 7/1/25	$56,000	$59,290
4.125%, 12/1/26	29,000	28,395
144A, 6.50%, 7/1/27	62,000	66,596
5.50%, 7/15/28	59,000	60,896
144A, 4.50%, 1/15/29	55,000	53,419
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	66,000	68,492
144A, 5.125%, 6/15/28	31,000	32,008
NuStar Logistics LP 5.75%, 10/1/25	52,000	55,458
6.00%, 6/1/26	32,000	34,185
5.625%, 4/28/27	31,000	32,453
6.375%, 10/1/30	43,000	47,605
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	26,000	26,569
144A, 4.95%, 7/15/29	41,000	43,896
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 5.50%, 9/15/24	17,000	17,139
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/23	38,000	38,110
5.875%, 4/15/26	74,000	77,195
5.375%, 2/1/27	30,000	31,194
6.50%, 7/15/27	38,000	40,951
5.00%, 1/15/28	59,000	61,536
6.875%, 1/15/29	39,000	43,314
5.50%, 3/1/30	65,000	69,570
144A, 4.875%, 2/1/31	70,000	71,890
144A, 4.00%, 1/15/32	69,000	67,772
Western Midstream Operating LP 4.00%, 7/1/22	36,000	36,788
4.35%, 2/1/25	68,000	69,822
3.95%, 6/1/25	45,000	45,534
4.65%, 7/1/26	29,000	30,076
4.50%, 3/1/28	23,000	23,920
4.75%, 8/15/28	33,000	34,652
5.30%, 2/1/30	79,000	85,744

(Cost $2,273,904)		2,351,960

Financial — 10.0%
Banks — 1.8%
CIT Group, Inc. 5.00%, 8/15/22	96,000	101,418
5.00%, 8/1/23	56,000	61,215
4.75%, 2/16/24	32,000	34,890
3.929%, 6/19/24	37,000	39,220
5.25%, 3/7/25	28,000	31,902
6.125%, 3/9/28	35,000	43,437
Commerzbank AG, 144A, 8.125%, 9/19/23	58,000	67,122
Deutsche Bank AG, 3.729%, 1/14/32 (b)	85,000	83,819
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	127,000	138,393
144A, 5.71%, 1/15/26	115,000	129,400

(Cost $703,383)		730,816

	Principal Amount	Value
Diversified Financial Services — 3.1%
Ally Financial, Inc., 5.75%, 11/20/25	$61,000	$69,697
LPL Holdings, Inc. 144A, 5.75%, 9/15/25	63,000	65,060
144A, 4.625%, 11/15/27	23,000	23,596
Navient Corp. 6.50%, 6/15/22	94,000	97,772
5.50%, 1/25/23	55,000	57,028
7.25%, 9/25/23	30,000	32,606
OneMain Finance Corp. 6.125%, 5/15/22	53,000	55,451
5.625%, 3/15/23	69,000	73,528
6.125%, 3/15/24	84,000	90,405
6.875%, 3/15/25	97,000	109,586
8.875%, 6/1/25	40,000	44,018
7.125%, 3/15/26	113,000	130,657
6.625%, 1/15/28	50,000	56,945
5.375%, 11/15/29	41,000	43,358
4.00%, 9/15/30	68,000	66,054
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	45,000	47,081
Quicken Loans LLC, 144A, 5.25%, 1/15/28	58,000	61,302
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc. 144A, 3.625%, 3/1/29	44,000	43,643
144A, 3.875%, 3/1/31	97,000	96,515

(Cost $1,252,053)		1,264,302

Insurance — 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 4.25%, 10/15/27	33,000	33,062
MGIC Investment Corp., 5.25%, 8/15/28	48,000	50,545
Radian Group, Inc. 4.50%, 10/1/24	41,000	43,152
6.625%, 3/15/25	28,000	31,299
4.875%, 3/15/27	31,000	32,938

(Cost $188,553)		190,996

Real Estate — 0.1%
Howard Hughes Corp., 144A, 5.375%, 8/1/28	52,000	55,068
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A, 4.875%, 6/1/23	10,000	10,406

(Cost $65,386)		65,474

Real Estate Investment Trusts — 4.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	73,000	82,308
ESH Hospitality, Inc., 144A, 5.25%, 5/1/25	74,000	75,543
HAT Holdings I LLC / HAT Holdings II LLC 144A, 5.25%, 7/15/24	35,000	36,243
144A, 6.00%, 4/15/25	35,000	36,794

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	$83,000	$86,494
144A, 5.25%, 3/15/28	48,000	50,250
144A, 5.00%, 7/15/28	25,000	25,969
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	66,000	71,404
144A, 4.625%, 6/15/25	52,000	55,172
4.50%, 9/1/26	32,000	34,000
5.75%, 2/1/27	61,000	69,025
144A, 3.875%, 2/15/29	45,000	45,544
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	36,000	37,379
5.00%, 10/15/27	90,000	96,028
4.625%, 8/1/29	55,000	59,228
3.50%, 3/15/31	97,000	98,828
SBA Communications Corp. 4.875%, 9/1/24	61,000	62,644
3.875%, 2/15/27	127,000	131,798
144A, 3.125%, 2/1/29	93,000	90,991
Service Properties Trust, 5.00%, 8/15/22	35,000	35,568
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, 6.00%, 4/15/23	32,000	32,540
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	44,000	44,688
144A, 4.25%, 12/1/26	92,000	95,020
144A, 3.75%, 2/15/27	65,000	66,087
144A, 4.625%, 12/1/29	73,000	76,751
144A, 4.125%, 8/15/30	57,000	59,351

(Cost $1,630,481)		1,655,647

Venture Capital — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/1/24	67,000	68,424
4.75%, 9/15/24	74,000	77,908

(Cost $141,417)		146,332

Industrial — 8.2%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc. 5.125%, 10/1/24	110,000	119,751
6.875%, 5/1/25 (a)	66,000	76,474
Spirit AeroSystems, Inc., 144A, 5.50%, 1/15/25	39,000	40,598
TransDigm, Inc. 6.50%, 5/15/25	52,000	53,092
144A, 8.00%, 12/15/25	60,000	65,385
144A, 6.25%, 3/15/26	300,000	316,517

(Cost $661,222)		671,817

Building Materials — 0.8%
Builders FirstSource, Inc. 144A, 6.75%, 6/1/27	46,000	49,392
144A, 5.00%, 3/1/30	39,000	41,036

	Principal Amount	Value
Building Materials (Continued)
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	$25,000	$25,341
144A, 4.875%, 12/15/27	26,000	27,056
Standard Industries, Inc. 144A, 5.00%, 2/15/27	55,000	56,891
144A, 4.75%, 1/15/28	58,000	60,247
144A, 4.375%, 7/15/30	81,000	83,711

(Cost $334,816)		343,674

Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	99,000	107,262
144A, 7.25%, 6/15/28	95,000	105,702

(Cost $212,490)		212,964

Electronics — 0.5%
Sensata Technologies BV 144A, 4.875%, 10/15/23	34,000	36,295
144A, 5.625%, 11/1/24	21,000	23,218
144A, 5.00%, 10/1/25	65,000	71,440
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	26,000	27,771
144A, 3.75%, 2/15/31	51,000	51,255

(Cost $207,709)		209,979

Engineering & Construction — 0.4%
AECOM 5.875%, 10/15/24	67,000	74,538
5.125%, 3/15/27	63,000	68,972

(Cost $139,139)		143,510

Environmental Control — 0.8%
Clean Harbors, Inc., 144A, 4.875%, 7/15/27	35,000	36,546
Covanta Holding Corp., 5.875%, 7/1/25	40,000	41,596
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	32,000	32,867
144A, 3.75%, 8/1/25	73,000	74,505
144A, 5.125%, 12/15/26	25,000	26,409
144A, 3.50%, 9/1/28	49,000	47,959
Stericycle, Inc. 144A, 5.375%, 7/15/24	39,000	40,365
144A, 3.875%, 1/15/29	30,000	30,252

(Cost $331,239)		330,499

Machinery-Diversified — 0.2%
Colfax Corp. 144A, 6.00%, 2/15/24	39,000	40,316
144A, 6.375%, 2/15/26	21,000	22,424

(Cost $61,914)		62,740

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25 (Cost $27,608)	26,000	27,674

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Packaging & Containers — 2.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	$42,000	$44,366
144A, 4.125%, 8/15/26	87,000	90,146
Ball Corp. 5.00%, 3/15/22	69,000	71,510
4.00%, 11/15/23	48,000	50,850
5.25%, 7/1/25	65,000	73,247
4.875%, 3/15/26	69,000	77,034
2.875%, 8/15/30	91,000	88,497
Berry Global, Inc. 144A, 0.95%, 2/15/24	55,000	55,057
144A, 1.57%, 1/15/26	50,000	50,096
144A, 4.50%, 2/15/26 (a)	32,000	32,740
144A, 4.875%, 7/15/26	81,000	86,585
144A, 5.625%, 7/15/27	32,000	33,980
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	57,000	60,064
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28	26,000	26,745
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	40,000	43,075
Sealed Air Corp. 144A, 4.875%, 12/1/22	28,000	29,243
144A, 5.25%, 4/1/23	38,000	40,248
144A, 5.125%, 12/1/24	48,000	52,650
144A, 5.50%, 9/15/25	21,000	23,376
144A, 4.00%, 12/1/27	28,000	29,338
Silgan Holdings, Inc., 4.125%, 2/1/28	33,000	34,355

(Cost $1,080,385)		1,093,202

Transportation — 0.5%
XPO Logistics, Inc. 144A, 6.125%, 9/1/23	44,000	44,797
144A, 6.75%, 8/15/24	55,000	57,819
144A, 6.25%, 5/1/25	86,000	92,476

(Cost $193,462)		195,092

Technology — 4.1%
Computers — 1.3%
Dell International LLC / EMC Corp., 144A, 7.125%, 6/15/24	103,000	106,747
EMC Corp., 3.375%, 6/1/23	68,000	70,638
NCR Corp., 144A, 8.125%, 4/15/25	27,000	29,531
Seagate HDD Cayman 4.75%, 6/1/23	43,000	46,019
4.875%, 3/1/24	30,000	32,286
4.75%, 1/1/25	27,000	29,278
4.875%, 6/1/27	35,000	38,994
Western Digital Corp., 4.75%, 2/15/26	158,000	174,985

(Cost $519,778)		528,478

	Principal Amount	Value
Office/Business Equipment — 0.6%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	$34,000	$37,591
4.125%, 5/1/25	29,000	29,972
4.25%, 4/1/28	44,000	45,685
3.25%, 2/15/29	56,000	55,174
Xerox Corp., 4.375%, 3/15/23	72,000	75,232

(Cost $241,683)		243,654

Semiconductors — 0.6%
Microchip Technology, Inc., 144A, 4.25%, 9/1/25	69,000	72,360
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	50,000	52,235
Qorvo, Inc. 4.375%, 10/15/29	48,000	51,863
144A, 3.375%, 4/1/31	58,000	57,927

(Cost $232,974)		234,385

Software — 1.6%
CDK Global, Inc. 5.00%, 10/15/24	32,000	35,440
5.875%, 6/15/26	32,000	33,376
4.875%, 6/1/27	47,000	49,262
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	25,000	25,643
MSCI, Inc. 144A, 4.75%, 8/1/26	30,000	30,975
144A, 5.375%, 5/15/27	29,000	30,957
144A, 4.00%, 11/15/29	78,000	82,812
144A, 3.625%, 9/1/30	26,000	27,146
144A, 3.875%, 2/15/31	67,000	70,434
Nuance Communications, Inc., 5.625%, 12/15/26	32,000	33,580
Open Text Corp. 144A, 5.875%, 6/1/26	55,000	56,891
144A, 3.875%, 2/15/28	66,000	67,186
PTC, Inc. 144A, 3.625%, 2/15/25	25,000	25,641
144A, 4.00%, 2/15/28	32,000	33,008
Solera LLC / Solera Finance, Inc., 144A, 10.50%, 3/1/24	45,000	46,631

(Cost $642,998)		648,982

Utilities — 3.0%
Electric — 2.8%
Clearway Energy Operating LLC 5.75%, 10/15/25	34,000	35,612
144A, 4.75%, 3/15/28	57,000	60,972
DPL, Inc., 144A, 4.125%, 7/1/25	23,000	24,639
FirstEnergy Corp.
Series B, 4.25%, 3/15/23	62,000	65,670
Series B, 4.40%, 7/15/27	110,000	121,141
2.65%, 3/1/30	37,000	36,364
Series B, 2.25%, 9/1/30	32,000	30,108

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Electric (Continued)
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/25	$37,000	$40,151
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	61,000	64,584
144A, 3.875%, 10/15/26	25,000	26,797
144A, 4.50%, 9/15/27	36,000	40,309
NRG Energy, Inc. 7.25%, 5/15/26	65,000	67,762
6.625%, 1/15/27	64,000	66,646
5.75%, 1/15/28	53,000	56,412
144A, 3.375%, 2/15/29	40,000	39,425
144A, 5.25%, 6/15/29	50,000	53,010
TransAlta Corp., 4.50%, 11/15/22	22,000	22,880
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	57,000	59,209
144A, 5.625%, 2/15/27	134,000	140,728
144A, 5.00%, 7/31/27	70,000	73,325

(Cost $1,123,245)		1,125,744

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	39,000	43,253
5.50%, 5/20/25	50,000	54,987

(Cost $96,178)		98,240

TOTAL CORPORATE BONDS (Cost $38,716,902)		39,348,017

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d (Cost $543,272)	543,272	$543,272

CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $1,060,830)	1,060,830	1,060,830

TOTAL INVESTMENTS — 101.4% (Cost $40,321,004)		$40,952,119
Other assets and liabilities, net — (1.4%)		(578,523)

NET ASSETS — 100.0%		$40,373,596

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
CORPORATE BONDS — 0.2%
Financial — 0.2%
Deutsche Bank AG, 3.73%, 1/14/32 (b)
—	84,716	—		—	(897)	238	—	85,000	83,819
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
612,989	—	(69,717	) (e)	—	—	58	—	543,272	543,272
CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
1,116,381	5,242,094	(5,297,645)		—	—	78	—	1,060,830	1,060,830

1,729,370	5,326,810	(5,367,362)		—	(897)	374	—	1,689,102	1,687,921

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $920,763, which is 2.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $410,676.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$39,348,017	$—	$39,348,017
Short-Term Investments (f)	1,604,102	—	—	1,604,102

TOTAL	$1,604,102	$39,348,017	$—	$40,952,119

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 93.8%
Basic Materials — 4.9%
Chemicals — 2.0%
Ashland LLC, 4.75%, 8/15/22	$34,000	$35,339
CF Industries, Inc., 3.45%, 6/1/23	100,000	104,375
Chemours Co., 7.00%, 5/15/25	75,000	77,391
NOVA Chemicals Corp. 144A, 5.25%, 8/1/23	27,000	26,921
144A, 4.875%, 6/1/24	139,000	144,126
OCI NV, 144A, 4.625%, 10/15/25	200,000	207,685
Olin Corp., 144A, 9.50%, 6/1/25	75,000	92,895
TPC Group, Inc., 144A, 10.50%, 8/1/24	75,000	68,586
Tronox, Inc., 144A, 6.50%, 5/1/25	50,000	53,687

(Cost $785,068)		811,005

Iron/Steel — 1.1%
Allegheny Technologies, Inc., 7.875%, 8/15/23	41,000	44,808
ArcelorMittal SA, 3.60%, 7/16/24	60,000	63,636
Cleveland-Cliffs, Inc. 144A, 4.875%, 1/15/24	33,000	33,835
144A, 9.875%, 10/17/25	80,000	93,600
United States Steel Corp. 144A, 12.00%, 6/1/25	100,000	120,170
6.875%, 8/15/25 (a)	75,000	74,062

(Cost $382,935)		430,111

Mining — 1.8%
Alcoa Nederland Holding BV, 144A, 6.75%, 9/30/24	145,000	150,709
Arconic Corp., 144A, 6.00%, 5/15/25	50,000	53,219
Constellium SE, 144A, 6.625%, 3/1/25	150,000	152,700
FMG Resources August 2006 Pty Ltd. 144A, 4.75%, 5/15/22	62,000	63,744
144A, 5.125%, 3/15/23	41,000	43,255
144A, 5.125%, 5/15/24	20,000	21,662
Freeport-McMoRan, Inc. 3.875%, 3/15/23	100,000	104,470
4.55%, 11/14/24	85,000	93,766
Hudbay Minerals, Inc., 144A, 7.625%, 1/15/25	50,000	52,150

(Cost $701,171)		735,675

Communications — 13.6%
Advertising — 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25 (Cost $67,033)	65,000	69,022

	Principal Amount	Value
Internet — 1.3%
Netflix, Inc. 5.50%, 2/15/22	$28,000	$29,138
5.75%, 3/1/24	33,000	37,104
5.875%, 2/15/25	50,000	57,280
144A, 3.625%, 6/15/25	62,000	66,146
NortonLifeLock, Inc. 3.95%, 6/15/22	22,000	22,605
144A, 5.00%, 4/15/25	115,000	116,725
Uber Technologies, Inc., 144A, 7.50%, 5/15/25	75,000	80,909
VeriSign, Inc., 5.25%, 4/1/25	100,000	111,938

(Cost $508,997)		521,845

Media — 4.6%
AMC Networks, Inc. 5.00%, 4/1/24	81,000	82,114
4.75%, 8/1/25	75,000	77,250
CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.00%, 3/1/23	42,000	42,446
Cengage Learning, Inc., 144A, 9.50%, 6/15/24	51,000	50,713
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	159,000	165,857
CSC Holdings LLC 6.75%, 11/15/21	83,000	85,853
5.875%, 9/15/22	54,000	56,908
5.25%, 6/1/24	62,000	66,844
DISH DBS Corp. 6.75%, 6/1/21	137,000	138,678
5.875%, 7/15/22	166,000	172,756
5.00%, 3/15/23	125,000	128,906
5.875%, 11/15/24	200,000	209,809
EW Scripps Co., 144A, 5.125%, 5/15/25	50,000	50,844
Meredith Corp., 6.875%, 2/1/26	100,000	102,221
Quebecor Media, Inc., 5.75%, 1/15/23	69,000	73,744
Sirius XM Radio, Inc. 144A, 3.875%, 8/1/22	50,000	50,313
144A, 4.625%, 7/15/24	100,000	103,000
Univision Communications, Inc., 144A, 5.125%, 2/15/25	100,000	100,283
Videotron Ltd., 144A, 5.375%, 6/15/24	86,000	94,008

(Cost $1,799,580)		1,852,547

Telecommunications — 7.6%
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	62,000	64,554
CommScope Technologies LLC, 144A, 6.00%, 6/15/25	99,000	100,969
CommScope, Inc., 144A, 5.50%, 3/1/24	104,000	106,872
DKT Finance ApS, 144A, 9.375%, 6/17/23	50,000	51,975

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A, 9.875%, 5/1/24	$77,000	$81,383
GTT Communications, Inc., 144A, 7.875%, 12/31/24	48,000	9,300
Hughes Satellite Systems Corp., 7.625%, 6/15/21	75,000	76,313
Lumen Technologies, Inc. Series S, 6.45%, 6/15/21	104,000	105,456
Series T, 5.80%, 3/15/22	116,000	120,669
Series W, 6.75%, 12/1/23	62,000	68,866
Series Y, 7.50%, 4/1/24	83,000	93,271
5.625%, 4/1/25	42,000	45,069
Nokia OYJ, 3.375%, 6/12/22	27,000	27,807
Qwest Corp., 6.75%, 12/1/21	51,000	53,008
Sprint Communications, Inc. 11.50%, 11/15/21	83,000	88,758
6.00%, 11/15/22	189,000	202,251
Sprint Corp. 7.25%, 9/15/21	120,000	123,613
7.875%, 9/15/23	353,000	404,626
7.125%, 6/15/24	208,000	239,764
7.625%, 2/15/25	125,000	148,906
Telecom Italia SpA, 144A, 5.303%, 5/30/24	95,000	102,999
T-Mobile USA, Inc. 4.00%, 4/15/22	139,000	144,254
6.00%, 4/15/24	260,000	261,950
2.25%, 2/15/26	100,000	99,740
VEON Holdings BV, 144A, 4.00%, 4/9/25	200,000	211,573
ViaSat, Inc., 144A, 5.625%, 9/15/25	50,000	51,063

(Cost $3,003,781)		3,085,009

Consumer, Cyclical — 26.0%
Airlines — 2.6%
Air Canada, 144A, 7.75%, 4/15/21	33,000	33,256
American Airlines Group, Inc. 144A, 5.00%, 6/1/22	105,000	101,325
144A, 3.75%, 3/1/25 (a)	42,000	35,776
American Airlines, Inc., 144A, 11.75%, 7/15/25	200,000	238,250
Delta Air Lines, Inc. 3.625%, 3/15/22	290,000	294,520
3.80%, 4/19/23	50,000	51,264
7.375%, 1/15/26	125,000	145,857
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	100,000	105,563
United Airlines Holdings, Inc., 4.25%, 10/1/22	33,000	33,454

(Cost $937,475)		1,039,265

	Principal Amount	Value
Apparel — 0.4%
Hanesbrands, Inc., 144A, 4.625%, 5/15/24	$100,000	$104,938
Levi Strauss & Co., 5.00%, 5/1/25	75,000	76,828

(Cost $178,003)		181,766

Auto Manufacturers — 5.9%
Ford Motor Co., 9.00%, 4/22/25	225,000	273,430
Ford Motor Credit Co. LLC 5.875%, 8/2/21	284,000	289,240
MTN, 3.55%, 10/7/22	649,000	665,309
4.375%, 8/6/23	218,000	228,604
3.664%, 9/8/24	542,000	559,021
Jaguar Land Rover Automotive PLC, 144A, 5.625%, 2/1/23	200,000	199,000
Navistar International Corp., 144A, 9.50%, 5/1/25	50,000	56,031
Tesla, Inc., 144A, 5.30%, 8/15/25	125,000	130,244

(Cost $2,241,289)		2,400,879

Auto Parts & Equipment — 1.5%
Adient US LLC, 144A, 9.00%, 4/15/25	100,000	110,875
American Axle & Manufacturing, Inc., 6.25%, 4/1/25 (a)	58,000	59,818
Clarios Global LP, 144A, 6.75%, 5/15/25	50,000	53,754
Dana, Inc., 5.50%, 12/15/24	80,000	81,550
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	83,000	83,623
9.50%, 5/31/25	100,000	112,490
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	100,000	108,125

(Cost $557,538)		610,235

Distribution/Wholesale — 0.7%
Avient Corp. 5.25%, 3/15/23	32,000	34,500
144A, 5.75%, 5/15/25	75,000	79,609
Core & Main LP, 144A, 6.125%, 8/15/25	60,000	61,468
Wolverine Escrow LLC, 144A, 8.50%, 11/15/24	119,000	116,546

(Cost $277,926)		292,123

Entertainment — 3.8%
AMC Entertainment Holdings, Inc., 144A, 10.50%, 4/15/25 (a)	50,000	52,704
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	300,000	318,000
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.25%, 10/15/25	150,000	149,099

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	$100,000	$104,937
Cinemark USA, Inc. 5.125%, 12/15/22	22,000	21,849
4.875%, 6/1/23	83,000	82,302
International Game Technology PLC, 144A, 6.50%, 2/15/25	200,000	221,500
Lions Gate Capital Holdings LLC 144A, 6.375%, 2/1/24	46,000	47,068
144A, 5.875%, 11/1/24	50,000	51,067
Live Nation Entertainment, Inc., 144A, 4.875%, 11/1/24	48,000	48,618
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	100,000	98,763
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	40,000	43,125
144A, 5.00%, 10/15/25	100,000	102,838
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	100,000	100,245
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	47,000	50,756
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	50,000	53,457

(Cost $1,479,435)		1,546,328

Food Service — 0.4%
Aramark Services, Inc., 144A, 6.375%, 5/1/25 (Cost $166,912)	160,000	169,200

Home Builders — 0.5%
KB Home, 7.00%, 12/15/21	29,000	29,859
Meritage Homes Corp., 6.00%, 6/1/25	50,000	56,281
Toll Brothers Finance Corp. 5.875%, 2/15/22	40,000	41,450
4.375%, 4/15/23	56,000	59,388

(Cost $178,114)		186,978

Housewares — 0.3%
Newell Brands, Inc. 4.35%, 4/1/23	46,000	48,415
4.875%, 6/1/25	50,000	55,048

(Cost $100,063)		103,463

Leisure Time — 2.9%
Carnival Corp. 144A, 11.50%, 4/1/23	300,000	342,436
144A, 10.50%, 2/1/26	65,000	75,644
Life Time, Inc., 144A, 5.75%, 1/15/26	100,000	101,875
NCL Corp. Ltd., 144A, 12.25%, 5/15/24	150,000	178,500
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	50,000	51,039
144A, 10.875%, 6/1/23	75,000	85,102

	Principal Amount	Value
Leisure Time (Continued)
144A, 9.125%, 6/15/23	$75,000	$82,406
144A, 11.50%, 6/1/25	175,000	204,969
Viking Cruises Ltd., 144A, 13.00%, 5/15/25	50,000	58,957

(Cost $1,111,407)		1,180,928

Lodging — 2.4%
Boyd Gaming Corp., 144A, 8.625%, 6/1/25	50,000	55,063
Diamond Resorts International, Inc. 144A, 7.75%, 9/1/23	77,000	79,165
144A, 10.75%, 9/1/24	56,000	57,602
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	50,000	53,250
MGM Resorts International 7.75%, 3/15/22	128,000	135,440
6.00%, 3/15/23	104,000	111,020
6.75%, 5/1/25	50,000	53,610
5.75%, 6/15/25	50,000	55,151
Travel + Leisure Co. 4.25%, 3/1/22	54,000	54,783
3.90%, 3/1/23	33,000	33,722
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	104,000	105,235
144A, 5.50%, 3/1/25	149,000	158,126

(Cost $894,982)		952,167

Retail — 4.6%
1011778 BC ULC / New Red Finance, Inc. 144A, 4.25%, 5/15/24	65,000	65,715
144A, 5.75%, 4/15/25	90,000	96,104
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/25	109,000	109,961
Carvana Co., 144A, 5.625%, 10/1/25	110,000	114,812
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21 (a)	74,000	72,973
6.75%, 1/15/22	39,000	38,391
6.75%, 6/15/23 (a)	42,000	42,079
Gap, Inc., 144A, 8.625%, 5/15/25	100,000	111,646
Golden Nugget, Inc. 144A, 6.75%, 10/15/24	112,000	114,031
144A, 8.75%, 10/1/25 (a)	50,000	53,287
IRB Holding Corp., 144A, 7.00%, 6/15/25	60,000	65,206
L Brands, Inc., 144A, 9.375%, 7/1/25	50,000	61,938
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	134,000	133,359
Macy’s, Inc., 144A, 8.375%, 6/15/25	100,000	110,644
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	65,000	66,422
Penske Automotive Group, Inc., 3.50%, 9/1/25	50,000	50,938
PetSmart, Inc., 144A, 7.125%, 3/15/23	181,000	181,552

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Retail (Continued)
QVC, Inc. 4.375%, 3/15/23	$62,000	$65,088
4.85%, 4/1/24	50,000	53,813
4.45%, 2/15/25	50,000	53,250
Rite Aid Corp., 144A, 8.00%, 11/15/26	91,000	95,948
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	44,000	44,797
Yum! Brands, Inc., 144A, 7.75%, 4/1/25	50,000	54,750

(Cost $1,714,552)		1,856,704

Consumer, Non-cyclical — 11.4%
Commercial Services — 2.0%
ADT Security Corp. 3.50%, 7/15/22	50,000	50,469
4.125%, 6/15/23	98,000	102,295
APX Group, Inc. 7.875%, 12/1/22	69,000	69,302
7.625%, 9/1/23	33,000	34,372
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 10.50%, 5/15/25	100,000	119,530
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	53,000	54,418
Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.00%, 4/15/22	43,000	43,132
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.25%, 4/15/24	92,000	98,210
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	50,000	59,375
144A, 7.375%, 9/1/25	75,000	80,737
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25 (a)	59,000	53,432
WEX, Inc., 144A, 4.75%, 2/1/23	37,000	37,037

(Cost $736,653)		802,309

Cosmetics/Personal Care — 0.2%
Avon Products, Inc., 7.00%, 3/15/23 (a)	38,000	40,755
Edgewell Personal Care Co., 4.70%, 5/24/22	42,000	43,990
Revlon Consumer Products Corp., 6.25%, 8/1/24	38,000	12,635

(Cost $88,495)		97,380

Food — 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, 2/15/23	68,000	69,952
B&G Foods, Inc., 5.25%, 4/1/25	75,000	76,980
Kraft Heinz Foods Co., 3.95%, 7/15/25	125,000	138,683

	Principal Amount	Value
Food (Continued)
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/1/24	$69,000	$71,794
Pilgrim’s Pride Corp., 144A, 5.75%, 3/15/25	100,000	102,105
TreeHouse Foods, Inc., 144A, 6.00%, 2/15/24	31,000	31,646
US Foods, Inc., 144A, 6.25%, 4/15/25	133,000	141,989

(Cost $619,872)		633,149

Healthcare-Services — 4.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	35,000	35,000
CHS/Community Health Systems, Inc. 144A, 8.125%, 6/30/24	125,000	130,625
144A, 6.625%, 2/15/25	100,000	105,350
HCA, Inc. 5.875%, 5/1/23	66,000	72,119
5.375%, 2/1/25	249,000	279,872
5.875%, 2/15/26	100,000	115,720
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/25	100,000	106,000
Molina Healthcare, Inc., 5.375%, 11/15/22	108,000	114,278
Tenet Healthcare Corp. 6.75%, 6/15/23	188,000	203,149
4.625%, 7/15/24	155,000	157,480
144A, 4.625%, 9/1/24	50,000	51,297
5.125%, 5/1/25	115,000	116,294
144A, 4.875%, 1/1/26	200,000	206,986

(Cost $1,617,817)		1,694,170

Pharmaceuticals — 3.4%
Bausch Health Cos., Inc. 144A, 7.00%, 3/15/24	181,000	185,084
144A, 6.125%, 4/15/25	270,000	276,383
Elanco Animal Health, Inc. 4.912%, 8/27/21	42,000	42,656
5.272%, 8/28/23	62,000	66,766
Prestige Brands, Inc., 144A, 6.375%, 3/1/24	60,000	60,956
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	51,000	51,526
2.95%, 12/18/22	85,000	85,355
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21	137,000	137,257
2.80%, 7/21/23	190,000	186,437
6.00%, 4/15/24	100,000	104,983
7.125%, 1/31/25	170,000	184,343

(Cost $1,349,972)		1,381,746

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A, 7.00%, 2/1/24 (a) (Cost $45,872)	50,000	49,432

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Energy — 12.9%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A, 4.25%, 1/31/23 (Cost $41,525)	$41,000	$41,897

Oil & Gas — 8.0%
Antero Resources Corp. 5.625%, 6/1/23 (a)	62,000	62,152
5.00%, 3/1/25	50,000	49,800
Apache Corp., 4.625%, 11/15/25	50,000	51,875
Callon Petroleum Co. 6.25%, 4/15/23 (a)	25,000	23,312
6.125%, 10/1/24	40,000	34,900
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	50,000	50,744
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	125,000	123,359
CITGO Petroleum Corp., 144A, 6.25%, 8/15/22	239,000	239,669
Comstock Resources, Inc., 144A, 7.50%, 5/15/25	50,000	52,219
Continental Resources, Inc. 4.50%, 4/15/23	24,000	24,681
3.80%, 6/1/24	104,000	106,702
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	90,000	91,071
CVR Energy, Inc., 144A, 5.25%, 2/15/25	50,000	49,425
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 6.625%, 7/15/25	50,000	52,632
EQT Corp. 3.00%, 10/1/22 (a)	9,000	9,089
7.625%, 2/1/25	96,000	111,645
Laredo Petroleum, Inc., 9.50%, 1/15/25	55,000	52,353
Leviathan Bond Ltd. 144A,REGS, 5.75%, 6/30/23	50,000	52,975
144A,REGS, 6.125%, 6/30/25	65,000	71,503
MEG Energy Corp., 144A, 6.50%, 1/15/25	50,000	51,625
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	60,000	49,913
Murphy Oil Corp. 6.875%, 8/15/24 (a)	57,000	57,926
5.75%, 8/15/25	40,000	39,704
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	50,000	44,485
Nabors Industries, Inc., 5.75%, 2/1/25	77,000	61,263
Occidental Petroleum Corp. 2.70%, 2/15/23	49,000	47,990
2.90%, 8/15/24	310,000	301,708
3.50%, 6/15/25	160,000	157,501
5.875%, 9/1/25 (a)	100,000	108,650

	Principal Amount	Value
Oil & Gas (Continued)
Ovintiv Exploration, Inc. 5.625%, 7/1/24	$100,000	$109,735
5.375%, 1/1/26	100,000	110,733
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25	90,000	87,851
7.25%, 6/15/25	100,000	69,188
PDC Energy, Inc., 6.125%, 9/15/24	50,000	51,179
QEP Resources, Inc. 5.375%, 10/1/22	46,000	48,033
5.25%, 5/1/23	60,000	63,735
Range Resources Corp. 5.00%, 3/15/23 (a)	64,000	64,440
4.875%, 5/15/25	50,000	49,513
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/25	50,000	52,096
SM Energy Co., 144A, 10.00%, 1/15/25 (a)	34,000	38,314
Southwestern Energy Co., 6.45%, 1/23/25	83,000	87,306
Transocean, Inc. 144A, 7.25%, 11/1/25	35,000	23,625
144A, 7.50%, 1/15/26	50,000	32,000
WPX Energy, Inc., 5.25%, 9/15/24	100,000	111,375

(Cost $2,883,197)		3,229,994

Oil & Gas Services — 0.8%
TechnipFMC PLC, 144A, 6.50%, 2/1/26	100,000	104,577
Weatherford International Ltd. 144A, 8.75%, 9/1/24	50,000	52,656
144A, 11.00%, 12/1/24	174,000	171,338

(Cost $269,657)		328,571

Pipelines — 4.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	54,000	54,540
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.625%, 12/15/25	50,000	53,854
Buckeye Partners LP 4.15%, 7/1/23	100,000	101,576
144A, 4.125%, 3/1/25	40,000	40,975
Cheniere Energy Partners LP, 5.25%, 10/1/25	125,000	128,631
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	50,000	50,402
DCP Midstream Operating LP 3.875%, 3/15/23	73,000	75,372
5.375%, 7/15/25	60,000	64,075
EnLink Midstream Partners LP 4.40%, 4/1/24	50,000	50,438
4.15%, 6/1/25	50,000	49,750

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
EQM Midstream Partners LP 4.75%, 7/15/23	$50,000	$51,640
4.00%, 8/1/24	25,000	25,289
144A, 6.00%, 7/1/25	50,000	52,937
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	40,000	38,887
New Fortress Energy, Inc., 144A, 6.75%, 9/15/25	75,000	77,940
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	175,000	180,806
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	56,000	53,865
NuStar Logistics LP, 5.75%, 10/1/25	100,000	106,650
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	25,000	25,547
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 5.50%, 9/15/24	54,000	54,443
144A, 7.50%, 10/1/25	50,000	53,409
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	81,000	81,235
Western Midstream Operating LP, 4.35%, 2/1/25	150,000	154,020

(Cost $1,528,416)		1,626,281

Financial — 10.3%
Banks — 2.2%
CIT Group, Inc. 5.00%, 8/15/22	220,000	232,417
5.00%, 8/1/23	159,000	173,807
Freedom Mortgage Corp., 144A, 8.125%, 11/15/24	81,000	84,290
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	165,000	179,802
144A, 5.71%, 1/15/26	200,000	225,043

(Cost $845,074)		895,359

Diversified Financial Services — 3.1%
Ally Financial, Inc., 5.75%, 11/20/25	100,000	114,257
LPL Holdings, Inc., 144A, 5.75%, 9/15/25	90,000	92,943
Navient Corp. 6.625%, 7/26/21	52,000	52,877
MTN, 7.25%, 1/25/22	77,000	80,032
6.50%, 6/15/22	54,000	56,167
5.50%, 1/25/23	100,000	103,687
7.25%, 9/25/23	95,000	103,253
MTN, 6.125%, 3/25/24	45,000	47,587
5.875%, 10/25/24	41,000	43,255
6.75%, 6/25/25	50,000	53,860

	Principal Amount	Value
Diversified Financial Services (Continued)
OneMain Finance Corp. 6.125%, 5/15/22	$94,000	$98,348
5.625%, 3/15/23	72,000	76,725
6.125%, 3/15/24	107,000	115,159
6.875%, 3/15/25	103,000	116,365
8.875%, 6/1/25	50,000	55,023
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	55,000	57,544

(Cost $1,197,383)		1,267,082

Insurance — 0.5%
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	25,000	25,639
Genworth Holdings, Inc., 7.625%, 9/24/21 (a)	58,000	57,855
Radian Group, Inc., 6.625%, 3/15/25	100,000	111,782

(Cost $185,308)		195,276

Real Estate — 0.2%
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.875%, 6/1/23	42,000	43,706
144A, 7.625%, 6/15/25	50,000	54,326

(Cost $89,800)		98,032

Real Estate Investment Trusts — 3.8%
Diversified Healthcare Trust, 9.75%, 6/15/25	75,000	84,562
ESH Hospitality, Inc., 144A, 5.25%, 5/1/25	100,000	102,085
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 5.25%, 7/15/24	100,000	103,551
iStar, Inc. 4.75%, 10/1/24	64,000	65,794
4.25%, 8/1/25	50,000	50,101
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 5.25%, 3/15/22	41,000	41,282
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	100,000	108,188
144A, 4.625%, 6/15/25	75,000	79,575
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	50,000	54,304
SBA Communications Corp., 4.875%, 9/1/24	60,000	61,617
Service Properties Trust 5.00%, 8/15/22	150,000	152,435
4.35%, 10/1/24	100,000	99,375
7.50%, 9/15/25	50,000	56,765
Starwood Property Trust, Inc. 5.00%, 12/15/21	55,000	55,928
4.75%, 3/15/25	50,000	51,265

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.125%, 12/15/24	$50,000	$51,474
144A, 7.875%, 2/15/25	187,000	201,781
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, 6.00%, 4/15/23	46,000	46,776
VICI Properties LP / VICI Note Co., Inc., 144A, 3.50%, 2/15/25	50,000	50,781

(Cost $1,448,930)		1,517,639

Venture Capital — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	36,000	36,018
6.75%, 2/1/24	65,000	66,381
4.75%, 9/15/24	85,000	89,490

(Cost $180,751)		191,889

Industrial — 8.5%
Aerospace/Defense — 1.4%
Howmet Aerospace, Inc. 5.87%, 2/23/22	37,000	38,249
5.125%, 10/1/24	104,000	113,219
6.875%, 5/1/25 (a)	100,000	115,870
Spirit AeroSystems, Inc., 144A, 7.50%, 4/15/25	100,000	106,000
TransDigm, Inc., 6.50%, 5/15/25	50,000	51,050
Triumph Group, Inc. 144A, 8.875%, 6/1/24	50,000	55,344
144A, 6.25%, 9/15/24	44,000	44,385
7.75%, 8/15/25 (a)	50,000	49,125

(Cost $517,710)		573,242

Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25 (Cost $136,842)	130,000	140,849

Electronics — 0.3%
Sensata Technologies BV 144A, 4.875%, 10/15/23	57,000	60,848
144A, 5.625%, 11/1/24	48,000	53,070

(Cost $110,822)		113,918

Engineering & Construction — 0.5%
AECOM, 5.875%, 10/15/24	50,000	55,625
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	77,000	77,192
Fluor Corp., 3.50%, 12/15/24 (a)	50,000	50,715

(Cost $168,454)		183,532

Environmental Control — 0.6%
GFL Environmental, Inc., 144A, 4.25%, 6/1/25	100,000	102,708

	Principal Amount	Value
Environmental Control (Continued)
Stericycle, Inc., 144A, 5.375%, 7/15/24	$149,000	$154,215

(Cost $253,863)		256,923

Machinery-Diversified — 0.2%
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 8/1/24	45,000	47,367
Welbilt, Inc., 9.50%, 2/15/24 (a)	35,000	35,897

(Cost $70,502)		83,264

Miscellaneous Manufacturing — 1.5%
Bombardier, Inc. 144A, 8.75%, 12/1/21	50,000	51,917
144A, 5.75%, 3/15/22	47,000	47,752
144A, 6.00%, 10/15/22	142,000	139,611
144A, 6.125%, 1/15/23	66,000	65,356
144A, 7.50%, 12/1/24	100,000	94,000
144A, 7.50%, 3/15/25	125,000	114,492
FXI Holdings, Inc., 144A, 7.875%, 11/1/24	40,000	40,700
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	53,219

(Cost $545,649)		607,047

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 6.00%, 2/15/25	188,000	194,524
Ball Corp. 5.00%, 3/15/22	77,000	79,801
4.00%, 11/15/23	83,000	87,928
5.25%, 7/1/25	90,000	101,419
Berry Global, Inc., 144A, 1.57%, 1/15/26	100,000	100,193
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	83,000	87,461
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	52,000	52,806
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	123,000	123,641
144A, 7.25%, 4/15/25	112,000	110,811
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	58,000	62,459
Sealed Air Corp. 144A, 4.875%, 12/1/22	79,000	82,506
144A, 5.125%, 12/1/24	50,000	54,844
144A, 5.50%, 9/15/25	50,000	55,656

(Cost $1,148,508)		1,194,049

Transportation — 0.4%
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/23	34,000	33,784

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Transportation (Continued)
XPO Logistics, Inc., 144A, 6.75%, 8/15/24	$130,000	$136,662

(Cost $163,507)		170,446

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.75%, 3/15/22	58,000	58,036
144A, 6.50%, 10/1/25	50,000	52,114

(Cost $106,899)		110,150

Technology — 4.8%
Computers — 2.1%
Dell International LLC / EMC Corp., 144A, 5.875%, 6/15/21	56,000	56,070
Dell, Inc., 4.625%, 4/1/21	33,000	33,020
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	33,000	33,701
144A, 9.375%, 7/15/25	50,000	55,969
EMC Corp., 3.375%, 6/1/23	98,000	101,802
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	81,000	26,224
NCR Corp., 144A, 8.125%, 4/15/25	40,000	43,750
Seagate HDD Cayman, 4.75%, 1/1/25	100,000	108,437
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A, 6.75%, 6/1/25	115,000	118,163
Vericast Corp., 144A, 8.375%, 8/15/22	66,000	66,577
Western Digital Corp., 4.75%, 2/15/26	200,000	221,500

(Cost $843,869)		865,213

Office/Business Equipment — 0.8%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	48,000	53,070
4.125%, 5/1/25	50,000	51,675
Xerox Corp., 4.375%, 3/15/23	98,000	102,400
Xerox Holdings Corp., 144A, 5.00%, 8/15/25	100,000	105,750

(Cost $302,777)		312,895

Semiconductors — 0.3%
Microchip Technology, Inc., 144A, 4.25%, 9/1/25 (Cost $118,925)	115,000	120,600

Software — 1.6%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	50,000	54,197
CDK Global, Inc., 5.00%, 10/15/24	42,000	46,515

	Principal Amount	Value
Software (Continued)
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	$110,000	$112,830
PTC, Inc., 144A, 3.625%, 2/15/25	42,000	43,076
Solera LLC / Solera Finance, Inc., 144A, 10.50%, 3/1/24	166,000	172,018
Veritas US, Inc. / Veritas Bermuda Ltd. 144A, 10.50%, 2/1/24 (a)	50,000	50,440
144A, 7.50%, 9/1/25	150,000	155,663

(Cost $606,827)		634,739

Utilities — 1.3%
Electric — 1.0%
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/25	150,000	162,773
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/24	73,000	77,289
Talen Energy Supply LLC 6.50%, 6/1/25	50,000	43,844
144A, 10.50%, 1/15/26	50,000	48,375
TransAlta Corp., 4.50%, 11/15/22	90,000	93,600

(Cost $408,607)		425,881

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	56,000	62,107
5.50%, 5/20/25	50,000	54,987

(Cost $111,000)		117,094

TOTAL CORPORATE BONDS (Cost $35,829,744)		37,985,298

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $1,098,960)	1,098,960	1,098,960

CASH EQUIVALENTS — 7.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $3,035,662)	3,035,662	3,035,662

TOTAL INVESTMENTS — 104.0% (Cost $39,964,366)		$42,119,920
Other assets and liabilities, net — (4.0%)		(1,613,449)

NET ASSETS — 100.0%		$40,506,471

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,815,630	—	(716,670	)(d)	—	—	210	—	1,098,960	1,098,960
CASH EQUIVALENTS — 7.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,670,002	8,657,310	(7,291,650)		—	—	203	—	3,035,662	3,035,662

3,485,632	8,657,310	(8,008,320)		—	—	413	—	4,134,622	4,134,622

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $1,332,296, which is 3.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $286,817.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$37,985,298	$—	$37,985,298
Short-Term Investments (e)	4,134,622	—	—	4,134,622

TOTAL	$4,134,622	$37,985,298	$—	$42,119,920

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.4%
Basic Materials — 4.3%
Chemicals — 1.7%
Ashland LLC, 4.75%, 8/15/22	$2,772,000	$2,881,147
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	4,805,000	4,675,866
Blue Cube Spinco LLC, 10.00%, 10/15/25	1,932,000	2,046,471
CF Industries, Inc., 3.45%, 6/1/23	4,597,000	4,798,119
Chemours Co. 7.00%, 5/15/25 (a)	4,846,000	5,000,490
5.375%, 5/15/27 (a)	3,204,000	3,378,217
144A, 5.75%, 11/15/28	5,370,000	5,514,319
Consolidated Energy Finance SA 144A, 6.875%, 6/15/25	3,372,000	3,437,332
144A, 6.50%, 5/15/26 (a)	2,542,000	2,573,775
Hexion, Inc., 144A, 7.875%, 7/15/27 (a)	2,813,000	2,987,054
INEOS Group Holdings SA, 144A, 5.625%, 8/1/24	2,981,000	3,035,627
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	3,583,000	3,578,521
Methanex Corp. 5.125%, 10/15/27	4,647,000	4,811,736
5.25%, 12/15/29	4,620,000	4,747,050
Nouryon Holding BV, 144A, 8.00%, 10/1/26 (a)	3,978,000	4,240,449
NOVA Chemicals Corp. 144A, 5.25%, 8/1/23	3,314,000	3,304,307
144A, 4.875%, 6/1/24	6,831,000	7,082,893
144A, 5.00%, 5/1/25	3,380,000	3,504,637
144A, 5.25%, 6/1/27	6,835,000	7,134,031
OCI NV 144A, 5.25%, 11/1/24	3,859,000	3,996,477
144A, 4.625%, 10/15/25	2,872,000	2,982,357
Olin Corp. 144A, 9.50%, 6/1/25	3,337,000	4,133,227
5.125%, 9/15/27	4,674,000	4,852,428
5.625%, 8/1/29	4,387,000	4,737,982
5.00%, 2/1/30	3,626,000	3,805,541
SPCM SA, 144A, 4.875%, 9/15/25	3,870,000	3,990,938
TPC Group, Inc., 144A, 10.50%, 8/1/24	6,200,000	5,669,776
Tronox, Inc. 144A, 6.50%, 5/1/25	3,140,000	3,371,575
144A, 6.50%, 4/15/26 (a)	4,281,000	4,426,040
Valvoline, Inc. 144A, 4.25%, 2/15/30	3,679,000	3,794,889
144A, 3.625%, 6/15/31	3,720,000	3,668,850
WR Grace & Co.-Conn, 144A, 4.875%, 6/15/27	4,935,000	5,122,777

(Cost $131,639,263)		133,284,898

	Principal Amount	Value
Forest Products & Paper — 0.1%
Mercer International, Inc., 144A, 5.125%, 2/1/29 (Cost $6,020,776)	$5,917,000	$6,027,944

Iron/Steel — 0.8%
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,423,000	3,740,911
ArcelorMittal SA 3.60%, 7/16/24	4,951,000	5,251,031
4.55%, 3/11/26	5,056,000	5,635,811
4.25%, 7/16/29	3,271,000	3,641,269
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	6,334,000	7,410,780
144A, 6.75%, 3/15/26	5,654,000	6,063,915
5.875%, 6/1/27 (a)	3,725,000	3,807,732
144A, 4.625%, 3/1/29	3,400,000	3,332,850
144A, 4.875%, 3/1/31	3,200,000	3,137,120
United States Steel Corp. 144A, 12.00%, 6/1/25	2,328,000	2,797,558
6.875%, 8/15/25 (a)	4,951,000	4,889,113
6.25%, 3/15/26 (a)	4,072,000	3,918,180
6.875%, 3/1/29	5,000,000	4,909,375

(Cost $56,261,696)		58,535,645

Mining — 1.7%
Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24	4,458,000	4,633,534
144A, 7.00%, 9/30/26	3,852,000	4,051,822
144A, 5.50%, 12/15/27	5,591,000	5,933,449
144A, 6.125%, 5/15/28	2,372,000	2,578,067
Arconic Corp. 144A, 6.00%, 5/15/25	4,829,000	5,139,867
144A, 6.125%, 2/15/28	3,895,000	4,117,813
Constellium SE 144A, 5.75%, 5/15/24	2,742,000	2,789,697
144A, 5.875%, 2/15/26	3,088,000	3,180,254
144A, 3.75%, 4/15/29	3,400,000	3,379,430
FMG Resources August 2006 Pty Ltd. 144A, 4.75%, 5/15/22	4,843,000	4,979,209
144A, 5.125%, 3/15/23	4,018,000	4,238,990
144A, 5.125%, 5/15/24	4,612,000	4,995,373
144A, 4.50%, 9/15/27	3,772,000	4,150,860
Freeport-McMoRan, Inc. 3.55%, 3/1/22	3,966,000	4,034,314
3.875%, 3/15/23	7,008,000	7,321,258
4.55%, 11/14/24	4,366,000	4,816,244
5.00%, 9/1/27	4,600,000	4,924,484
4.125%, 3/1/28	4,589,000	4,827,054
4.375%, 8/1/28	4,277,000	4,557,678
5.25%, 9/1/29	3,945,000	4,390,351
4.25%, 3/1/30	3,786,000	4,113,716
4.625%, 8/1/30	5,544,000	6,135,961
Hudbay Minerals, Inc. 144A, 7.625%, 1/15/25	3,518,000	3,669,256
144A, 6.125%, 4/1/29	3,882,000	4,193,375
Joseph T Ryerson & Son, Inc., 144A, 8.50%, 8/1/28	3,017,000	3,309,272

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Mining (Continued)
Novelis Corp. 144A, 5.875%, 9/30/26	$9,958,000	$10,393,663
144A, 4.75%, 1/30/30	10,562,000	11,027,520

(Cost $130,439,002)		131,882,511

Communications — 18.9%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/28	6,700,000	6,796,982
Lamar Media Corp. 3.75%, 2/15/28	3,804,000	3,858,683
4.00%, 2/15/30	3,763,000	3,845,316
144A, 3.625%, 1/15/31	3,500,000	3,462,830
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	2,648,000	2,811,845
144A, 5.00%, 8/15/27	3,913,000	3,983,199
144A, 4.25%, 1/15/29	3,800,000	3,700,250
144A, 4.625%, 3/15/30	3,191,000	3,163,079
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	6,696,000	7,181,460

(Cost $38,804,114)		38,803,644

Internet — 1.9%
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	4,856,000	4,905,531
144A, 6.125%, 12/1/28 (a)	3,091,000	3,201,071
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	2,971,000	3,123,828
144A, 4.625%, 6/1/28	3,169,000	3,295,934
144A, 4.125%, 8/1/30	3,326,000	3,443,973
Netflix, Inc. 5.75%, 3/1/24	2,641,000	2,969,474
5.875%, 2/15/25	5,281,000	6,049,914
144A, 3.625%, 6/15/25	3,384,000	3,610,305
4.375%, 11/15/26 (a)	6,681,000	7,506,271
4.875%, 4/15/28	10,530,000	11,990,195
5.875%, 11/15/28	12,549,000	15,036,839
6.375%, 5/15/29	4,921,000	6,120,494
144A, 5.375%, 11/15/29	6,355,000	7,516,058
144A, 4.875%, 6/15/30	6,632,000	7,635,090
NortonLifeLock, Inc. 3.95%, 6/15/22	3,200,000	3,288,000
144A, 5.00%, 4/15/25	6,688,000	6,788,320
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	4,956,000	5,324,925
Twitter, Inc., 144A, 3.875%, 12/15/27	4,600,000	4,914,870
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	6,350,000	6,850,316
144A, 8.00%, 11/1/26	10,261,000	11,115,280
144A, 7.50%, 9/15/27	7,793,000	8,518,723
144A, 6.25%, 1/15/28	3,501,000	3,746,945
VeriSign, Inc. 4.625%, 5/1/23	3,887,000	3,918,582
5.25%, 4/1/25	3,301,000	3,695,057

	Principal Amount	Value
Internet (Continued)
4.75%, 7/15/27	$3,928,000	$4,156,315

(Cost $146,779,715)		148,722,310

Media — 9.2%
Altice Financing SA 144A, 7.50%, 5/15/26	17,901,000	18,708,514
144A, 5.00%, 1/15/28	8,043,000	8,093,792
AMC Networks, Inc. 5.00%, 4/1/24	2,682,000	2,718,877
4.75%, 8/1/25 (a)	5,741,000	5,913,230
4.25%, 2/15/29	6,400,000	6,290,880
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	3,238,000	3,272,420
144A, 5.75%, 2/15/26	15,855,000	16,405,961
144A, 5.50%, 5/1/26	8,933,000	9,253,739
144A, 5.125%, 5/1/27	21,754,000	22,789,164
144A, 5.875%, 5/1/27	6,235,000	6,459,460
144A, 5.00%, 2/1/28	16,410,000	17,205,885
144A, 5.375%, 6/1/29	10,416,000	11,237,406
144A, 4.75%, 3/1/30	20,202,000	21,110,080
144A, 4.50%, 8/15/30	17,918,000	18,570,126
144A, 4.25%, 2/1/31	19,852,000	20,124,965
144A, 4.50%, 5/1/32	19,158,000	19,708,792
Cengage Learning, Inc., 144A, 9.50%, 6/15/24	4,084,000	4,061,027
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24	11,990,000	12,507,069
144A, 5.125%, 8/15/27	8,289,000	8,431,985
CSC Holdings LLC 5.875%, 9/15/22	4,607,000	4,855,133
5.25%, 6/1/24	4,607,000	4,966,922
144A, 5.50%, 5/15/26	9,464,000	9,801,155
144A, 5.50%, 4/15/27	8,648,000	9,099,858
144A, 5.375%, 2/1/28	6,862,000	7,271,661
144A, 7.50%, 4/1/28 (a)	6,925,000	7,637,202
144A, 6.50%, 2/1/29	11,420,000	12,613,104
144A, 5.75%, 1/15/30	14,889,000	15,912,693
144A, 4.125%, 12/1/30	7,468,000	7,505,340
144A, 4.625%, 12/1/30	15,413,000	15,372,387
144A, 3.375%, 2/15/31	6,510,000	6,257,737
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	20,439,000	14,480,010
144A, 6.625%, 8/15/27 (a)	11,510,000	5,942,037
DISH DBS Corp. 5.875%, 7/15/22	13,160,000	13,695,612
5.00%, 3/15/23	10,106,000	10,421,812
5.875%, 11/15/24	12,656,000	13,276,714
7.75%, 7/1/26 (a)	13,173,000	14,513,550
7.375%, 7/1/28	6,849,000	7,187,169
EW Scripps Co., 144A, 5.125%, 5/15/25	2,430,000	2,471,006
Gray Television, Inc. 144A, 5.875%, 7/15/26	4,867,000	5,046,471
144A, 7.00%, 5/15/27	4,415,000	4,828,906
144A, 4.75%, 10/15/30	5,397,000	5,378,515

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Media (Continued)
iHeartCommunications, Inc. 6.375%, 5/1/26	$4,760,197	$5,045,690
8.375%, 5/1/27	8,990,557	9,544,645
144A, 5.25%, 8/15/27	5,452,000	5,597,514
144A, 4.75%, 1/15/28	3,775,000	3,861,599
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/27	8,145,000	8,755,875
Meredith Corp., 6.875%, 2/1/26 (a)	8,435,000	8,622,384
Nexstar Broadcasting, Inc. 144A, 5.625%, 7/15/27	12,010,000	12,704,358
144A, 4.75%, 11/1/28	6,489,000	6,639,058
Quebecor Media, Inc., 5.75%, 1/15/23	5,489,000	5,866,369
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	6,216,000	6,309,240
144A, 6.50%, 9/15/28	6,296,000	6,622,605
Scripps Escrow II, Inc. 144A, 3.875%, 1/15/29	3,829,000	3,761,705
144A, 5.375%, 1/15/31 (a)	3,241,000	3,299,743
Sinclair Television Group, Inc. 144A, 5.125%, 2/15/27	2,698,000	2,683,363
144A, 5.50%, 3/1/30 (a)	2,981,000	2,997,843
144A, 4.125%, 12/1/30	5,100,000	4,988,438
Sirius XM Radio, Inc. 144A, 3.875%, 8/1/22	6,554,000	6,594,963
144A, 4.625%, 7/15/24	10,041,000	10,342,230
144A, 5.375%, 7/15/26	7,260,000	7,516,278
144A, 5.00%, 8/1/27	10,313,000	10,753,726
144A, 5.50%, 7/1/29	7,879,000	8,543,791
144A, 4.125%, 7/1/30	10,089,000	10,202,501
TEGNA, Inc. 144A, 4.75%, 3/15/26	3,346,000	3,555,125
144A, 4.625%, 3/15/28	6,763,000	6,948,813
5.00%, 9/15/29	7,133,000	7,442,858
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	6,600,000	7,005,900
Univision Communications, Inc. 144A, 5.125%, 2/15/25	9,670,000	9,697,318
144A, 6.625%, 6/1/27	10,008,000	10,452,105
UPC Holding BV, 144A, 5.50%, 1/15/28	3,522,000	3,629,861
Videotron Ltd. 5.00%, 7/15/22	5,239,000	5,458,383
144A, 5.375%, 6/15/24	3,854,000	4,212,865
144A, 5.125%, 4/15/27	3,900,000	4,080,375
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	6,061,000	6,174,644
Virgin Media Secured Finance PLC 144A, 5.50%, 8/15/26	5,079,000	5,297,397
144A, 5.50%, 5/15/29	9,438,000	10,130,844
144A, 4.50%, 8/15/30	5,871,000	6,008,969
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	4,140,000	4,323,713
144A, 5.125%, 2/28/30	3,371,000	3,518,886

	Principal Amount	Value
Media (Continued)
Ziggo BV 144A, 5.50%, 1/15/27	$12,122,000	$12,617,244
144A, 4.875%, 1/15/30	6,438,000	6,731,734

(Cost $709,086,759)		699,939,318

Telecommunications — 7.3%
Altice France Holding SA 144A, 10.50%, 5/15/27	10,611,000	11,949,843
144A, 6.00%, 2/15/28	8,074,000	7,917,405
Altice France SA 144A, 7.375%, 5/1/26	34,433,000	35,963,547
144A, 8.125%, 2/1/27	11,664,000	12,727,232
144A, 5.50%, 1/15/28	7,139,000	7,291,489
144A, 5.125%, 1/15/29 (a)	3,104,000	3,126,939
Avaya, Inc., 144A, 6.125%, 9/15/28	6,514,000	7,022,906
C&W Senior Financing DAC 144A, 7.50%, 10/15/26	3,398,000	3,602,611
144A, 6.875%, 9/15/27	7,852,000	8,426,177
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	3,843,000	4,001,332
CommScope Technologies LLC 144A, 6.00%, 6/15/25	8,516,000	8,685,383
144A, 5.00%, 3/15/27	4,663,000	4,576,525
CommScope, Inc. 144A, 5.50%, 3/1/24	8,272,000	8,500,431
144A, 6.00%, 3/1/26	9,359,000	9,850,956
144A, 8.25%, 3/1/27	6,883,000	7,270,203
144A, 7.125%, 7/1/28	5,098,000	5,353,257
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	13,698,000	14,220,236
DKT Finance ApS, 144A, 9.375%, 6/17/23	2,758,000	2,866,941
Frontier Communications Corp. 144A, 5.875%, 10/15/27	7,782,000	8,341,331
144A, 5.00%, 5/1/28	10,189,000	10,539,247
144A, 6.75%, 5/1/29	6,676,000	6,988,938
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A, 9.875%, 5/1/24	6,302,000	6,660,741
GTT Communications, Inc., 144A, 7.875%, 12/31/24	3,680,000	713,000
Hughes Satellite Systems Corp. 5.25%, 8/1/26	4,688,000	5,218,330
6.625%, 8/1/26	4,905,000	5,488,205
Level 3 Financing, Inc. 5.375%, 5/1/25	5,236,000	5,381,954
5.25%, 3/15/26	5,324,000	5,483,720
144A, 4.625%, 9/15/27	6,259,000	6,487,422
144A, 4.25%, 7/1/28	8,124,000	8,294,604
144A, 3.625%, 1/15/29	5,203,000	5,134,711
144A, 3.75%, 7/15/29	5,800,000	5,792,750
Lumen Technologies, Inc. Series T, 5.80%, 3/15/22	10,031,000	10,434,748
Series W, 6.75%, 12/1/23	5,087,000	5,650,309
Series Y, 7.50%, 4/1/24	6,806,000	7,648,242
5.625%, 4/1/25	3,697,000	3,967,158

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
144A, 5.125%, 12/15/26	$8,015,000	$8,371,507
144A, 4.00%, 2/15/27	7,796,000	7,985,911
144A, 4.50%, 1/15/29	7,204,000	7,208,502
Nokia OYJ 3.375%, 6/12/22	3,814,000	3,928,039
4.375%, 6/12/27	3,095,000	3,356,141
Sprint Communications, Inc., 6.00%, 11/15/22	14,440,000	15,452,388
Sprint Corp. 7.875%, 9/15/23	28,445,000	32,605,081
7.125%, 6/15/24	16,503,000	19,023,173
7.625%, 2/15/25	9,578,000	11,409,793
7.625%, 3/1/26	10,035,000	12,327,847
Telecom Italia SpA, 144A, 5.303%, 5/30/24	9,849,000	10,678,237
T-Mobile USA, Inc. 4.00%, 4/15/22	4,631,000	4,806,052
6.00%, 3/1/23	5,811,000	5,848,481
6.00%, 4/15/24	8,811,000	8,877,083
5.125%, 4/15/25	4,083,000	4,172,724
6.50%, 1/15/26	11,370,000	11,739,525
4.50%, 2/1/26	6,755,000	6,912,020
2.25%, 2/15/26	6,600,000	6,582,840
5.375%, 4/15/27	3,921,000	4,158,711
4.75%, 2/1/28	9,640,000	10,207,068
2.625%, 2/15/29	6,350,000	6,223,000
2.875%, 2/15/31 (a)	6,630,000	6,513,975
VEON Holdings BV 144A, 7.504%, 3/1/22	2,885,000	3,083,531
144A, 5.95%, 2/13/23	3,473,000	3,765,895
144A, 7.25%, 4/26/23 (a)	4,573,000	5,031,443
144A, 4.95%, 6/16/24	3,371,000	3,646,579
144A, 4.00%, 4/9/25	6,916,000	7,316,194
144A, 3.375%, 11/25/27	8,014,000	8,176,684
ViaSat, Inc. 144A, 5.625%, 9/15/25	5,103,000	5,211,439
144A, 5.625%, 4/15/27	3,326,000	3,490,221
144A, 6.50%, 7/15/28 (a)	2,855,000	3,053,265
Vmed O2 UK Financing I PLC, 144A, 4.25%, 1/31/31	9,124,000	8,941,520
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	9,168,000	9,402,930
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	9,526,000	9,497,755
144A, 6.125%, 3/1/28 (a)	7,342,000	7,582,964

(Cost $557,793,297)		558,167,341

Consumer, Cyclical — 20.6%
Airlines — 0.9%
American Airlines Group, Inc. 144A, 5.00%, 6/1/22	5,155,000	4,974,575
144A, 3.75%, 3/1/25 (a)	3,239,000	2,759,045
American Airlines, Inc., 144A, 11.75%, 7/15/25	16,503,000	19,659,199
Delta Air Lines, Inc. 3.625%, 3/15/22	6,257,000	6,354,522

	Principal Amount	Value
Airlines (Continued)
3.80%, 4/19/23	$3,438,000	$3,524,916
2.90%, 10/28/24	5,904,000	5,890,978
7.375%, 1/15/26	8,313,000	9,700,101
4.375%, 4/19/28	3,410,000	3,530,831
3.75%, 10/28/29	3,961,000	3,936,745
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	7,900,000	8,339,477
United Airlines Holdings, Inc., 4.25%, 10/1/22	2,842,000	2,881,077

(Cost $64,805,328)		71,551,466

Apparel — 0.5%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	5,704,000	5,985,635
144A, 5.375%, 5/15/25	5,347,000	5,667,820
144A, 4.875%, 5/15/26	5,727,000	6,176,398
Levi Strauss & Co. 5.00%, 5/1/25	6,435,000	6,591,853
144A, 3.50%, 3/1/31	3,200,000	3,232,480
Michael Kors USA, Inc., 144A, 4.50%, 11/1/24 (a)	2,910,000	3,069,686
Under Armour, Inc., 3.25%, 6/15/26 (a)	3,968,000	4,055,633
William Carter Co. 144A, 5.50%, 5/15/25	3,306,000	3,494,029
144A, 5.625%, 3/15/27	3,428,000	3,616,540

(Cost $41,214,705)		41,890,074

Auto Manufacturers — 4.2%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	2,817,000	2,915,595
144A, 5.875%, 6/1/29	3,130,000	3,384,672
144A, 3.75%, 1/30/31	6,875,000	6,587,109
Ford Motor Co. 8.50%, 4/21/23	23,956,000	26,830,720
9.00%, 4/22/25	22,447,000	27,278,605
4.346%, 12/8/26	9,290,000	9,914,102
9.625%, 4/22/30	6,815,000	9,652,119
Ford Motor Credit Co. LLC 3.339%, 3/28/22	4,932,000	4,998,335
2.979%, 8/3/22	6,036,000	6,104,569
4.25%, 9/20/22	6,142,000	6,336,333
MTN, 3.55%, 10/7/22	4,125,000	4,228,661
3.35%, 11/1/22	9,045,000	9,181,670
3.087%, 1/9/23	10,291,000	10,461,573
4.14%, 2/15/23	6,262,000	6,457,688
3.096%, 5/4/23	6,561,000	6,661,252
4.375%, 8/6/23	5,729,000	6,007,659
3.37%, 11/17/23	6,536,000	6,722,603
3.81%, 1/9/24	4,961,000	5,116,031
5.584%, 3/18/24	10,522,000	11,364,812
3.664%, 9/8/24	4,383,000	4,520,648
4.063%, 11/1/24	9,883,000	10,401,858
4.687%, 6/9/25	5,414,000	5,776,061
5.125%, 6/16/25	11,995,000	12,974,991
4.134%, 8/4/25	8,819,000	9,298,533

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
3.375%, 11/13/25	$12,212,000	$12,427,053
GMTN, 4.389%, 1/8/26	8,859,000	9,366,975
4.542%, 8/1/26	4,974,000	5,315,963
4.271%, 1/9/27	6,055,000	6,414,516
4.125%, 8/17/27	9,093,000	9,581,749
3.815%, 11/2/27	4,697,000	4,858,459
2.90%, 2/16/28	4,000,000	3,965,000
5.113%, 5/3/29	9,812,000	10,756,405
4.00%, 11/13/30	10,978,000	11,238,728
Jaguar Land Rover Automotive PLC 144A, 5.625%, 2/1/23	3,393,000	3,376,035
144A, 7.75%, 10/15/25	4,853,000	5,250,339
144A, 4.50%, 10/1/27	3,124,000	3,015,925
144A, 5.875%, 1/15/28	4,278,000	4,372,116
Navistar International Corp. 144A, 9.50%, 5/1/25	4,485,000	5,026,003
144A, 6.625%, 11/1/25	3,868,000	4,017,885
Tesla, Inc., 144A, 5.30%, 8/15/25	12,143,000	12,652,399

(Cost $314,768,785)		324,811,749

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26 (a)	5,544,000	5,606,370
Adient US LLC 144A, 9.00%, 4/15/25	3,516,000	3,898,365
144A, 7.00%, 5/15/26	5,052,000	5,446,056
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	4,482,000	4,622,511
6.25%, 3/15/26	3,304,000	3,378,307
6.50%, 4/1/27 (a)	3,280,000	3,428,879
6.875%, 7/1/28 (a)	2,371,000	2,513,260
Clarios Global LP, 144A, 6.75%, 5/15/25	3,584,000	3,853,087
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26 (a)	6,164,000	6,567,249
144A, 8.50%, 5/15/27	13,122,000	14,180,289
Dana, Inc. 5.50%, 12/15/24	2,710,000	2,762,506
5.375%, 11/15/27	2,814,000	2,945,906
5.625%, 6/15/28	2,397,000	2,547,735
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	6,067,000	6,112,503
9.50%, 5/31/25	6,045,000	6,800,021
5.00%, 5/31/26	6,027,000	6,167,489
4.875%, 3/15/27	4,302,000	4,503,656
Tenneco, Inc. 5.00%, 7/15/26 (a)	3,235,000	3,045,995
144A, 7.875%, 1/15/29	3,239,000	3,636,685
ZF North America Capital, Inc. 144A, 4.50%, 4/29/22	5,118,000	5,258,745
144A, 4.75%, 4/29/25	6,515,000	7,044,344

(Cost $102,528,001)		104,319,958

	Principal Amount	Value
Distribution/Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc. 144A, 5.875%, 5/15/26	$3,978,000	$4,118,841
144A, 4.00%, 1/15/28	4,706,000	4,761,013
Avient Corp. 5.25%, 3/15/23	3,387,000	3,651,575
144A, 5.75%, 5/15/25	4,317,000	4,582,280
Core & Main LP, 144A, 6.125%, 8/15/25	4,294,000	4,399,096
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	8,381,000	8,072,998
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	6,954,000	7,323,466
Wolverine Escrow LLC 144A, 8.50%, 11/15/24	4,383,000	4,292,601
144A, 9.00%, 11/15/26	5,949,000	5,863,483
144A, 13.125%, 11/15/27	3,468,000	2,886,070

(Cost $49,667,952)		49,951,423

Entertainment — 3.0%
AMC Entertainment Holdings, Inc., 144A, 10.50%, 4/15/25 (a)	3,074,000	3,240,227
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	2,716,000	2,778,807
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	22,236,000	23,570,160
144A, 8.125%, 7/1/27	11,940,000	13,037,704
Caesars Resort Collection LLC / CRC Finco, Inc. 144A, 5.75%, 7/1/25	7,249,000	7,620,511
144A, 5.25%, 10/15/25	10,910,000	10,844,485
Cedar Fair LP, 5.25%, 7/15/29	3,478,000	3,492,573
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	6,581,000	6,905,937
5.375%, 4/15/27	3,048,000	3,121,152
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	4,187,000	4,372,128
144A, 4.75%, 1/15/28	3,225,000	3,355,242
Cinemark USA, Inc. 5.125%, 12/15/22	2,876,000	2,856,227
4.875%, 6/1/23	4,903,000	4,861,741
Cirsa Finance International SARL, 144A, 7.875%, 12/20/23 (a)	3,249,000	3,287,582
International Game Technology PLC 144A, 6.50%, 2/15/25	7,256,000	8,036,020
144A, 6.25%, 1/15/27	4,976,000	5,644,650
144A, 5.25%, 1/15/29	5,048,000	5,352,672
Lions Gate Capital Holdings LLC 144A, 6.375%, 2/1/24	3,634,000	3,718,345
144A, 5.875%, 11/1/24	3,646,000	3,723,824
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	4,064,000	4,116,344
144A, 6.50%, 5/15/27	7,886,000	8,714,661
144A, 4.75%, 10/15/27	6,211,000	6,284,072
144A, 3.75%, 1/15/28	3,450,000	3,464,059

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
Mohegan Gaming & Entertainment 144A, 7.875%, 10/15/24 (a)	$3,406,000	$3,565,656
144A, 8.00%, 2/1/26	7,800,000	7,703,514
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	3,984,000	4,295,270
144A, 5.00%, 10/15/25	7,824,000	8,046,051
144A, 8.25%, 3/15/26	7,662,000	8,135,014
144A, 7.00%, 5/15/28	4,612,000	4,895,131
144A, 7.25%, 11/15/29	3,301,000	3,595,416
Six Flags Entertainment Corp. 144A, 4.875%, 7/31/24	6,259,000	6,274,335
144A, 5.50%, 4/15/27 (a)	3,249,000	3,321,737
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	4,487,000	4,845,534
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A, 7.00%, 7/15/26	6,552,000	6,895,980
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	4,021,000	4,299,052
WMG Acquisition Corp. 144A, 3.875%, 7/15/30	3,484,000	3,584,287
144A, 3.00%, 2/15/31	5,142,000	4,955,603
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25 (a)	4,375,000	4,753,066
144A, 5.125%, 10/1/29	4,924,000	5,188,665

(Cost $223,576,418)		226,753,434

Food Service — 0.3%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	3,811,000	3,902,464
144A, 6.375%, 5/1/25	10,306,000	10,898,595
4.75%, 6/1/26	3,407,000	3,463,215
144A, 5.00%, 2/1/28 (a)	7,415,000	7,609,644

(Cost $25,907,598)		25,873,918

Home Builders — 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 144A, 6.25%, 9/15/27	4,026,000	4,249,946
144A, 4.875%, 2/15/30	3,367,000	3,410,367
Mattamy Group Corp. 144A, 5.25%, 12/15/27	3,569,000	3,758,603
144A, 4.625%, 3/1/30	3,819,000	3,973,555
Meritage Homes Corp., 6.00%, 6/1/25	2,606,000	2,933,379
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	3,535,000	3,949,585
144A, 5.75%, 1/15/28	2,938,000	3,285,051
144A, 5.125%, 8/1/30	3,084,000	3,316,611
Toll Brothers Finance Corp. 4.375%, 4/15/23	2,469,000	2,618,374
4.875%, 3/15/27	3,209,000	3,677,707
4.35%, 2/15/28	2,639,000	2,938,685
3.80%, 11/1/29	2,525,000	2,752,250
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	3,269,000	3,365,027

(Cost $43,531,431)		44,229,140

	Principal Amount	Value
Housewares — 0.4%
Newell Brands, Inc. 4.35%, 4/1/23	$7,004,000	$7,371,710
4.875%, 6/1/25	3,778,000	4,159,389
4.70%, 4/1/26	12,730,000	14,130,300
Scotts Miracle-Gro Co., 4.50%, 10/15/29	2,568,000	2,731,081

(Cost $27,733,200)		28,392,480

Leisure Time — 2.1%
Carnival Corp. 144A, 11.50%, 4/1/23	25,065,000	28,610,570
144A, 10.50%, 2/1/26 (a)	5,952,000	6,926,640
144A, 7.625%, 3/1/26 (a)	9,647,000	10,153,467
144A, 5.75%, 3/1/27	22,500,000	22,865,625
144A, 9.875%, 8/1/27	6,708,000	7,723,122
Life Time, Inc. 144A, 5.75%, 1/15/26	6,085,000	6,199,094
144A, 8.00%, 4/15/26	3,100,000	3,146,500
NCL Corp. Ltd. 144A, 12.25%, 5/15/24	4,418,000	5,257,420
144A, 3.625%, 12/15/24	3,819,000	3,576,780
144A, 10.25%, 2/1/26	4,865,000	5,667,725
144A, 5.875%, 3/15/26	5,603,000	5,643,342
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	4,335,000	4,425,081
144A, 10.875%, 6/1/23	6,895,000	7,823,756
144A, 9.125%, 6/15/23	6,724,000	7,387,995
144A, 11.50%, 6/1/25	14,844,000	17,386,035
3.70%, 3/15/28 (a)	3,296,000	3,129,140
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	4,712,000	5,556,084
144A, 5.875%, 9/15/27	5,443,000	5,250,182

(Cost $151,118,162)		156,728,558

Lodging — 2.4%
Boyd Gaming Corp. 144A, 8.625%, 6/1/25	4,022,000	4,429,227
6.375%, 4/1/26	4,475,000	4,629,477
6.00%, 8/15/26	4,551,000	4,724,530
4.75%, 12/1/27	6,600,000	6,725,565
Diamond Resorts International, Inc. 144A, 7.75%, 9/1/23	3,433,000	3,529,519
144A, 10.75%, 9/1/24	3,594,000	3,696,788
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	4,087,000	4,302,589
144A, 5.75%, 5/1/28	3,284,000	3,563,156
144A, 3.75%, 5/1/29	5,165,000	5,264,039
4.875%, 1/15/30	6,654,000	7,169,585
144A, 4.00%, 5/1/31	7,335,000	7,449,609
144A, 3.625%, 2/15/32	10,000,000	9,878,300
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	3,103,000	3,232,938
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	3,244,000	3,454,860
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	6,500,000	6,685,250
144A, 5.25%, 4/26/26	3,256,000	3,422,870

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
144A, 5.625%, 7/17/27	$3,877,000	$4,085,389
144A, 5.75%, 7/21/28	5,411,000	5,802,621
144A, 5.375%, 12/4/29 (a)	7,660,000	8,119,830
MGM Resorts International 7.75%, 3/15/22	6,371,000	6,741,314
6.00%, 3/15/23	8,131,000	8,679,843
6.75%, 5/1/25	5,099,000	5,467,173
5.75%, 6/15/25	4,817,000	5,313,277
4.625%, 9/1/26	2,650,000	2,784,156
5.50%, 4/15/27	4,739,000	5,147,052
4.75%, 10/15/28	4,924,000	5,134,156
Station Casinos LLC, 144A, 4.50%, 2/15/28	4,316,000	4,307,908
Travel + Leisure Co. 4.25%, 3/1/22	4,143,000	4,203,074
3.90%, 3/1/23	2,154,000	2,201,119
144A, 6.625%, 7/31/26	4,547,000	5,138,337
6.00%, 4/1/27	2,532,000	2,824,763
Wyndham Hotels & Resorts, Inc. 144A, 5.375%, 4/15/26	3,204,000	3,282,098
144A, 4.375%, 8/15/28	3,460,000	3,540,393
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	3,109,000	3,145,919
144A, 5.50%, 3/1/25	11,730,000	12,448,463
144A, 5.25%, 5/15/27	5,941,000	6,320,333

(Cost $184,006,917)		186,845,520

Retail — 3.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 4.25%, 5/15/24	4,721,000	4,772,931
144A, 5.75%, 4/15/25	3,721,000	3,973,358
144A, 3.875%, 1/15/28	4,568,000	4,643,829
144A, 4.375%, 1/15/28	4,885,000	4,966,531
144A, 3.50%, 2/15/29	5,217,000	5,122,442
144A, 4.00%, 10/15/30	19,134,000	18,685,308
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/25	8,440,000	8,514,441
Carvana Co. 144A, 5.625%, 10/1/25	3,556,000	3,711,575
144A, 5.875%, 10/1/28	3,733,000	3,918,717
eG Global Finance PLC 144A, 6.75%, 2/7/25	5,109,000	5,256,395
144A, 8.50%, 10/30/25	4,119,000	4,372,524
Ferrellgas LP / Ferrellgas Finance Corp. 6.75%, 6/15/23 (a)	3,172,000	3,177,947
144A, 10.00%, 4/15/25	4,535,000	5,039,519
Gap, Inc. 144A, 8.375%, 5/15/23 (a)	3,709,000	4,247,213
144A, 8.625%, 5/15/25 (a)	4,958,000	5,535,409
144A, 8.875%, 5/15/27 (a)	6,475,000	7,591,484
Golden Nugget, Inc. 144A, 6.75%, 10/15/24	8,636,000	8,792,571
144A, 8.75%, 10/1/25 (a)	4,074,000	4,341,865
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	3,770,000	3,812,412

	Principal Amount	Value
Retail (Continued)
IRB Holding Corp. 144A, 7.00%, 6/15/25	$4,889,000	$5,313,243
144A, 6.75%, 2/15/26	3,189,000	3,288,656
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 5.25%, 6/1/26	6,478,000	6,708,779
144A, 4.75%, 6/1/27	4,971,000	5,213,336
L Brands, Inc. 144A, 6.875%, 7/1/25	5,168,000	5,653,844
144A, 9.375%, 7/1/25	3,437,000	4,257,584
5.25%, 2/1/28	3,261,000	3,495,384
7.50%, 6/15/29	3,495,000	3,955,257
144A, 6.625%, 10/1/30	6,431,000	7,230,856
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	3,009,000	3,165,092
144A, 4.375%, 1/15/31	3,300,000	3,471,187
Macy’s Retail Holdings LLC 2.875%, 2/15/23	4,128,000	4,108,268
3.625%, 6/1/24 (a)	3,301,000	3,280,369
Macy’s, Inc., 144A, 8.375%, 6/15/25	8,876,000	9,820,761
Michaels Stores, Inc., 144A, 8.00%, 7/15/27 (a)	3,416,000	3,652,353
Murphy Oil USA, Inc. 4.75%, 9/15/29	3,628,000	3,899,429
144A, 3.75%, 2/15/31	3,000,000	3,001,875
Nordstrom, Inc., 4.375%, 4/1/30 (a)	3,301,000	3,213,941
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	4,900,000	5,007,187
Penske Automotive Group, Inc. 3.50%, 9/1/25	3,636,000	3,704,175
5.50%, 5/15/26	3,584,000	3,698,240
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	8,000,000	8,297,600
144A, 7.75%, 2/15/29	7,500,000	8,054,250
QVC, Inc. 4.375%, 3/15/23	5,332,000	5,597,534
4.85%, 4/1/24	3,798,000	4,087,597
4.45%, 2/15/25	3,542,000	3,772,230
4.75%, 2/15/27	3,935,000	4,156,363
4.375%, 9/1/28	3,334,000	3,431,936
Rite Aid Corp. 144A, 7.50%, 7/1/25	4,143,000	4,347,312
144A, 8.00%, 11/15/26	5,611,000	5,916,098
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	4,479,000	4,586,496
Staples, Inc. 144A, 7.50%, 4/15/26	13,311,000	13,360,251
144A, 10.75%, 4/15/27	6,606,000	6,316,987
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	4,047,000	4,120,311
Yum! Brands, Inc. 144A, 7.75%, 4/1/25	4,367,000	4,781,865
144A, 4.75%, 1/15/30	5,684,000	5,939,212

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Retail (Continued)
3.625%, 3/15/31	$6,745,000	$6,492,063

(Cost $293,092,257)		298,874,392

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 144A, 6.75%, 12/31/25	9,648,000	10,144,872
144A, 5.875%, 12/15/27	4,186,000	4,564,833

(Cost $14,663,166)		14,709,705

Consumer, Non-cyclical — 17.7%
Agriculture — 0.3%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	3,126,000	3,295,976
JBS Investments II GmbH 144A, 7.00%, 1/15/26	6,481,000	6,881,267
144A, 5.75%, 1/15/28	4,036,000	4,247,930
Vector Group Ltd. 144A, 10.50%, 11/1/26	3,835,000	4,148,991
144A, 5.75%, 2/1/29	5,800,000	6,021,125

(Cost $24,504,567)		24,595,289

Commercial Services — 3.2%
ADT Security Corp. 3.50%, 7/15/22	6,661,000	6,723,447
4.125%, 6/15/23	4,544,000	4,743,145
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	13,185,000	13,976,100
144A, 9.75%, 7/15/27	6,921,000	7,649,643
APX Group, Inc. 7.875%, 12/1/22	4,620,000	4,640,212
7.625%, 9/1/23 (a)	2,573,000	2,679,972
144A, 6.75%, 2/15/27	3,948,000	4,209,555
ASGN, Inc., 144A, 4.625%, 5/15/28	3,743,000	3,908,403
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 10.50%, 5/15/25	3,500,000	4,183,550
144A, 5.75%, 7/15/27 (a)	2,483,000	2,571,457
Brink’s Co. 144A, 5.50%, 7/15/25	2,603,000	2,744,538
144A, 4.625%, 10/15/27	3,961,000	4,089,396
Garda World Security Corp. 144A, 4.625%, 2/15/27	3,774,000	3,755,130
144A, 9.50%, 11/1/27 (a)	4,023,000	4,351,639
Gartner, Inc. 144A, 4.50%, 7/1/28	5,052,000	5,310,915
144A, 3.75%, 10/1/30	5,510,000	5,585,762
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	7,567,000	7,978,456
Jaguar Holding Co. II / PPD Development LP 144A, 4.625%, 6/15/25	3,283,000	3,427,879
144A, 5.00%, 6/15/28	4,592,000	4,850,300
Modulaire Global Finance PLC, 144A, 8.00%, 2/15/23	3,339,000	3,399,486
MPH Acquisition Holdings LLC, 144A, 5.75%, 11/1/28 (a)	8,580,000	8,526,375

	Principal Amount	Value
Commercial Services (Continued)
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	$3,225,000	$3,311,269
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.00%, 4/15/22	4,263,000	4,276,130
144A, 5.625%, 10/1/28	6,666,000	7,061,794
144A, 5.875%, 10/1/30	5,071,000	5,492,527
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	4,877,000	5,206,197
144A, 5.75%, 4/15/26	8,897,000	9,597,639
144A, 3.375%, 8/31/27	6,690,000	6,530,310
144A, 6.25%, 1/15/28	8,563,000	8,882,742
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	4,702,000	5,583,625
144A, 7.375%, 9/1/25	6,364,000	6,850,846
Service Corp. International 4.625%, 12/15/27	3,904,000	4,127,992
5.125%, 6/1/29	4,815,000	5,211,371
3.375%, 8/15/30	5,487,000	5,390,977
Team Health Holdings, Inc., 144A, 6.375%, 2/1/25 (a)	4,780,000	4,328,888
United Rentals North America, Inc. 5.875%, 9/15/26	6,757,000	7,094,850
5.50%, 5/15/27	6,616,000	7,008,825
3.875%, 11/15/27	4,930,000	5,145,688
4.875%, 1/15/28	10,947,000	11,622,649
5.25%, 1/15/30	4,926,000	5,427,836
4.00%, 7/15/30	5,005,000	5,197,442
3.875%, 2/15/31	7,440,000	7,622,280
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	7,489,000	8,059,325

(Cost $247,123,464)		248,336,562

Cosmetics/Personal Care — 0.2%
Avon Products, Inc., 7.00%, 3/15/23 (a)	3,288,000	3,526,380
Coty, Inc., 144A, 6.50%, 4/15/26	3,642,000	3,596,839
Edgewell Personal Care Co. 4.70%, 5/24/22	3,759,000	3,937,121
144A, 5.50%, 6/1/28	4,682,000	4,976,006
Revlon Consumer Products Corp., 6.25%, 8/1/24	2,744,000	912,380

(Cost $17,091,712)		16,948,726

Food — 3.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	4,864,000	5,003,645
144A, 3.25%, 3/15/26	5,061,000	5,013,173
144A, 7.50%, 3/15/26	4,631,000	5,075,483
144A, 4.625%, 1/15/27	8,463,000	8,773,677
144A, 5.875%, 2/15/28	4,614,000	4,921,708
144A, 3.50%, 3/15/29	8,870,000	8,532,940
144A, 4.875%, 2/15/30	6,724,000	6,961,223
B&G Foods, Inc. 5.25%, 4/1/25	5,713,000	5,863,823

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Food (Continued)
5.25%, 9/15/27	$3,778,000	$3,967,693
JBS USA LUX SA / JBS USA Finance, Inc., 144A, 6.75%, 2/15/28	5,925,000	6,509,975
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A, 6.50%, 4/15/29	9,161,000	10,319,683
144A, 5.50%, 1/15/30	8,206,000	9,200,977
Kraft Heinz Foods Co. 3.50%, 6/6/22	4,200,000	4,348,620
4.00%, 6/15/23	2,930,000	3,131,363
3.95%, 7/15/25	10,966,000	12,166,363
3.00%, 6/1/26	13,117,000	13,992,187
3.875%, 5/15/27	10,119,000	11,006,371
4.625%, 1/30/29	7,183,000	8,290,044
3.75%, 4/1/30	6,035,000	6,619,542
4.25%, 3/1/31	8,655,000	9,681,949
Lamb Weston Holdings, Inc. 144A, 4.625%, 11/1/24	5,806,000	6,041,143
144A, 4.875%, 11/1/26	5,320,000	5,522,825
144A, 4.875%, 5/15/28	3,323,000	3,628,301
Pilgrim’s Pride Corp. 144A, 5.75%, 3/15/25	7,021,000	7,168,792
144A, 5.875%, 9/30/27	6,289,000	6,755,015
Post Holdings, Inc. 144A, 5.00%, 8/15/26	10,903,000	11,383,005
144A, 5.75%, 3/1/27	9,021,000	9,463,254
144A, 5.625%, 1/15/28	6,188,000	6,507,301
144A, 5.50%, 12/15/29	4,489,000	4,811,422
144A, 4.625%, 4/15/30	11,184,000	11,365,740
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	2,964,000	3,039,034
TreeHouse Foods, Inc. 144A, 6.00%, 2/15/24	3,553,000	3,627,027
4.00%, 9/1/28	3,217,000	3,312,143
US Foods, Inc. 144A, 6.25%, 4/15/25	7,001,000	7,474,163
144A, 4.75%, 2/15/29	6,000,000	6,112,500

(Cost $244,713,523)		245,592,104

Healthcare-Products — 0.4%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	10,037,000	10,476,319
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/27	2,656,000	2,775,520
Hologic, Inc. 144A, 4.625%, 2/1/28	2,644,000	2,804,821
144A, 3.25%, 2/15/29	6,318,000	6,317,621
Teleflex, Inc. 4.875%, 6/1/26	2,641,000	2,729,632
4.625%, 11/15/27	3,305,000	3,490,295
144A, 4.25%, 6/1/28	3,409,000	3,528,315

(Cost $32,341,855)		32,122,523

Healthcare-Services — 6.8%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	3,840,000	3,840,000
144A, 5.50%, 7/1/28	2,914,000	3,079,734

	Principal Amount	Value
Healthcare-Services (Continued)
144A, 5.00%, 4/15/29	$3,307,000	$3,447,547
AHP Health Partners, Inc., 144A, 9.75%, 7/15/26	2,878,000	3,154,461
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	3,287,000	3,444,579
144A, 3.125%, 2/15/29	3,700,000	3,660,151
Centene Corp. 144A, 5.375%, 6/1/26	11,317,000	11,854,557
144A, 5.375%, 8/15/26	5,594,000	5,901,670
4.25%, 12/15/27	16,334,000	16,994,547
4.625%, 12/15/29	23,494,000	25,330,056
3.375%, 2/15/30	13,287,000	13,685,610
3.00%, 10/15/30	14,587,000	14,834,250
2.50%, 3/1/31	14,200,000	13,792,034
Charles River Laboratories International, Inc. 144A, 5.50%, 4/1/26	3,378,000	3,527,899
144A, 4.25%, 5/1/28	3,210,000	3,355,862
CHS/Community Health Systems, Inc. 144A, 8.125%, 6/30/24	9,035,000	9,441,575
144A, 6.625%, 2/15/25	9,951,000	10,483,396
144A, 8.00%, 3/15/26	14,361,000	15,380,631
144A, 5.625%, 3/15/27	12,972,000	13,678,137
144A, 8.00%, 12/15/27	4,462,000	4,899,834
144A, 6.875%, 4/1/28	5,096,000	4,576,845
144A, 6.00%, 1/15/29	5,451,000	5,784,874
144A, 6.875%, 4/15/29	11,800,000	12,139,250
144A, 4.75%, 2/15/31	7,200,000	7,098,840
DaVita, Inc. 144A, 4.625%, 6/1/30	11,543,000	11,737,788
144A, 3.75%, 2/15/31	9,950,000	9,525,682
Encompass Health Corp. 4.50%, 2/1/28	5,460,000	5,685,498
4.75%, 2/1/30	4,978,000	5,274,490
4.625%, 4/1/31	2,863,000	3,044,799
Envision Healthcare Corp., 144A, 8.75%, 10/15/26 (a)	6,622,000	4,758,304
HCA, Inc. 5.875%, 5/1/23	8,848,000	9,668,254
5.375%, 2/1/25	17,830,000	20,040,653
5.875%, 2/15/26	9,645,000	11,161,194
5.375%, 9/1/26	6,036,000	6,900,455
5.625%, 9/1/28	9,630,000	11,224,295
5.875%, 2/1/29	6,790,000	8,015,968
3.50%, 9/1/30 (a)	18,177,000	18,812,578
IQVIA, Inc. 144A, 5.00%, 10/15/26	6,641,000	6,883,396
144A, 5.00%, 5/15/27	7,424,000	7,781,948
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	4,043,000	4,285,580
144A, 4.375%, 2/15/27	3,761,000	3,748,137
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	3,301,000	3,321,730
MEDNAX, Inc., 144A, 6.25%, 1/15/27	6,616,000	6,996,288
Molina Healthcare, Inc. 5.375%, 11/15/22	3,883,000	4,108,699

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
144A, 4.375%, 6/15/28	$5,673,000	$5,891,410
144A, 3.875%, 11/15/30	4,242,000	4,432,423
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	4,695,000	5,135,720
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	9,946,000	10,737,652
Select Medical Corp., 144A, 6.25%, 8/15/26	8,275,000	8,866,994
Surgery Center Holdings, Inc., 144A, 10.00%, 4/15/27 (a)	3,554,000	3,960,560
Tenet Healthcare Corp. 6.75%, 6/15/23	12,513,000	13,521,298
4.625%, 7/15/24	12,340,000	12,537,440
144A, 4.625%, 9/1/24	3,844,000	3,943,713
144A, 7.50%, 4/1/25	4,721,000	5,140,768
5.125%, 5/1/25	9,532,000	9,639,235
144A, 4.875%, 1/1/26	13,863,000	14,347,235
144A, 6.25%, 2/1/27	9,613,000	10,128,209
144A, 5.125%, 11/1/27	9,905,000	10,407,283
144A, 4.625%, 6/15/28	4,186,000	4,346,156
144A, 6.125%, 10/1/28	16,396,000	17,256,134

(Cost $511,628,035)		516,654,305

Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 144A, 5.00%, 12/31/26 (a)	3,286,000	3,385,336
144A, 7.00%, 12/31/27	3,394,000	3,363,454
Spectrum Brands, Inc., 5.75%, 7/15/25	6,830,000	7,043,437

(Cost $13,980,403)		13,792,227

Pharmaceuticals — 3.4%
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	11,152,000	12,359,762
144A, 8.50%, 1/31/27	10,681,000	11,830,970
Bausch Health Cos., Inc. 144A, 7.00%, 3/15/24	12,406,000	12,685,910
144A, 6.125%, 4/15/25	20,949,000	21,444,234
144A, 5.50%, 11/1/25	11,190,000	11,527,938
144A, 9.00%, 12/15/25	10,595,000	11,542,458
144A, 5.75%, 8/15/27	3,166,000	3,417,301
144A, 7.00%, 1/15/28	5,783,000	6,264,782
144A, 5.00%, 1/30/28	7,424,000	7,581,760
144A, 5.00%, 2/15/29	7,530,000	7,628,831
144A, 6.25%, 2/15/29	9,055,000	9,643,575
144A, 7.25%, 5/30/29	5,215,000	5,786,382
144A, 5.25%, 1/30/30 (a)	8,066,000	8,196,024
144A, 5.25%, 2/15/31	6,626,000	6,741,988
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	3,232,000	3,300,680
Elanco Animal Health, Inc. 5.272%, 8/28/23	4,895,000	5,271,303
5.90%, 8/28/28	4,891,000	5,688,844
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 144A, 9.50%, 7/31/27	6,868,000	7,747,963

	Principal Amount	Value
Pharmaceuticals (Continued)
144A, 6.00%, 6/30/28	$7,995,000	$7,027,605
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	13,296,000	14,310,618
Prestige Brands, Inc. 144A, 6.375%, 3/1/24	3,897,000	3,959,118
144A, 5.125%, 1/15/28	2,816,000	2,951,731
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	6,021,000	6,046,138
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	19,469,000	19,103,956
6.00%, 4/15/24	8,592,000	9,020,097
7.125%, 1/31/25	6,082,000	6,595,138
3.15%, 10/1/26	22,812,000	21,420,696
6.75%, 3/1/28 (a)	8,600,000	9,544,495

(Cost $256,260,288)		258,640,297

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A, 7.00%, 2/1/24(a) (Cost $3,162,956)	3,210,000	3,173,550

Energy — 12.5%
Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 144A, 4.25%, 1/31/23	3,259,000	3,330,291
144A, 5.00%, 1/31/28	4,537,000	5,021,892
144A, 4.75%, 1/15/30	4,797,000	5,061,458

(Cost $13,465,129)		13,413,641

Oil & Gas — 7.4%
Antero Resources Corp. 5.625%, 6/1/23 (a)	3,813,000	3,822,342
5.00%, 3/1/25 (a)	4,189,000	4,172,244
144A, 8.375%, 7/15/26	3,300,000	3,612,394
144A, 7.625%, 2/1/29	4,650,000	4,966,781
Apache Corp. 4.625%, 11/15/25 (a)	3,199,000	3,318,962
4.875%, 11/15/27	5,217,000	5,485,676
4.375%, 10/15/28	6,459,000	6,549,426
4.25%, 1/15/30 (a)	3,794,000	3,829,569
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	3,999,000	4,006,498
Callon Petroleum Co. 6.25%, 4/15/23	3,345,000	3,119,213
6.125%, 10/1/24	2,886,000	2,518,035
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25 (a)	3,657,000	3,711,416
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	3,300,000	3,446,504
144A, 5.875%, 2/1/29	3,300,000	3,538,409
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	9,008,000	8,889,770
CITGO Petroleum Corp. 144A, 6.25%, 8/15/22	4,053,000	4,064,348

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
144A, 7.00%, 6/15/25	$7,650,000	$7,899,428
144A, 6.375%, 6/15/26	4,400,000	4,471,500
CNX Resources Corp. 144A, 7.25%, 3/14/27	4,977,000	5,331,611
144A, 6.00%, 1/15/29	3,056,000	3,203,070
Comstock Resources, Inc. 144A, 7.50%, 5/15/25	4,031,000	4,209,876
9.75%, 8/15/26	5,770,000	6,305,687
9.75%, 8/15/26	5,007,000	5,451,371
Continental Resources, Inc. 4.50%, 4/15/23	4,340,000	4,463,126
3.80%, 6/1/24	7,441,000	7,634,354
4.375%, 1/15/28 (a)	6,313,000	6,650,556
144A, 5.75%, 1/15/31 (a)	9,815,000	11,105,673
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	7,992,000	8,087,145
CVR Energy, Inc. 144A, 5.25%, 2/15/25	4,000,000	3,954,000
144A, 5.75%, 2/15/28 (a)	2,682,000	2,662,448
Endeavor Energy Resources LP / EER Finance, Inc. 144A, 6.625%, 7/15/25	4,466,000	4,701,090
144A, 5.50%, 1/30/26	3,016,000	3,083,860
144A, 5.75%, 1/30/28	6,527,000	6,908,830
EQT Corp. 3.00%, 10/1/22 (a)	3,039,000	3,069,116
7.625%, 2/1/25	6,961,000	8,095,434
3.90%, 10/1/27	8,537,000	8,889,151
8.50%, 2/1/30	4,601,000	6,023,583
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	3,724,000	3,890,035
144A, 5.75%, 2/1/29	4,207,000	4,299,028
144A, 6.00%, 2/1/31	3,978,000	4,050,221
Laredo Petroleum, Inc. 9.50%, 1/15/25	4,381,000	4,170,186
10.125%, 1/15/28	2,400,000	2,299,200
Leviathan Bond Ltd. 144A,REGS, 5.75%, 6/30/23	3,145,366	3,332,515
144A,REGS, 6.125%, 6/30/25 (a)	3,988,704	4,387,734
144A,REGS, 6.50%, 6/30/27	3,849,288	4,286,663
144A,REGS, 6.75%, 6/30/30	3,773,815	4,190,822
Matador Resources Co., 5.875%, 9/15/26 (a)	6,992,000	6,825,940
MEG Energy Corp. 144A, 6.50%, 1/15/25	3,465,000	3,577,613
144A, 7.125%, 2/1/27	7,890,000	8,346,870
144A, 5.875%, 2/1/29	3,900,000	3,969,420
Moss Creek Resources Holdings, Inc. 144A, 7.50%, 1/15/26	5,013,000	4,170,189
144A, 10.50%, 5/15/27 (a)	3,026,000	2,684,667
Murphy Oil Corp. 6.875%, 8/15/24 (a)	3,771,000	3,832,279
5.75%, 8/15/25	3,588,000	3,561,467
5.875%, 12/1/27	3,659,000	3,607,554
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	3,658,000	3,254,523

	Principal Amount	Value
Oil & Gas (Continued)
Nabors Industries, Inc., 5.75%, 2/1/25	$4,249,000	$3,380,611
Occidental Petroleum Corp. 2.70%, 8/15/22	3,285,000	3,253,185
2.70%, 2/15/23	6,883,000	6,741,073
6.95%, 7/1/24	3,879,000	4,286,295
2.90%, 8/15/24	20,285,000	19,742,376
3.50%, 6/15/25	5,033,000	4,954,385
8.00%, 7/15/25	3,485,000	4,051,313
5.875%, 9/1/25 (a)	6,350,000	6,899,275
5.50%, 12/1/25	5,411,000	5,754,599
5.55%, 3/15/26	6,671,000	7,130,765
3.40%, 4/15/26	7,486,000	7,277,814
3.20%, 8/15/26	6,520,000	6,273,446
3.00%, 2/15/27	5,171,000	4,864,308
8.50%, 7/15/27	3,466,000	4,156,011
6.375%, 9/1/28	3,961,000	4,404,137
3.50%, 8/15/29	10,085,000	9,633,192
8.875%, 7/15/30	6,630,000	8,486,400
6.625%, 9/1/30	9,380,000	10,683,820
6.125%, 1/1/31	8,581,000	9,530,273
7.50%, 5/1/31	5,112,000	6,019,380
7.875%, 9/15/31	3,234,000	3,840,375
Ovintiv Exploration, Inc. 5.625%, 7/1/24	6,483,000	7,114,101
5.375%, 1/1/26	4,537,000	5,023,975
Parkland Corp. 144A, 6.00%, 4/1/26	3,357,000	3,510,163
144A, 5.875%, 7/15/27	3,159,000	3,362,361
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25	8,626,000	8,420,054
7.25%, 6/15/25	4,726,000	3,269,801
6.00%, 2/15/28	6,335,000	4,034,603
PDC Energy, Inc. 6.125%, 9/15/24	2,832,000	2,898,793
5.75%, 5/15/26 (a)	4,800,000	4,926,480
Puma International Financing SA 144A, 5.125%, 10/6/24 (a)	3,940,000	3,948,668
144A, 5.00%, 1/24/26	4,712,000	4,558,860
QEP Resources, Inc. 5.375%, 10/1/22	3,509,000	3,664,063
5.25%, 5/1/23	3,794,000	4,030,177
5.625%, 3/1/26	3,501,000	3,943,456
Range Resources Corp. 5.00%, 3/15/23 (a)	3,971,000	3,998,301
4.875%, 5/15/25 (a)	4,809,000	4,762,112
9.25%, 2/1/26	5,565,000	6,062,845
144A, 8.25%, 1/15/29	3,998,000	4,304,147
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/25	4,811,000	5,012,653
SM Energy Co. 144A, 10.00%, 1/15/25 (a)	3,216,000	3,624,046
6.75%, 9/15/26	2,807,000	2,666,299
6.625%, 1/15/27 (a)	2,579,000	2,437,155
Southwestern Energy Co. 6.45%, 1/23/25	5,234,000	5,505,514
7.50%, 4/1/26 (a)	4,497,000	4,740,827

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
7.75%, 10/1/27 (a)	$3,199,000	$3,424,769
Sunoco LP / Sunoco Finance Corp. 5.50%, 2/15/26	5,326,000	5,493,023
6.00%, 4/15/27	3,488,000	3,636,240
144A, 4.50%, 5/15/29	5,554,000	5,557,471
Transocean, Inc. 144A, 7.25%, 11/1/25	2,203,000	1,487,025
144A, 7.50%, 1/15/26	234,000	149,760
144A, 11.50%, 1/30/27	6,998,000	5,783,847
144A, 8.00%, 2/1/27	4,734,000	2,970,585
WPX Energy, Inc. 5.25%, 9/15/24	2,900,000	3,229,875
5.75%, 6/1/26	3,290,500	3,464,074
5.25%, 10/15/27	4,366,000	4,669,481
5.875%, 6/15/28	2,963,000	3,244,929
4.50%, 1/15/30	6,056,000	6,445,401

(Cost $540,969,314)		566,728,389

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	3,353,000	3,546,535
144A, 6.25%, 4/1/28	5,154,000	5,379,487
TechnipFMC PLC, 144A, 6.50%, 2/1/26	6,650,000	6,954,373
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	4,743,000	4,906,041
6.875%, 9/1/27	5,259,000	5,530,838
Weatherford International Ltd. 144A, 8.75%, 9/1/24	3,333,000	3,510,066
144A, 11.00%, 12/1/24 (a)	13,672,000	13,462,818

(Cost $41,817,749)		43,290,158

Pipelines — 4.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	4,544,000	4,589,440
144A, 7.875%, 5/15/26	3,391,000	3,696,190
144A, 5.75%, 3/1/27	4,291,000	4,315,137
144A, 5.75%, 1/15/28	4,291,000	4,333,910
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.625%, 12/15/25	3,960,000	4,265,257
Buckeye Partners LP 4.15%, 7/1/23	2,928,000	2,974,145
144A, 4.125%, 3/1/25	3,353,000	3,434,729
3.95%, 12/1/26	4,018,000	3,999,115
4.125%, 12/1/27	2,892,000	2,912,779
144A, 4.50%, 3/1/28	3,035,000	3,080,525
Cheniere Energy Partners LP 5.25%, 10/1/25	9,444,000	9,718,348
5.625%, 10/1/26	7,646,000	7,964,838
4.50%, 10/1/29	9,949,000	10,448,838
Cheniere Energy, Inc., 144A, 4.625%, 10/15/28	13,425,000	14,012,344

	Principal Amount	Value
Pipelines (Continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25 (a)	$3,550,000	$3,578,577
144A, 5.625%, 5/1/27	3,899,000	3,872,194
144A, 6.00%, 2/1/29	4,533,000	4,493,359
DCP Midstream Operating LP 3.875%, 3/15/23	2,619,000	2,704,117
5.375%, 7/15/25	5,588,000	5,967,509
5.625%, 7/15/27	3,301,000	3,575,742
5.125%, 5/15/29	4,007,000	4,253,070
EnLink Midstream LLC, 5.375%, 6/1/29	3,340,000	3,312,862
EnLink Midstream Partners LP 4.40%, 4/1/24	3,176,000	3,203,790
4.15%, 6/1/25	4,122,000	4,101,390
4.85%, 7/15/26	3,737,000	3,732,329
EQM Midstream Partners LP 4.75%, 7/15/23	3,747,000	3,869,939
4.00%, 8/1/24	3,259,000	3,296,690
144A, 6.00%, 7/1/25	4,621,000	4,892,484
4.125%, 12/1/26	3,182,000	3,115,616
144A, 6.50%, 7/1/27	6,054,000	6,502,753
5.50%, 7/15/28	5,607,000	5,787,153
144A, 4.50%, 1/15/29	5,300,000	5,147,625
144A, 4.75%, 1/15/31	7,300,000	7,044,500
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	3,949,000	3,839,119
8.00%, 1/15/27	4,536,000	4,593,653
7.75%, 2/1/28	4,790,000	4,737,118
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	5,702,000	5,917,279
144A, 5.125%, 6/15/28	3,511,000	3,625,107
New Fortress Energy, Inc., 144A, 6.75%, 9/15/25	8,209,000	8,530,793
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	13,500,000	13,947,863
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	3,710,000	3,568,556
NuStar Logistics LP 5.75%, 10/1/25	3,967,000	4,230,806
6.00%, 6/1/26	3,310,000	3,536,023
5.625%, 4/28/27	3,607,000	3,776,078
6.375%, 10/1/30	3,961,000	4,385,164
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	3,106,000	3,173,944
144A, 4.95%, 7/15/29	3,399,000	3,639,054
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 5.50%, 9/15/24	3,410,000	3,437,945
144A, 7.50%, 10/1/25	4,206,000	4,492,744
144A, 6.00%, 3/1/27	3,068,000	3,102,699
144A, 5.50%, 1/15/28	5,224,000	5,147,756
144A, 6.00%, 12/31/30	4,445,000	4,427,665

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/23	$3,264,000	$3,273,449
5.875%, 4/15/26	6,414,000	6,690,924
5.375%, 2/1/27	3,184,000	3,310,771
6.50%, 7/15/27	4,996,000	5,383,989
5.00%, 1/15/28	4,751,000	4,955,222
6.875%, 1/15/29	4,955,000	5,503,147
5.50%, 3/1/30	6,048,000	6,473,235
144A, 4.875%, 2/1/31	6,300,000	6,470,100
144A, 4.00%, 1/15/32	6,700,000	6,580,740
Western Midstream Operating LP 4.00%, 7/1/22	3,966,000	4,052,756
4.35%, 2/1/25	6,316,000	6,485,269
3.95%, 6/1/25	4,058,000	4,106,189
4.65%, 7/1/26	3,228,000	3,347,743
4.50%, 3/1/28	2,579,000	2,682,160
4.75%, 8/15/28	2,621,000	2,752,181
5.30%, 2/1/30	7,659,000	8,312,830

(Cost $328,754,513)		334,687,365

Financial — 9.2%
Banks — 1.0%
CIT Group, Inc. 5.00%, 8/15/22	7,672,000	8,105,008
5.00%, 8/1/23	5,300,000	5,793,562
4.75%, 2/16/24	3,455,000	3,767,038
3.929%, 6/19/24	3,301,000	3,499,060
5.25%, 3/7/25	3,444,000	3,924,008
6.125%, 3/9/28	2,331,000	2,892,911
Commerzbank AG, 144A, 8.125%, 9/19/23	6,549,000	7,578,978
Deutsche Bank AG, 3.729%, 1/14/32 (b)	8,250,000	8,135,330
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	3,402,000	3,540,206
144A, 8.25%, 4/15/25	4,550,000	4,743,375
144A, 7.625%, 5/1/26	3,673,000	3,934,701
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	13,544,000	14,759,015
144A, 5.71%, 1/15/26	10,047,000	11,305,041

(Cost $79,982,663)		81,978,233

Diversified Financial Services — 2.3%
Ally Financial, Inc., 5.75%, 11/20/25	6,985,000	7,980,871
LPL Holdings, Inc. 144A, 5.75%, 9/15/25	6,115,000	6,314,960
144A, 4.625%, 11/15/27	2,387,000	2,448,883
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	4,307,000	4,529,758
144A, 5.50%, 8/15/28	5,729,000	5,897,289
144A, 5.125%, 12/15/30	4,096,000	4,183,613
Navient Corp. 6.50%, 6/15/22	6,188,000	6,436,324
5.50%, 1/25/23	7,382,000	7,654,211
7.25%, 9/25/23	3,389,000	3,683,419

	Principal Amount	Value
Diversified Financial Services (Continued)
MTN, 6.125%, 3/25/24	$5,655,000	$5,980,078
5.875%, 10/25/24	3,011,000	3,176,605
6.75%, 6/25/25	3,185,000	3,430,882
6.75%, 6/15/26	3,326,000	3,565,056
5.00%, 3/15/27 (a)	4,845,000	4,754,786
4.875%, 3/15/28	3,300,000	3,183,906
NFP Corp., 144A, 6.875%, 8/15/28	11,888,000	12,291,360
OneMain Finance Corp. 6.125%, 5/15/22	6,226,000	6,513,953
5.625%, 3/15/23	5,565,000	5,930,203
6.125%, 3/15/24	8,367,000	9,004,984
6.875%, 3/15/25	7,808,000	8,821,127
8.875%, 6/1/25	4,810,000	5,293,165
7.125%, 3/15/26	10,635,000	12,296,772
6.625%, 1/15/28	4,920,000	5,603,339
5.375%, 11/15/29	5,367,000	5,675,603
4.00%, 9/15/30	5,611,000	5,450,413
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	4,300,000	4,498,875
144A, 4.25%, 2/15/29	4,300,000	4,257,946
Quicken Loans LLC, 144A, 5.25%, 1/15/28	6,691,000	7,071,885
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc. 144A, 3.625%, 3/1/29	4,892,000	4,852,253
144A, 3.875%, 3/1/31	8,342,000	8,300,290

(Cost $178,798,976)		179,082,809

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	6,338,000	6,508,334
144A, 10.125%, 8/1/26	2,607,000	3,009,025
144A, 4.25%, 2/15/29	4,500,000	4,427,820
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	3,652,000	3,658,848
144A, 6.75%, 10/15/27	8,666,000	8,977,976
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	3,589,000	3,680,717
144A, 5.625%, 1/15/29	3,677,000	3,699,981
HUB International Ltd., 144A, 7.00%, 5/1/26	10,683,000	11,141,354
MGIC Investment Corp., 5.25%, 8/15/28	4,163,000	4,383,743
Radian Group, Inc. 4.50%, 10/1/24	2,744,000	2,888,060
6.625%, 3/15/25	3,943,000	4,407,584
4.875%, 3/15/27	2,919,000	3,101,438

(Cost $59,547,777)		59,884,880

Real Estate — 0.5%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	4,952,000	5,244,168
144A, 4.125%, 2/1/29	4,300,000	4,273,770
144A, 4.375%, 2/1/31	4,300,000	4,295,528

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Real Estate (Continued)
Kennedy-Wilson, Inc. 4.75%, 3/1/29	$3,400,000	$3,508,630
5.00%, 3/1/31	3,300,000	3,411,375
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.875%, 6/1/23	2,653,000	2,760,778
144A, 7.625%, 6/15/25	4,161,000	4,520,989
144A, 9.375%, 4/1/27	3,884,000	4,280,848
144A, 5.75%, 1/15/29	5,700,000	5,733,915

(Cost $37,676,725)		38,030,001

Real Estate Investment Trusts — 4.1%
Diversified Healthcare Trust 9.75%, 6/15/25	6,585,000	7,424,587
4.75%, 2/15/28	3,163,000	3,123,463
4.375%, 3/1/31	3,500,000	3,474,625
EPR Properties 4.75%, 12/15/26	2,745,000	2,846,226
4.50%, 6/1/27 (a)	3,140,000	3,200,874
4.95%, 4/15/28	2,673,000	2,744,449
3.75%, 8/15/29	3,448,000	3,278,961
ESH Hospitality, Inc. 144A, 5.25%, 5/1/25	7,958,000	8,123,964
144A, 4.625%, 10/1/27	4,903,000	4,985,714
HAT Holdings I LLC / HAT Holdings II LLC 144A, 5.25%, 7/15/24	3,060,000	3,168,661
144A, 6.00%, 4/15/25	2,922,000	3,071,752
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	6,448,000	6,719,429
144A, 5.25%, 3/15/28	5,664,000	5,929,500
144A, 5.00%, 7/15/28	3,359,000	3,489,195
144A, 4.875%, 9/15/29	6,614,000	6,752,894
144A, 5.25%, 7/15/30	8,424,000	8,676,720
144A, 4.50%, 2/15/31	7,306,000	7,296,868
144A, 5.625%, 7/15/32	3,973,000	4,210,933
iStar, Inc. 4.75%, 10/1/24	4,885,000	5,021,902
4.25%, 8/1/25	3,845,000	3,852,728
5.50%, 2/15/26	2,528,000	2,589,620
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 5.25%, 3/15/22	3,397,000	3,420,354
144A, 4.25%, 2/1/27	4,454,000	4,309,245
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	7,223,000	7,814,383
144A, 4.625%, 6/15/25 (a)	5,490,000	5,824,890
4.50%, 9/1/26	3,483,000	3,700,688
5.75%, 2/1/27	4,380,000	4,956,255
144A, 3.875%, 2/15/29	4,930,000	4,989,628
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	3,573,000	3,709,846
5.00%, 10/15/27	9,993,000	10,662,281
4.625%, 8/1/29	5,194,000	5,593,289
3.50%, 3/15/31	8,721,000	8,885,391

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	$4,262,000	$4,628,852
144A, 5.875%, 10/1/28	4,720,000	4,953,050
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	4,729,000	4,802,300
144A, 4.50%, 2/15/29	3,800,000	3,773,020
SBA Communications Corp. 4.875%, 9/1/24	7,563,000	7,766,823
3.875%, 2/15/27	9,523,000	9,882,779
144A, 3.125%, 2/1/29	10,000,000	9,784,000
Service Properties Trust 5.00%, 8/15/22	3,234,000	3,286,488
4.50%, 6/15/23	3,559,000	3,592,366
4.35%, 10/1/24	5,149,000	5,116,819
7.50%, 9/15/25	5,589,000	6,345,231
4.75%, 10/1/26	2,927,000	2,890,412
4.95%, 2/15/27 (a)	2,806,000	2,785,937
5.50%, 12/15/27	2,862,000	3,076,443
3.95%, 1/15/28	2,204,000	2,042,832
4.95%, 10/1/29	2,635,000	2,547,716
4.375%, 2/15/30	3,069,000	2,859,924
Starwood Property Trust, Inc., 4.75%, 3/15/25	3,528,000	3,617,258
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.125%, 12/15/24	4,390,000	4,519,439
144A, 7.875%, 2/15/25	15,130,000	16,325,951
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 6.00%, 4/15/23	3,180,000	3,233,662
144A, 6.50%, 2/15/29	7,200,000	7,287,840
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	4,951,000	5,028,359
144A, 4.25%, 12/1/26	8,174,000	8,442,312
144A, 3.75%, 2/15/27	4,874,000	4,955,493
144A, 4.625%, 12/1/29	6,760,000	7,107,396
144A, 4.125%, 8/15/30	6,532,000	6,801,445

(Cost $307,620,818)		311,303,462

Venture Capital — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/1/24	2,304,000	2,352,960
4.75%, 9/15/24	7,249,000	7,631,856
6.375%, 12/15/25	4,543,000	4,707,457
6.25%, 5/15/26	8,539,000	8,994,129
5.25%, 5/15/27	6,665,000	7,014,912
144A, 4.375%, 2/1/29	4,990,000	4,996,337

(Cost $35,395,531)		35,697,651

Industrial — 8.2%
Aerospace/Defense — 1.9%
Howmet Aerospace, Inc. 5.125%, 10/1/24	8,250,000	8,981,362

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
6.875%, 5/1/25	$7,993,000	$9,261,489
Rolls-Royce PLC 144A, 3.625%, 10/14/25	6,700,000	6,725,125
144A, 5.75%, 10/15/27	6,563,000	7,104,448
Signature Aviation US Holdings, Inc. 144A, 5.375%, 5/1/26	3,562,000	3,651,050
144A, 4.00%, 3/1/28	4,169,000	4,228,158
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	3,751,000	3,904,678
144A, 7.50%, 4/15/25	7,874,000	8,346,440
4.60%, 6/15/28	4,482,000	4,340,884
TransDigm, Inc. 6.50%, 5/15/25	5,547,000	5,663,484
144A, 8.00%, 12/15/25	7,336,000	7,994,406
144A, 6.25%, 3/15/26	28,162,000	29,712,459
6.375%, 6/15/26	6,439,000	6,645,402
7.50%, 3/15/27	3,784,000	4,039,685
5.50%, 11/15/27	17,034,000	17,524,239
144A, 4.625%, 1/15/29	8,271,000	8,146,935
Triumph Group, Inc. 144A, 8.875%, 6/1/24	4,632,000	5,127,045
144A, 6.25%, 9/15/24	3,466,000	3,496,328
7.75%, 8/15/25 (a)	3,315,000	3,256,988

(Cost $145,770,625)		148,150,605

Building Materials — 0.7%
Builders FirstSource, Inc. 144A, 6.75%, 6/1/27	5,509,000	5,915,289
144A, 5.00%, 3/1/30	3,322,000	3,495,408
Cornerstone Building Brands, Inc. 144A, 8.00%, 4/15/26	4,338,000	4,508,830
144A, 6.125%, 1/15/29	3,506,000	3,600,224
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	3,127,000	3,169,668
144A, 4.875%, 12/15/27	2,268,000	2,360,081
Standard Industries, Inc. 144A, 5.00%, 2/15/27	5,789,000	5,987,997
144A, 4.75%, 1/15/28	6,424,000	6,672,930
144A, 4.375%, 7/15/30	7,643,000	7,898,773
144A, 3.375%, 1/15/31	7,170,000	6,872,732
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	4,570,000	4,855,625

(Cost $55,860,310)		55,337,557

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	3,954,000	4,046,919
144A, 4.375%, 3/31/29	5,434,000	5,428,566
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	9,682,000	10,489,963
144A, 7.25%, 6/15/28	8,849,000	9,845,884

(Cost $29,804,870)		29,811,332

Electronics — 0.3%
Sensata Technologies BV 144A, 4.875%, 10/15/23	3,401,000	3,630,567
144A, 5.625%, 11/1/24	3,001,000	3,317,981

	Principal Amount	Value
Electronics (Continued)
144A, 5.00%, 10/1/25	$4,372,000	$4,805,156
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	2,939,000	3,139,219
144A, 3.75%, 2/15/31	5,005,000	5,030,025

(Cost $19,781,608)		19,922,948

Engineering & Construction — 0.4%
AECOM 5.875%, 10/15/24	5,079,000	5,650,387
5.125%, 3/15/27	6,833,000	7,480,768
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	6,454,000	6,470,135
Fluor Corp. 3.50%, 12/15/24 (a)	2,964,000	3,006,356
4.25%, 9/15/28 (a)	4,117,000	4,209,633

(Cost $25,960,964)		26,817,279

Environmental Control — 0.5%
Clean Harbors, Inc., 144A, 4.875%, 7/15/27	3,514,000	3,669,284
Covanta Holding Corp. 5.875%, 7/1/25	2,654,000	2,759,881
6.00%, 1/1/27	2,591,000	2,703,864
5.00%, 9/1/30	2,529,000	2,626,999
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	3,209,000	3,295,916
144A, 3.75%, 8/1/25	4,762,000	4,860,216
144A, 5.125%, 12/15/26	3,458,000	3,652,858
144A, 4.00%, 8/1/28	3,358,000	3,280,346
144A, 3.50%, 9/1/28	4,990,000	4,883,963
Stericycle, Inc. 144A, 5.375%, 7/15/24	3,923,000	4,060,305
144A, 3.875%, 1/15/29	3,333,000	3,360,997

(Cost $39,542,473)		39,154,629

Machinery-Diversified — 0.4%
Colfax Corp. 144A, 6.00%, 2/15/24	3,698,000	3,822,808
144A, 6.375%, 2/15/26	2,741,000	2,926,881
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 8/1/24	3,526,000	3,711,485
Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	2,943,000	3,186,136
Vertical US Newco, Inc., 144A, 5.25%, 7/15/27	10,329,000	10,787,349
Welbilt, Inc., 9.50%, 2/15/24 (a)	2,667,000	2,735,342

(Cost $27,082,754)		27,170,001

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc. 144A, 5.75%, 3/15/22	2,975,000	3,022,600
144A, 6.00%, 10/15/22	8,580,000	8,435,642
144A, 6.125%, 1/15/23	8,091,000	8,012,113
144A, 7.50%, 12/1/24	6,477,000	6,088,380
144A, 7.50%, 3/15/25	10,062,000	9,216,188
144A, 7.875%, 4/15/27	13,083,000	11,764,626

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	$3,404,000	$3,463,570
144A, 12.25%, 11/15/26	5,107,000	5,801,986
Hillenbrand, Inc., 5.75%, 6/15/25	2,875,000	3,060,078

(Cost $57,930,900)		58,865,183

Packaging & Containers — 2.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 6.00%, 2/15/25	4,824,000	4,991,393
144A, 5.25%, 4/30/25	4,256,000	4,495,804
144A, 4.125%, 8/15/26	8,021,000	8,311,023
144A, 5.25%, 8/15/27	6,658,000	6,901,816
144A, 5.25%, 8/15/27	5,414,000	5,612,261
Ball Corp. 5.00%, 3/15/22	5,410,000	5,606,789
4.00%, 11/15/23	6,690,000	7,087,219
5.25%, 7/1/25	6,855,000	7,724,728
4.875%, 3/15/26	5,095,000	5,688,249
2.875%, 8/15/30	8,265,000	8,037,712
Berry Global, Inc. 5.125%, 7/15/23	630,000	641,025
144A, 0.95%, 2/15/24	5,500,000	5,505,748
144A, 1.57%, 1/15/26	4,570,000	4,578,820
144A, 4.50%, 2/15/26 (a)	2,918,000	2,985,479
144A, 4.875%, 7/15/26	8,589,000	9,181,255
144A, 5.625%, 7/15/27	3,013,000	3,199,429
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	3,961,000	4,191,233
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	6,146,000	6,476,348
Flex Acquisition Co., Inc. 144A, 6.875%, 1/15/25	4,126,000	4,189,994
144A, 7.875%, 7/15/26	3,275,000	3,406,000
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28	2,733,000	2,811,300
LABL Escrow Issuer LLC 144A, 6.75%, 7/15/26	4,381,000	4,706,837
144A, 10.50%, 7/15/27 (a)	4,733,000	5,293,506
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	9,569,000	9,618,854
144A, 7.25%, 4/15/25	9,044,000	8,948,021
Owens-Brockway Glass Container, Inc. 144A, 5.875%, 8/15/23	4,287,000	4,616,563
144A, 6.625%, 5/13/27	4,899,000	5,263,363
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, 4.00%, 10/15/27	6,503,000	6,494,871
Sealed Air Corp. 144A, 4.875%, 12/1/22	2,910,000	3,039,131
144A, 5.25%, 4/1/23	2,508,000	2,656,336
144A, 5.125%, 12/1/24	2,561,000	2,809,097
144A, 5.50%, 9/15/25	2,839,000	3,160,162
144A, 4.00%, 12/1/27	2,827,000	2,962,040

	Principal Amount	Value
Packaging & Containers (Continued)
Silgan Holdings, Inc., 4.125%, 2/1/28	$3,821,000	$3,977,852
Trivium Packaging Finance BV 144A, 5.50%, 8/15/26	6,950,000	7,284,121
144A, 8.50%, 8/15/27	4,714,000	5,064,132

(Cost $187,225,919)		187,518,511

Transportation — 0.3%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	3,382,000	3,515,166
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/23	2,573,000	2,556,649
XPO Logistics, Inc. 144A, 6.125%, 9/1/23	2,219,000	2,259,219
144A, 6.75%, 8/15/24	7,698,000	8,092,522
144A, 6.25%, 5/1/25	7,702,000	8,281,961

(Cost $24,542,297)		24,705,517

Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.75%, 3/15/22	3,135,000	3,136,960
144A, 6.50%, 10/1/25	4,451,000	4,639,188
144A, 9.75%, 8/1/27	3,258,000	3,722,509

(Cost $11,313,741)		11,498,657

Technology — 4.2%
Computers — 1.5%
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/26	9,902,000	10,565,632
Dell International LLC / EMC Corp., 144A, 7.125%, 6/15/24	10,939,000	11,336,961
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	2,839,000	2,899,329
144A, 9.375%, 7/15/25	4,686,000	5,245,391
EMC Corp., 3.375%, 6/1/23	6,667,000	6,925,680
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	6,159,000	1,993,976
NCR Corp. 144A, 8.125%, 4/15/25	2,988,000	3,268,125
144A, 5.75%, 9/1/27	3,030,000	3,169,092
144A, 5.00%, 10/1/28	4,335,000	4,409,064
144A, 6.125%, 9/1/29	3,147,000	3,372,608
144A, 5.25%, 10/1/30	3,222,000	3,356,921
Seagate HDD Cayman 4.75%, 6/1/23	3,595,000	3,847,369
4.875%, 3/1/24	3,735,000	4,019,607
4.75%, 1/1/25 (a)	3,575,000	3,876,641
4.875%, 6/1/27	3,088,000	3,440,341
144A, 4.091%, 6/1/29	4,089,000	4,250,004
144A, 3.125%, 7/15/29	2,804,000	2,692,499
144A, 4.125%, 1/15/31	3,326,000	3,440,331
144A, 3.375%, 7/15/31	2,625,000	2,557,669
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A, 6.75%, 6/1/25	8,240,000	8,466,600

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Computers (Continued)
Vericast Corp., 144A, 8.375%, 8/15/22	$3,087,000	$3,114,011
Western Digital Corp., 4.75%, 2/15/26	15,102,000	16,725,465

(Cost $113,845,759)		112,973,316

Office/Business Equipment — 0.4%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	3,692,000	4,081,967
4.125%, 5/1/25	3,888,000	4,018,248
4.25%, 4/1/28	3,683,000	3,824,004
3.25%, 2/15/29	4,822,000	4,750,876
Xerox Corp., 4.375%, 3/15/23	6,601,000	6,897,352
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	5,094,000	5,386,905
144A, 5.50%, 8/15/28	4,769,000	5,094,000

(Cost $33,830,118)		34,053,352

Semiconductors — 0.4%
ams AG, 144A, 7.00%, 7/31/25	3,025,000	3,306,703
Microchip Technology, Inc., 144A, 4.25%, 9/1/25	8,132,000	8,527,983
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	4,546,000	4,749,206
Qorvo, Inc. 4.375%, 10/15/29	5,138,000	5,551,455
144A, 3.375%, 4/1/31	5,125,000	5,118,594

(Cost $27,097,906)		27,253,941

Software — 1.9%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	6,717,000	6,685,766
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	3,875,000	4,200,267
CDK Global, Inc. 5.00%, 10/15/24	2,997,000	3,319,177
5.875%, 6/15/26	3,312,000	3,454,416
4.875%, 6/1/27	3,961,000	4,151,623
144A, 5.25%, 5/15/29	3,413,000	3,676,859
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	8,152,000	8,361,751
Dun & Bradstreet Corp. 144A, 6.875%, 8/15/26	2,709,000	2,903,709
144A, 10.25%, 2/15/27	3,100,000	3,475,301
J2 Global, Inc., 144A, 4.625%, 10/15/30	5,031,000	5,229,599
MSCI, Inc. 144A, 4.75%, 8/1/26	3,284,000	3,390,730
144A, 5.375%, 5/15/27	3,101,000	3,310,318
144A, 4.00%, 11/15/29	6,821,000	7,241,787
144A, 3.625%, 9/1/30	2,929,000	3,058,169
144A, 3.875%, 2/15/31	6,266,000	6,587,133
Nuance Communications, Inc., 5.625%, 12/15/26	3,301,000	3,463,987

	Principal Amount	Value
Software (Continued)
Open Text Corp. 144A, 5.875%, 6/1/26	$5,829,000	$6,029,372
144A, 3.875%, 2/15/28	5,846,000	5,951,053
PTC, Inc. 144A, 3.625%, 2/15/25	3,493,000	3,582,508
144A, 4.00%, 2/15/28	3,240,000	3,342,044
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	3,600,000	3,538,476
144A, 5.375%, 12/1/28	3,600,000	3,720,600
Solera LLC / Solera Finance, Inc., 144A, 10.50%, 3/1/24	12,921,000	13,389,386
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	13,369,000	14,175,151
Veritas US, Inc. / Veritas Bermuda Ltd. 144A, 10.50%, 2/1/24 (a)	5,800,000	5,851,040
144A, 7.50%, 9/1/25	11,197,000	11,619,687

(Cost $143,197,982)		143,709,909

Utilities — 2.7%
Electric — 2.5%
Calpine Corp. 144A, 5.25%, 6/1/26	6,449,000	6,644,082
144A, 4.50%, 2/15/28	8,064,000	8,297,856
144A, 5.125%, 3/15/28	9,537,000	9,598,180
144A, 4.625%, 2/1/29	4,162,000	4,116,218
144A, 5.00%, 2/1/31	5,423,000	5,375,386
144A, 3.75%, 3/1/31	5,941,000	5,741,977
Clearway Energy Operating LLC 5.75%, 10/15/25	4,000,000	4,189,700
144A, 4.75%, 3/15/28	5,320,000	5,690,751
DPL, Inc., 144A, 4.125%, 7/1/25	2,780,000	2,978,075
FirstEnergy Corp. Series B, 4.25%, 3/15/23	5,729,000	6,068,090
Series B, 4.40%, 7/15/27	9,887,000	10,888,355
2.65%, 3/1/30	4,038,000	3,968,584
Series B, 2.25%, 9/1/30	2,994,000	2,817,027
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/25	3,766,000	4,086,706
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	5,412,000	5,729,955
144A, 3.875%, 10/15/26	3,292,000	3,528,580
144A, 4.50%, 9/15/27	3,126,000	3,500,182
NRG Energy, Inc. 7.25%, 5/15/26	6,466,000	6,740,805
6.625%, 1/15/27	8,368,000	8,713,933
5.75%, 1/15/28	5,617,000	5,978,594
144A, 3.375%, 2/15/29	3,441,000	3,391,536
144A, 5.25%, 6/15/29	4,650,000	4,929,930
144A, 3.625%, 2/15/31 (a)	6,852,000	6,701,427
PG&E Corp. 5.00%, 7/1/28	6,601,000	6,948,048
5.25%, 7/1/30	6,764,000	7,243,906
Talen Energy Supply LLC 6.50%, 6/1/25	3,560,000	3,121,675
144A, 10.50%, 1/15/26	3,948,000	3,819,690
144A, 7.25%, 5/15/27	5,317,000	5,578,543

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

	Principal Amount	Value
Electric (Continued)
144A, 6.625%, 1/15/28	$3,038,000	$3,145,652
144A, 7.625%, 6/1/28	2,921,000	3,115,027
TransAlta Corp., 4.50%, 11/15/22	2,645,000	2,750,800
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	6,657,000	6,914,959
144A, 5.625%, 2/15/27	8,073,000	8,478,345
144A, 5.00%, 7/31/27	8,481,000	8,883,848

(Cost $190,108,529)		189,676,422

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	4,672,000	5,181,528
5.50%, 5/20/25	4,690,000	5,157,734
5.875%, 8/20/26	4,316,000	4,876,281
5.75%, 5/20/27	3,538,000	3,996,189

(Cost $18,781,512)		19,211,732

TOTAL CORPORATE BONDS (Cost $7,439,952,807)		7,530,078,491

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $194,770,272)	194,770,272	$194,770,272

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $127,406,596)	127,406,596	127,406,596

TOTAL INVESTMENTS — 102.6% (Cost $7,762,129,675)		$7,852,255,359
Other assets and liabilities, net — (2.6%)		(198,855,333)

NET ASSETS — 100.0%		$7,653,400,026

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.729%, 1/14/32 (b)
—	8,227,635		—	—	(92,305)	22,711	—	8,250,000	8,135,330

SECURITIES LENDING COLLATERAL — 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
134,912,900	59,857,372	(e)	—	—	—	18,257	—	194,770,272	194,770,272

CASH EQUIVALENTS —1.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
103,636,616	712,709,897		(688,939,917)	—	—	8,873	—	127,406,596	127,406,596

238,549,516	780,794,904		(688,939,917)	—	(92,305)	49,841	—	330,426,868	330,312,198

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $259,822,901, which is 3.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $76,145,857.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$7,530,078,491	$—	$7,530,078,491
Short-Term Investments (f)	322,176,868	—	—	322,176,868

TOTAL	$322,176,868	$7,530,078,491	$—	$7,852,255,359

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$9,392,598	$39,264,198	$37,985,298	$7,521,943,161
Investment in affiliated securities at value	—	83,819	—	8,135,330
Investment in DWS Government Money Market Series	173,789	1,060,830	3,035,662	127,406,596
Investment in DWS Government & Agency Securities Portfolio*	379,588	543,272	1,098,960	194,770,272
Receivables:
Investment securities sold	823,782	2,094,990	319,819	151,774,787
Capital shares	—	—	—	30,013,752
Interest	142,033	494,268	585,526	104,171,078
Securities lending income	184	97	596	79,208

Total assets	$10,911,974	$43,541,474	$43,025,861	$8,138,294,184

Liabilities
Payable upon return of securities loaned	$379,588	$543,272	$1,098,960	$194,770,272
Payables:
Investment securities purchased	909,995	2,618,418	1,414,343	269,285,000
Capital shares	—	—	—	19,966,138
Investment advisory fees	1,475	6,188	6,087	872,748

Total liabilities	1,291,058	3,167,878	2,519,390	484,894,158

Net Assets, at value	$9,620,916	$40,373,596	$40,506,471	$7,653,400,026

Net Assets Consist of
Paid-in capital	$19,939,002	$43,855,796	$39,115,529	$7,550,564,310
Distributable earnings (loss)	(10,318,086)	(3,482,200)	1,390,942	102,835,716

Net Assets, at value	$9,620,916	$40,373,596	$40,506,471	$7,653,400,026

Number of Common Shares outstanding	200,001	800,001	850,001	153,350,001

Net Asset Value	$48.10	$50.47	$47.65	$49.91

Investment in non-affiliated securities at cost	$9,168,739	$38,632,186	$35,829,744	$7,431,725,172

Investment in affiliated securities at cost	$—	$84,716	$—	$8,227,635

Value of securities loaned	$655,794	$920,763	$1,332,296	$259,822,901

Investment in DWS Government Money Market Series at cost	$173,789	$1,060,830	$3,035,662	$127,406,596

Investment in DWS Government & Agency Securities Portfolio at cost*	$379,588	$543,272	$1,098,960	$194,770,272

Non-cash collateral for securities on loan	$302,993	$410,676	$286,817	$76,145,857

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$264,293	$711,865	$1,166,092	$162,957,671
Affiliated interest income	—	238	—	22,711
Income distributions from affiliated funds	22	78	203	8,873
Affiliated securities lending income	33	58	210	18,257
Unaffiliated securities lending income, net of borrower rebates	831	522	4,871	430,869

Total investment income	265,179	712,761	1,171,376	163,438,381

Expenses
Investment advisory fees	14,835	47,679	38,764	6,976,432
Other expenses	401	401	57	4,166

Total expenses	15,236	48,080	38,821	6,980,598

Less fees waived (see note 3):
Waiver	(6,403)	(9,724)	(446)	(1,764,190)

Net expenses	8,833	38,356	38,375	5,216,408

Net investment income (loss)	256,346	674,405	1,133,001	158,221,973

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	135,339	108,702	488,805	3,659,879
In-kind redemptions	—	254,331	—	113,632,899

Net realized gain (loss)	135,339	363,033	488,805	117,292,778
Net change in unrealized appreciation (depreciation) on:
Investments	219,453	(220,375)	616,155	47,973,782
Investments in affiliates	—	(897)	—	(92,305)

Net change in unrealized appreciation (depreciation)	219,453	(221,272)	616,155	47,881,477

Net realized and unrealized gain (loss) on investments	354,792	141,761	1,104,960	165,174,255

Net Increase (Decrease) in Net Assets Resulting from Operations	$611,138	$816,166	$2,237,961	$323,396,228

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$256,346	$8,833,615	$674,405	$6,141,236
Net realized gain (loss)	135,339	(8,560,108)	363,033	4,293,704
Net change in net unrealized appreciation (depreciation)	219,453	2,181,907	(221,272)	(2,775,645)

Net increase (decrease) in net assets resulting from operations	611,138	2,455,414	816,166	7,659,295

Distributions to Shareholders	(339,634)	(9,663,912)	(841,682)	(7,126,652)

Fund Shares Transactions
Proceeds from shares sold	2,367,554	—	10,118,063	54,342,652
Value of shares redeemed	—	(136,509,024)	(7,592,660)	(161,280,463)

Net increase (decrease) in net assets resulting from fund share transactions	2,367,554	(136,509,024)	2,525,403	(106,937,811)

Total net increase (decrease) in Net Assets	2,639,058	(143,717,522)	2,499,887	(106,405,168)

Net Assets
Beginning of period	6,981,858	150,699,380	37,873,709	144,278,877

End of period	$9,620,916	$6,981,858	$40,373,596	$37,873,709

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	3,100,001	750,001	2,850,001
Shares sold	50,000	—	200,000	1,100,000
Shares redeemed	—	(2,950,000)	(150,000)	(3,200,000)

Shares outstanding, end of period	200,001	150,001	800,001	750,001

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF		Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,133,001	$2,503,717	$158,221,973	$225,278,292
Net realized gain (loss)	488,805	1,209,705	117,292,778	(84,875,854)
Net change in net unrealized appreciation (depreciation)	616,155	1,585,148	47,881,477	18,508,043

Net increase (decrease) in net assets resulting from operations	2,237,961	5,298,570	323,396,228	158,910,481

Distributions to Shareholders	(1,278,584)	(2,545,587)	(167,344,293)	(231,469,345)

Fund Shares Transactions
Proceeds from shares sold	2,287,369	175,438,715	4,354,728,498	8,095,596,847
Value of shares redeemed	—	(163,041,545)	(3,065,930,898)	(4,876,338,905)

Net increase (decrease) in net assets resulting from fund share transactions	2,287,369	12,397,170	1,288,797,600	3,219,257,942

Total net increase (decrease) in Net Assets	3,246,746	15,150,153	1,444,849,535	3,146,699,078

Net Assets
Beginning of period	37,259,725	22,109,572	6,208,550,491	3,061,851,413

End of period	$40,506,471	$37,259,725	$7,653,400,026	$6,208,550,491

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	450,001	127,150,001	60,950,001
Shares sold	50,000	4,100,000	88,750,000	169,850,000
Shares redeemed	—	(3,750,000)	(62,550,000)	(103,650,000)

Shares outstanding, end of period	850,001	800,001	153,350,001	127,150,001

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2018(a)
			2020		2019
Net Asset Value, beginning of period	$46.55		$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	1.42		3.01	(c)	3.32	2.07
Net realized and unrealized gain (loss)	2.01		(1.95	)(c)	(0.58)	(1.11)

Total from investment operations	3.43		1.06		2.74	0.96

Less distributions from:
Net investment income	(1.88)		(3.12)		(3.30)	(1.79)

Total distributions	(1.88)		(3.12)		(3.30)	(1.79)

Net Asset Value, end of period	$48.10		$46.55		$48.61	$49.17

Total Return (%)	7.53	**(d)	2.46	(d)	5.90 (d)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		7		151	148
Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.31	0.35	*
Ratio of net investment income (loss) (%)	6.05	*	6.50	(c)	6.91	6.71	*
Portfolio turnover rate (%) (e)	42	**	98		51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2018(a)
			2020		2019
Net Asset Value, beginning of period	$50.50		$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.88		2.02	(c)	2.29	1.37
Net realized and unrealized gain (loss)	0.21		0.12	(c)	1.44	(1.05)

Total from investment operations	1.09		2.14		3.73	0.32

Less distributions from:
Net investment income	(1.12)		(2.26)		(2.27)	(1.16)

Total distributions	(1.12)		(2.26)		(2.27)	(1.16)

Net Asset Value, end of period	$50.47		$50.50		$50.62	$49.16

Total Return (%)	2.19	**(d)	4.42	(d)	7.84 (d)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	40		38		144	138
Ratio of expenses before fee waiver (%)	0.25	*	0.25		0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.24	0.25	*
Ratio of net investment income (loss) (%)	3.54	*	4.09	(c)	4.66	4.44	*
Portfolio turnover rate (%) (e)	37	**	111		55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2018(a)
			2020		2019
Net Asset Value, beginning of period	$46.57		$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	1.36		2.69	(c)	2.83	1.76
Net realized and unrealized gain (loss)	1.27		(2.47	)(c)(d)	(0.54)	(0.59)

Total from investment operations	2.63		0.22		2.29	1.17

Less distributions from:
Net investment income	(1.55)		(2.78)		(2.85)	(1.48)

Total distributions	(1.55)		(2.78)		(2.85)	(1.48)

Net Asset Value, end of period	$47.65		$46.57		$49.13	$49.69

Total Return (%)	5.76	**(e)	0.61	(e)	4.79 (e)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	41		37		22	40
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20	0.20	*
Ratio of net investment income (loss) (%)	5.85	*	6.13	(c)	5.78	5.56	*
Portfolio turnover rate (%) (f)	22	**	150		45	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2021 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2017(g)
			2020		2019	2018
Net Asset Value, beginning of period	$48.83		$50.24		$49.88	$51.21	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	1.11		2.54	(c)	2.98	2.89	2.07
Net realized and unrealized gain (loss)	1.19		(1.19	)(c)	0.30	(1.53)	1.11

Total from investment operations	2.30		1.35		3.28	1.36	3.18

Less distributions from:
Net investment income	(1.22)		(2.76)		(2.92)	(2.69)	(1.97)

Total distributions	(1.22)		(2.76)		(2.92)	(2.69)	(1.97)

Net Asset Value, end of period	$49.91		$48.83		$50.24	$49.88	$51.21

Total Return (%)	4.79	**(e)	2.91	(e)	6.87 (e)	2.76 (e)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7,653		6,209		3,062	1,796	220
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20	0.20	0.25	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15		0.17	0.20	0.25	*
Ratio of net investment income (loss) (%)	4.54	*	5.27	(c)	6.06	5.86	5.57	*
Portfolio turnover rate (%) (f)	18	**	54		29	32	36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10 and $0.15, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and $0.15, and decrease to the ratio of net investment income to average net assets of 0.22% and 0.32%, for Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below, each a diversified series of the Trust:

Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

62

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities

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are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2021, the Funds did not incur any interest or penalties.

At August 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,922,464	$7,877,098	$10,799,562
Xtrackers Low Beta High Yield Bond ETF	3,515,042	1,017,578	4,532,620
Xtrackers Short Duration High Yield Bond ETF	629,788	721,832	1,351,620
Xtrackers USD High Yield Corporate Bond ETF	37,668,804	55,540,272	93,209,076

As of August 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$7,364,887	$(12,157)	$259,804	$(271,961)
Xtrackers Low Beta High Yield Bond ETF	38,358,013	772,850	855,430	(82,580)
Xtrackers Short Duration High Yield Bond ETF	38,030,279	1,494,843	1,731,280	(236,437)
Xtrackers USD High Yield Corporate Bond ETF	6,332,695,272	16,228,962	104,583,711	(88,354,749)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions

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in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of February 28, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.04% annualized effective rate as of February 28, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of February 28, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$379,588	$2,370	$58,250	$242,373	$682,581

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$682,581
Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$543,272	$3,169	$77,894	$329,613	$953,948

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$953,948
Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$1,098,960	$2,466	$60,634	$223,717	$1,385,777

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,385,777
Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$194,770,272	$606,331	$14,944,989	$60,594,537	$270,916,129

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$270,916,129

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

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The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the Fund’s average daily net assets. For the period ended February 28, 2021, the Advisor waived $6,358 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the Fund’s average daily net assets. For the period ended February 28, 2021, the Advisor waived $9,536 of expenses to the Fund.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the Fund’s average daily net assets. For the period ended February 28, 2021, the Advisor waived $1,744,108 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$45
Xtrackers Low Beta High Yield Bond ETF	188
Xtrackers Short Duration High Yield Bond ETF	446
Xtrackers USD High Yield Corporate Bond ETF	20,082

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$3,462,787	$3,403,189
Xtrackers Low Beta High Yield Bond ETF	14,350,270	14,048,132
Xtrackers Short Duration High Yield Bond ETF	8,285,782	9,495,230
Xtrackers USD High Yield Corporate Bond ETF	1,244,104,958	1,214,351,293

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For the period ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$2,303,126	$—
Xtrackers Low Beta High Yield Bond ETF	9,248,372	7,555,763
Xtrackers Short Duration High Yield Bond ETF	2,230,482	—
Xtrackers USD High Yield Corporate Bond ETF	4,263,422,306	3,008,902,090

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 28, 2021, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$1,684,473	$2,029,021	$124,549
Xtrackers Low Beta High Yield Bond ETF	2,373,876	1,756,092	(2,509)
Xtrackers Short Duration High Yield Bond ETF	204,875	—	—
Xtrackers USD High Yield Corporate Bond ETF	112,156	703,353	(9,628)

5. Fund Share Transactions

As of February 28, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated

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investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at February 28, 2021.

8. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

9. Subsequent Event

On March 15, 2021, the Board of Trustees (“Board”) for Xtrackers USD High Yield Corporate Bond ETF (“Fund”) approved a 5-for-4 forward split of the Fund’s outstanding shares. After the close of the markets on April 13, 2021, the Fund effected a split of its outstanding shares to shareholders of record as of the close of business on April 12, 2021 (“Record Date”) resulting in shareholders of the Fund receiving five shares for every four shares held as of the Record Date. Shares of the Fund began trading on a split-adjusted basis on April 14, 2021 (“Ex-Date”). On the Ex-Date, the per share net asset value and opening market price decreased, while the number of shares outstanding increased proportionately, resulting in no change in the overall value of the Fund’s outstanding shares or a shareholder’s investment value. The share split did not result in a taxable transaction for shareholders. In addition, the Board approved a Creation Unit size change from 50,000 shares to 100,000 shares, effective April 14, 2021.

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Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2021, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 17-18, 2021 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 17 and February 18, 2021. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers.

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Contracts (Unaudited) (Continued)

The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fallout benefits likely to accrue to the Advisor related to the operation of the Funds.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL and HYLB (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-050032-5 (4/21) DBX004831 (4/22)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date May 5, 2021

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date May 5, 2021